GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments
June 30, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 89.4%
Automobiles & Components — 1.0%
Adient PLC (Ireland)*	3,433	$ 63,098
Aptiv PLC (Jersey)*	168	10,312
BorgWarner, Inc.	1,803	119,719
Dana, Inc.	80,723	2,196,473
Ford Motor Co.(a)	152,973	2,126,325
General Motors Co.(a)	56,609	4,363,422
Gentherm, Inc.*	178	6,071
Lear Corp.	10,867	1,456,830
Magna International, Inc. (Canada)	25,445	1,670,719
Phinia, Inc.	4,227	348,178
Visteon Corp.	235	23,314
Winnebago Industries, Inc.	3,874	121,024
		12,505,485
Capital Goods — 9.0%
A. O. Smith Corp.	28,129	1,764,251
AAR Corp.*	2,557	365,471
AECOM	4,954	345,789
Allegion PLC (Ireland)	3,304	464,179
AMETEK, Inc.	8,106	1,961,166
API Group Corp.*	12,622	534,542
Argan, Inc.	260	207,623
Axon Enterprise, Inc.*	2,559	1,434,601
Babcock & Wilcox Enterprises, Inc.*	53,915	760,201
Ballard Power Systems, Inc. (Canada)*	236,675	920,666
Bloom Energy Corp., Class A(a)*	8,351	2,527,848
Blue Bird Corp.*	14,860	1,173,346
Caterpillar, Inc.	742	790,156
Cummins, Inc.	5,324	3,797,130
Curtiss-Wright Corp.	311	235,663
Deere & Co.	2,551	1,618,176
Donaldson Co., Inc.	10,959	983,789
Douglas Dynamics, Inc.	15,592	841,188
Ducommun, Inc.*	1,732	320,784
EMCOR Group, Inc.	1,679	1,393,368
EnerSys	8,023	1,875,938
ESCO Technologies, Inc.	4,462	1,561,878
Everus Construction Group, Inc.*	19,464	3,230,051
Ferguson Enterprises, Inc.	1,464	347,451
Fortive Corp.	13,288	811,764
GE Vernova, Inc.	135	158,606
General Dynamics Corp.(a)	23,789	8,427,015
Graco, Inc.	13,029	985,123
Hayward Holdings, Inc.*	1,790	30,985
Helios Technologies, Inc.	5,434	484,984
Hexcel Corp.	17,098	1,710,826
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Honeywell Aerospace, Inc.(a)*	6,422	$ 1,419,776
Honeywell International, Inc.(a)	8,000	1,791,200
Howmet Aerospace, Inc.	6,197	1,666,125
Huntington Ingalls Industries, Inc.	1,360	380,650
JBT Marel Corp.	8,198	1,188,710
Johnson Controls International PLC (Ireland)	26,562	3,880,974
Kennametal, Inc.	34,299	1,202,180
L3Harris Technologies, Inc.	3,013	875,548
Leonardo DRS, Inc.	18,499	789,352
Lockheed Martin Corp.(a)	15,504	7,898,668
MDA Space Ltd. (Canada)*	18,846	777,963
Mercury Systems, Inc.*	3,933	481,124
Middleby Corp. (The)*	20,985	3,609,630
Moog, Inc., Class A	1,027	435,284
Mueller Industries, Inc.	750	92,197
MYR Group, Inc.*	5,554	2,779,222
Nordson Corp.	11,478	3,462,798
Northrop Grumman Corp.	2,589	1,318,604
Otis Worldwide Corp.	33,462	2,395,879
Plug Power, Inc.(a)*	903,420	2,448,268
Quanta Services, Inc.	1,402	1,009,496
Simpson Manufacturing Co., Inc.	9,602	2,010,179
Snap-on, Inc.	5,531	2,225,674
Stanley Black & Decker, Inc.	6,282	591,262
Stantec, Inc. (Canada)	9,496	654,369
Terex Corp.	7,687	556,462
Textron, Inc.	2,983	273,631
Toro Co. (The)	28,262	2,753,284
Trex Co., Inc.*	13,694	685,248
Tutor Perini Corp.	31,787	2,637,367
V2X, Inc.*	95	7,083
Valmont Industries, Inc.	1	578
Vertiv Holdings Co., Class A(a)	15,290	5,119,398
Vicor Corp.*	6,752	2,564,275
WESCO International, Inc.	2,728	942,333
Westinghouse Air Brake Technologies Corp.	8,482	2,286,747
Willis Lease Finance Corp.	233	53,310
WW Grainger, Inc.	1,408	1,915,443
Xylem, Inc.	23,613	2,791,293
Zurn Elkay Water Solutions Corp.	28,890	1,459,812
		111,495,954
Commercial & Professional Services — 2.4%
Amentum Holdings, Inc.*	37,209	769,110
Automatic Data Processing, Inc.(a)	8,476	1,898,200

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Booz Allen Hamilton Holding Corp.	14,733	$ 893,851
Brink's Co. (The)	6,327	597,838
Broadridge Financial Solutions, Inc.	8,822	1,208,173
Copart, Inc.(a)*	101,744	2,868,163
First Advantage Corp.*	30,448	549,586
Genpact Ltd. (Bermuda)	16,460	452,650
Healthcare Services Group, Inc.*	69,939	1,717,702
Innodata, Inc.*	2,018	152,520
Jacobs Solutions, Inc.	5,665	713,790
Leidos Holdings, Inc.	9,935	1,023,007
MSA Safety, Inc.	6,628	1,157,116
Paychex, Inc.	14,862	1,461,380
Paycom Software, Inc.	10,905	1,370,540
Paylocity Holding Corp.*	4,768	498,399
Planet Labs PBC*	39,827	1,319,469
Republic Services, Inc.	908	193,477
Rollins, Inc.	42,863	1,789,102
Tetra Tech, Inc.	63,867	1,845,118
Thomson Reuters Corp. (Canada)	30,068	2,455,654
UL Solutions, Inc., Class A	4,152	422,923
UniFirst Corp.	259	68,495
Upwork, Inc.*	86,327	721,694
Veralto Corp.	13,985	1,240,190
Verisk Analytics, Inc.	13,925	2,499,955
Waste Management, Inc.	1,964	437,736
		30,325,838
Consumer Discretionary Distribution & Retail — 3.9%
Academy Sports & Outdoors, Inc.	443	20,879
Amazon.com, Inc.(a)*	52,660	12,550,984
American Eagle Outfitters, Inc.	26,583	457,228
AutoZone, Inc.*	758	2,422,522
Best Buy Co., Inc.	1,904	144,475
Bob's Discount Furniture, Inc.*	3,311	52,380
Burlington Stores, Inc.*	2,230	706,464
Chewy, Inc., Class A*	21,483	422,141
Dillard's, Inc., Class A	2,176	1,149,842
eBay, Inc.(a)	36,713	4,102,678
Envela Corp.*	19	549
Five Below, Inc.*	5,521	992,621
Genuine Parts Co.	4,472	527,607
GigaCloud Technology, Inc., Class A (Cayman Islands)*	21,475	678,610
Group 1 Automotive, Inc.	3,974	1,157,110
Home Depot, Inc. (The)	6,519	2,299,121
Kohl's Corp.	81,532	1,444,747
Lithia Motors, Inc.	6,244	1,813,819
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Discretionary Distribution & Retail — (Continued)
LKQ Corp.	23,441	$ 617,201
Lowe's Cos., Inc.	8,975	1,978,898
Macy's, Inc.	96,989	2,284,091
Murphy USA, Inc.	3,082	1,660,797
National Vision Holdings, Inc.*	11,071	210,460
Ollie's Bargain Outlet Holdings, Inc.*	23,253	1,787,691
O'Reilly Automotive, Inc.*	17,129	1,577,410
Petco Health & Wellness Co., Inc.*	144,726	393,655
Ross Stores, Inc.	13,106	2,789,612
Signet Jewelers Ltd. (Bermuda)	622	53,616
TJX Cos., Inc. (The)(a)	12,314	1,865,571
Ulta Beauty, Inc.*	1,573	709,391
Valvoline, Inc.*	20,419	807,367
Williams-Sonoma, Inc.	1,178	274,592
		47,954,129
Consumer Durables & Apparel — 1.8%
Amer Sports, Inc. (Cayman Islands)*	7,528	254,748
BRP, Inc., sub-voting shares (Canada)	17,505	1,068,155
Callaway Golf Co.*	89,500	1,681,705
Canada Goose Holdings, Inc. (Canada)*	1,032	9,814
Capri Holdings Ltd. (British Virgin Islands)*	99,204	1,842,218
Carter's, Inc.	14,350	590,646
Champion Homes, Inc.*	13,073	1,151,993
Deckers Outdoor Corp.*	32,760	3,252,740
Garmin Ltd. (Switzerland)	2,014	478,406
Hasbro, Inc.	19,297	1,593,739
Leggett & Platt, Inc.	4,890	57,262
Levi Strauss & Co., Class A	24,941	619,285
Lululemon Athletica, Inc.*	28,885	3,298,089
Mohawk Industries, Inc.*	4,708	571,222
NVR, Inc.*	154	1,049,264
Peloton Interactive, Inc., Class A*	202,077	1,194,275
Ralph Lauren Corp.	1,803	723,742
Sonos, Inc.*	40,836	552,511
Tapestry, Inc.	7,837	1,147,180
Wolverine World Wide, Inc.	53,741	888,339
		22,025,333
Consumer Services — 2.7%
ADT, Inc.	165,673	1,076,874
American Public Education, Inc.*	123	6,605
Aramark	9,089	517,164
BJ's Restaurants, Inc.*	2,049	124,446
Booking Holdings, Inc.(a)	22,191	3,955,324

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Brinker International, Inc.*	3,906	$ 656,208
Carnival Corp. Ltd. (Bermuda)	47,389	1,353,904
Chipotle Mexican Grill, Inc.*	6,113	207,842
Churchill Downs, Inc.	5,328	477,602
Darden Restaurants, Inc.	6,458	1,330,413
Domino's Pizza, Inc.	4,919	1,456,221
DraftKings, Inc., Class A*	62,475	1,578,118
Expedia Group, Inc.	11,938	3,054,695
Grand Canyon Education, Inc.*	10,229	1,463,872
Las Vegas Sands Corp.	36,204	1,672,263
Lindblad Expeditions Holdings, Inc.*	16,198	457,432
Marriott International, Inc., Class A	649	240,513
McDonald's Corp.(a)	20,995	5,675,158
Penn Entertainment, Inc.*	63,977	1,366,549
Perdoceo Education Corp.	54,155	1,732,960
Planet Fitness, Inc., Class A*	16,950	884,281
Restaurant Brands International, Inc. (Canada)	2,644	191,716
Starbucks Corp.	14,169	1,447,930
Strategic Education, Inc.	10,371	794,626
Texas Roadhouse, Inc.	2,985	576,792
Yum! Brands, Inc.	8,210	1,312,451
		33,611,959
Consumer Staples Distribution & Retail — 2.0%
Casey's General Stores, Inc.	2,993	2,378,807
Costco Wholesale Corp.(a)	5,298	4,956,120
Dollar General Corp.	22,050	2,538,176
Dollar Tree, Inc.*	19,454	2,352,961
Ingles Markets, Inc., Class A	3,635	321,988
Kroger Co. (The)	39,164	2,174,777
Sysco Corp.	12,266	1,025,192
Target Corp.(a)	29,593	3,865,142
United Natural Foods, Inc.*	23,014	1,051,049
Walmart, Inc.(a)	33,877	3,836,909
		24,501,121
Energy — 6.8%
Antero Midstream Corp.	38,635	878,946
APA Corp.(a)	87,794	2,859,451
Archrock, Inc.	3,851	156,774
Baker Hughes Co.	65,969	3,661,279
Baytex Energy Corp. (Canada)	405,845	1,623,380
Borr Drilling Ltd. (Bermuda)*	13,847	57,188
Cameco Corp. (Canada)	23,880	2,432,417
Chevron Corp.	12,335	2,044,650
CNX Resources Corp.*	108,477	3,680,625
ConocoPhillips	43,759	4,549,186
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Core Natural Resources, Inc.	718	$ 57,454
CVR Energy, Inc.	998	27,485
DHT Holdings, Inc. (Marshall Islands)	44,917	742,478
Dorian LPG Ltd. (Marshall Islands)	3,616	125,764
DT Midstream, Inc.	8,807	1,292,339
EQT Corp.(a)	96,909	5,152,652
Expand Energy Corp.(a)	74,370	6,781,800
Exxon Mobil Corp.(a)	35,653	4,874,478
Gulfport Energy Corp.*	17,352	2,944,634
Halliburton Co.	95,259	3,234,043
Helix Energy Solutions Group, Inc.*	116,525	1,018,428
HF Sinclair Corp.	19,344	1,347,310
Innovex International, Inc.*	9,641	239,097
Kinder Morgan, Inc.(a)	151,269	4,836,070
Kodiak Gas Services, Inc.	20,515	1,541,292
Kosmos Energy Ltd.*	896,160	1,890,898
Nabors Industries Ltd. (Bermuda)*	6,597	554,214
Noble Corp. PLC (United Kingdom)	13,268	494,896
Nordic American Tankers Ltd. (Bermuda)	75,894	420,453
NOV, Inc.	4,393	81,490
Occidental Petroleum Corp.(a)	91,290	4,433,955
Oceaneering International, Inc.*	21,869	886,132
Pembina Pipeline Corp. (Canada)	25,347	1,172,299
Range Resources Corp.	124,919	4,645,738
SFL Corp. Ltd. (Bermuda)	74,341	758,278
SLB Ltd. (Curacao)	33,876	1,574,895
TechnipFMC PLC (United Kingdom)	43,201	2,864,226
Tidewater, Inc.*	5,763	383,989
Transocean Ltd. (Switzerland)*	503,621	2,462,707
Valaris Ltd. (Bermuda)*	7,954	577,460
Valero Energy Corp.(a)	14,513	3,779,766
Vermilion Energy, Inc. (Canada)	90,670	849,578
Weatherford International PLC (Ireland)	8,476	690,794
		84,680,988
Financial Services — 3.0%
Berkshire Hathaway, Inc., Class B(a)*	4,956	2,479,933
Cboe Global Markets, Inc.	13,415	3,255,418
CME Group, Inc.(a)	21,991	4,856,273
Corpay, Inc.*	6,788	2,262,237
Euronet Worldwide, Inc.*	3,681	269,412
FactSet Research Systems, Inc.	4,974	1,144,418
Fidelity National Information Services, Inc.	26,830	1,043,150

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Fiserv, Inc.*	33,042	$ 1,620,710
Flywire Corp.*	71,359	1,253,778
Franklin Resources, Inc.	29,042	966,227
Intercontinental Exchange, Inc.	20,279	2,496,548
Jack Henry & Associates, Inc.	11,765	1,620,511
Mastercard, Inc., Class A	7,693	3,951,125
Morningstar, Inc.	937	146,191
MSCI, Inc.	912	510,756
Nasdaq, Inc.	5,601	441,471
NCR Atleos Corp.*	1,433	62,207
Paymentus Holdings, Inc., Class A*	54,372	1,313,627
PayPal Holdings, Inc.	54,482	2,352,533
T Rowe Price Group, Inc.	11,886	1,351,319
Visa, Inc., Class A	11,336	3,889,268
		37,287,112
Food, Beverage & Tobacco — 2.5%
Altria Group, Inc.(a)	52,110	3,749,315
Archer-Daniels-Midland Co.	13,675	1,044,770
Brown-Forman Corp., Class B	17,241	459,473
Coca-Cola Co. (The)(a)	65,150	5,294,740
Conagra Brands, Inc.	19,787	266,333
Darling Ingredients, Inc.*	42,091	2,299,010
Del Monte Corp. (Cayman Islands)	8,831	246,473
Flowers Foods, Inc.	38,963	307,808
General Mills, Inc.	45,323	1,577,240
Hershey Co. (The)	9,805	1,720,287
Hormel Foods Corp.	91,104	2,261,201
Ingredion, Inc.	322	30,497
J & J Snack Foods Corp.	6,910	507,540
J M Smucker Co. (The)	11,375	1,279,688
Kraft Heinz Co. (The)	79,555	1,879,089
Marzetti Company (The)	6,697	764,530
Molson Coors Beverage Co., Class B	17,175	669,138
Mondelez International, Inc., Class A	4,840	279,946
Monster Beverage Corp.*	8,061	774,823
National Beverage Corp.*	451	14,071
PepsiCo, Inc.	24,888	3,369,835
Tyson Foods, Inc., Class A	31,301	1,791,982
Universal Corp.	513	26,763
Vita Coco Co., Inc. (The)*	1,080	71,431
Westrock Coffee Co.*	5,917	47,987
		30,733,970
Health Care Equipment & Services — 5.6%
Addus HomeCare Corp.*	1,744	175,220
agilon health, Inc.*	2,820	302,248
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Align Technology, Inc.*	3,101	$ 523,015
AMN Healthcare Services, Inc.*	27,302	883,766
Becton Dickinson & Co.(a)	27,843	4,213,481
Boston Scientific Corp.(a)*	131,235	5,601,110
BrightSpring Health Services, Inc.*	57,414	4,004,052
Butterfly Network, Inc.*	265,789	2,237,943
Cardinal Health, Inc.	53	12,591
Cencora, Inc.	4,092	1,157,954
Centene Corp.*	11,579	743,256
Chemed Corp.	3,635	1,692,965
Cigna Group (The)	2,464	679,275
CONMED Corp.	5,863	191,896
CVS Health Corp.	44,974	4,652,560
Dexcom, Inc.*	1,592	107,221
Elevance Health, Inc.	7,360	2,846,333
Ensign Group, Inc. (The)	7,125	1,142,137
Guardant Health, Inc.*	9,815	1,472,544
Guardian Pharmacy Services, Inc., Class A*	4,858	203,404
HCA Healthcare, Inc.	6,976	2,719,873
HealthEquity, Inc.*	10,226	923,612
Hinge Health, Inc., Class A*	5	415
Humana, Inc.	3,291	1,307,251
ICU Medical, Inc.*	3,638	533,331
IDEXX Laboratories, Inc.*	191	100,550
Insulet Corp.*	10,907	1,660,591
Labcorp Holdings, Inc.	2,269	635,320
LeMaitre Vascular, Inc.	7,523	721,907
LifeStance Health Group, Inc.*	64,422	689,960
LivaNova PLC (United Kingdom)*	433	35,606
McKesson Corp.	3,693	2,790,431
Medtronic PLC (Ireland)	73,711	5,766,411
Nutex Health, Inc.*	2,191	374,420
Omnicell, Inc.*	21,136	877,567
Pediatrix Medical Group, Inc.*	37,311	945,088
Penumbra, Inc.*	2,411	761,273
Privia Health Group, Inc.*	27,708	712,927
Progyny, Inc.*	111,366	3,210,682
Quest Diagnostics, Inc.	2,136	452,725
ResMed, Inc.	15,637	3,047,338
Solventum Corp.*	8,580	661,947
Stryker Corp.	518	163,087
Teleflex, Inc.	3,439	435,928
Tenet Healthcare Corp.*	6,420	1,201,054
UnitedHealth Group, Inc.	6,757	2,808,412
Universal Health Services, Inc., Class B	5,390	801,439

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Veeva Systems, Inc., Class A*	10,782	$ 1,913,481
Waystar Holding Corp.*	44,251	908,473
		70,004,070
Household & Personal Products — 1.1%
Church & Dwight Co., Inc.	8,139	788,506
Clorox Co. (The)	7,488	714,655
Colgate-Palmolive Co.	14,855	1,361,906
Estee Lauder Cos., Inc. (The), Class A	44,481	3,511,775
Kenvue, Inc.	122,450	2,340,020
Kimberly-Clark Corp.	24,597	2,700,013
Procter & Gamble Co. (The)	13,461	1,973,921
		13,390,796
Materials — 4.7%
Agnico Eagle Mines Ltd. (Canada)	3,052	473,457
Alamos Gold, Inc., Class A (Canada)	14,015	425,215
Albemarle Corp.	16,199	2,187,351
Aura Minerals, Inc. (British Virgin Islands)	5,091	320,478
Avery Dennison Corp.	10,175	1,651,911
Barrick Mining Corp. (Canada)	17,890	657,100
CF Industries Holdings, Inc.	11,423	1,236,654
Compass Minerals International, Inc.*	29,226	909,805
Constellium SE (France)*	362	11,537
Corteva, Inc.	28,761	2,435,769
CRH PLC (Ireland)	910	97,370
DuPont de Nemours, Inc.(a)	31,223	4,235,042
Eastman Chemical Co.	6,855	459,148
Ecovyst, Inc.*	120,373	1,498,644
First Majestic Silver Corp. (Canada)	2,656	45,046
Fortuna Mining Corp. (Canada)*	215,151	1,818,026
Freeport-McMoRan, Inc.	26,328	1,655,768
Hecla Mining Co.	31,416	484,749
Hudbay Minerals, Inc. (Canada)	83,820	1,978,990
Huntsman Corp.	5,214	55,373
IAMGOLD Corp. (Canada)*	159,332	2,523,819
Ingevity Corp.*	10,560	788,515
International Flavors & Fragrances, Inc.	19,989	1,583,529
Kaiser Aluminum Corp.	3,838	750,828
Kinross Gold Corp. (Canada)	72,108	1,703,191
Koppers Holdings, Inc.	382	17,152
Linde PLC (Ireland)	6,306	3,272,436
LSB Industries, Inc.*	37,758	408,164
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
LyondellBasell Industries NV, Class A (Netherlands)	64,803	$ 3,411,878
Newmont Corp.	36,208	3,381,827
Nucor Corp.	7,655	1,705,151
Nutrien Ltd. (Canada)	2,253	141,826
OceanaGold Corp. (Canada)	1,649	41,357
Olin Corp.	34,124	676,338
Pan American Silver Corp. (Canada)	68,593	3,072,280
Reliance, Inc.	370	138,232
Southern Copper Corp.	1,317	229,500
SSR Mining, Inc. (Canada)*	74,906	2,118,342
Steel Dynamics, Inc.	11,695	2,683,535
Teck Resources Ltd., Class B (Canada)	55,914	3,324,646
TriMas Corp.	40,805	1,837,449
Vulcan Materials Co.	4,478	1,321,055
Wheaton Precious Metals Corp. (Canada)	8,762	984,148
		58,752,631
Media & Entertainment — 4.4%
Alphabet, Inc., Class A(a)	45,807	16,370,048
Cargurus, Inc.*	22,623	771,218
Charter Communications, Inc., Class A*	5,334	758,548
EchoStar Corp., Class A*	8,710	884,065
Electronic Arts, Inc.	11,604	2,379,284
Fox Corp., Class A	59,665	3,112,126
Liberty Media Corp.-Liberty Formula One, Class C*	3,410	324,427
Meta Platforms, Inc., Class A(a)	26,680	15,028,577
Netflix, Inc.(a)*	100,388	7,167,703
New York Times Co. (The), Class A	844	59,063
News Corp., Class A	58,835	1,460,873
Omnicom Group, Inc.	10,648	775,494
Pinterest, Inc., Class A*	36,166	760,571
Reddit, Inc., Class A*	11,157	1,936,632
Roku, Inc.*	11,220	1,549,931
Scholastic Corp.	6,478	297,988
Walt Disney Co. (The)	2,539	244,379
Warner Music Group Corp., Class A	30,980	838,629
Ziff Davis, Inc.*	2,869	150,250
		54,869,806
Pharmaceuticals, Biotechnology & Life Sciences — 5.2%
10X Genomics, Inc., Class A*	56,253	2,156,740
Absci Corp.*	17,634	204,378
Adaptive Biotechnologies Corp.*	32,143	689,467

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Agilent Technologies, Inc.	8,909	$ 1,183,382
ANI Pharmaceuticals, Inc.*	1,914	158,441
Aurinia Pharmaceuticals, Inc. (Canada)*	41,317	701,150
Beam Therapeutics, Inc.*	4,616	158,421
Biogen, Inc.*	9,797	2,116,740
Bristol-Myers Squibb Co.(a)	73,365	4,227,291
CareDx, Inc.*	29,232	833,112
Collegium Pharmaceutical, Inc.*	34,541	1,250,384
CryoPort, Inc.*	5,282	82,927
Cytokinetics, Inc.*	1,625	138,434
Design Therapeutics, Inc.*	2,137	30,922
Elanco Animal Health, Inc.*	38,907	957,501
Eton Pharmaceuticals, Inc.*	8,808	318,850
Fortrea Holdings, Inc.*	61,583	1,071,544
Gilead Sciences, Inc.(a)	35,593	4,496,820
GRAIL, Inc.*	1,546	105,545
Harmony Biosciences Holdings, Inc.*	21,575	785,546
ImmunityBio, Inc.*	95,729	838,107
Immunovant, Inc.*	15,441	594,942
Incyte Corp.*	17,403	1,972,804
Indivior Pharmaceuticals, Inc.*	35,940	1,474,618
Innoviva, Inc.*	23,190	526,645
IQVIA Holdings, Inc.*	16,104	3,111,615
Johnson & Johnson(a)	21,101	5,359,021
Kymera Therapeutics, Inc.*	188	21,558
Ligand Pharmaceuticals, Inc.*	1,885	595,830
Liquidia Corp.*	15,753	1,255,987
Merck & Co., Inc.	29,419	3,780,342
Nuvation Bio, Inc.*	92,763	526,894
Pfizer, Inc.(a)	286,063	6,888,397
Regeneron Pharmaceuticals, Inc.(a)	10,655	6,643,819
Rhythm Pharmaceuticals, Inc.*	175	19,430
Roivant Sciences Ltd. (Bermuda)*	2,417	85,538
SELLAS Life Sciences Group, Inc.*	36,744	542,341
Septerna, Inc.*	4,471	149,734
Thermo Fisher Scientific, Inc.	6,632	3,325,020
Viatris, Inc.	162,747	2,584,422
Xeris Biopharma Holdings, Inc.*	34,548	273,620
Zoetis, Inc.	25,541	1,835,376
		64,073,655
Semiconductors & Semiconductor Equipment — 11.2%
Advanced Micro Devices, Inc.(a)*	13,362	7,762,119
Allegro MicroSystems, Inc.*	5,606	390,290
Analog Devices, Inc.(a)	14,809	5,881,691
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Applied Materials, Inc.	3,345	$ 2,418,435
AXT, Inc.(a)*	76,724	5,530,266
Broadcom, Inc.(a)	16,743	6,324,668
Cirrus Logic, Inc.*	6,572	976,139
Cohu, Inc.*	34,462	2,547,086
Credo Technology Group Holding Ltd. (Cayman Islands)*	67	18,221
First Solar, Inc.*	12,558	2,963,186
FormFactor, Inc.*	966	154,492
Ichor Holdings Ltd. (Cayman Islands)*	12,789	1,435,949
Intel Corp.*	1,594	222,570
KLA Corp.	6,623	1,998,225
Kulicke & Soffa Industries, Inc.	1,386	185,391
Lam Research Corp.(a)	49,076	21,266,103
MACOM Technology Solutions Holdings, Inc.*	2,527	961,195
Marvell Technology, Inc.(a)	21,929	6,532,430
MaxLinear, Inc.*	9,618	1,231,393
Microchip Technology, Inc.	19,522	1,780,406
Micron Technology, Inc.(a)	15,109	17,440,168
Monolithic Power Systems, Inc.	3,229	4,463,640
NVIDIA Corp.(a)	77,602	15,527,384
NXP Semiconductors NV (Netherlands)	20,406	5,734,698
ON Semiconductor Corp.(a)*	39,537	3,737,828
Qnity Electronics, Inc.	3,150	514,427
QUALCOMM, Inc.(a)	56,457	10,432,689
SiTime Corp.*	2,678	1,996,610
Skyworks Solutions, Inc.	2,703	183,263
Texas Instruments, Inc.(a)	22,158	6,604,635
Universal Display Corp.	14,857	1,286,468
		138,502,065
Software & Services — 8.9%
Accenture PLC, Class A (Ireland)	13,191	1,641,488
Adobe, Inc.(a)*	24,501	5,023,195
Akamai Technologies, Inc.*	11,517	1,361,425
Appian Corp., Class A*	61,959	1,418,861
AppLovin Corp., Class A*	4,518	2,327,809
Arteris, Inc.*	1,075	52,234
Asana, Inc., Class A*	18,621	130,347
Atlassian Corp., Class A*	26,822	2,086,483
Autodesk, Inc.*	10,691	2,078,544
AvePoint, Inc.*	35,612	399,210
Bentley Systems, Inc., Class B	12,568	375,658
Blackbaud, Inc.*	31,223	924,825

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
BlackBerry Ltd. (Canada)*	268,129	$ 3,391,832
Box, Inc., Class A*	31,464	835,055
CCC Intelligent Solutions Holdings, Inc.*	131,092	676,435
Clear Secure, Inc., Class A	29,574	1,648,159
Cognizant Technology Solutions Corp., Class A	19,331	748,690
Crowdstrike Holdings, Inc., Class A(a)*	3,927	2,996,851
Descartes Systems Group, Inc. (The) (Canada)*	6,213	430,188
EPAM Systems, Inc.*	8,045	638,371
Fastly, Inc., Class A*	17,542	322,071
Five9, Inc.*	43,246	922,005
Fortinet, Inc.(a)*	43,842	6,735,008
Gartner, Inc.*	11,394	1,476,890
Gen Digital, Inc.	71,847	1,788,272
Globant SA (Luxembourg)*	29,389	850,518
GoDaddy, Inc., Class A*	35,414	3,005,940
Intuit, Inc.(a)	23,994	6,262,434
LiveRamp Holdings, Inc.*	29,308	1,103,153
Microsoft Corp.(a)	30,738	11,465,889
MongoDB, Inc.*	1,439	483,360
nCino, Inc.*	99,964	1,634,411
NCR Voyix Corp.*	28,259	230,876
Nutanix, Inc., Class A*	15,403	784,937
Open Text Corp. (Canada)	34,444	762,935
Oracle Corp.(a)	29,327	4,297,872
PTC, Inc.(a)*	36,560	4,153,582
Q2 Holdings, Inc.*	39,714	1,910,243
RingCentral, Inc., Class A	36,198	1,410,998
Roper Technologies, Inc.	6,734	2,278,718
Salesforce, Inc.(a)	25,848	4,049,348
ServiceNow, Inc.(a)*	55,861	5,545,880
Snowflake, Inc.*	9,984	2,540,928
Sprinklr, Inc., Class A*	75,920	391,747
Tenable Holdings, Inc.*	8,767	323,327
Teradata Corp.*	83,760	2,902,284
Trimble, Inc.*	21,196	1,084,811
Tyler Technologies, Inc.*	5,378	1,572,850
UiPath, Inc., Class A(a)*	512,756	5,573,658
VeriSign, Inc.	6,547	1,646,963
Workday, Inc., Class A*	7,977	976,544
Zoom Communications, Inc.*	37,615	3,246,551
		110,920,663
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — 9.4%
Amphenol Corp., Class A(a)	11,773	$ 2,075,815
Apple, Inc.(a)	45,086	13,046,085
Arrow Electronics, Inc.*	6,119	1,305,856
Avnet, Inc.	129	11,458
Benchmark Electronics, Inc.	5,863	578,502
Celestica, Inc. (Canada)*	1,011	368,813
Ciena Corp.*	4,602	2,257,557
Cisco Systems, Inc.(a)	39,558	4,646,483
Daktronics, Inc.*	12,081	236,304
Dell Technologies, Inc., Class C(a)	28,859	12,451,504
Diebold Nixdorf, Inc.*	11,291	959,961
ePlus, Inc.	27	2,247
F5, Inc.*	1,632	678,847
Hewlett Packard Enterprise Co.(a)	151,137	6,817,790
HP, Inc.	73,899	1,621,344
Jabil, Inc.	3,279	1,263,989
Keysight Technologies, Inc.*	9,320	3,262,652
Knowles Corp.*	3,024	125,436
LightPath Technologies, Inc., Class A*	26,360	430,986
Littelfuse, Inc.	572	260,449
Lumentum Holdings, Inc.*	2,361	2,025,880
Motorola Solutions, Inc.	9,694	4,025,821
Napco Security Technologies, Inc.	10,655	404,677
NetApp, Inc.	16,410	2,539,612
NetScout Systems, Inc.*	4,502	196,062
nLight, Inc.*	53,928	3,754,467
Novanta, Inc. (Canada)*	2,903	470,983
Ouster, Inc.*	6,731	420,822
PC Connection, Inc.	139	10,146
Rogers Corp.*	2,455	401,957
Sandisk Corp.(a)*	12,143	27,609,903
Seagate Technology Holdings PLC (Ireland)	6,560	6,330,400
Super Micro Computer, Inc.*	17,318	507,937
TE Connectivity PLC (Ireland)	7,945	1,601,791
Teledyne Technologies, Inc.*	2,664	1,776,622
Viasat, Inc.*	5,371	482,369
Viavi Solutions, Inc.*	8,003	382,143
Vishay Intertechnology, Inc.	50,337	2,707,124
Vistance Networks, Inc.(a)	305,610	3,905,696
Western Digital Corp.(a)	6,475	4,135,712
		116,092,202
Telecommunication Services — 0.9%
Anterix, Inc.*	3,862	397,554
AT&T, Inc.	181,940	3,766,158

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Bandwidth, Inc., Class A*	5,672	$ 359,038
Comcast Corp., Class A	98,716	2,423,478
Lumen Technologies, Inc.*	77,116	592,251
Rogers Communications, Inc., Class B (Canada)	13,113	426,172
T-Mobile US, Inc.	17,455	2,927,727
		10,892,378
Transportation — 1.7%
Allegiant Travel Co.*	20,159	2,370,698
CH Robinson Worldwide, Inc.	2,233	420,563
CSX Corp.	35,906	1,706,612
Delta Air Lines, Inc.	16,724	1,566,370
Expeditors International of Washington, Inc.	7,658	1,248,101
FedEx Corp.	4,679	1,465,135
GXO Logistics, Inc.*	5,798	293,959
Heartland Express, Inc.	3,387	51,550
JB Hunt Transport Services, Inc.	11,996	3,472,002
Kirby Corp.*	768	104,425
Norfolk Southern Corp.	6,159	1,937,560
Uber Technologies, Inc.*	27,722	2,000,420
Union Pacific Corp.	8,282	2,252,704
United Parcel Service, Inc., Class B	19,835	2,132,263
		21,022,362
Utilities — 1.2%
AES Corp. (The)	10,917	160,043
Alliant Energy Corp.	4,558	347,730
Ameren Corp.	624	70,537
American Electric Power Co., Inc.	1,036	141,735
American States Water Co.	3,966	327,711
American Water Works Co., Inc.	2,532	333,161
Atmos Energy Corp.	2,178	375,204
CenterPoint Energy, Inc.	28,524	1,256,197
Duke Energy Corp.(a)	31,683	4,010,434
Entergy Corp.	583	66,963
Evergy, Inc.	12,345	1,066,978
FirstEnergy Corp.	28,545	1,357,029
Hallador Energy Co.*	8,937	155,414
National Fuel Gas Co.	7,636	589,576
NiSource, Inc.	950	45,173
OGE Energy Corp.	15,982	777,684
Public Service Enterprise Group, Inc.	13,808	1,120,657
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Southern Co. (The)	9,007	$ 862,060
WEC Energy Group, Inc.	11,024	1,287,273
		14,351,559
TOTAL COMMON STOCKS (Cost $954,328,343)		1,107,994,076
SHORT-TERM INVESTMENT — 4.1%
BNY Dreyfus Government Cash Management Fund, Institutional Shares, 3.54%(b)	50,507,190	50,507,190
TOTAL SHORT-TERM INVESTMENT (Cost $50,507,190)		50,507,190

TOTAL INVESTMENTS - 93.5% (Cost $1,004,835,533)		1,158,501,266
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.5%		80,744,128
NET ASSETS - 100.0%		$1,239,245,394

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
(b)	Rate disclosed is the 7-day yield at June 30, 2026.
*	Non-income producing.
PLC	Public Limited Company

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
The portfolio matures between July 6, 2026 and January 27, 2031, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. At June 30, 2026, there are no upfront fees paid or received in connection with the total return swaps. The following table represents the individual long and short positions and related values of total return swaps.
Total Return Swaps
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Long
Automobiles & Components
Adient PLC (Ireland)	USFF +0.250%	Weekly	MS	01/27/31	1,252	$25,688	$23,012	$(2,031)
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,431	146,881	227,818	88,177
Dana, Inc.	USFF +0.250%	Weekly	MS	01/17/30	26,633	652,089	724,684	95,916
Ford Motor Co.	USFF +0.250%	Weekly	MS	07/16/29	182,524	1,942,980	2,537,084	724,130
General Motors Co.	USFF +0.250%	Weekly	MS	01/07/27	23,253	1,476,028	1,792,341	375,866
Gentherm, Inc.	USFF +0.250%	Weekly	MS	01/27/31	45	1,529	1,535	6
Lear Corp.	USFF +0.250%	Weekly	MS	01/27/31	3,099	421,430	415,452	7,186
Magna International, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	5,490	335,179	360,473	36,008
Phinia, Inc.	USFF +0.250%	Weekly	MS	01/27/31	600	45,251	49,422	5,518
Visteon Corp.	USFF +0.250%	Weekly	MS	01/27/31	67	6,614	6,647	169
Winnebago Industries, Inc.	USFF +0.250%	Weekly	MS	01/27/31	1,006	31,283	31,427	939
					247,400	5,084,952	6,169,895	1,331,884
Capital Goods
A. O. Smith Corp.	USFF -0.250%	Weekly	MS	07/16/29	8,356	542,668	524,088	2,671
AAR Corp.	USFF +0.250%	Weekly	MS	01/27/31	1,831	201,753	261,705	71,421
AECOM	USFF +0.250%	Weekly	MS	01/27/31	9,269	758,653	646,976	(91,142)
Allegion PLC (Ireland)	USFF +0.250%	Weekly	MS	01/17/30	4,815	722,507	676,459	(21,531)
AMETEK, Inc.	USFF +0.250%	Weekly	MS	01/10/28	8,086	1,538,687	1,956,327	471,345
API Group Corp.	USFF +0.250%	Weekly	MS	01/27/31	10,163	407,804	430,403	33,440
Argan, Inc.	USFF +0.250%	Weekly	MS	01/27/31	484	287,171	386,498	106,949
Axon Enterprise, Inc.	USFF +0.250%	Weekly	MS	01/27/31	2,071	827,433	1,161,023	355,628
Babcock & Wilcox Enterprises, Inc.	USFF +0.250%	Weekly	MS	07/23/30	13,592	112,819	191,647	81,799
Ballard Power Systems, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/27/31	96,330	456,158	374,724	(69,303)
Bloom Energy Corp., Class A	USFF +0.250%	Weekly	MS	01/27/31	456	108,418	138,031	32,466
Blue Bird Corp.	USFF +0.250%	Weekly	MS	07/23/30	6,528	324,616	515,451	199,455
Carpenter Technology Corp.	USFF +0.250%	Weekly	MS	07/23/30	2	543	1,234	665
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,110	613,359	1,182,039	588,358
Cummins, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,415	1,140,452	1,722,402	623,536
Curtiss-Wright Corp.	USFF +0.250%	Weekly	MS	07/06/26	391	278,995	296,284	24,780
Deere & Co.	USFF +0.250%	Weekly	MS	07/23/30	1,737	861,609	1,101,831	271,831
Donaldson Co., Inc.	USFF +0.250%	Weekly	MS	01/27/31	3,021	257,863	271,195	20,172
Douglas Dynamics, Inc.	USFF +0.250%	Weekly	MS	01/27/31	3,610	160,878	194,760	39,309
Ducommun, Inc.	USFF +0.250%	Weekly	MS	01/27/31	412	61,520	76,307	16,387
EMCOR Group, Inc.	USFF +0.250%	Weekly	MS	01/27/31	1,526	1,176,657	1,266,397	121,542
EnerSys	USFF +0.250%	Weekly	MS	01/27/31	1,242	281,465	290,404	16,629

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Capital Goods — (continued)
ESCO Technologies, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,397	$271,423	$489,006	$225,053
Everus Construction Group, Inc.	USFF +0.250%	Weekly	MS	01/27/31	7,656	1,171,907	1,270,513	129,835
Ferguson Enterprises, Inc.	USFF +0.250%	Weekly	MS	01/27/31	299	65,977	70,962	9,145
Fortive Corp.	USFF +0.250%	Weekly	MS	07/23/30	8,018	416,037	489,820	86,029
GE Vernova, Inc.	USFF +0.250%	Weekly	MS	07/08/27	46	52,563	54,044	3,198
General Dynamics Corp.	USFF +0.250%	Weekly	MS	01/10/28	6,324	2,062,423	2,240,214	257,217
Graco, Inc.	USFF +0.250%	Weekly	MS	01/27/31	2,525	206,860	190,915	(11,409)
Hayward Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	866	11,880	14,990	3,387
Helios Technologies, Inc.	USFF +0.250%	Weekly	MS	01/27/31	1,131	76,637	100,942	27,514
Hexcel Corp.	USFF +0.250%	Weekly	MS	01/27/31	3,306	298,481	330,798	40,406
Honeywell Aerospace, Inc.	USFF +0.250%	Weekly	MS	01/27/31	2,067	419,510	456,862	48,505
Honeywell International, Inc.	USFF +0.250%	Weekly	MS	01/27/31	2,551	547,275	571,281	38,568
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	01/12/29	959	242,097	257,837	22,165
Huntington Ingalls Industries, Inc.	USFF +0.250%	Weekly	MS	01/27/31	568	174,409	158,978	(10,405)
JBT Marel Corp.	USFF +0.250%	Weekly	MS	01/27/31	1,831	231,481	265,495	40,162
Johnson Controls International PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	4,715	539,083	688,909	176,374
Kennametal, Inc.	USFF +0.250%	Weekly	MS	01/27/31	10,884	371,161	381,484	20,188
L3Harris Technologies, Inc.	USFF +0.250%	Weekly	MS	01/27/31	921	277,209	267,633	(1,287)
Leonardo DRS, Inc.	USFF +0.250%	Weekly	MS	01/27/31	5,002	213,470	213,435	5,888
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	01/27/31	2,121	1,298,951	1,080,565	(170,517)
MDA Space Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/27/31	4,523	176,861	186,709	14,527
Mercury Systems, Inc.	USFF +0.250%	Weekly	MS	01/27/31	585	55,503	71,563	17,500
Middleby Corp. (The)	USFF +0.250%	Weekly	MS	01/27/31	5,252	791,596	903,397	132,882
Moog, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	202	50,077	85,616	37,012
MYR Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,587	337,444	794,135	490,627
Nordson Corp.	USFF +0.250%	Weekly	MS	07/23/30	2,070	529,296	624,498	113,834
Northrop Grumman Corp.	USFF +0.250%	Weekly	MS	07/23/30	681	385,901	346,840	(22,918)
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	07/23/30	6,549	548,274	468,908	(58,197)
Plug Power, Inc.	USFF +0.250%	Weekly	MS	01/27/31	289,364	641,215	784,176	160,030
Quanta Services, Inc.	USFF +0.250%	Weekly	MS	07/08/27	468	327,945	336,979	18,108
Simpson Manufacturing Co., Inc.	USFF +0.250%	Weekly	MS	01/27/31	2,570	476,217	538,030	74,924

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Capital Goods — (continued)
Snap-on, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,525	$573,106	$613,660	$60,837
Stanley Black & Decker, Inc.	USFF +0.250%	Weekly	MS	01/27/31	946	64,117	89,038	47,425
Stantec, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	2,466	211,640	169,932	(35,472)
Sterling Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2	383	1,679	1,265
Terex Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,639	79,502	118,647	41,867
Textron, Inc.	USFF +0.250%	Weekly	MS	07/23/30	799	63,425	73,292	11,582
Toro Co. (The)	USFF +0.250%	Weekly	MS	07/23/30	6,424	583,187	625,826	60,443
Trex Co., Inc.	USFF +0.250%	Weekly	MS	01/27/31	3,639	136,719	182,096	48,984
Tutor Perini Corp.	USFF +0.250%	Weekly	MS	01/12/29	6,620	395,076	549,261	165,684
V2X, Inc.	USFF +0.250%	Weekly	MS	01/17/30	49	2,215	3,653	1,457
Valmont Industries, Inc.	USFF +0.250%	Weekly	MS	07/16/29	1	365	578	187
Vertiv Holdings Co., Class A	USFF +0.250%	Weekly	MS	01/27/31	5,408	1,503,901	1,810,707	347,161
Vicor Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,271	83,787	482,700	401,109
WESCO International, Inc.	USFF +0.250%	Weekly	MS	01/27/31	517	177,696	178,587	5,719
Westinghouse Air Brake Technologies Corp.	USFF +0.250%	Weekly	MS	01/27/31	2,359	624,009	635,986	29,008
Willis Lease Finance Corp.	USFF +0.250%	Weekly	MS	01/27/31	71	15,057	16,245	1,549
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	01/27/31	496	560,246	674,758	130,688
Xylem, Inc.	USFF +0.250%	Weekly	MS	07/23/30	5,173	662,095	611,500	(29,138)
Zurn Elkay Water Solutions Corp.	USFF +0.250%	Weekly	MS	07/23/30	7,056	322,989	356,540	43,304
					600,946	30,450,706	35,596,404	6,148,411
Commercial & Professional Services
Amentum Holdings, Inc.	USFF +0.250%	Weekly	MS	01/27/31	30,486	703,901	630,146	(55,014)
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	01/05/27	5,447	1,155,992	1,219,856	125,015
Booz Allen Hamilton Holding Corp.	USFF +0.250%	Weekly	MS	01/27/31	5,484	357,963	332,714	(15,738)
Brink's Co. (The)	USFF +0.250%	Weekly	MS	01/27/31	3,635	374,817	343,471	(20,891)
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	07/16/29	3,251	658,437	445,224	(185,742)
Copart, Inc.	USFF +0.250%	Weekly	MS	07/23/30	42,610	1,399,198	1,201,176	(160,729)
First Advantage Corp.	USFF +0.250%	Weekly	MS	01/17/30	9,798	111,302	176,854	68,482
Genpact Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/27/31	3,844	112,512	105,710	(3,301)
Healthcare Services Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	11,949	199,598	293,467	99,339
Innodata, Inc.	USFF +0.250%	Weekly	MS	01/27/31	67	5,063	5,064	96
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	01/27/31	1,140	143,759	143,640	4,099

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Commercial & Professional Services — (continued)
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,280	$383,466	$234,772	$(136,606)
MSA Safety, Inc.	USFF +0.250%	Weekly	MS	01/27/31	1,299	214,289	226,779	18,518
Paychex, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,838	276,970	279,061	14,630
Paycom Software, Inc.	USFF +0.250%	Weekly	MS	01/27/31	1,677	222,010	210,765	(5,362)
Paylocity Holding Corp.	USFF +0.250%	Weekly	MS	01/27/31	977	99,888	102,126	4,863
Planet Labs PBC	USFF +0.250%	Weekly	MS	07/23/30	9,867	130,012	326,894	200,310
Republic Services, Inc.	USFF +0.250%	Weekly	MS	01/27/31	366	72,942	77,987	7,935
Rollins, Inc.	USFF +0.250%	Weekly	MS	01/27/31	10,396	474,833	433,929	(27,990)
Tetra Tech, Inc.	USFF +0.250%	Weekly	MS	01/27/31	16,438	478,455	474,894	7,984
Thomson Reuters Corp. (Canada)	USFF +0.250%	Weekly	MS	01/27/31	6,779	555,261	553,641	14,692
UL Solutions, Inc., Class A	USFF +0.250%	Weekly	MS	01/27/31	942	85,823	95,952	12,884
UniFirst Corp.	USFF +0.250%	Weekly	MS	07/23/30	55	8,967	14,545	4,980
Upwork, Inc.	USFF +0.250%	Weekly	MS	07/16/29	72,558	1,002,128	606,585	(368,844)
Veralto Corp.	USFF +0.250%	Weekly	MS	07/11/28	3,606	295,746	319,780	36,846
Verisk Analytics, Inc.	USFF -0.250%	Weekly	MS	01/07/27	3,140	518,837	563,724	60,819
Waste Management, Inc.	USFF +0.250%	Weekly	MS	01/27/31	314	68,421	69,984	3,812
					251,243	10,110,590	9,488,740	(294,913)
Consumer Discretionary Distribution & Retail
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	07/08/27	26,035	5,914,336	6,205,182	447,387
American Eagle Outfitters, Inc.	USFF +0.250%	Weekly	MS	01/27/31	34,315	582,166	590,218	22,494
AutoZone, Inc.	USFF +0.250%	Weekly	MS	01/27/31	538	1,775,568	1,719,416	(8,817)
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	01/07/27	421	28,795	31,945	5,580
Bob's Discount Furniture, Inc.	USFF +0.250%	Weekly	MS	01/27/31	820	10,971	12,972	2,254
Burlington Stores, Inc.	USFF +0.250%	Weekly	MS	01/27/31	638	209,724	202,118	(2,050)
Chewy, Inc., Class A	USFF +0.250%	Weekly	MS	01/27/31	6,737	141,335	132,382	(5,222)
Dillard's, Inc., Class A	USFF +0.250%	Weekly	MS	01/27/31	536	291,283	283,233	(119)
eBay, Inc.	USFF +0.250%	Weekly	MS	01/27/31	5,320	551,443	594,510	59,148
Envela Corp.	USFF +0.250%	Weekly	MS	01/27/31	5	144	144	(37)
Five Below, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,565	302,671	281,371	(13,264)
Genuine Parts Co.	USFF +0.250%	Weekly	MS	01/27/31	1,606	158,121	189,476	46,436
GigaCloud Technology, Inc., Class A (Cayman Islands)	USFF +0.250%	Weekly	MS	07/23/30	7,070	201,532	223,412	27,217
Group 1 Automotive, Inc.	USFF +0.250%	Weekly	MS	01/27/31	1,237	410,619	360,177	(38,987)
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	01/27/31	1,903	584,196	671,150	107,333

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Consumer Discretionary Distribution & Retail — (continued)
Kohl's Corp.	USFF +0.250%	Weekly	MS	07/23/30	7,808	$108,296	$138,358	$34,518
Lithia Motors, Inc.	USFF +0.250%	Weekly	MS	01/27/31	1,662	472,738	482,794	23,123
LKQ Corp.	USFF +0.250%	Weekly	MS	01/27/31	6,676	193,959	175,779	(10,581)
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,476	535,936	545,933	27,991
Macy's, Inc.	USFF +0.250%	Weekly	MS	01/17/30	18,452	372,317	434,545	77,352
Murphy USA, Inc.	USFF +0.250%	Weekly	MS	01/27/31	407	210,128	219,320	14,758
National Vision Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,093	79,319	58,798	(22,394)
Ollie's Bargain Outlet Holdings, Inc.	USFF +0.250%	Weekly	MS	01/27/31	5,407	470,293	415,690	(42,095)
O'Reilly Automotive, Inc.	USFF +0.250%	Weekly	MS	01/27/31	4,207	368,804	387,423	28,419
Petco Health & Wellness Co., Inc.	USFF +0.250%	Weekly	MS	01/17/30	34,231	94,343	93,108	1,243
Ross Stores, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,396	735,627	722,839	8,248
Signet Jewelers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/23/30	218	16,180	18,792	3,004
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/17/30	1,667	223,889	252,551	36,485
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	01/17/30	826	429,357	372,509	(45,431)
Valvoline, Inc.	USFF +0.250%	Weekly	MS	01/27/31	4,679	153,328	185,008	36,657
Williams-Sonoma, Inc.	USFF +0.250%	Weekly	MS	01/27/31	374	69,328	87,179	19,665
					184,325	15,696,746	16,088,332	840,315
Consumer Durables & Apparel
BRP, Inc., sub-voting shares (Canada)	USFF +0.250%	Weekly	MS	07/23/30	4,795	308,085	292,591	(5,812)
Callaway Golf Co.	USFF +0.250%	Weekly	MS	07/23/30	31,968	480,432	600,679	133,025
Canada Goose Holdings, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/27/31	237	2,260	2,254	14
Capri Holdings Ltd. (British Virgin Islands)	USFF +0.250%	Weekly	MS	01/27/31	32,375	619,368	601,204	(1,678)
Carter's, Inc.	USFF +0.250%	Weekly	MS	01/27/31	3,723	129,089	153,239	28,452
Champion Homes, Inc.	USFF +0.250%	Weekly	MS	01/27/31	3,567	263,218	314,324	67,401
Deckers Outdoor Corp.	USFF +0.250%	Weekly	MS	01/17/30	11,130	1,082,992	1,105,098	50,962
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/27/31	722	170,126	171,504	6,619
Hasbro, Inc.	USFF +0.250%	Weekly	MS	07/16/29	13,516	954,695	1,116,286	224,212
Leggett & Platt, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,717	14,990	20,106	5,906
Levi Strauss & Co., Class A	USFF +0.250%	Weekly	MS	01/27/31	3,331	73,331	82,709	13,166
Lululemon Athletica, Inc.	USFF +0.250%	Weekly	MS	01/27/31	7,209	917,371	823,124	(69,811)
Mohawk Industries, Inc.	USFF +0.250%	Weekly	MS	01/27/31	1,278	123,594	155,060	34,723

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Consumer Durables & Apparel — (continued)
NVR, Inc.	USFF +0.250%	Weekly	MS	01/07/27	71	$518,502	$483,751	$(20,956)
Peloton Interactive, Inc., Class A	USFF +0.250%	Weekly	MS	01/27/31	50,695	276,563	299,607	30,383
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	01/27/31	656	237,885	263,325	32,403
Sonos, Inc.	USFF +0.250%	Weekly	MS	07/23/30	9,244	130,988	125,071	(2,462)
Tapestry, Inc.	USFF +0.250%	Weekly	MS	01/27/31	2,813	403,651	411,767	20,859
Wolverine World Wide, Inc.	USFF +0.250%	Weekly	MS	01/27/31	14,255	232,833	235,635	10,045
					193,302	6,939,973	7,257,334	557,451
Consumer Services
ADT, Inc.	USFF +0.250%	Weekly	MS	01/27/31	104,591	722,418	679,842	(18,756)
Aramark	USFF +0.250%	Weekly	MS	01/27/31	1,850	99,015	105,265	8,852
BJ's Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/17/30	5,643	187,215	342,728	160,467
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	13,900	2,345,940	2,477,536	209,964
Brinker International, Inc.	USFF +0.250%	Weekly	MS	01/27/31	2,379	305,758	399,672	117,724
Chipotle Mexican Grill, Inc.	USFF +0.250%	Weekly	MS	01/27/31	1,584	45,043	53,856	9,974
Churchill Downs, Inc.	USFF +0.250%	Weekly	MS	01/27/31	2,419	209,524	216,839	13,086
Darden Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/27/31	505	103,713	104,035	3,181
Domino's Pizza, Inc.	USFF +0.250%	Weekly	MS	07/06/26	620	217,284	183,545	(26,936)
DraftKings, Inc., Class A	USFF +0.250%	Weekly	MS	01/27/31	29,564	736,485	746,787	29,899
Expedia Group, Inc.	USFF +0.250%	Weekly	MS	01/27/31	1,742	395,837	445,743	61,506
Grand Canyon Education, Inc.	USFF +0.250%	Weekly	MS	01/27/31	2,051	315,507	293,519	(13,610)
Las Vegas Sands Corp.	USFF +0.250%	Weekly	MS	01/27/31	9,060	470,677	418,481	(38,519)
Lindblad Expeditions Holdings, Inc.	USFF +0.250%	Weekly	MS	01/27/31	3,737	72,847	105,533	36,579
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	01/27/31	222	82,107	82,271	2,315
McDonald's Corp.	USFF +0.250%	Weekly	MS	01/27/31	5,824	1,819,570	1,574,285	(187,136)
Penn Entertainment, Inc.	USFF +0.250%	Weekly	MS	01/27/31	16,235	231,854	346,780	133,904
Perdoceo Education Corp.	USFF +0.250%	Weekly	MS	01/27/31	11,309	383,247	361,888	(9,450)
Planet Fitness, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	5,404	461,332	281,927	(167,136)
Restaurant Brands International, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/27/31	938	67,831	68,014	1,953
Starbucks Corp.	USFF +0.250%	Weekly	MS	01/27/31	3,451	332,510	352,658	29,313
Strategic Education, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,307	176,585	176,762	7,423

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Consumer Services — (continued)
Texas Roadhouse, Inc.	USFF +0.250%	Weekly	MS	01/27/31	688	$113,183	$132,942	$25,728
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/08/27	1,617	228,552	258,494	46,747
					227,640	10,124,034	10,209,402	437,072
Consumer Staples Distribution & Retail
Casey's General Stores, Inc.	USFF +0.250%	Weekly	MS	01/27/31	58	48,216	46,098	(872)
Costco Wholesale Corp.	USFF +0.250%	Weekly	MS	01/07/27	1,170	1,044,087	1,094,500	89,141
Dollar General Corp.	USFF +0.250%	Weekly	MS	07/16/29	4,585	464,260	527,779	86,316
Dollar Tree, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,714	600,015	691,108	107,062
Ingles Markets, Inc., Class A	USFF +0.250%	Weekly	MS	01/27/31	735	63,752	65,106	3,015
Kroger Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	15,180	949,998	842,945	(76,984)
Sysco Corp.	USFF +0.250%	Weekly	MS	01/27/31	1,996	159,459	166,826	11,630
Target Corp.	USFF +0.250%	Weekly	MS	07/11/28	6,426	642,690	839,300	237,068
United Natural Foods, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,441	146,876	202,820	59,823
Walmart, Inc.	USFF +0.250%	Weekly	MS	01/07/27	8,562	1,017,002	969,732	(6,619)
					48,867	5,136,355	5,446,214	509,580
Energy
Antero Midstream Corp.	USFF +0.250%	Weekly	MS	01/17/30	18,595	322,522	423,036	119,819
APA Corp.	USFF +0.250%	Weekly	MS	07/23/30	42,363	1,255,552	1,379,763	172,152
Archrock, Inc.	USFF +0.250%	Weekly	MS	01/27/31	4,548	154,095	185,149	38,572
Baker Hughes Co.	USFF +0.250%	Weekly	MS	07/08/27	26,097	1,599,579	1,448,384	(105,108)
Baytex Energy Corp. (Canada)	USFF +0.250%	Weekly	MS	01/27/31	101,855	422,050	407,420	(2,736)
Borr Drilling Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/23/30	13,051	39,769	53,901	15,152
Cameco Corp. (Canada)	USFF +0.250%	Weekly	MS	01/27/31	10,475	1,082,726	1,066,984	13,134
Chevron Corp.	USFF +0.250%	Weekly	MS	01/27/31	2,080	388,215	344,781	(30,203)
CNX Resources Corp.	USFF +0.250%	Weekly	MS	07/23/30	60,119	2,207,384	2,039,838	(108,689)
ConocoPhillips	USFF +0.250%	Weekly	MS	01/27/31	11,237	1,225,538	1,168,199	(14,846)
CVR Energy, Inc.	USFF +0.250%	Weekly	MS	01/27/31	250	6,953	6,885	77
DHT Holdings, Inc. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/17/30	10,257	113,365	169,548	73,445
Dorian LPG Ltd. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/27/31	338	11,910	11,756	123
DT Midstream, Inc.	USFF +0.250%	Weekly	MS	01/27/31	1,311	184,332	192,376	14,364
EQT Corp.	USFF +0.250%	Weekly	MS	01/27/31	21,477	1,192,324	1,141,932	(41,958)
Expand Energy Corp.	USFF +0.250%	Weekly	MS	07/23/30	20,447	2,013,212	1,864,562	(83,033)
Exxon Mobil Corp.	USFF +0.250%	Weekly	MS	07/23/30	5,044	666,946	689,616	46,641
Gulfport Energy Corp.	USFF +0.250%	Weekly	MS	07/23/30	3,696	648,923	627,211	(6,077)
Halliburton Co.	USFF +0.250%	Weekly	MS	01/17/30	19,580	495,913	664,741	190,701

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Energy — (continued)
Helix Energy Solutions Group, Inc.	USFF +0.250%	Weekly	MS	01/27/31	28,782	$282,804	$251,555	$(23,744)
HF Sinclair Corp.	USFF +0.250%	Weekly	MS	01/27/31	9,253	655,731	644,471	9,478
Innovex International, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,154	47,580	53,419	7,069
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	07/23/30	30,605	914,206	978,442	100,348
Kodiak Gas Services, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,740	156,846	356,116	209,609
Kosmos Energy Ltd.	USFF +0.250%	Weekly	MS	01/27/31	236,669	691,071	499,372	(173,300)
Nabors Industries Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/27/31	1,199	117,978	100,728	(14,142)
Noble Corp. PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/27/31	2,698	121,871	100,635	(17,552)
Nordic American Tankers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/27/31	18,347	102,308	101,642	4,035
NOV, Inc.	USFF +0.250%	Weekly	MS	01/27/31	591	10,926	10,963	289
Occidental Petroleum Corp.	USFF +0.250%	Weekly	MS	07/23/30	16,298	764,079	791,594	57,407
Oceaneering International, Inc.	USFF +0.250%	Weekly	MS	01/27/31	6,507	230,825	263,664	38,957
Pembina Pipeline Corp. (Canada)	USFF +0.250%	Weekly	MS	01/27/31	6,898	326,786	319,033	3,677
Range Resources Corp.	USFF +0.250%	Weekly	MS	01/27/31	29,789	1,232,822	1,107,853	(89,257)
SFL Corp. Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/27/31	19,336	207,657	197,227	(451)
SLB Ltd. (Curacao)	USFF +0.250%	Weekly	MS	01/27/31	8,050	388,718	374,245	(4,142)
TechnipFMC PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/23/30	7,769	432,090	515,085	95,086
Tidewater, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,060	52,230	70,628	19,751
Transocean Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	07/23/30	111,447	326,442	544,976	227,204
Valaris Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/23/30	2,330	105,363	169,158	66,566
Valero Energy Corp.	USFF +0.250%	Weekly	MS	07/23/30	3,624	537,596	943,835	432,272
Vermilion Energy, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/27/31	22,790	274,307	213,542	(51,738)
Weatherford International PLC (Ireland)	USFF +0.250%	Weekly	MS	01/27/31	2,187	194,554	178,241	(11,163)
					945,943	22,206,098	22,672,506	1,177,789
Financial Services
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	07/23/30	11,792	5,691,173	5,900,599	361,238
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	7,104	1,858,197	1,723,928	(75,857)
CME Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	4,243	1,084,127	936,982	(92,462)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Financial Services — (continued)
Corpay, Inc.	USFF +0.250%	Weekly	MS	07/16/29	900	$268,436	$299,943	$38,629
Euronet Worldwide, Inc.	USFF +0.250%	Weekly	MS	01/27/31	1,415	91,454	103,564	14,995
FactSet Research Systems, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,986	545,178	456,939	(68,747)
Fidelity National Information Services, Inc.	USFF +0.250%	Weekly	MS	01/27/31	7,608	305,447	295,799	968
Fiserv, Inc.	USFF +0.250%	Weekly	MS	07/11/28	9,798	963,475	480,592	(457,216)
Flywire Corp.	USFF +0.250%	Weekly	MS	07/23/30	16,079	234,222	282,508	54,799
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	01/07/27	7,589	172,324	252,486	121,979
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	01/27/31	5,314	770,165	654,207	(92,402)
Jack Henry & Associates, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,479	353,377	341,457	351
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	01/27/31	1,759	867,776	903,422	59,168
Morningstar, Inc.	USFF +0.250%	Weekly	MS	01/27/31	260	40,371	40,565	1,231
MSCI, Inc.	USFF +0.250%	Weekly	MS	01/27/31	139	79,234	77,846	685
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	01/27/31	1,289	104,357	101,599	(14)
NCR Atleos Corp.	USFF +0.250%	Weekly	MS	01/27/31	182	7,879	7,901	192
Paymentus Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	12,126	343,538	292,964	(41,448)
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	14,567	812,582	629,003	(158,133)
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	01/07/27	3,157	337,851	358,919	92,371
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	3,272	1,044,654	1,122,590	110,039
					113,058	15,975,817	15,263,813	(129,634)
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	01/05/27	33,727	1,807,882	2,426,658	903,786
Archer-Daniels-Midland Co.	USFF +0.250%	Weekly	MS	07/23/30	12,746	925,887	973,794	82,560
Brown-Forman Corp., Class B	USFF +0.250%	Weekly	MS	01/27/31	11,003	284,260	293,230	18,309
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	07/06/26	13,908	979,341	1,130,303	214,915
Conagra Brands, Inc.	USFF +0.250%	Weekly	MS	01/27/31	13,107	170,661	176,420	10,298
Darling Ingredients, Inc.	USFF +0.250%	Weekly	MS	01/27/31	10,080	572,519	550,570	(6,714)
Del Monte Corp. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/17/30	2,632	84,331	73,459	(4,486)
Flowers Foods, Inc.	USFF +0.250%	Weekly	MS	01/27/31	6,159	47,135	48,656	3,239
General Mills, Inc.	USFF +0.250%	Weekly	MS	07/23/30	10,093	432,534	351,236	(64,118)
Hershey Co. (The)	USFF +0.250%	Weekly	MS	01/27/31	1,879	343,278	329,671	(2,753)
Hormel Foods Corp.	USFF +0.250%	Weekly	MS	01/27/31	24,242	548,810	601,686	70,738
Ingredion, Inc.	USFF +0.250%	Weekly	MS	01/27/31	110	10,431	10,418	225
J & J Snack Foods Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,310	113,488	96,220	(12,010)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Food, Beverage & Tobacco — (continued)
J M Smucker Co. (The)	USFF +0.250%	Weekly	MS	01/27/31	2,497	$233,723	$280,913	$56,497
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	01/17/30	13,851	399,290	327,161	(38,963)
Marzetti Company (The)	USFF +0.250%	Weekly	MS	01/27/31	1,766	204,558	201,607	4,037
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	07/08/27	5,280	268,161	205,709	(38,392)
Mondelez International, Inc., Class A	USFF +0.250%	Weekly	MS	01/27/31	1,572	91,500	90,924	1,825
Monster Beverage Corp.	USFF +0.250%	Weekly	MS	01/17/30	1,121	65,792	107,751	43,674
National Beverage Corp.	USFF +0.250%	Weekly	MS	01/27/31	36	1,123	1,123	(11)
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	01/27/31	3,984	606,353	539,434	(45,437)
Tyson Foods, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	6,847	377,143	391,991	37,673
Universal Corp.	USFF +0.250%	Weekly	MS	01/27/31	145	7,684	7,565	45
Westrock Coffee Co.	USFF +0.250%	Weekly	MS	01/27/31	1,458	12,470	11,824	(353)
					179,553	8,588,354	9,228,323	1,234,584
Health Care Equipment & Services
Addus HomeCare Corp.	USFF +0.250%	Weekly	MS	01/27/31	2,199	204,047	220,934	22,291
agilon health, Inc.	USFF +0.250%	Weekly	MS	01/27/31	2,312	240,778	247,800	13,406
Align Technology, Inc.	USFF +0.250%	Weekly	MS	07/23/30	10,308	1,647,919	1,738,547	134,558
AMN Healthcare Services, Inc.	USFF +0.250%	Weekly	MS	01/27/31	26,154	771,958	846,605	95,204
Becton Dickinson & Co.	USFF +0.250%	Weekly	MS	01/17/30	14,784	2,148,405	2,237,263	161,520
Boston Scientific Corp.	USFF +0.250%	Weekly	MS	01/27/31	48,678	2,515,644	2,077,577	(370,985)
BrightSpring Health Services, Inc.	USFF +0.250%	Weekly	MS	01/27/31	19,883	1,146,035	1,386,640	271,144
Butterfly Network, Inc.	USFF +0.250%	Weekly	MS	07/23/30	135,900	516,638	1,144,278	641,385
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	07/23/30	275	48,800	65,329	18,109
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,981	728,715	843,563	142,463
Centene Corp.	USFF +0.250%	Weekly	MS	01/27/31	3,811	219,405	244,628	31,037
Chemed Corp.	USFF +0.250%	Weekly	MS	01/27/31	654	276,950	304,594	35,285
Cigna Group (The)	USFF +0.250%	Weekly	MS	01/27/31	1,168	309,424	321,994	22,919
CONMED Corp.	USFF +0.250%	Weekly	MS	01/27/31	2,741	100,317	89,713	(10,034)
CVS Health Corp.	USFF +0.250%	Weekly	MS	07/16/29	5,710	463,577	590,700	147,936
Dexcom, Inc.	USFF +0.250%	Weekly	MS	01/27/31	544	36,906	36,638	677
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	01/27/31	793	268,041	306,677	47,285
Ensign Group, Inc. (The)	USFF +0.250%	Weekly	MS	01/27/31	1,353	228,327	216,886	(5,303)
Guardant Health, Inc.	USFF +0.250%	Weekly	MS	01/27/31	3,793	483,849	569,064	98,085

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Health Care Equipment & Services — (continued)
Guardian Pharmacy Services, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	1,191	$34,399	$49,867	$16,345
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,365	498,329	532,200	50,075
HealthEquity, Inc.	USFF +0.250%	Weekly	MS	01/27/31	2,365	193,019	213,607	25,698
HINGE HEALTH INC, Class A	USFF +0.250%	Weekly	MS	01/27/31	2	166	166	(36)
Humana, Inc.	USFF +0.250%	Weekly	MS	01/27/31	708	260,711	281,232	27,994
ICU Medical, Inc.	USFF +0.250%	Weekly	MS	07/22/30	691	80,874	101,301	22,545
IDEXX Laboratories, Inc.	USFF +0.250%	Weekly	MS	01/27/31	65	34,119	34,219	970
Insulet Corp.	USFF +0.250%	Weekly	MS	01/27/31	2,234	421,404	340,127	(70,074)
Labcorp Holdings, Inc.	USFF +0.250%	Weekly	MS	01/27/31	591	151,948	165,480	17,972
LeMaitre Vascular, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,315	118,609	126,187	11,004
LifeStance Health Group, Inc.	USFF +0.250%	Weekly	MS	01/27/31	18,341	140,374	196,432	59,764
LivaNova PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/23/30	148	6,111	12,170	6,182
McKesson Corp.	USFF +0.250%	Weekly	MS	01/12/29	892	710,741	673,995	(17,007)
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	07/23/30	23,299	1,954,666	1,822,681	(58,493)
Nutex Health, Inc.	USFF +0.250%	Weekly	MS	01/27/31	510	64,871	87,154	25,325
Omnicell, Inc.	USFF +0.250%	Weekly	MS	01/27/31	3,857	158,015	160,143	6,304
Pediatrix Medical Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	12,006	183,242	304,112	126,285
Penumbra, Inc.	USFF +0.250%	Weekly	MS	01/27/31	747	241,364	235,865	901
Privia Health Group, Inc.	USFF +0.250%	Weekly	MS	07/22/30	6,460	134,621	166,216	35,315
Progyny, Inc.	USFF +0.250%	Weekly	MS	01/17/30	25,534	490,669	736,145	259,183
Quest Diagnostics, Inc.	USFF +0.250%	Weekly	MS	01/17/30	996	166,526	211,102	51,508
ResMed, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,059	1,153,823	985,898	(151,102)
Solventum Corp.	USFF +0.250%	Weekly	MS	01/12/29	1,473	103,718	113,642	12,651
Stryker Corp.	USFF +0.250%	Weekly	MS	01/27/31	559	163,211	175,996	17,591
Teleflex, Inc.	USFF +0.250%	Weekly	MS	01/27/31	1,006	126,941	127,521	3,926
Tenet Healthcare Corp.	USFF +0.250%	Weekly	MS	01/27/31	2,087	352,831	390,436	46,899
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	01/27/31	1,839	713,061	764,344	74,711
Universal Health Services, Inc., Class B	USFF +0.250%	Weekly	MS	01/17/30	1,402	247,523	208,463	(31,897)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Health Care Equipment & Services — (continued)
Veeva Systems, Inc., Class A	USFF +0.250%	Weekly	MS	01/27/31	3,149	$507,631	$558,853	$64,727
Waystar Holding Corp.	USFF +0.250%	Weekly	MS	07/23/30	12,086	295,708	248,126	(41,284)
					416,018	22,064,960	23,513,110	2,090,964
Household & Personal Products
Church & Dwight Co., Inc.	USFF +0.250%	Weekly	MS	07/23/30	5,332	448,482	516,564	84,072
Clorox Co. (The)	USFF +0.250%	Weekly	MS	07/23/30	6,949	756,670	663,213	(62,379)
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	01/27/31	18,409	1,659,355	1,687,737	81,460
Estee Lauder Cos., Inc. (The), Class A	USFF +0.250%	Weekly	MS	01/27/31	10,893	850,800	860,002	33,093
Kenvue, Inc.	USFF +0.250%	Weekly	MS	07/23/30	16,631	265,421	317,818	69,023
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	07/08/27	5,316	581,774	583,537	57,248
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	8,545	1,330,640	1,253,039	(13,900)
					72,075	5,893,142	5,881,910	248,617
Materials
Agnico Eagle Mines Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/27/31	6,925	1,349,758	1,074,275	(236,946)
Alamos Gold, Inc., Class A (Canada)	USFF +0.250%	Weekly	MS	01/27/31	14,041	562,295	426,004	(120,888)
Albemarle Corp.	USFF +0.250%	Weekly	MS	01/27/31	34,009	6,254,613	4,592,235	(1,481,983)
Aura Minerals, Inc. (British Virgin Islands)	USFF +0.250%	Weekly	MS	07/23/30	5,555	322,949	349,687	39,311
Avery Dennison Corp.	USFF +0.250%	Weekly	MS	07/23/30	4,026	662,460	653,621	19,708
Barrick Mining Corp. (Canada)	USFF +0.250%	Weekly	MS	01/27/31	39,220	1,679,477	1,440,551	(188,966)
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	5,053	497,968	547,038	69,424
Compass Minerals International, Inc.	USFF +0.250%	Weekly	MS	01/17/30	9,993	247,996	311,082	69,652
Constellium SE (France)	USFF +0.250%	Weekly	MS	01/27/31	121	3,847	3,856	72
Corteva, Inc.	USFF +0.250%	Weekly	MS	01/17/30	5,409	400,955	458,088	70,351
CRH PLC (Ireland)	USFF +0.250%	Weekly	MS	01/27/31	42	4,510	4,494	64
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	07/23/30	7,787	1,007,614	1,056,229	75,459
Eastman Chemical Co.	USFF +0.250%	Weekly	MS	01/27/31	910	63,543	60,952	(813)
Ecovyst, Inc.	USFF +0.250%	Weekly	MS	01/27/31	29,068	374,770	361,897	(2,914)
First Majestic Silver Corp. (Canada)	USFF +0.250%	Weekly	MS	01/27/31	38,835	789,193	658,642	(109,163)
Fortuna Mining Corp. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	65,133	595,040	550,374	(28,830)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Materials — (continued)
Freeport-McMoRan, Inc.	USFF +0.250%	Weekly	MS	07/23/30	9,278	$392,334	$583,493	$204,680
Hecla Mining Co.	USFF +0.250%	Weekly	MS	01/27/31	22,129	421,228	341,450	(68,471)
Hudbay Minerals, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/27/31	14,237	330,695	336,136	14,272
Huntsman Corp.	USFF +0.250%	Weekly	MS	01/27/31	1,335	15,832	14,178	(1,272)
IAMGOLD Corp. (Canada)	USFF +0.250%	Weekly	MS	01/27/31	50,492	1,010,500	799,793	(183,785)
Ingevity Corp.	USFF +0.250%	Weekly	MS	07/16/29	2,148	123,059	160,391	40,575
International Flavors & Fragrances, Inc.	USFF +0.250%	Weekly	MS	01/27/31	6,058	457,293	479,915	37,206
Kaiser Aluminum Corp.	USFF +0.250%	Weekly	MS	01/27/31	1,080	191,600	211,280	25,845
Kinross Gold Corp. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	3,098	79,535	73,175	(4,245)
Koppers Holdings, Inc.	USFF +0.250%	Weekly	MS	01/27/31	52	2,322	2,335	34
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	01/27/31	2,478	1,220,342	1,285,933	105,157
LSB Industries, Inc.	USFF +0.250%	Weekly	MS	01/27/31	7,165	101,313	77,454	(21,197)
LyondellBasell Industries NV, Class A (Netherlands)	USFF +0.250%	Weekly	MS	01/27/31	11,614	790,283	611,477	(153,271)
Newmont Corp.	USFF +0.250%	Weekly	MS	07/16/29	7,105	701,341	663,607	(14,503)
Nucor Corp.	USFF +0.250%	Weekly	MS	01/27/31	2,239	502,091	498,737	11,205
Nutrien Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/27/31	482	29,735	30,342	1,518
OceanaGold Corp. (Canada)	USFF +0.250%	Weekly	MS	01/27/31	352	9,450	8,828	(408)
Olin Corp.	USFF +0.250%	Weekly	MS	01/27/31	7,445	179,609	147,560	(26,611)
Pan American Silver Corp. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	5,569	287,542	249,436	(29,230)
Reliance, Inc.	USFF +0.250%	Weekly	MS	01/27/31	77	28,773	28,767	721
Southern Copper Corp.	USFF +0.250%	Weekly	MS	01/27/31	388	67,876	67,613	1,507
SSR Mining, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/27/31	23,332	689,869	659,829	(11,673)
Steel Dynamics, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,861	519,229	656,485	154,453
Teck Resources Ltd., Class B (Canada)	USFF +0.250%	Weekly	MS	01/27/31	17,529	939,263	1,042,274	129,045
TriMas Corp.	USFF +0.250%	Weekly	MS	01/27/31	10,288	409,227	463,269	65,083
Vulcan Materials Co.	USFF +0.250%	Weekly	MS	01/17/30	626	172,685	184,676	17,296
Wheaton Precious Metals Corp. (Canada)	USFF +0.250%	Weekly	MS	01/27/31	2,798	377,674	314,271	(52,948)
					478,382	24,867,688	22,541,729	(1,585,479)
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	01/05/27	7,934	2,262,530	2,835,374	645,115
Cargurus, Inc.	USFF +0.250%	Weekly	MS	01/27/31	7,582	213,095	258,470	52,506

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Media & Entertainment — (continued)
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	4,987	$923,972	$709,201	$(190,158)
EchoStar Corp., Class A	USFF +0.250%	Weekly	MS	01/27/31	2,760	349,751	280,140	(60,320)
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	07/11/28	3,861	773,789	791,659	44,816
Fox Corp., Class A	USFF +0.250%	Weekly	MS	01/12/29	8,217	457,186	428,599	(15,003)
Liberty Media Corp.-Liberty Formula One, Class C	USFF +0.250%	Weekly	MS	01/27/31	2,310	201,645	219,773	23,468
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	6,336	3,773,428	3,569,005	(97,695)
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	18,957	1,570,718	1,353,530	(175,318)
New York Times Co. (The), Class A	USFF +0.250%	Weekly	MS	01/27/31	194	13,698	13,576	246
News Corp., Class A	USFF +0.250%	Weekly	MS	01/10/28	13,346	348,055	331,381	(4,336)
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	318	22,873	23,160	1,262
Pinterest, Inc., Class A	USFF +0.250%	Weekly	MS	01/27/31	8,595	169,533	180,753	17,926
Reddit, Inc., Class A	USFF +0.250%	Weekly	MS	01/27/31	3,709	606,595	643,808	53,358
Roku, Inc.	USFF +0.250%	Weekly	MS	01/27/31	1,154	121,368	159,414	45,542
Scholastic Corp.	USFF +0.250%	Weekly	MS	01/27/31	1,516	60,205	69,736	11,240
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	01/27/31	1,354	132,958	130,323	1,683
Warner Music Group Corp., Class A	USFF +0.250%	Weekly	MS	01/27/31	7,586	212,768	205,353	(1,664)
Ziff Davis, Inc.	USFF +0.250%	Weekly	MS	01/17/30	920	28,247	48,180	20,647
					101,636	12,242,414	12,251,435	373,315
Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	10,914	211,233	418,443	212,806
Absci Corp.	USFF +0.250%	Weekly	MS	01/27/31	2,739	19,368	31,745	12,854
Adaptive Biotechnologies Corp.	USFF +0.250%	Weekly	MS	01/17/30	13,957	179,774	299,378	124,360
Agilent Technologies, Inc.	USFF +0.250%	Weekly	MS	01/27/31	4,663	592,019	619,386	44,312
ANI Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,414	111,264	117,051	8,715
Aurinia Pharmaceuticals, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	23,635	328,318	401,086	81,488
Beam Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/27/31	2,583	87,225	88,649	3,710
Biogen, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,636	271,730	353,474	88,954
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	07/23/30	80,710	3,720,597	4,650,510	1,138,178
CareDx, Inc.	USFF +0.250%	Weekly	MS	07/23/30	11,570	185,007	329,745	149,634

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Collegium Pharmaceutical, Inc.	USFF +0.250%	Weekly	MS	07/23/30	14,432	$571,762	$522,438	$(34,108)
CryoPort, Inc.	USFF +0.250%	Weekly	MS	01/27/31	1,303	19,363	20,457	1,570
Cytokinetics, Inc.	USFF +0.250%	Weekly	MS	01/27/31	247	21,100	21,042	465
Design Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/27/31	389	5,467	5,629	267
Elanco Animal Health, Inc.	USFF +0.250%	Weekly	MS	01/27/31	7,804	162,045	192,056	34,295
Eton Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/27/31	2,206	67,222	79,857	14,389
Fortrea Holdings, Inc.	USFF +0.250%	Weekly	MS	01/27/31	13,507	200,316	235,022	40,010
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	01/12/29	5,758	668,831	727,466	98,086
GRAIL, Inc.	USFF +0.250%	Weekly	MS	01/27/31	213	14,225	14,542	655
Harmony Biosciences Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	6,063	165,591	220,754	59,541
ImmunityBio, Inc.	USFF +0.250%	Weekly	MS	01/27/31	13,644	108,002	119,453	14,293
Immunovant, Inc.	USFF +0.250%	Weekly	MS	01/27/31	4,263	144,288	164,253	23,775
Incyte Corp.	USFF +0.250%	Weekly	MS	07/23/30	3,942	360,888	446,865	95,566
Indivior Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/27/31	10,002	305,582	410,382	120,235
Innoviva, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,553	64,319	80,689	18,046
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,293	400,450	443,053	53,430
Johnson & Johnson	USFF +0.250%	Weekly	MS	01/17/30	3,303	627,902	838,863	275,674
Kymera Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/27/31	2	231	229	(36)
Ligand Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/23/30	397	60,638	125,488	75,393
Liquidia Corp.	USFF +0.250%	Weekly	MS	01/27/31	3,475	158,845	277,062	122,415
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	07/23/30	5,997	664,291	770,615	131,777
Nuvation Bio, Inc.	USFF +0.250%	Weekly	MS	01/27/31	18,770	100,685	106,614	8,575
Pfizer, Inc.	USFF +0.250%	Weekly	MS	07/23/30	41,946	1,019,736	1,010,060	38,885
Regeneron Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,435	889,551	894,780	29,656
Rhythm Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/27/31	60	6,513	6,662	282
Roivant Sciences Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/27/31	835	29,073	29,551	1,213
SELLAS Life Sciences Group, Inc.	USFF +0.250%	Weekly	MS	01/27/31	9,321	92,986	137,578	47,032
Septerna, Inc.	USFF +0.250%	Weekly	MS	01/27/31	1,021	35,111	34,193	(22)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Thermo Fisher Scientific, Inc.	USFF +0.250%	Weekly	MS	01/27/31	1,769	$881,951	$886,906	$29,545
Viatris, Inc.	USFF +0.250%	Weekly	MS	01/27/31	41,528	637,926	659,465	40,804
Xeris Biopharma Holdings, Inc.	USFF +0.250%	Weekly	MS	01/27/31	8,399	51,784	66,520	16,233
Zoetis, Inc.	USFF +0.250%	Weekly	MS	07/23/30	7,410	856,909	532,483	(297,973)
					389,108	15,100,118	17,390,494	2,924,979
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF +0.250%	Weekly	MS	01/10/28	14,339	3,114,534	8,329,668	5,432,206
Allegro MicroSystems, Inc.	USFF +0.250%	Weekly	MS	01/27/31	23,444	732,524	1,632,171	919,152
Analog Devices, Inc.	USFF +0.250%	Weekly	MS	01/17/30	10,034	2,361,194	3,985,204	1,723,858
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	07/23/30	10,174	2,616,937	7,355,802	4,821,637
AXT, Inc.	USFF +0.250%	Weekly	MS	07/23/30	53,390	885,181	3,848,351	2,986,748
Broadcom, Inc.	USFF +0.250%	Weekly	MS	01/10/28	31,250	10,620,744	11,804,688	1,554,229
Cirrus Logic, Inc.	USFF +0.250%	Weekly	MS	01/27/31	1,687	266,972	250,570	(9,319)
Cohu, Inc.	USFF +0.250%	Weekly	MS	01/27/31	11,301	607,555	835,257	243,872
First Solar, Inc.	USFF +0.250%	Weekly	MS	01/27/31	3,599	710,765	849,220	157,380
FormFactor, Inc.	USFF +0.250%	Weekly	MS	01/27/31	247	21,693	39,503	18,348
Ichor Holdings Ltd. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/27/31	4,407	190,142	494,818	309,709
KLA Corp.	USFF +0.250%	Weekly	MS	01/27/31	1,214	316,211	366,276	58,504
Kulicke & Soffa Industries, Inc.	USFF +0.250%	Weekly	MS	01/27/31	2,133	132,664	285,310	156,979
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/23/30	6,717	806,322	2,910,678	2,132,034
MACOM Technology Solutions Holdings, Inc.	USFF +0.250%	Weekly	MS	01/27/31	1,090	386,341	414,603	38,935
Marvell Technology, Inc.	USFF +0.250%	Weekly	MS	01/27/31	7,392	2,059,338	2,202,003	197,572
MaxLinear, Inc.	USFF +0.250%	Weekly	MS	01/27/31	2,153	109,847	275,649	168,693
Microchip Technology, Inc.	USFF +0.250%	Weekly	MS	01/27/31	4,705	441,230	429,096	1,062
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	07/16/29	8,617	2,084,762	9,946,517	7,922,328
Monolithic Power Systems, Inc.	USFF +0.250%	Weekly	MS	01/10/28	524	800,237	724,357	(53,393)
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	14,577	2,652,368	2,916,712	339,156
NXP Semiconductors NV (Netherlands)	USFF +0.250%	Weekly	MS	01/27/31	5,946	1,475,325	1,671,004	242,325
ON Semiconductor Corp.	USFF +0.250%	Weekly	MS	01/27/31	13,043	830,088	1,233,085	425,105
Qnity Electronics, Inc.	USFF +0.250%	Weekly	MS	01/27/31	761	117,765	124,279	9,616
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	07/08/27	11,976	2,057,323	2,213,045	273,934
SiTime Corp.	USFF +0.250%	Weekly	MS	07/23/30	305	121,661	227,396	108,941

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Semiconductors & Semiconductor Equipment — (continued)
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	01/27/31	875	$61,048	$59,325	$(135)
Texas Instruments, Inc.	USFF +0.250%	Weekly	MS	01/27/31	3,864	864,381	1,151,742	315,572
Universal Display Corp.	USFF +0.250%	Weekly	MS	01/27/31	4,205	385,681	364,111	(9,340)
					253,969	37,830,833	66,940,440	30,485,708
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	22,330	4,612,456	2,778,745	(1,668,439)
Adobe, Inc.	USFF +0.250%	Weekly	MS	07/08/27	10,933	2,959,196	2,241,484	(638,795)
Akamai Technologies, Inc.	USFF +0.250%	Weekly	MS	01/27/31	7,313	938,385	864,470	(48,917)
Appian Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	46,519	1,313,112	1,065,285	(212,831)
AppLovin Corp., Class A	USFF +0.250%	Weekly	MS	01/27/31	4,070	1,907,580	2,096,986	292,995
Asana, Inc., Class A	USFF +0.250%	Weekly	MS	01/27/31	28,618	239,998	200,326	(33,309)
Atlassian Corp., Class A	USFF +0.250%	Weekly	MS	01/27/31	4,814	392,347	374,481	(7,438)
Autodesk, Inc.	USFF +0.250%	Weekly	MS	01/27/31	8,668	1,931,941	1,685,233	(195,200)
AvePoint, Inc.	USFF +0.250%	Weekly	MS	01/27/31	30,650	312,966	343,587	38,931
Bentley Systems, Inc., Class B	USFF +0.250%	Weekly	MS	01/27/31	6,203	201,174	185,408	(10,024)
Blackbaud, Inc.	USFF +0.250%	Weekly	MS	01/17/30	13,488	602,426	399,515	(186,878)
BlackBerry Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/17/30	71,176	299,264	900,376	609,057
Box, Inc., Class A	USFF +0.250%	Weekly	MS	01/27/31	27,407	673,398	727,382	71,912
CCC Intelligent Solutions Holdings, Inc.	USFF +0.250%	Weekly	MS	01/27/31	36,645	181,334	189,088	12,552
Clear Secure, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	7,083	243,802	394,736	161,089
Cognizant Technology Solutions Corp., Class A	USFF +0.250%	Weekly	MS	01/27/31	20,999	1,299,059	813,291	(444,460)
Crowdstrike Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	3,919	1,411,786	2,990,746	1,616,588
Descartes Systems Group, Inc. (The) (Canada)	USFF +0.250%	Weekly	MS	01/27/31	1,830	121,070	126,709	8,829
EPAM Systems, Inc.	USFF +0.250%	Weekly	MS	01/27/31	4,139	565,816	328,430	(222,330)
Fastly, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	6,345	70,517	116,494	47,818
Five9, Inc.	USFF +0.250%	Weekly	MS	01/27/31	6,349	128,966	135,361	9,795
Fortinet, Inc.	USFF +0.250%	Weekly	MS	07/16/29	18,073	1,512,946	2,776,374	1,303,757
Gartner, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,010	450,154	260,536	(177,648)
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	07/08/27	25,163	545,847	626,307	122,394

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Software & Services — (continued)
Globant SA (Luxembourg)	USFF +0.250%	Weekly	MS	01/27/31	8,361	$361,602	$241,967	$(110,027)
GoDaddy, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	14,523	1,614,125	1,232,712	(338,385)
Intuit, Inc.	USFF +0.250%	Weekly	MS	01/27/31	2,840	1,011,084	741,240	(241,745)
LiveRamp Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	7,011	179,460	263,894	89,182
Microsoft Corp.	USFF +0.250%	Weekly	MS	07/08/27	9,440	3,609,833	3,521,309	54,371
MongoDB, Inc.	USFF +0.250%	Weekly	MS	01/27/31	965	332,919	324,144	67
nCino, Inc.	USFF +0.250%	Weekly	MS	01/27/31	19,815	326,158	323,975	6,479
NCR Voyix Corp.	USFF +0.250%	Weekly	MS	07/23/30	6,873	52,848	56,152	4,674
Nutanix, Inc., Class A	USFF +0.250%	Weekly	MS	01/27/31	2,604	122,845	132,700	13,092
Open Text Corp. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	8,672	198,875	192,085	493
Oracle Corp.	USFF +0.250%	Weekly	MS	01/05/27	8,173	1,214,253	1,197,753	15,722
PTC, Inc.	USFF +0.250%	Weekly	MS	01/17/30	7,075	1,032,055	803,791	(200,767)
Q2 Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	9,017	456,217	433,718	(11,718)
RingCentral, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	5,180	145,164	201,916	61,300
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,708	751,911	577,970	(150,856)
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	9,815	1,665,374	1,537,618	(79,860)
ServiceNow, Inc.	USFF +0.250%	Weekly	MS	07/08/27	18,145	2,277,174	1,801,436	(415,019)
Snowflake, Inc.	USFF +0.250%	Weekly	MS	01/27/31	4,544	1,019,826	1,156,448	163,793
Sprinklr, Inc., Class A	USFF +0.250%	Weekly	MS	01/27/31	15,598	81,224	80,486	1,004
Tenable Holdings, Inc.	USFF +0.250%	Weekly	MS	01/27/31	3,823	79,066	140,992	82,247
Teradata Corp.	USFF +0.250%	Weekly	MS	01/27/31	22,051	607,125	764,067	173,645
Trimble, Inc.	USFF +0.250%	Weekly	MS	01/27/31	5,121	299,301	262,093	(29,263)
Tyler Technologies, Inc.	USFF +0.250%	Weekly	MS	01/27/31	1,106	334,580	323,461	(2,232)
UiPath, Inc., Class A	USFF +0.250%	Weekly	MS	01/27/31	118,095	1,369,758	1,283,693	(49,558)
VeriSign, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,929	504,826	485,259	(5,665)
Workday, Inc., Class A	USFF +0.250%	Weekly	MS	01/27/31	2,102	245,289	257,327	18,542
Zoom Communications, Inc.	USFF +0.250%	Weekly	MS	01/27/31	7,930	694,317	684,438	8,607
					737,260	43,502,749	41,643,994	(492,429)
Technology Hardware & Equipment
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	01/17/30	18,561	2,264,548	3,272,676	1,076,171
Apple, Inc.	USFF +0.250%	Weekly	MS	01/07/27	24,007	5,814,070	6,946,666	1,321,692
Arrow Electronics, Inc.	USFF +0.250%	Weekly	MS	01/27/31	1,829	408,774	390,327	(7,580)
Benchmark Electronics, Inc.	USFF +0.250%	Weekly	MS	01/27/31	5,859	322,117	578,108	266,476
Celestica, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/27/31	645	227,050	235,296	14,264

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Technology Hardware & Equipment — (continued)
Ciena Corp.	USFF +0.250%	Weekly	MS	01/27/31	1,474	$643,769	$723,085	$109,949
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	07/16/29	13,703	1,301,282	1,609,554	355,921
Daktronics, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,013	56,455	58,934	3,945
Dell Technologies, Inc., Class C	USFF +0.250%	Weekly	MS	01/17/30	15,592	2,629,702	6,727,324	4,195,020
Diebold Nixdorf, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,928	355,437	418,979	72,985
ePlus, Inc.	USFF +0.250%	Weekly	MS	07/23/30	40	2,491	3,329	905
F5, Inc.	USFF +0.250%	Weekly	MS	07/08/27	598	175,739	248,744	77,654
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	01/27/31	45,695	1,946,014	2,061,301	173,297
HP, Inc.	USFF +0.250%	Weekly	MS	01/17/30	9,591	223,515	210,427	1,947
Jabil, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,052	210,338	405,525	200,759
Keysight Technologies, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,519	425,583	531,756	117,489
Knowles Corp.	USFF +0.250%	Weekly	MS	01/17/30	484	8,663	20,076	11,605
LightPath Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	01/27/31	5,748	70,820	93,980	25,009
Littelfuse, Inc.	USFF +0.250%	Weekly	MS	01/27/31	68	31,023	30,962	727
Lumentum Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/30	247	93,480	211,941	120,915
Motorola Solutions, Inc.	USFF +0.250%	Weekly	MS	01/27/31	1,738	747,504	721,774	(4,057)
Napco Security Technologies, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,523	98,438	95,824	547
NetApp, Inc.	USFF +0.250%	Weekly	MS	01/10/28	5,644	588,315	873,465	310,483
NetScout Systems, Inc.	USFF +0.250%	Weekly	MS	01/17/30	999	21,559	43,506	22,482
nLight, Inc.	USFF +0.250%	Weekly	MS	01/17/30	9,708	304,743	675,871	378,808
Novanta, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/27/31	674	103,342	109,350	8,724
Rogers Corp.	USFF +0.250%	Weekly	MS	01/17/30	547	40,563	89,560	50,039
Sandisk Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,627	361,810	3,699,359	3,347,162
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	973	522,843	938,945	435,224
Super Micro Computer, Inc.	USFF +0.250%	Weekly	MS	01/27/31	4,871	105,424	142,866	40,267
TE Connectivity PLC (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	2,743	553,495	553,016	17,342
Teledyne Technologies, Inc.	USFF +0.250%	Weekly	MS	07/16/29	805	516,926	536,855	33,681
Viasat, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,763	45,095	158,335	114,403
Viavi Solutions, Inc.	USFF +0.250%	Weekly	MS	01/27/31	1,589	76,403	75,875	1,470
Vishay Intertechnology, Inc.	USFF +0.250%	Weekly	MS	01/27/31	11,652	687,855	626,645	(42,062)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Technology Hardware & Equipment — (continued)
Vistance Networks, Inc.	USFF +0.250%	Weekly	MS	01/17/30	39,179	$338,589	$500,708	$171,112
Western Digital Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,805	225,146	1,152,890	1,029,847
					243,493	22,548,920	35,773,834	14,054,622
Telecommunication Services
Anterix, Inc.	USFF +0.250%	Weekly	MS	01/27/31	1,365	105,354	140,513	37,930
AT&T, Inc.	USFF +0.250%	Weekly	MS	01/27/31	32,589	798,700	674,592	(102,837)
Bandwidth, Inc., Class A	USFF +0.250%	Weekly	MS	01/27/31	5,969	331,818	377,838	54,833
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	26,357	683,073	647,064	(5,279)
Lumen Technologies, Inc.	USFF +0.250%	Weekly	MS	01/27/31	26,204	233,379	201,247	(25,946)
Rogers Communications, Inc., Class B (Canada)	USFF +0.250%	Weekly	MS	07/23/30	2,390	86,515	77,675	(4,319)
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,168	422,810	363,639	(44,754)
					97,042	2,661,649	2,482,568	(90,372)
Transportation
Allegiant Travel Co.	USFF +0.250%	Weekly	MS	01/17/30	15,561	1,208,111	1,829,974	654,058
CH Robinson Worldwide, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,763	213,085	332,043	128,238
CSX Corp.	USFF +0.250%	Weekly	MS	07/23/30	5,784	222,517	274,914	60,096
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	07/11/28	8,195	489,451	767,544	307,585
Expeditors International of Washington, Inc.	USFF +0.250%	Weekly	MS	01/27/31	3,556	521,607	579,557	74,835
FedEx Corp.	USFF +0.250%	Weekly	MS	01/27/31	211	65,866	66,070	2,533
GXO Logistics, Inc.	USFF +0.250%	Weekly	MS	01/27/31	1,821	93,925	92,325	333
Heartland Express, Inc.	USFF +0.250%	Weekly	MS	01/27/31	701	10,333	10,669	578
JB Hunt Transport Services, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,642	412,975	764,674	365,934
Kirby Corp.	USFF +0.250%	Weekly	MS	01/27/31	170	23,644	23,115	62
Norfolk Southern Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,364	385,415	429,101	58,385
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	01/10/28	12,010	854,206	866,642	35,188
Union Pacific Corp.	USFF +0.250%	Weekly	MS	01/27/31	2,660	686,966	723,520	60,014
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	07/23/30	5,168	492,723	555,560	84,001
					61,606	5,680,824	7,315,708	1,831,840
Utilities
AES Corp. (The)	USFF +0.250%	Weekly	MS	01/27/31	3,229	47,445	47,337	1,118
Alliant Energy Corp.	USFF +0.250%	Weekly	MS	01/27/31	853	63,441	65,075	3,287

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Utilities — (continued)
American Electric Power Co., Inc.	USFF +0.250%	Weekly	MS	01/27/31	4,195	$532,447	$573,918	$78,339
American States Water Co.	USFF +0.250%	Weekly	MS	01/27/31	3,706	283,986	306,227	30,718
American Water Works Co., Inc.	USFF +0.250%	Weekly	MS	01/27/31	2,591	325,118	340,924	25,173
Atmos Energy Corp.	USFF +0.250%	Weekly	MS	01/17/30	2,785	469,857	479,772	29,546
CenterPoint Energy, Inc.	USFF +0.250%	Weekly	MS	01/17/30	23,677	938,769	1,042,735	141,599
Duke Energy Corp.	USFF +0.250%	Weekly	MS	07/23/30	7,725	975,037	977,831	39,723
Entergy Corp.	USFF +0.250%	Weekly	MS	01/27/31	198	22,831	22,742	480
Evergy, Inc.	USFF +0.250%	Weekly	MS	01/27/31	2,709	222,508	234,139	18,064
FirstEnergy Corp.	USFF +0.250%	Weekly	MS	01/27/31	13,031	647,889	619,494	(36,919)
Hallador Energy Co.	USFF +0.250%	Weekly	MS	01/17/30	2,707	41,846	47,075	7,418
National Fuel Gas Co.	USFF +0.250%	Weekly	MS	07/16/29	1,360	105,809	105,006	4,459
NiSource, Inc.	USFF +0.250%	Weekly	MS	01/27/31	313	14,960	14,883	282
OGE Energy Corp.	USFF +0.250%	Weekly	MS	01/27/31	4,585	216,945	223,106	11,910
Public Service Enterprise Group, Inc.	USFF +0.250%	Weekly	MS	01/27/31	2,889	225,834	234,471	16,134
Southern Co. (The)	USFF +0.250%	Weekly	MS	01/27/31	1,630	153,704	156,007	6,364
WEC Energy Group, Inc.	USFF +0.250%	Weekly	MS	01/27/31	3,695	416,698	431,465	30,755
					81,878	5,705,124	5,922,207	408,450

Total Reference Entity — Long						328,412,046	379,078,392	62,062,754

Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Short
Automobiles & Components
Dauch Corp.	USFF -0.250%	Weekly	MS	01/27/31	(358,764)	$(2,260,700)	$(1,944,501)	$298,665
Dorman Products, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(25,993)	(3,003,416)	(3,546,745)	(566,611)
Fox Factory Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(40,938)	(1,093,343)	(693,694)	391,106
Harley-Davidson, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(21,584)	(536,885)	(527,945)	571
Patrick Industries, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(4,926)	(457,038)	(442,256)	9,692
QuantumScape Corp.	USFF -0.250%	Weekly	MS	07/23/30	(30,881)	(350,630)	(233,460)	114,416
Rivian Automotive, Inc., Class A	USFF -0.250%	Weekly	MS	01/27/31	(260,772)	(4,025,545)	(4,524,394)	(530,041)
Tesla, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(1,799)	(748,655)	(756,659)	(13,838)
Thor Industries, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(6,616)	(674,468)	(497,259)	176,935
XPEL, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(1,190)	(56,086)	(59,024)	(3,412)
					(753,463)	(13,206,766)	(13,225,937)	(122,517)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Capital Goods
3M Co.	USFF -0.250%	Weekly	MS	01/27/31	(4,933)	$(806,102)	$(798,702)	$1,122
Advanced Drainage Systems, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(12,847)	(1,794,593)	(2,016,465)	(235,798)
AeroVironment, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(8,316)	(1,799,749)	(1,372,722)	399,584
Alamo Group, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(9,233)	(1,440,514)	(1,518,736)	(89,410)
Allient, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(11,592)	(1,042,588)	(1,193,165)	(158,685)
Allison Transmission Holdings, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(41,618)	(4,886,131)	(4,692,013)	151,582
Ameresco, Inc., Class A	USFF -0.250%	Weekly	MS	01/10/28	(39,207)	(1,579,534)	(1,082,113)	485,158
American Superconductor Corp.	USFF -0.250%	Weekly	MS	01/27/31	(33,191)	(1,108,365)	(1,377,758)	(278,011)
Amprius Technologies, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(146,847)	(2,229,069)	(2,035,299)	176,480
Archer Aviation, Inc., Class A	USFF -0.262%	Weekly	MS	07/23/30	(210,761)	(1,580,698)	(996,900)	571,526
Array Technologies, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(162,913)	(1,188,478)	(1,207,185)	(27,945)
Astec Industries, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(17,257)	(881,918)	(1,055,956)	(185,680)
Atkore, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(13,157)	(1,028,944)	(1,000,458)	7,305
Boise Cascade Co.	USFF -0.250%	Weekly	MS	07/16/29	(22,902)	(1,922,352)	(1,777,882)	114,438
Builders FirstSource, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(8,790)	(1,064,138)	(786,529)	269,333
Cadre Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(26,863)	(887,418)	(765,864)	109,102
Carrier Global Corp.	USFF -0.250%	Weekly	MS	01/27/31	(27,389)	(1,852,152)	(2,008,983)	(177,225)
CECO Environmental Corp.	USFF -0.530%	Weekly	MS	07/23/30	(16,798)	(1,033,919)	(1,524,251)	(517,693)
Centuri Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(111,672)	(3,302,345)	(3,376,961)	(100,212)
Crane Co.	USFF -0.250%	Weekly	MS	01/27/31	(23,620)	(4,394,787)	(5,268,913)	(911,007)
CSW Industrials, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(5,641)	(1,558,873)	(1,569,890)	(28,100)
DNOW, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(221,682)	(2,844,677)	(2,875,216)	(52,592)
DXP Enterprises, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(10,373)	(1,321,668)	(1,750,340)	(443,832)
Eaton Corp. PLC (Ireland)	USFF -0.250%	Weekly	MS	01/27/31	(5,609)	(2,369,735)	(2,390,107)	(46,167)
Enovix Corp.	USFF -0.980%	Weekly	MS	07/23/30	(94,125)	(816,251)	(571,339)	238,555
Esab Corp.	USFF -0.250%	Weekly	MS	07/23/30	(23,427)	(2,798,562)	(2,310,605)	461,150
Eve Holding, Inc.	USFF -0.730%	Weekly	MS	07/23/30	(111,239)	(419,020)	(279,210)	136,527
Federal Signal Corp.	USFF -0.250%	Weekly	MS	01/27/31	(4,590)	(546,121)	(589,769)	(49,669)
Firefly Aerospace, Inc.	USFF -0.580%	Weekly	MS	01/27/31	(122,047)	(4,133,819)	(3,588,182)	513,608
Fluor Corp.	USFF -0.250%	Weekly	MS	01/27/31	(62,300)	(3,123,912)	(3,263,897)	(164,200)
Fortune Brands Innovations, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(2,184)	(115,670)	(119,902)	(5,167)
Franklin Electric Co., Inc.	USFF -0.250%	Weekly	MS	01/27/31	(11,088)	(1,120,918)	(1,188,523)	(81,007)
GATX Corp.	USFF -0.250%	Weekly	MS	07/11/28	(16,724)	(2,870,683)	(2,963,326)	(132,635)
General Electric Co.	USFF -0.250%	Weekly	MS	01/27/31	(19,249)	(6,398,970)	(7,193,929)	(843,700)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Capital Goods — (continued)
Gibraltar Industries, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(19,370)	$(903,911)	$(873,587)	$23,289
Graham Corp.	USFF -0.250%	Weekly	MS	01/27/31	(281)	(34,463)	(34,785)	(629)
Herc Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4,051)	(705,893)	(580,670)	104,037
Hillman Solutions Corp.	USFF -0.250%	Weekly	MS	07/23/30	(238,213)	(1,987,506)	(2,010,518)	(38,432)
Hubbell, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(1,795)	(940,158)	(939,144)	(6,302)
IES Holdings, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(2,645)	(1,426,899)	(1,943,176)	(548,002)
Ingersoll Rand, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(36,055)	(2,838,405)	(2,956,149)	(139,750)
Intuitive Machines, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(35,051)	(1,135,541)	(749,741)	376,972
ITT, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(31,814)	(6,399,668)	(6,291,537)	41,197
Karman Holdings, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(17,290)	(1,256,334)	(863,117)	383,455
Kratos Defense & Security Solutions, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(102,758)	(7,346,505)	(5,123,514)	2,166,101
Lennox International, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(2,260)	(1,257,413)	(1,294,867)	(53,236)
Limbach Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(17,871)	(1,627,547)	(1,376,067)	238,845
Lincoln Electric Holdings, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(5,635)	(1,586,827)	(1,496,149)	72,195
Lindsay Corp.	USFF -0.250%	Weekly	MS	07/23/30	(3,535)	(420,048)	(437,633)	(20,876)
Loar Holdings, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(3,711)	(283,552)	(299,144)	(17,826)
LSI Industries, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(15,698)	(381,404)	(417,253)	(38,896)
Masterbrand, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(80,640)	(812,232)	(829,786)	(23,880)
NANO Nuclear Energy, Inc.	USFF -1.730%	Weekly	MS	01/27/31	(3,022)	(67,527)	(63,885)	3,079
NuScale Power Corp.	USFF -0.250%	Weekly	MS	01/27/31	(128,994)	(1,432,275)	(1,293,810)	127,341
nVent Electric PLC (Ireland)	USFF -0.250%	Weekly	MS	01/27/31	(1,741)	(248,724)	(295,291)	(62,457)
Owens Corning	USFF -0.250%	Weekly	MS	01/27/31	(15,435)	(1,843,116)	(2,453,548)	(624,712)
Power Solutions International, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(41,460)	(3,009,930)	(1,612,379)	1,374,218
Preformed Line Products Co.	USFF -0.250%	Weekly	MS	01/27/31	(4,883)	(1,549,609)	(2,004,764)	(475,884)
Primoris Services Corp.	USFF -0.250%	Weekly	MS	01/27/31	(25,504)	(3,133,597)	(2,527,956)	597,620
Quanex Building Products Corp.	USFF -0.250%	Weekly	MS	07/16/29	(34,006)	(679,692)	(633,192)	34,496
QXO, Inc.	USFF -1.880%	Weekly	MS	07/23/30	(79,155)	(1,607,115)	(1,367,798)	226,839
Regal Rexnord Corp.	USFF -0.250%	Weekly	MS	01/27/31	(3,945)	(888,300)	(939,660)	(59,655)
Resideo Technologies, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(27,924)	(1,007,256)	(868,436)	130,985
Shoals Technologies Group, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(415,495)	(3,773,517)	(4,113,400)	(369,125)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Capital Goods — (continued)
SPX Technologies, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(10,640)	$(2,447,556)	$(2,608,609)	$(187,753)
StandardAero, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(70,527)	(1,943,594)	(2,109,463)	(180,949)
Sunrun, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(13,682)	(265,185)	(183,065)	80,027
Tennant Co.	USFF -0.250%	Weekly	MS	01/27/31	(15,151)	(1,144,876)	(1,326,319)	(195,166)
Voyager Technologies, Inc., Class A	USFF -0.250%	Weekly	MS	01/27/31	(16,957)	(510,521)	(546,863)	(40,333)
Watsco, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(102)	(49,945)	(42,506)	6,114
Watts Water Technologies, Inc., Class A	USFF -0.250%	Weekly	MS	01/27/31	(7,652)	(2,519,569)	(2,995,375)	(496,402)
Woodward, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(2,398)	(1,040,284)	(1,020,205)	12,421
X-Energy, Inc.	USFF -1.530%	Weekly	MS	01/27/31	(22,238)	(446,045)	(408,290)	34,263
					(3,219,768)	(127,215,212)	(124,442,741)	1,559,964
Commercial & Professional Services
ABM Industries, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(8,900)	(455,953)	(393,736)	50,858
ACV Auctions, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(354,110)	(3,121,110)	(2,546,051)	544,002
Barrett Business Services, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(11,717)	(377,901)	(416,188)	(41,566)
BlackSky Technology, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(33,237)	(856,486)	(927,977)	(78,159)
Boyd Group, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/27/31	(1,330)	(133,696)	(125,845)	6,634
BrightView Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(85,854)	(1,150,275)	(1,216,551)	(75,285)
CACI International, Inc., Class A	USFF -0.250%	Weekly	MS	01/27/31	(1,777)	(926,393)	(823,213)	110,615
Casella Waste Systems, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(550)	(65,705)	(53,334)	11,822
CBIZ, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(4,700)	(391,392)	(150,776)	237,547
Clarivate PLC (Jersey)	USFF -0.630%	Weekly	MS	07/11/28	(277,111)	(1,617,778)	(598,560)	1,006,658
Concentrix Corp.	USFF -0.250%	Weekly	MS	01/27/31	(44,051)	(1,165,628)	(986,963)	165,131
CoreCivic, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(103,114)	(2,035,952)	(3,132,603)	(1,112,447)
CRA International, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(6,005)	(876,139)	(854,512)	14,808
Exponent, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(6,658)	(420,899)	(391,224)	24,289
GFL Environmental, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/27/31	(28,394)	(1,074,191)	(1,044,615)	21,369
HNI Corp.	USFF -0.250%	Weekly	MS	01/27/31	(80,781)	(2,884,426)	(3,264,360)	(426,861)
Huron Consulting Group, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(12,031)	(1,286,014)	(1,084,715)	191,484
ICF International, Inc.	USFF +0.250%	Weekly	MS	01/17/30	(3,192)	(304,226)	(232,569)	68,379
Insperity, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(57,911)	(3,371,601)	(2,392,303)	810,587
Legalzoom.com, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(28,427)	(290,516)	(174,258)	113,970

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Commercial & Professional Services — (continued)
ManpowerGroup, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(32,768)	$(1,442,748)	$(1,106,575)	$275,983
Onterris, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(525)	(10,535)	(10,610)	(197)
Parsons Corp.	USFF -0.250%	Weekly	MS	07/23/30	(27,607)	(1,899,271)	(1,446,331)	442,653
Resolute Holdings Management, Inc.	USFF -0.680%	Weekly	MS	01/27/31	(15,053)	(1,784,393)	(2,175,610)	(405,066)
Robert Half, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(23,919)	(749,286)	(734,313)	9,136
TIC Solutions, Inc.	USFF -1.080%	Weekly	MS	01/27/31	(192,377)	(1,500,984)	(1,556,330)	(67,001)
TriNet Group, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(200)	(10,003)	(9,898)	(12)
Verra Mobility Corp.	USFF -0.250%	Weekly	MS	01/27/31	(83,296)	(1,254,172)	(354,008)	890,419
Vestis Corp.	USFF -0.250%	Weekly	MS	01/17/30	(72,356)	(752,303)	(1,050,609)	(320,629)
					(1,597,951)	(32,209,976)	(29,254,637)	2,469,121
Consumer Discretionary Distribution & Retail
Abercrombie & Fitch Co., Class A	USFF -0.250%	Weekly	MS	01/27/31	(9,382)	(835,004)	(844,474)	(15,972)
Advance Auto Parts, Inc.	USFF -0.630%	Weekly	MS	01/27/31	(10,838)	(638,613)	(674,340)	(39,648)
Arhaus, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(15,832)	(123,068)	(133,305)	(11,230)
Camping World Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(21,255)	(410,267)	(162,176)	245,334
CarMax, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(147,651)	(5,931,792)	(7,809,261)	(1,923,412)
Carvana Co.	USFF -0.250%	Weekly	MS	01/27/31	(9,268)	(682,026)	(610,020)	66,688
Dick's Sporting Goods, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(8,272)	(1,887,489)	(1,876,172)	(32,479)
Etsy, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(26,874)	(2,019,415)	(2,024,418)	(20,671)
Floor & Decor Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(5,537)	(464,005)	(328,676)	131,698
Gold.com, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(17,564)	(730,922)	(730,838)	(6,792)
Groupon, Inc.	USFF -1.730%	Weekly	MS	01/27/31	(1,909)	(42,271)	(45,931)	(4,027)
Pool Corp.	USFF -0.250%	Weekly	MS	01/27/31	(1,410)	(297,047)	(303,009)	(8,301)
Savers Value Village, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(86,035)	(975,830)	(868,093)	99,229
Sonic Automotive, Inc., Class A	USFF -0.250%	Weekly	MS	01/27/31	(19,019)	(1,510,232)	(1,612,621)	(121,697)
Tractor Supply Co.	USFF -0.250%	Weekly	MS	01/27/31	(13,811)	(760,876)	(436,566)	311,752
Upbound Group, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(33,665)	(825,248)	(714,371)	54,061
Urban Outfitters, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(57,442)	(4,244,380)	(4,070,340)	142,742
Winmark Corp.	USFF -0.250%	Weekly	MS	01/27/31	(727)	(295,523)	(307,579)	(14,383)
					(486,491)	(22,674,008)	(23,552,190)	(1,147,108)
Consumer Durables & Apparel
Acushnet Holdings Corp.	USFF -0.250%	Weekly	MS	01/27/31	(43,990)	(4,102,395)	(5,214,135)	(1,151,759)
Brunswick Corp.	USFF -0.250%	Weekly	MS	01/27/31	(7,745)	(621,534)	(652,439)	(39,348)
Cavco Industries, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(885)	(606,376)	(543,726)	56,523
Crocs, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(15,532)	(1,796,979)	(1,873,780)	(94,540)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Consumer Durables & Apparel — (continued)
Gildan Activewear, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/27/31	(103,923)	$(6,690,144)	$(5,362,427)	$1,230,636
KB Home	USFF -0.250%	Weekly	MS	01/27/31	(7,517)	(439,581)	(470,489)	(43,084)
Kontoor Brands, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(12,319)	(968,633)	(1,026,665)	(65,569)
Latham Group, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(2,233)	(14,215)	(14,448)	(383)
Mattel, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(154,162)	(2,996,756)	(2,139,769)	833,757
NIKE, Inc., Class B	USFF -0.250%	Weekly	MS	07/23/30	(6,851)	(444,512)	(281,234)	154,180
SharkNinja, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/27/31	(9,209)	(1,164,169)	(1,402,254)	(247,135)
Steven Madden Ltd.	USFF -0.250%	Weekly	MS	01/27/31	(60,488)	(2,231,237)	(2,546,545)	(362,178)
Under Armour, Inc., Class C	USFF -0.250%	Weekly	MS	01/27/31	(113,794)	(645,961)	(707,799)	(66,877)
VF Corp.	USFF -0.250%	Weekly	MS	01/27/31	(177,889)	(3,003,250)	(2,967,189)	(2,696)
Whirlpool Corp.	USFF -0.530%	Weekly	MS	01/27/31	(20,870)	(890,422)	(822,695)	60,882
					(737,407)	(26,616,164)	(26,025,594)	262,409
Consumer Services
Boyd Gaming Corp.	USFF -0.250%	Weekly	MS	01/27/31	(19,746)	(1,700,307)	(1,744,164)	(61,004)
Cheesecake Factory, Inc. (The)	USFF -0.250%	Weekly	MS	01/27/31	(12,349)	(848,170)	(982,239)	(140,673)
Choice Hotels International, Inc.	USFF -1.080%	Weekly	MS	01/27/31	(4,784)	(569,296)	(527,532)	37,318
Coursera, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(220,913)	(1,942,639)	(1,245,949)	681,617
Cracker Barrel Old Country Store, Inc.	USFF -1.180%	Weekly	MS	01/27/31	(22,045)	(688,104)	(1,174,999)	(513,705)
Duolingo, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(2,638)	(331,255)	(303,423)	27,935
Dutch Bros, Inc., Class A	USFF -0.250%	Weekly	MS	01/27/31	(5,609)	(300,989)	(402,782)	(104,163)
First Watch Restaurant Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(125,732)	(1,985,304)	(1,620,685)	348,550
Flutter Entertainment PLC (Ireland)	USFF -0.250%	Weekly	MS	07/23/30	(7,295)	(1,011,125)	(745,330)	257,930
Graham Holdings Co., Class B	USFF -0.250%	Weekly	MS	01/27/31	(954)	(1,082,942)	(1,088,915)	(14,479)
Kura Sushi USA, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(8,735)	(661,702)	(502,787)	153,617
Life Time Group Holdings, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(20,897)	(728,571)	(853,433)	(130,541)
MGM Resorts International	USFF -0.250%	Weekly	MS	01/27/31	(28,290)	(1,385,496)	(1,352,545)	21,786
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/23/30	(89,465)	(2,032,725)	(1,888,606)	128,348
OneSpaWorld Holdings Ltd. (Bahamas)	USFF -0.250%	Weekly	MS	01/27/31	(56,076)	(1,386,504)	(1,583,586)	(209,761)
Red Rock Resorts, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(35,964)	(2,178,222)	(2,339,818)	(215,117)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Consumer Services — (continued)
Shake Shack, Inc., Class A	USFF -0.250%	Weekly	MS	01/27/31	(67,345)	$(4,075,852)	$(3,772,667)	$271,605
Six Flags Entertainment Corp.	USFF -0.250%	Weekly	MS	07/16/29	(8,696)	(408,355)	(185,225)	219,930
Sweetgreen, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(82,517)	(1,081,828)	(726,975)	346,879
United Parks & Resorts, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(3,828)	(175,889)	(182,749)	(9,884)
Universal Technical Institute, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(53,259)	(1,906,914)	(2,277,887)	(385,771)
Viking Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/27/31	(23,161)	(2,073,862)	(2,424,262)	(366,488)
Wendy's Co. (The)	USFF -9.930%	Weekly	MS	01/27/31	(150,857)	(1,097,130)	(1,250,605)	(190,628)
Wingstop, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(7,126)	(1,107,686)	(1,235,720)	(136,646)
Wyndham Hotels & Resorts, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(15,393)	(1,319,451)	(1,296,245)	12,956
					(1,073,674)	(32,080,318)	(31,709,128)	29,611
Consumer Staples Distribution & Retail
BJ's Wholesale Club Holdings, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(44,388)	(4,231,853)	(3,871,521)	325,880
Chefs' Warehouse, Inc. (The)	USFF -0.250%	Weekly	MS	07/23/30	(10,747)	(709,741)	(1,032,787)	(338,724)
Grocery Outlet Holding Corp.	USFF -0.250%	Weekly	MS	01/27/31	(117,390)	(952,237)	(1,171,552)	(227,470)
Maplebear, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(101,728)	(4,349,011)	(4,816,821)	(501,505)
Natural Grocers by Vitamin Cottage, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(592)	(18,879)	(18,364)	328
PriceSmart, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(5,871)	(919,106)	(1,146,841)	(235,646)
US Foods Holding Corp.	USFF -0.250%	Weekly	MS	01/27/31	(9,870)	(920,676)	(1,009,208)	(95,697)
					(290,586)	(12,101,503)	(13,067,094)	(1,072,834)
Energy
Antero Resources Corp.	USFF -0.250%	Weekly	MS	01/27/31	(75,083)	(2,904,204)	(2,638,417)	245,082
Atlas Energy Solutions, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(52,496)	(1,085,080)	(871,959)	146,678
BKV Corp.	USFF -0.250%	Weekly	MS	01/27/31	(61,092)	(1,617,820)	(1,671,477)	(66,216)
BW LPG Ltd. (Singapore)	USFF -0.780%	Weekly	MS	01/17/30	(15,776)	(234,103)	(274,976)	(74,135)
Cactus, Inc., Class A	USFF -0.250%	Weekly	MS	01/27/31	(57,194)	(3,317,642)	(2,930,049)	356,427
California Resources Corp.	USFF -0.250%	Weekly	MS	01/27/31	(65,339)	(3,859,157)	(3,454,473)	362,143
Canadian Natural Resources Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/27/31	(49,009)	(2,336,252)	(1,935,855)	373,757

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Energy — (continued)
Cenovus Energy, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/27/31	(33,504)	$(874,335)	$(831,234)	$31,226
Cheniere Energy, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(31,732)	(7,615,517)	(7,584,265)	(34,096)
Comstock Resources, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(111,756)	(1,546,411)	(1,667,400)	(132,996)
Crescent Energy Co., Class A	USFF -0.250%	Weekly	MS	07/16/29	(93,440)	(1,250,275)	(917,581)	314,215
Denison Mines Corp. (Canada)	USFF -0.260%	Weekly	MS	01/27/31	(899,099)	(2,894,133)	(2,751,243)	120,454
Enbridge, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/27/31	(19,436)	(1,093,268)	(1,053,626)	28,799
Enerflex Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/27/31	(16,374)	(449,642)	(401,327)	44,724
Excelerate Energy, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(34,561)	(965,350)	(1,312,972)	(361,635)
FLEX LNG Ltd. (Bermuda)	USFF -2.230%	Weekly	MS	01/27/31	(9,095)	(276,420)	(255,206)	7,820
Flowco Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/27/31	(57,182)	(1,371,254)	(1,220,264)	139,547
Helmerich & Payne, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(54,865)	(1,362,107)	(1,796,280)	(490,613)
Kinetik Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(18,085)	(687,449)	(874,229)	(407,595)
Liberty Energy, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(29,794)	(985,094)	(780,305)	194,412
Magnolia Oil & Gas Corp., Class A	USFF -0.250%	Weekly	MS	01/27/31	(85,234)	(2,429,324)	(2,180,286)	227,242
Matador Resources Co.	USFF -0.250%	Weekly	MS	07/18/30	(133,046)	(7,347,261)	(6,623,030)	615,122
NextDecade Corp.	USFF -0.530%	Weekly	MS	01/12/29	(269,562)	(2,081,280)	(2,032,497)	32,636
Northern Oil & Gas, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(38,605)	(804,680)	(700,681)	80,360
Okeanis Eco Tankers Corp. (Marshall Islands)	USFF -1.830%	Weekly	MS	01/27/31	(18,358)	(930,795)	(920,103)	(3,898)
Ovintiv, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(123,666)	(7,076,014)	(6,511,015)	480,936
Par Pacific Holdings, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(44,914)	(2,848,519)	(2,518,777)	307,658
Peabody Energy Corp.	USFF -0.250%	Weekly	MS	01/27/31	(37,776)	(937,407)	(873,381)	55,414
Permian Resources Corp., Class A	USFF -0.250%	Weekly	MS	01/27/31	(251,707)	(5,048,122)	(4,633,926)	321,472
Phillips 66	USFF -0.250%	Weekly	MS	01/27/31	(10,928)	(1,935,446)	(1,847,378)	59,569
Precision Drilling Corp. (Canada)	USFF -0.250%	Weekly	MS	01/27/31	(24,870)	(2,302,932)	(1,906,534)	378,536
ProPetro Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(400,899)	(5,595,677)	(5,748,892)	(196,556)
RPC, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(42,082)	(266,445)	(245,338)	19,005
Sable Offshore Corp.	USFF -0.250%	Weekly	MS	07/23/30	(118,107)	(1,283,959)	(363,770)	910,214
Seadrill Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/27/31	(35,463)	(1,542,442)	(1,341,211)	190,556

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Energy — (continued)
Select Water Solutions, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(56,947)	$(621,923)	$(1,137,801)	$(544,218)
SM Energy Co.	USFF -0.250%	Weekly	MS	01/27/31	(238,296)	(7,227,540)	(6,219,526)	918,895
Solaris Energy Infrastructure, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(16,136)	(1,227,058)	(1,298,303)	(81,990)
Talos Energy, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(63,741)	(978,103)	(822,896)	148,815
Targa Resources Corp.	USFF -0.250%	Weekly	MS	01/27/31	(17,739)	(4,690,204)	(4,756,535)	(102,666)
TETRA Technologies, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(242,448)	(2,310,921)	(2,746,936)	(453,938)
Uranium Energy Corp.	USFF -0.250%	Weekly	MS	01/27/31	(18,154)	(193,486)	(193,522)	(1,573)
Venture Global, Inc., Class A	USFF -0.250%	Weekly	MS	01/27/31	(19,506)	(218,510)	(217,102)	(323)
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/27/31	(19,286)	(1,465,499)	(1,433,721)	2,189
					(4,112,382)	(98,089,060)	(92,496,299)	4,161,455
Financial Services
Bullish (Cayman Islands)	USFF -0.880%	Weekly	MS	01/27/31	(9,007)	(213,706)	(211,034)	978
Coinbase Global, Inc., Class A	USFF -0.250%	Weekly	MS	01/27/31	(51,991)	(9,504,924)	(7,600,564)	1,830,767
Payoneer Global, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(148,742)	(1,028,764)	(1,059,043)	(38,280)
Sezzle, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(7,177)	(1,016,847)	(1,231,789)	(222,851)
Shift4 Payments, Inc., Class A	USFF -1.180%	Weekly	MS	01/27/31	(2,455)	(118,621)	(119,411)	(1,749)
Toast, Inc., Class A	USFF -0.250%	Weekly	MS	01/27/31	(9,327)	(260,214)	(259,477)	(1,317)
					(228,699)	(12,143,076)	(10,481,318)	1,567,548
Food, Beverage & Tobacco
Bunge Global SA (Switzerland)	USFF -0.250%	Weekly	MS	07/16/29	(9,451)	(1,044,257)	(1,008,705)	13,852
Cal-Maine Foods, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(10,285)	(850,005)	(828,560)	16,799
Celsius Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(55,834)	(2,942,950)	(1,634,820)	1,285,316
Lamb Weston Holdings, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(26,678)	(1,196,372)	(1,151,956)	26,158
McCormick & Co., Inc., non-voting shares	USFF -0.250%	Weekly	MS	01/27/31	(55,568)	(2,971,157)	(2,801,739)	132,889
Pilgrim's Pride Corp.	USFF -0.250%	Weekly	MS	01/27/31	(11,318)	(491,049)	(318,149)	169,059
Primo Brands Corp.	USFF -0.250%	Weekly	MS	01/17/30	(102,085)	(3,020,652)	(2,494,957)	462,153
Simply Good Foods Co. (The)	USFF -0.250%	Weekly	MS	01/27/31	(23,168)	(299,515)	(307,671)	(10,514)
Turning Point Brands, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(18,105)	(1,540,827)	(1,535,485)	(7,852)
Utz Brands, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(46,253)	(616,466)	(356,148)	246,816
					(358,745)	(14,973,250)	(12,438,190)	2,334,676
Health Care Equipment & Services
Abbott Laboratories	USFF -0.250%	Weekly	MS	01/27/31	(3,610)	(340,274)	(327,571)	33,937

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Health Care Equipment & Services — (continued)
Acadia Healthcare Co., Inc.	USFF -0.250%	Weekly	MS	07/11/28	(16,945)	$(1,315,300)	$(500,386)	$804,696
AdaptHealth Corp.	USFF -0.250%	Weekly	MS	01/27/31	(83,054)	(983,263)	(865,423)	110,191
Alphatec Holdings, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(134,024)	(1,058,676)	(1,159,308)	(108,864)
Artivion, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(15,225)	(558,003)	(342,106)	211,539
Astrana Health, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(19,950)	(640,928)	(925,880)	(289,951)
Avanos Medical, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(24,779)	(611,971)	(616,502)	(9,375)
Axogen, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(6,928)	(252,151)	(320,004)	(80,867)
Bausch + Lomb Corp. (Canada)	USFF -0.830%	Weekly	MS	07/23/30	(15,390)	(232,226)	(254,858)	(25,105)
Baxter International, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(66,972)	(1,163,680)	(1,427,843)	(273,990)
Ceribell, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(289)	(5,609)	(5,621)	(96)
Certara, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(43,797)	(256,110)	(286,870)	(32,783)
DENTSPLY SIRONA, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(484,710)	(6,109,517)	(5,142,773)	849,431
Enovis Corp.	USFF -0.250%	Weekly	MS	01/12/29	(915)	(48,395)	(18,941)	29,039
Envista Holdings Corp.	USFF -0.250%	Weekly	MS	01/27/31	(51,254)	(1,341,044)	(1,350,543)	(19,917)
GeneDx Holdings Corp.	USFF -0.250%	Weekly	MS	01/27/31	(106,293)	(6,207,245)	(7,297,014)	(1,137,844)
GoodRx Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(144,385)	(544,573)	(415,829)	124,490
Haemonetics Corp.	USFF -0.250%	Weekly	MS	01/27/31	(14,333)	(1,025,121)	(1,074,975)	(62,876)
Henry Schein, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(16,863)	(1,290,281)	(1,408,398)	(128,142)
Hims & Hers Health, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(51,054)	(1,883,682)	(1,770,042)	99,023
Inspire Medical Systems, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(46,113)	(3,185,272)	(2,057,101)	1,103,482
Integer Holdings Corp.	USFF -0.250%	Weekly	MS	07/23/30	(16,661)	(1,601,512)	(1,556,970)	30,109
Integra LifeSciences Holdings Corp.	USFF -0.250%	Weekly	MS	07/11/28	(110,419)	(2,689,531)	(1,983,125)	681,101
Lumexa Imaging Holdings, Inc.	USFF -0.630%	Weekly	MS	01/27/31	(24,097)	(207,946)	(271,814)	(65,518)
Merit Medical Systems, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(3,279)	(229,503)	(227,366)	321
Molina Healthcare, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(6,750)	(1,350,852)	(1,543,725)	(203,367)
NeoGenomics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(64,371)	(621,075)	(939,173)	(338,268)
Novocure Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/10/28	(84,597)	(2,097,158)	(1,281,645)	797,439
Option Care Health, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(55,319)	(1,619,487)	(1,160,039)	446,858
Pennant Group, Inc. (The)	USFF -0.250%	Weekly	MS	01/27/31	(10,103)	(329,077)	(373,306)	(47,716)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Health Care Equipment & Services — (continued)
Phreesia, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(99,353)	$(1,744,585)	$(1,022,342)	$709,610
Procept Biorobotics Corp.	USFF -0.250%	Weekly	MS	07/23/30	(45,839)	(1,416,323)	(1,035,045)	370,277
QuidelOrtho Corp.	USFF +0.250%	Weekly	MS	07/06/26	(46,070)	(612,383)	(806,916)	(199,312)
RadNet, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(33,319)	(1,803,193)	(2,054,783)	(265,584)
Select Medical Holdings Corp.	USFF -0.250%	Weekly	MS	01/27/31	(56,206)	(922,008)	(927,961)	905,210
Sonida Senior Living, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(32,092)	(1,149,534)	(1,309,354)	(168,756)
Surgery Partners, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(6,507)	(213,028)	(109,318)	102,022
Tandem Diabetes Care, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(91,378)	(1,381,274)	(1,378,894)	(8,349)
TransMedics Group, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(15,662)	(1,124,938)	(1,040,270)	75,923
UFP Technologies, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(403)	(104,513)	(106,847)	(3,184)
US Physical Therapy, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(9,876)	(626,449)	(678,284)	(58,244)
Zimmer Biomet Holdings, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(61,467)	(5,168,639)	(5,291,694)	(200,932)
					(2,220,651)	(56,066,329)	(52,666,859)	3,755,658
Household & Personal Products
BellRing Brands, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(85,663)	(1,040,976)	(1,108,479)	(75,599)
Edgewell Personal Care Co.	USFF -0.250%	Weekly	MS	01/17/30	(50,817)	(1,446,303)	(1,364,945)	26,896
elf Beauty, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(4,356)	(807,599)	(322,344)	478,966
Oddity Tech Ltd., Class A (Israel)	USFF -2.130%	Weekly	MS	01/27/31	(6,161)	(84,515)	(93,216)	(9,395)
WD-40 Co.	USFF -0.250%	Weekly	MS	01/27/31	(864)	(210,012)	(210,505)	(2,158)
					(147,861)	(3,589,405)	(3,099,489)	418,710
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(6,429)	(1,933,219)	(1,884,854)	33,634
Alcoa Corp.	USFF -0.250%	Weekly	MS	01/27/31	(4,062)	(338,635)	(211,793)	124,181
Amrize Ltd. (Switzerland)	USFF -0.250%	Weekly	MS	01/27/31	(26,995)	(1,406,191)	(1,438,833)	(44,735)
ASP Isotopes, Inc.	USFF -1.830%	Weekly	MS	01/27/31	(31,235)	(206,848)	(194,282)	10,926
Avino Silver & Gold Mines Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/23/30	(4,372)	(42,651)	(27,718)	14,562
Axalta Coating Systems Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/27/31	(17,028)	(581,919)	(582,698)	(5,405)
Ball Corp.	USFF -0.250%	Weekly	MS	01/27/31	(89,537)	(5,049,354)	(5,587,109)	(589,757)
Century Aluminum Co.	USFF -0.250%	Weekly	MS	07/23/30	(50,683)	(2,614,056)	(2,331,925)	261,862

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Materials — (continued)
Chemours Co. (The)	USFF -0.250%	Weekly	MS	01/27/31	(28,781)	$(782,761)	$(590,586)	$192,134
Coeur Mining, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(277,612)	(5,245,821)	(4,530,628)	675,137
Collective Mining Ltd. (Canada)	USFF -3.930%	Weekly	MS	01/27/31	(482)	(6,672)	(5,905)	675
Commercial Metals Co.	USFF -0.250%	Weekly	MS	01/27/31	(30,507)	(2,085,010)	(1,914,314)	156,096
Crown Holdings, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(14,483)	(1,522,579)	(1,619,489)	(110,632)
Dow, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(43,443)	(2,141,264)	(1,188,600)	794,867
Eagle Materials, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(9,916)	(2,250,552)	(2,231,100)	(5,701)
Ecolab, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(9,587)	(2,620,183)	(2,671,034)	(71,956)
Element Solutions, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(97,373)	(4,198,675)	(4,649,561)	(491,466)
Elemental Royalty Corp. (Canada)	USFF -9.030%	Weekly	MS	01/27/31	(2,493)	(39,541)	(43,528)	(4,400)
Flotek Industries, Inc.	USFF -0.580%	Weekly	MS	01/27/31	(8,479)	(188,384)	(199,426)	(12,541)
FMC Corp.	USFF -0.250%	Weekly	MS	01/17/30	(29,528)	(973,231)	(339,572)	604,211
Gold Royalty Corp. (Canada)	USFF -0.250%	Weekly	MS	01/27/31	(173,585)	(620,297)	(479,095)	136,610
Graphic Packaging Holding Co.	USFF -0.250%	Weekly	MS	07/16/29	(52,647)	(1,304,956)	(556,479)	712,264
Hawkins, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(4,116)	(665,249)	(584,884)	73,176
HB Fuller Co.	USFF -0.250%	Weekly	MS	01/27/31	(7,331)	(465,326)	(427,324)	33,594
Highlander Silver Corp. (Canada)	USFF -1.736%	Weekly	MS	01/27/31	(1,134)	(5,140)	(5,284)	(224)
Hycroft Mining Holding Corp., Class A	USFF -0.580%	Weekly	MS	01/27/31	(52,437)	(1,747,873)	(1,227,026)	507,281
i-80 Gold Corp. (Canada)	USFF -0.250%	Weekly	MS	01/27/31	(371,534)	(552,891)	(535,009)	13,417
Innospec, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(11,777)	(993,800)	(958,530)	9,445
International Paper Co.	USFF -0.250%	Weekly	MS	01/17/30	(12,247)	(652,287)	(466,611)	158,737
Knife River Corp.	USFF -0.250%	Weekly	MS	01/17/30	(5,849)	(578,002)	(489,269)	84,220
Lithium Americas Corp. (Canada)	USFF -0.265%	Weekly	MS	07/23/30	(1,051,372)	(5,010,347)	(4,047,782)	923,753
Louisiana-Pacific Corp.	USFF -0.250%	Weekly	MS	07/23/30	(18,573)	(1,492,275)	(1,460,952)	10,124
Martin Marietta Materials, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(3,206)	(1,930,000)	(1,848,900)	63,425
Materion Corp.	USFF -0.250%	Weekly	MS	01/27/31	(4,974)	(1,178,474)	(1,479,218)	(310,217)
Metallus, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(1,398)	(27,001)	(26,129)	623
Methanex Corp. (Canada)	USFF -0.250%	Weekly	MS	07/23/30	(12,493)	(659,085)	(576,552)	72,784
Mosaic Co. (The)	USFF -0.250%	Weekly	MS	07/23/30	(96,424)	(2,771,731)	(2,043,225)	675,879
NewMarket Corp.	USFF -0.250%	Weekly	MS	01/27/31	(1,243)	(839,675)	(983,511)	(170,268)
NioCorp Developments Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/27/31	(83,530)	(454,872)	(402,615)	48,701
O-I Glass, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(107,555)	(958,606)	(1,035,755)	(84,607)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Materials — (continued)
Orla Mining Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/18/30	(19,440)	$(264,452)	$(190,318)	$71,691
Osisko Development Corp. (Canada)	USFF -2.130%	Weekly	MS	01/27/31	(2,005)	(4,889)	(4,932)	(122)
Packaging Corp. of America	USFF -0.250%	Weekly	MS	01/27/31	(1,225)	(280,257)	(291,893)	(17,845)
Perimeter Solutions, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(145,446)	(4,621,551)	(5,185,150)	(604,266)
Quaker Chemical Corp.	USFF -0.250%	Weekly	MS	07/23/30	(3,876)	(568,605)	(615,780)	(55,960)
Ramaco Resources, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(90,501)	(2,256,100)	(1,197,328)	1,041,273
Royal Gold, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(32,000)	(8,363,284)	(6,387,520)	1,900,387
Ryerson Holding Corp.	USFF -0.250%	Weekly	MS	01/27/31	(20,320)	(546,313)	(500,075)	39,911
Sensient Technologies Corp.	USFF -0.250%	Weekly	MS	01/27/31	(8,497)	(901,878)	(1,047,595)	(168,646)
Sherwin-Williams Co. (The)	USFF -0.250%	Weekly	MS	01/27/31	(9,777)	(3,312,081)	(3,366,417)	(80,006)
Silgan Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(6,394)	(354,002)	(296,618)	48,082
Skeena Resources Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/27/31	(48,343)	(1,391,877)	(1,288,824)	92,242
Smurfit Westrock PLC (Ireland)	USFF -0.250%	Weekly	MS	01/27/31	(7,777)	(355,875)	(359,764)	(6,841)
Sonoco Products Co.	USFF -0.250%	Weekly	MS	01/27/31	(10,115)	(522,773)	(569,980)	(51,293)
Stepan Co.	USFF -0.250%	Weekly	MS	07/23/30	(5,750)	(344,109)	(320,390)	15,967
Sylvamo Corp.	USFF -0.250%	Weekly	MS	01/05/27	(16,687)	(726,195)	(630,769)	78,734
TMC the metals Co., Inc. (Canada)	USFF -0.275%	Weekly	MS	01/27/31	(9,266)	(40,143)	(41,048)	(1,256)
Tronox Holdings PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/12/29	(242,417)	(1,966,651)	(1,527,227)	378,382
United States Antimony Corp.	USFF -1.730%	Weekly	MS	07/23/30	(182,560)	(1,183,758)	(1,325,386)	(150,829)
USA Rare Earth, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(49,913)	(1,049,033)	(1,077,123)	(36,248)
Vizsla Silver Corp. (Canada)	USFF -0.554%	Weekly	MS	01/27/31	(508,488)	(1,694,673)	(1,678,010)	3,508
Warrior Met Coal, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(1,400)	(113,306)	(113,624)	(1,235)
Westlake Corp.	USFF -0.250%	Weekly	MS	01/27/31	(46,521)	(3,947,890)	(3,396,033)	516,795
Worthington Steel, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(11,429)	(379,679)	(383,786)	(12,771)
					(4,336,597)	(92,324,807)	(83,672,695)	7,490,063
Media & Entertainment
Cinemark Holdings, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(89,606)	(2,784,954)	(2,843,198)	(94,131)
Ibotta, Inc., Class A	USFF -0.780%	Weekly	MS	01/17/30	(10,358)	(513,675)	(353,829)	158,664
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(9,273)	(1,496,080)	(1,697,979)	(220,650)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Media & Entertainment — (continued)
Madison Square Garden Entertainment Corp.	USFF -0.250%	Weekly	MS	01/27/31	(6,323)	$(444,671)	$(511,467)	$(70,278)
Magnite, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(59,391)	(1,060,139)	(1,127,241)	(75,346)
Nexstar Media Group, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(19,081)	(3,344,587)	(3,407,676)	(89,011)
Paramount Skydance Corp., Class B	USFF -0.980%	Weekly	MS	01/27/31	(46,693)	(503,677)	(460,393)	37,934
People, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(63,489)	(2,600,828)	(2,930,652)	(349,991)
QuinStreet, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(5,203)	(71,967)	(76,224)	(4,855)
ROBLOX Corp., Class A	USFF -0.250%	Weekly	MS	07/23/30	(53,520)	(3,020,245)	(2,910,418)	55,213
Stubhub Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/27/31	(51,724)	(385,806)	(665,688)	(296,297)
Trade Desk, Inc. (The), Class A	USFF -0.250%	Weekly	MS	07/23/30	(34,657)	(1,513,433)	(626,599)	875,082
TripAdvisor, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(97,880)	(1,080,101)	(1,341,935)	(270,233)
Webtoon Entertainment, Inc.	USFF -4.330%	Weekly	MS	07/23/30	(25,980)	(338,594)	(296,692)	39,242
ZoomInfo Technologies, Inc.	USFF -0.257%	Weekly	MS	07/23/30	(16,475)	(200,679)	(48,272)	150,814
					(589,653)	(19,359,436)	(19,298,263)	(153,843)
Pharmaceuticals, Biotechnology & Life Sciences
AbCellera Biologics, Inc. (Canada)	USFF -5.480%	Weekly	MS	07/11/28	(49,201)	(265,519)	(386,228)	(136,265)
ACADIA Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(58,712)	(1,296,491)	(1,485,414)	(198,996)
ADMA Biologics, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(28,959)	(547,715)	(242,387)	301,049
Alkermes PLC (Ireland)	USFF -0.250%	Weekly	MS	01/27/31	(69,454)	(2,620,508)	(3,639,042)	(1,038,853)
Amneal Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(70,046)	(1,145,618)	(1,212,496)	(75,784)
Arrowhead Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(11,870)	(924,763)	(967,524)	(57,533)
Avantor, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(266,538)	(2,483,018)	(2,638,726)	(177,528)
Azenta, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(1,857)	(46,736)	(47,391)	(1,055)
BioCryst Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(3,734)	(37,114)	(37,340)	(554)
Bio-Rad Laboratories, Inc., Class A	USFF -0.250%	Weekly	MS	01/27/31	(3,976)	(1,209,520)	(1,167,393)	32,759
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	01/27/31	(5,999)	(424,559)	(423,829)	(2,596)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Capricor Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(233)	$(5,619)	$(5,611)	$(76)
Charles River Laboratories International, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(2,562)	(575,742)	(581,036)	(9,788)
Corcept Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(38,103)	(2,857,191)	(3,313,056)	(514,363)
Corvus Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(22,663)	(328,174)	(338,585)	(18,470)
Crinetics Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(27,661)	(1,228,555)	(1,035,075)	183,933
CytomX Therapeutics, Inc.	USFF -0.236%	Weekly	MS	01/27/31	(2,482)	(19,183)	(9,308)	9,687
EyePoint, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(182,841)	(2,488,149)	(2,614,626)	(145,772)
Geron Corp.	USFF -0.250%	Weekly	MS	01/27/31	(480,877)	(599,815)	(615,523)	(20,389)
Harrow, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(13,435)	(488,099)	(570,584)	(86,303)
Maze Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(22,038)	(617,229)	(657,614)	(47,212)
Medpace Holdings, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(3,389)	(1,733,145)	(1,794,781)	(75,088)
Mettler-Toledo International, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(1,346)	(1,645,678)	(1,719,528)	(86,626)
Ocular Therapeutix, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(127,706)	(1,393,134)	(1,254,073)	127,776
Olema Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(810)	(8,074)	(10,133)	(3,360)
Organon & Co.	USFF -0.250%	Weekly	MS	01/27/31	(96,822)	(953,238)	(1,310,970)	(398,231)
Pacira BioSciences, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(54,143)	(1,311,653)	(1,373,608)	(72,145)
Perrigo Co. PLC (Ireland)	USFF -0.250%	Weekly	MS	07/23/30	(68,013)	(961,011)	(706,655)	198,942
Phibro Animal Health Corp., Class A	USFF -0.250%	Weekly	MS	01/27/31	(8,144)	(259,525)	(255,722)	1,755
PTC Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(18,782)	(1,374,222)	(1,532,048)	(181,632)
QIAGEN NV (Netherlands)	USFF -0.250%	Weekly	MS	01/27/31	(640)	(25,225)	(25,024)	(35)
Repligen Corp.	USFF -0.250%	Weekly	MS	01/27/31	(4,075)	(547,023)	(555,993)	(13,243)
Sotera Health Co.	USFF -0.250%	Weekly	MS	01/27/31	(39,591)	(615,382)	(702,740)	(92,160)
Stoke Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(40,104)	(1,378,923)	(1,312,203)	55,623
Tempus AI, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(19,710)	(1,400,448)	(1,141,800)	247,770
Vaxcyte, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(16,558)	(828,118)	(962,517)	(149,070)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Vertex Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(914)	$(453,257)	$(454,011)	$(4,302)
Waters Corp.	USFF -0.250%	Weekly	MS	01/27/31	(15,681)	(5,448,654)	(5,881,002)	(512,900)
WaVe Life Sciences Ltd. (Singapore)	USFF -0.250%	Weekly	MS	01/27/31	(68,123)	(621,363)	(395,795)	220,719
Zymeworks, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(11,578)	(275,931)	(302,649)	(28,894)
					(1,959,370)	(41,443,321)	(43,680,040)	(2,769,210)
Semiconductors & Semiconductor Equipment
ACM Research, Inc., Class A	USFF -0.250%	Weekly	MS	01/27/31	(3,821)	(216,494)	(484,847)	(360,619)
Alpha & Omega Semiconductor Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/27/31	(7,774)	(347,458)	(367,943)	(23,214)
Ambarella, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	07/23/30	(40,513)	(2,567,278)	(3,476,015)	(928,645)
Astera Labs, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(5,956)	(2,567,257)	(2,876,867)	(329,517)
Axcelis Technologies, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(6,506)	(743,093)	(1,232,562)	(495,259)
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(32,240)	(1,196,384)	(1,587,498)	(400,413)
indie Semiconductor, Inc., Class A	USFF -2.008%	Weekly	MS	01/27/31	(28,528)	(110,692)	(128,091)	(18,296)
Onto Innovation, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(4,504)	(1,356,636)	(1,704,539)	(358,441)
Photronics, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(12,770)	(585,127)	(415,408)	165,151
Power Integrations, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(7,073)	(432,592)	(592,434)	(181,890)
Rambus, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(12,301)	(1,924,288)	(1,632,835)	303,136
Semtech Corp.	USFF -0.250%	Weekly	MS	01/27/31	(10,216)	(1,446,097)	(1,653,460)	(257,299)
Silicon Laboratories, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(3,817)	(834,321)	(834,244)	(6,419)
Teradyne, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(5,051)	(2,211,120)	(2,443,876)	(249,907)
Ultra Clean Holdings, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(40,185)	(2,940,526)	(5,729,979)	(2,909,358)
Veeco Instruments, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(11,413)	(550,311)	(865,105)	(319,093)
					(232,668)	(20,029,674)	(26,025,703)	(6,370,083)
Software & Services
A10 Networks, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(20,914)	(582,269)	(781,347)	(204,443)
ACI Worldwide, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(29,925)	(1,347,546)	(1,504,928)	(167,851)
Adeia, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(34,810)	(874,548)	(1,146,293)	(280,623)
Alkami Technology, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(19,699)	(453,203)	(356,946)	92,710
Applied Digital Corp.	USFF -0.250%	Weekly	MS	07/23/30	(12,330)	(453,153)	(459,909)	(10,303)
BlackLine, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(8,655)	(495,291)	(242,946)	248,472
Braze, Inc., Class A	USFF -0.250%	Weekly	MS	01/27/31	(12,300)	(245,677)	(266,787)	(23,051)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Software & Services — (continued)
C3.ai, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(133,450)	$(1,501,617)	$(1,213,060)	$276,896
Cadence Design Systems, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(3,096)	(1,238,384)	(1,161,991)	67,194
Circle Internet Group, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(18,078)	(2,348,254)	(1,132,225)	1,197,817
Cloudflare, Inc., Class A	USFF -0.250%	Weekly	MS	01/27/31	(5,374)	(1,239,770)	(1,318,135)	(87,999)
Commvault Systems, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(20,683)	(2,050,830)	(2,931,402)	(896,482)
CoreWeave, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(82,072)	(9,219,462)	(8,169,447)	978,631
DigitalOcean Holdings, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(2,234)	(133,611)	(350,805)	(218,269)
Dolby Laboratories, Inc., Class A	USFF -0.250%	Weekly	MS	01/27/31	(11,771)	(683,397)	(618,919)	56,607
DoubleVerify Holdings, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(152,379)	(1,530,145)	(1,651,788)	(133,525)
D-Wave Quantum, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(57,395)	(1,351,992)	(1,376,906)	(35,417)
DXC Technology Co.	USFF -0.250%	Weekly	MS	07/23/30	(152,066)	(2,095,141)	(1,345,784)	733,104
Dynatrace, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(28,382)	(1,256,780)	(1,246,254)	761
Elastic NV (Netherlands)	USFF -0.250%	Weekly	MS	07/23/30	(27,338)	(2,076,049)	(1,558,813)	501,131
Figma, Inc., Class A	USFF -0.250%	Weekly	MS	01/27/31	(58,135)	(1,129,627)	(1,051,662)	69,183
Gitlab, Inc., Class A	USFF -0.250%	Weekly	MS	07/23/30	(22,928)	(948,399)	(699,992)	241,027
Hive Digital Technologies Ltd. (Canada)	USFF -2.855%	Weekly	MS	07/23/30	(413,934)	(1,371,655)	(1,506,720)	(145,719)
Intapp, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(87,041)	(2,017,451)	(2,194,304)	(195,161)
Karooooo Ltd. (Singapore)	USFF -1.980%	Weekly	MS	01/27/31	(1,311)	(62,061)	(64,711)	(3,171)
Klaviyo, Inc., Class A	USFF -0.250%	Weekly	MS	01/27/31	(88,267)	(1,230,011)	(1,332,832)	(112,379)
Life360, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(19,756)	(869,965)	(1,093,692)	(230,500)
Lightspeed Commerce, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(43,749)	(1,304,348)	(458,927)	836,495
Mitek Systems, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(33,136)	(579,188)	(667,028)	(92,363)
PagerDuty, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(29,124)	(278,584)	(281,047)	(4,967)
Palo Alto Networks, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(12,825)	(3,518,555)	(4,373,581)	(1,281,671)
PAR Technology Corp.	USFF -0.250%	Weekly	MS	07/23/30	(7,916)	(352,266)	(137,897)	211,603
Pegasystems, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(80,282)	(2,953,543)	(2,406,052)	542,180
Progress Software Corp.	USFF -0.250%	Weekly	MS	01/27/31	(1,916)	(64,540)	(64,339)	(340)
Quantum Computing, Inc.	USFF -4.430%	Weekly	MS	07/23/30	(58,064)	(920,439)	(563,221)	350,055
Red Violet, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(165)	(10,417)	(10,514)	(218)
SailPoint, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(305,975)	(3,895,848)	(4,479,474)	(613,814)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Software & Services — (continued)
Shopify, Inc., Class A (Canada)	USFF -0.250%	Weekly	MS	01/27/31	(16,012)	$(1,920,387)	$(1,828,250)	$77,236
SoundHound AI, Inc., Class A	USFF -10.180%	Weekly	MS	01/27/31	(63,480)	(411,461)	(410,716)	(2,479)
SPS Commerce, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(16,055)	(1,705,707)	(917,864)	774,602
Terawulf, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(76,265)	(938,469)	(1,883,745)	(952,580)
Varonis Systems, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(52,276)	(1,832,500)	(2,193,501)	(403,920)
Vertex, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(237,355)	(5,759,966)	(2,724,835)	2,991,636
Whitefiber, Inc. (Cayman Islands)	USFF -3.980%	Weekly	MS	01/27/31	(2,134)	(78,594)	(82,906)	(4,961)
Zscaler, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(11,798)	(2,786,057)	(1,665,288)	1,099,169
					(2,572,850)	(68,117,157)	(61,927,783)	5,244,303
Technology Hardware & Equipment
ADTRAN Holdings, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(31,906)	(322,891)	(443,493)	(130,078)
Advanced Energy Industries, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(12,824)	(4,490,968)	(4,781,685)	(326,156)
Aeva Technologies, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(73,712)	(1,174,841)	(2,117,009)	(951,300)
Applied Optoelectronics, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(14,483)	(2,584,737)	(2,145,801)	418,894
Badger Meter, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(955)	(135,938)	(141,703)	(6,857)
Belden, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(14,554)	(1,694,636)	(1,745,170)	(63,969)
CDW Corp.	USFF -0.250%	Weekly	MS	01/27/31	(6,975)	(953,688)	(980,964)	(34,696)
Coherent Corp.	USFF -0.250%	Weekly	MS	01/27/31	(4,972)	(1,849,531)	(1,961,305)	(126,127)
Crane NXT Co.	USFF -0.250%	Weekly	MS	01/27/31	(14,100)	(609,227)	(721,356)	(118,275)
Extreme Networks, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(77,071)	(1,513,171)	(2,494,788)	(1,010,043)
Fabrinet (Cayman Islands)	USFF -0.250%	Weekly	MS	01/27/31	(520)	(341,671)	(292,282)	46,705
GPGI, Inc., Class A	USFF -0.530%	Weekly	MS	01/27/31	(65,496)	(832,058)	(1,038,112)	(212,533)
Insight Enterprises, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(11,014)	(1,253,855)	(1,341,505)	(98,921)
Mirion Technologies, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(71,362)	(1,320,299)	(1,279,521)	30,521
NETGEAR, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(10,814)	(302,660)	(252,507)	47,771
OSI Systems, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(5,802)	(1,497,425)	(1,268,897)	216,899
Plexus Corp.	USFF -0.250%	Weekly	MS	07/23/30	(1,400)	(331,587)	(420,938)	(106,565)
Ralliant Corp.	USFF -0.250%	Weekly	MS	01/27/31	(22,448)	(1,039,239)	(1,652,846)	(634,127)
TD SYNNEX Corp.	USFF -0.250%	Weekly	MS	01/27/31	(6,746)	(1,824,446)	(1,803,476)	6,812
Vishay Precision Group, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(6,673)	(378,772)	(1,000,349)	(626,909)
					(453,827)	(24,451,640)	(27,883,707)	(3,678,954)
Telecommunication Services
Array Digital Infrastructure, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(5,491)	(394,903)	(199,104)	(50,274)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Telecommunication Services — (continued)
AST SpaceMobile, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(18,726)	$(1,348,337)	$(1,663,992)	$(326,130)
BCE, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/23/30	(82,934)	(2,083,687)	(1,783,910)	234,130
Cogent Communications Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(105,027)	(3,334,484)	(1,457,775)	1,809,497
Iridium Communications, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(22,331)	(1,125,681)	(1,224,855)	(111,465)
Liberty Capital Corp.	USFF -0.680%	Weekly	MS	01/27/31	(427)	(9,031)	(9,351)	(430)
Shenandoah Telecommunications Co.	USFF -0.250%	Weekly	MS	07/06/26	(29,390)	(585,244)	(443,201)	99,291
					(264,326)	(8,881,367)	(6,782,188)	1,654,619
Transportation
Alaska Air Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(14,981)	(696,990)	(782,008)	(90,452)
Canadian Pacific Kansas City Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/27/31	(6,112)	(528,379)	(529,605)	(10,223)
Frontier Group Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(36,209)	(277,725)	(286,413)	(13,038)
JetBlue Airways Corp.	USFF -0.250%	Weekly	MS	07/16/29	(167,721)	(951,457)	(961,041)	(16,988)
Lyft, Inc., Class A	USFF -0.250%	Weekly	MS	01/27/31	(40,867)	(574,471)	(597,067)	(27,081)
SkyWest, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(3,118)	(297,637)	(309,711)	(14,418)
United Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(20,781)	(1,952,600)	(2,826,008)	(888,559)
Werner Enterprises, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(53,393)	(1,883,355)	(2,328,469)	(472,406)
					(343,182)	(7,162,614)	(8,620,322)	(1,533,165)
Utilities
Algonquin Power & Utilities Corp. (Canada)	USFF -0.250%	Weekly	MS	01/27/31	(62,489)	(370,078)	(366,186)	(3,074)
Brookfield Infrastructure Corp., Class A (Canada)	USFF -0.250%	Weekly	MS	01/27/31	(23,194)	(951,050)	(892,969)	45,740
California Water Service Group	USFF -0.250%	Weekly	MS	01/10/28	(52,294)	(2,441,388)	(2,544,103)	(182,891)
Chesapeake Utilities Corp.	USFF -0.250%	Weekly	MS	01/12/29	(9,929)	(1,231,324)	(1,216,104)	(17,918)
Clearway Energy, Inc., Class C	USFF -0.250%	Weekly	MS	07/23/30	(23,878)	(803,645)	(816,150)	(48,168)
CMS Energy Corp.	USFF -0.250%	Weekly	MS	01/27/31	(20,779)	(1,553,039)	(1,589,593)	(65,176)
Consolidated Edison, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(29,693)	(3,278,153)	(3,284,937)	(51,640)

GOTHAM ABSOLUTE RETURN FUND
Portfolio of Investments (Concluded)
June 30, 2026
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Utilities — (continued)
Constellation Energy Corp.	USFF -0.250%	Weekly	MS	01/27/31	(926)	$(232,095)	$(229,991)	$268
Dominion Energy, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(6,457)	(397,864)	(440,949)	(58,648)
Exelon Corp.	USFF -0.250%	Weekly	MS	01/27/31	(56,473)	(2,639,446)	(2,632,771)	(39,132)
H2O America	USFF -0.250%	Weekly	MS	01/12/29	(18,156)	(969,892)	(1,103,340)	(185,066)
Hawaiian Electric Industries, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(47,822)	(645,609)	(647,032)	(6,459)
Middlesex Water Co.	USFF -0.250%	Weekly	MS	07/23/30	(6,113)	(318,248)	(343,306)	(32,444)
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(16,124)	(1,549,376)	(1,415,203)	113,205
Northwest Natural Holding Co.	USFF -0.250%	Weekly	MS	07/06/26	(22,675)	(1,071,385)	(1,112,436)	(157,359)
Northwestern Energy Group, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(5,912)	(397,049)	(423,417)	(42,632)
NRG Energy, Inc.	USFF -0.250%	Weekly	MS	01/27/31	(31,046)	(4,793,283)	(4,534,579)	213,759
Oklo, Inc.	USFF -0.680%	Weekly	MS	07/23/30	(11,110)	(751,895)	(581,386)	164,649
Otter Tail Corp.	USFF -0.250%	Weekly	MS	01/27/31	(5,274)	(463,800)	(474,555)	(15,519)
Sempra	USFF -0.250%	Weekly	MS	01/27/31	(5,405)	(512,719)	(501,098)	3,765
Southwest Gas Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(12,500)	(970,416)	(1,108,500)	(178,036)
Spire, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(12,874)	(1,069,753)	(1,005,331)	43,413
TransAlta Corp. (Canada)	USFF -0.250%	Weekly	MS	07/23/30	(19,676)	(285,920)	(272,119)	9,029
Unitil Corp.	USFF -0.250%	Weekly	MS	01/27/31	(5,814)	(306,437)	(306,340)	(5,099)
WaterBridge Infrastructure LLC, Class A	USFF -0.880%	Weekly	MS	01/27/31	(43,985)	(1,210,282)	(1,507,366)	(308,178)
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(10,263)	(815,126)	(824,119)	(23,635)
					(560,861)	(30,029,272)	(30,173,880)	(827,246)

Total Reference Entity — Short						(762,764,355)	(740,524,057)	13,273,177
Net Value of Reference Entity						$(434,352,309)	$(361,445,665)	$75,335,931

*	The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.
**	The USFF rate as of June 30, 2026 was 3.63%.
***	Includes $2,429,287 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $75,335,931, which are considered Level 2 as of and for the period ended June 30, 2026.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments
June 30, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 32.4%
Automobiles & Components — 0.3%
Adient PLC (Ireland)*	771	$ 14,171
BorgWarner, Inc.	217	14,409
Dana, Inc.	8,731	237,571
Ford Motor Co.	42,084	584,968
General Motors Co.	3,614	278,567
Gentherm, Inc.*	47	1,603
Lear Corp.	1,535	205,782
Magna International, Inc. (Canada)	2,781	182,600
Phinia, Inc.	848	69,850
Visteon Corp.	69	6,845
Winnebago Industries, Inc.	978	30,553
		1,626,919
Capital Goods — 3.6%
A. O. Smith Corp.	790	49,549
AAR Corp.*	145	20,725
Allegion PLC (Ireland)	32	4,496
AMETEK, Inc.	1,323	320,087
API Group Corp.*	884	37,437
Axon Enterprise, Inc.*	10	5,606
Babcock & Wilcox Enterprises, Inc.*	6,273	88,449
Ballard Power Systems, Inc. (Canada)*	8,560	33,298
Bloom Energy Corp., Class A*	1,855	561,509
Blue Bird Corp.*	1,962	154,920
Cummins, Inc.	438	312,386
Deere & Co.	174	110,373
Donaldson Co., Inc.	912	81,870
Douglas Dynamics, Inc.	2,901	156,509
Ducommun, Inc.*	98	18,151
EMCOR Group, Inc.	29	24,067
EnerSys	1,534	358,680
ESCO Technologies, Inc.	430	150,517
Everus Construction Group, Inc.*	764	126,786
Flowserve Corp.	538	39,898
Fortive Corp.	1,983	121,142
General Dynamics Corp.	2,329	825,025
Graco, Inc.	1,785	134,964
Hayward Holdings, Inc.*	955	16,531
Helios Technologies, Inc.	1,119	99,871
Hexcel Corp.	2,069	207,024
Honeywell Aerospace, Inc.*	640	141,381
Honeywell International, Inc.	655	146,766
Howmet Aerospace, Inc.	834	224,229
Huntington Ingalls Industries, Inc.	154	43,103
JBT Marel Corp.	1,117	161,965
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Johnson Controls International PLC (Ireland)	5,592	$ 817,047
Kennametal, Inc.	2,954	103,538
L3Harris Technologies, Inc.	414	120,304
Leonardo DRS, Inc.	1,805	77,019
Lockheed Martin Corp.	2,252	1,147,304
MDA Space Ltd. (Canada)*	3,273	135,109
Mercury Systems, Inc.*	979	119,761
Middleby Corp. (The)*	3,409	586,382
Moog, Inc., Class A	198	83,920
Mueller Industries, Inc.	170	20,898
MYR Group, Inc.*	1,289	645,016
Nextpower, Inc., Class A*	2	238
Nordson Corp.	2,347	708,066
Northrop Grumman Corp.	387	197,103
Otis Worldwide Corp.	5,995	429,242
Plug Power, Inc.*	222,203	602,170
Quanta Services, Inc.	366	263,535
Regal Rexnord Corp.	145	34,538
Sensata Technologies Holding PLC (United Kingdom)	373	17,807
Simpson Manufacturing Co., Inc.	2,291	479,621
Snap-on, Inc.	1,226	493,342
Stanley Black & Decker, Inc.	1,676	157,745
Stantec, Inc. (Canada)	2,073	142,850
Terex Corp.	2,844	205,877
Textron, Inc.	927	85,034
Toro Co. (The)	7,522	732,793
Trex Co., Inc.*	2,965	148,369
Tutor Perini Corp.	8,545	708,979
V2X, Inc.*	51	3,803
Vertiv Holdings Co., Class A	3,677	1,231,133
Vicor Corp.*	1,505	571,569
WESCO International, Inc.	749	258,727
Westinghouse Air Brake Technologies Corp.	1,439	387,954
Willis Lease Finance Corp.	82	18,762
WW Grainger, Inc.	107	145,563
Xylem, Inc.	5,006	591,759
Zurn Elkay Water Solutions Corp.	7,908	399,591
		17,649,782
Commercial & Professional Services — 1.0%
Amentum Holdings, Inc.*	1,118	23,109
Booz Allen Hamilton Holding Corp.	2,081	126,254
Brink's Co. (The)	308	29,103
Broadridge Financial Solutions, Inc.	890	121,886

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Copart, Inc.*	7,119	$ 200,685
Genpact Ltd. (Bermuda)	2,339	64,323
Healthcare Services Group, Inc.*	10,591	260,115
Innodata, Inc.*	452	34,162
Jacobs Solutions, Inc.	1,382	174,132
KBR, Inc.	1,363	47,064
Leidos Holdings, Inc.	1,651	170,003
MSA Safety, Inc.	1,613	281,598
Paychex, Inc.	3,342	328,619
Paycom Software, Inc.	2,156	270,966
Paylocity Holding Corp.*	934	97,631
Planet Labs PBC*	11,757	389,509
Rollins, Inc.	9,676	403,876
Tetra Tech, Inc.	14,433	416,969
Thomson Reuters Corp. (Canada)	6,215	507,579
UL Solutions, Inc., Class A	1,215	123,760
UniFirst Corp.	61	16,132
Upwork, Inc.*	8,724	72,933
Veralto Corp.	2,856	253,270
Verisk Analytics, Inc.	1,816	326,026
Waste Management, Inc.	412	91,827
		4,831,531
Consumer Discretionary Distribution & Retail — 1.1%
Amazon.com, Inc.*	623	148,486
AutoZone, Inc.*	30	95,878
Best Buy Co., Inc.	91	6,905
Bob's Discount Furniture, Inc.*	176	2,784
Burlington Stores, Inc.*	92	29,146
Dillard's, Inc., Class A	102	53,899
eBay, Inc.	5,943	664,130
Five Below, Inc.*	725	130,348
Genuine Parts Co.	402	47,428
GigaCloud Technology, Inc., Class A (Cayman Islands)*	2,569	81,180
Group 1 Automotive, Inc.	336	97,833
Home Depot, Inc. (The)	437	154,121
Kohl's Corp.	16,028	284,016
Lithia Motors, Inc.	718	208,572
LKQ Corp.	3,905	102,819
Lowe's Cos., Inc.	1,242	273,849
Macy's, Inc.	16,189	381,251
Murphy USA, Inc.	536	288,834
National Vision Holdings, Inc.*	2,231	42,411
Ollie's Bargain Outlet Holdings, Inc.*	5,615	431,681
O'Reilly Automotive, Inc.*	3,650	336,129
Petco Health & Wellness Co., Inc.*	29,315	79,737
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Discretionary Distribution & Retail — (Continued)
Ross Stores, Inc.	3,065	$ 652,385
Sally Beauty Holdings, Inc.*	1,471	20,800
TJX Cos., Inc. (The)	2,377	360,115
Ulta Beauty, Inc.*	210	94,706
Valvoline, Inc.*	3,620	143,135
Williams-Sonoma, Inc.	46	10,723
		5,223,301
Consumer Durables & Apparel — 0.6%
Amer Sports, Inc. (Cayman Islands)*	718	24,297
BRP, Inc., sub-voting shares (Canada)	2,003	122,223
Callaway Golf Co.*	6,827	128,279
Canada Goose Holdings, Inc. (Canada)*	108	1,027
Capri Holdings Ltd. (British Virgin Islands)*	6,998	129,953
Champion Homes, Inc.*	3,640	320,757
Deckers Outdoor Corp.*	2,115	209,998
Garmin Ltd. (Switzerland)	84	19,953
Gildan Activewear, Inc. (Canada)	434	22,394
Hasbro, Inc.	1,124	92,831
La-Z-Boy, Inc.	965	38,716
Leggett & Platt, Inc.	639	7,483
Lululemon Athletica, Inc.*	4,700	536,646
Mohawk Industries, Inc.*	346	41,980
NVR, Inc.*	41	279,349
Peloton Interactive, Inc., Class A*	42,787	252,871
Ralph Lauren Corp.	307	123,233
Sonos, Inc.*	16,865	228,184
Tapestry, Inc.	1,291	188,977
Wolverine World Wide, Inc.	16,324	269,836
		3,038,987
Consumer Services — 0.9%
ADT, Inc.	18,514	120,341
Aramark	121	6,885
BJ's Restaurants, Inc.*	11	668
Booking Holdings, Inc.	253	45,095
Brinker International, Inc.*	314	52,752
Carnival Corp. Ltd. (Bermuda)	10,000	285,700
Churchill Downs, Inc.	546	48,943
Darden Restaurants, Inc.	611	125,872
Domino's Pizza, Inc.	624	184,729
DraftKings, Inc., Class A*	1,260	31,828
Expedia Group, Inc.	924	236,433
Grand Canyon Education, Inc.*	1,505	215,381

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Las Vegas Sands Corp.	5,041	$ 232,844
Lindblad Expeditions Holdings, Inc.*	2,025	57,186
McDonald's Corp.	2,813	760,382
Monarch Casino & Resort, Inc.	489	64,357
Penn Entertainment, Inc.*	15,631	333,878
Perdoceo Education Corp.	10,762	344,384
Planet Fitness, Inc., Class A*	5,365	279,892
Restaurant Brands International, Inc. (Canada)	713	51,700
Starbucks Corp.	3,916	400,176
Strategic Education, Inc.	2,322	177,912
Texas Roadhouse, Inc.	993	191,877
Yum! Brands, Inc.	1,820	290,945
		4,540,160
Consumer Staples Distribution & Retail — 0.7%
Casey's General Stores, Inc.	437	347,323
Costco Wholesale Corp.	100	93,547
Dollar General Corp.	1,165	134,103
Dollar Tree, Inc.*	2,504	302,859
Ingles Markets, Inc., Class A	344	30,472
Kroger Co. (The)	6,388	354,726
Sysco Corp.	2,435	203,517
Target Corp.	5,663	739,644
United Natural Foods, Inc.*	6,310	288,178
Walmart, Inc.	6,757	765,298
		3,259,667
Energy — 2.1%
Antero Midstream Corp.	9,105	207,139
Archrock, Inc.	184	7,491
Baker Hughes Co.	589	32,689
Baytex Energy Corp. (Canada)	14,953	59,812
Cameco Corp. (Canada)	1,341	136,594
CNX Resources Corp.*	7,722	262,007
ConocoPhillips	4,236	440,375
DHT Holdings, Inc. (Marshall Islands)	6,819	112,718
Dorian LPG Ltd. (Marshall Islands)	600	20,868
DT Midstream, Inc.	878	128,838
Energy Fuels, Inc. (Canada)*	6,142	89,059
EQT Corp.	2,354	125,162
Expand Energy Corp.	3,407	310,684
Exxon Mobil Corp.	6,116	836,180
Green Plains, Inc.*	756	11,627
Gulfport Energy Corp.*	1,523	258,453
Halliburton Co.	5,934	201,459
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Helix Energy Solutions Group, Inc.*	11,717	$ 102,407
HF Sinclair Corp.	623	43,392
Innovex International, Inc.*	1,749	43,375
Kinder Morgan, Inc.	21,518	687,930
Kodiak Gas Services, Inc.	3,327	249,958
Kosmos Energy Ltd.*	118,936	250,955
Nabors Industries Ltd. (Bermuda)*	3,632	305,124
Noble Corp. PLC (United Kingdom)	10,370	386,801
Nordic American Tankers Ltd. (Bermuda)	18,377	101,809
NOV, Inc.	1,037	19,236
Occidental Petroleum Corp.	17,311	840,795
Oceaneering International, Inc.*	5,307	215,040
Pembina Pipeline Corp. (Canada)	3,620	167,425
Range Resources Corp.	30,787	1,144,969
SFL Corp. Ltd. (Bermuda)	16,708	170,422
SLB Ltd. (Curacao)	8,851	411,483
TechnipFMC PLC (United Kingdom)	1,049	69,549
Tidewater, Inc.*	773	51,505
Transocean Ltd. (Switzerland)*	133,898	654,761
Valero Energy Corp.	2,691	700,844
Vermilion Energy, Inc. (Canada)	21,300	199,581
Weatherford International PLC (Ireland)	2,337	190,465
		10,248,981
Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B*	2,436	1,218,950
Cboe Global Markets, Inc.	1,065	258,444
CME Group, Inc.	1,470	324,620
Corpay, Inc.*	551	183,632
Euronet Worldwide, Inc.*	732	53,575
FactSet Research Systems, Inc.	602	138,508
Fidelity National Information Services, Inc.	2,498	97,122
Fiserv, Inc.*	4,171	204,588
Flywire Corp.*	7,179	126,135
Franklin Resources, Inc.	4,707	156,602
Intercontinental Exchange, Inc.	1,852	228,000
Jack Henry & Associates, Inc.	1,899	261,568
Mastercard, Inc., Class A	902	463,267
Morningstar, Inc.	221	34,480
MSCI, Inc.	172	96,327
Nasdaq, Inc.	1,454	114,604
NCR Atleos Corp.*	355	15,411
Paymentus Holdings, Inc., Class A*	13,975	337,636
PayPal Holdings, Inc.	9,283	400,840

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
T Rowe Price Group, Inc.	2,867	$ 325,949
Visa, Inc., Class A	1,705	584,968
		5,625,226
Food, Beverage & Tobacco — 0.9%
Altria Group, Inc.	6,349	456,811
Archer-Daniels-Midland Co.	123	9,397
Brown-Forman Corp., Class B	513	13,671
Coca-Cola Co. (The)	8,301	674,622
Conagra Brands, Inc.	10	135
Darling Ingredients, Inc.*	3,829	209,140
Del Monte Corp. (Cayman Islands)	1,656	46,219
Flowers Foods, Inc.	7,694	60,783
General Mills, Inc.	4,473	155,660
Hershey Co. (The)	1,433	251,420
Hormel Foods Corp.	10,173	252,494
J & J Snack Foods Corp.	1,537	112,893
J M Smucker Co. (The)	2,350	264,375
Kraft Heinz Co. (The)	16,299	384,982
Marzetti Company (The)	1,434	163,705
Molson Coors Beverage Co., Class B	4,127	160,788
Mondelez International, Inc., Class A	206	11,915
Monster Beverage Corp.*	1,203	115,632
National Beverage Corp.*	78	2,434
PepsiCo, Inc.	4,394	594,948
Tyson Foods, Inc., Class A	6,945	397,601
Westrock Coffee Co.*	1,233	10,000
		4,349,625
Health Care Equipment & Services — 2.0%
agilon health, Inc.*	209	22,401
Align Technology, Inc.*	166	27,997
AMN Healthcare Services, Inc.*	1,012	32,758
Becton Dickinson & Co.	2,980	450,963
Boston Scientific Corp.*	3,524	150,404
BrightSpring Health Services, Inc.*	2,843	198,271
Butterfly Network, Inc.*	34,880	293,690
Cencora, Inc.	53	14,998
Chemed Corp.	188	87,559
CONMED Corp.	591	19,343
CVS Health Corp.	8,904	921,119
Dexcom, Inc.*	759	51,119
Elevance Health, Inc.	1,312	507,390
Ensign Group, Inc. (The)	690	110,607
Guardant Health, Inc.*	1,294	194,139
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Guardian Pharmacy Services, Inc., Class A*	722	$ 30,230
HCA Healthcare, Inc.	924	360,258
HealthEquity, Inc.*	1,669	150,744
Humana, Inc.	378	150,149
ICU Medical, Inc.*	646	94,704
Insulet Corp.*	2,305	350,936
Labcorp Holdings, Inc.	219	61,320
LeMaitre Vascular, Inc.	1,490	142,980
LifeStance Health Group, Inc.*	9,187	98,393
LivaNova PLC (United Kingdom)*	468	38,484
McKesson Corp.	615	464,694
Medtronic PLC (Ireland)	9,020	705,635
Nutex Health, Inc.*	403	68,869
Omnicell, Inc.*	3,844	159,603
Pediatrix Medical Group, Inc.*	8,429	213,506
Penumbra, Inc.*	326	102,934
Privia Health Group, Inc.*	6,563	168,866
Progyny, Inc.*	23,917	689,527
Quest Diagnostics, Inc.	182	38,575
ResMed, Inc.	3,584	698,450
Solventum Corp.*	2,118	163,404
Stryker Corp.	121	38,096
Teleflex, Inc.	956	121,182
Tenet Healthcare Corp.*	1,747	326,829
UnitedHealth Group, Inc.	1,282	532,838
Universal Health Services, Inc., Class B	1,038	154,340
Veeva Systems, Inc., Class A*	2,597	460,889
Waystar Holding Corp.*	12,003	246,422
		9,915,615
Household & Personal Products — 0.4%
Central Garden & Pet Co., Class A*	4	155
Church & Dwight Co., Inc.	821	79,539
Clorox Co. (The)	336	32,068
Colgate-Palmolive Co.	106	9,718
Estee Lauder Cos., Inc. (The), Class A	9,070	716,077
Kenvue, Inc.	13,510	258,176
Kimberly-Clark Corp.	4,846	531,945
Procter & Gamble Co. (The)	3,430	502,975
		2,130,653
Materials — 1.9%
Agnico Eagle Mines Ltd. (Canada)	166	25,752
Alamos Gold, Inc., Class A (Canada)	846	25,668

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Albemarle Corp.	565	$ 76,292
Aura Minerals, Inc. (British Virgin Islands)	329	20,711
Avery Dennison Corp.	597	96,923
Barrick Mining Corp. (Canada)	1,062	39,007
CF Industries Holdings, Inc.	68	7,362
Compass Minerals International, Inc.*	2,000	62,260
Corteva, Inc.	2,887	244,500
CRH PLC (Ireland)	72	7,704
DuPont de Nemours, Inc.	3,868	524,701
Eastman Chemical Co.	1,302	87,208
Ecovyst, Inc.*	13,275	165,274
First Majestic Silver Corp. (Canada)	1,017	17,248
Fortuna Mining Corp. (Canada)*	29,608	250,188
Freeport-McMoRan, Inc.	3,792	238,479
Hecla Mining Co.	3,830	59,097
Hudbay Minerals, Inc. (Canada)	14,201	335,286
Huntsman Corp.	1,237	13,137
IAMGOLD Corp. (Canada)*	17,846	282,681
Ingevity Corp.*	1,624	121,264
International Flavors & Fragrances, Inc.	1,938	153,528
Kaiser Aluminum Corp.	642	125,594
Kinross Gold Corp. (Canada)	29,205	689,822
Koppers Holdings, Inc.	74	3,323
Kronos Worldwide, Inc.	6	38
Linde PLC (Ireland)	449	233,004
LSB Industries, Inc.*	6,366	68,816
LyondellBasell Industries NV, Class A (Netherlands)	9,520	501,228
Newmont Corp.	5,786	540,412
Nucor Corp.	1,480	329,670
Nutrien Ltd. (Canada)	536	33,741
OceanaGold Corp. (Canada)	319	8,000
Olin Corp.	8,244	163,396
Pan American Silver Corp. (Canada)	15,284	684,570
Reliance, Inc.	91	33,998
Southern Copper Corp.	429	74,758
SSR Mining, Inc. (Canada)*	18,968	536,415
Steel Dynamics, Inc.	2,701	619,771
Teck Resources Ltd., Class B (Canada)	16,641	989,474
TriMas Corp.	9,038	406,981
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Vulcan Materials Co.	996	$ 293,830
Wheaton Precious Metals Corp. (Canada)	1,348	151,407
		9,342,518
Media & Entertainment — 1.5%
Alphabet, Inc., Class A	5,225	1,867,258
Cargurus, Inc.*	705	24,034
Charter Communications, Inc., Class A*	186	26,451
EchoStar Corp., Class A*	2,065	209,598
Electronic Arts, Inc.	60	12,302
EverQuote, Inc., Class A*	629	14,964
Fox Corp., Class A	9,356	488,009
Liberty Media Corp.-Liberty Formula One, Class C*	304	28,923
Madison Square Garden Entertainment Corp.*	1	81
Meta Platforms, Inc., Class A	2,767	1,558,623
Netflix, Inc.*	14,935	1,066,359
New York Times Co. (The), Class A	200	13,996
News Corp., Class A	10,493	260,541
Omnicom Group, Inc.	353	25,709
Pinterest, Inc., Class A*	10,677	224,537
Reddit, Inc., Class A*	3,041	527,857
Roku, Inc.*	2,586	357,230
Scholastic Corp.	1,643	75,578
Warner Bros Discovery, Inc.*	1,982	52,840
Warner Music Group Corp., Class A	8,497	230,014
Ziff Davis, Inc.*	757	39,644
		7,104,548
Pharmaceuticals, Biotechnology & Life Sciences — 2.0%
10X Genomics, Inc., Class A*	14,303	548,377
Absci Corp.*	2,180	25,266
Adaptive Biotechnologies Corp.*	3,196	68,554
Agilent Technologies, Inc.	797	105,866
ANI Pharmaceuticals, Inc.*	825	68,293
Aurinia Pharmaceuticals, Inc. (Canada)*	2,170	36,825
Beam Therapeutics, Inc.*	934	32,055
BioCryst Pharmaceuticals, Inc.*	1,578	15,780
Biogen, Inc.*	561	121,210
Bristol-Myers Squibb Co.	2,068	119,158
CareDx, Inc.*	1,844	52,554
Collegium Pharmaceutical, Inc.*	2,917	105,595
CryoPort, Inc.*	799	12,544

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Cytokinetics, Inc.*	76	$ 6,474
Design Therapeutics, Inc.*	362	5,238
Elanco Animal Health, Inc.*	1,613	39,696
Eton Pharmaceuticals, Inc.*	667	24,145
Fortrea Holdings, Inc.*	3,624	63,058
Gilead Sciences, Inc.	4,372	552,358
GRAIL, Inc.*	308	21,027
Harmony Biosciences Holdings, Inc.*	3,103	112,980
ImmunityBio, Inc.*	17,923	156,916
Immunovant, Inc.*	3,277	126,263
Incyte Corp.*	1,969	223,206
Indivior Pharmaceuticals, Inc.*	6,303	258,612
Innoviva, Inc.*	4,046	91,885
IQVIA Holdings, Inc.*	831	160,566
Johnson & Johnson	2,533	643,306
Kymera Therapeutics, Inc.*	49	5,619
Ligand Pharmaceuticals, Inc.*	454	143,505
Liquidia Corp.*	3,471	276,743
Merck & Co., Inc.	6,138	788,733
Nuvation Bio, Inc.*	22,834	129,697
Pfizer, Inc.	65,394	1,574,688
Regeneron Pharmaceuticals, Inc.	1,616	1,007,641
Rhythm Pharmaceuticals, Inc.*	67	7,439
Roivant Sciences Ltd. (Bermuda)*	737	26,082
SELLAS Life Sciences Group, Inc.*	10,409	153,637
Septerna, Inc.*	1,011	33,858
Supernus Pharmaceuticals, Inc.*	3,329	154,832
Thermo Fisher Scientific, Inc.	1,267	635,223
Veracyte, Inc.*	168	9,867
Viatris, Inc.	37,239	591,355
Xeris Biopharma Holdings, Inc.*	6,614	52,383
Zoetis, Inc.	3,192	229,377
		9,618,486
Semiconductors & Semiconductor Equipment — 4.0%
Analog Devices, Inc.	1,054	418,617
Applied Materials, Inc.	2,538	1,834,974
AXT, Inc.*	19,763	1,424,517
Broadcom, Inc.	177	66,862
Cirrus Logic, Inc.*	988	146,748
Cohu, Inc.*	2,668	197,192
Diodes, Inc.*	433	47,387
First Solar, Inc.*	1,304	307,692
FormFactor, Inc.*	182	29,107
Ichor Holdings Ltd. (Cayman Islands)*	2,441	274,075
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Intel Corp.*	427	$ 59,622
KLA Corp.	53	15,991
Lam Research Corp.	1,199	519,563
MACOM Technology Solutions Holdings, Inc.*	556	211,486
Marvell Technology, Inc.	4,618	1,375,656
MaxLinear, Inc.*	2,720	348,241
Microchip Technology, Inc.	2,288	208,666
Micron Technology, Inc.	3,727	4,302,039
Monolithic Power Systems, Inc.	377	521,150
NVIDIA Corp.	11,101	2,221,199
NXP Semiconductors NV (Netherlands)	3,824	1,074,659
ON Semiconductor Corp.*	7,763	733,914
Qnity Electronics, Inc.	674	110,071
QUALCOMM, Inc.	6,629	1,224,973
Semtech Corp.*	1	162
SiTime Corp.*	683	509,217
Skyworks Solutions, Inc.	579	39,256
Texas Instruments, Inc.	2,920	870,364
Universal Display Corp.	3,129	270,940
		19,364,340
Software & Services — 3.5%
Adobe, Inc.*	3,629	744,018
Akamai Technologies, Inc.*	780	92,204
Appian Corp., Class A*	5,541	126,889
AppLovin Corp., Class A*	333	171,572
Asana, Inc., Class A*	1,082	7,574
Atlassian Corp., Class A*	6,253	486,421
Autodesk, Inc.*	441	85,739
AvePoint, Inc.*	794	8,901
Bentley Systems, Inc., Class B	323	9,654
Blackbaud, Inc.*	2,445	72,421
BlackBerry Ltd. (Canada)*	40,955	518,081
Box, Inc., Class A*	618	16,402
CCC Intelligent Solutions Holdings, Inc.*	6,639	34,257
Clear Secure, Inc., Class A	7,688	428,452
Cognizant Technology Solutions Corp., Class A	246	9,528
Descartes Systems Group, Inc. (The) (Canada)*	682	47,222
EPAM Systems, Inc.*	633	50,229
Fastly, Inc., Class A*	1,769	32,479
Five9, Inc.*	8,366	178,363
Fortinet, Inc.*	3,583	550,420

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Gartner, Inc.*	1,523	$ 197,411
Gen Digital, Inc.	6,090	151,580
Globant SA (Luxembourg)*	3,021	87,428
GoDaddy, Inc., Class A*	4,942	419,477
InterDigital, Inc.	52	14,723
Intuit, Inc.	1,682	439,002
LiveRamp Holdings, Inc.*	6,451	242,816
Microsoft Corp.	4,931	1,839,362
MongoDB, Inc.*	165	55,423
nCino, Inc.*	22,259	363,935
NCR Voyix Corp.*	6,816	55,687
Nutanix, Inc., Class A*	3,666	186,819
Open Text Corp. (Canada)	7,777	172,260
Oracle Corp.	2,766	405,357
PTC, Inc.*	9,635	1,094,632
Q2 Holdings, Inc.*	9,850	473,785
Qualys, Inc.*	411	56,508
Rackspace Technology, Inc.*	8,093	52,847
RingCentral, Inc., Class A	5,256	204,879
Roper Technologies, Inc.	1,163	393,548
Salesforce, Inc.	1,756	275,095
ServiceNow, Inc.*	11,058	1,097,838
Snowflake, Inc.*	2,353	598,838
Sprinklr, Inc., Class A*	6,772	34,943
Tenable Holdings, Inc.*	1,265	46,653
Teradata Corp.*	23,330	808,384
Trimble, Inc.*	5,283	270,384
Tyler Technologies, Inc.*	1,134	331,650
UiPath, Inc., Class A*	131,389	1,428,198
VeriSign, Inc.	1,635	411,301
Workday, Inc., Class A*	2,119	259,408
Zoom Communications, Inc.*	9,697	836,948
		16,977,945
Technology Hardware & Equipment — 3.4%
Amphenol Corp., Class A	642	113,197
Apple, Inc.	3,827	1,107,381
Arrow Electronics, Inc.*	440	93,900
Benchmark Electronics, Inc.	263	25,950
Celestica, Inc. (Canada)*	230	83,904
Ciena Corp.*	561	275,204
Cisco Systems, Inc.	2,503	294,002
Cognex Corp.	269	19,481
Daktronics, Inc.*	952	18,621
Dell Technologies, Inc., Class C	2,625	1,132,583
Diebold Nixdorf, Inc.*	804	68,356
F5, Inc.*	157	65,306
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Hewlett Packard Enterprise Co.	21,096	$ 951,641
HP, Inc.	9,838	215,846
Jabil, Inc.	550	212,014
Keysight Technologies, Inc.*	1,410	493,599
Knowles Corp.*	792	32,852
LightPath Technologies, Inc., Class A*	5,347	87,424
Littelfuse, Inc.	89	40,524
Lumentum Holdings, Inc.*	184	157,883
Motorola Solutions, Inc.	1,631	677,338
Napco Security Technologies, Inc.	2,587	98,254
NetApp, Inc.	4,278	662,063
NetScout Systems, Inc.*	1,113	48,471
nLight, Inc.*	10,153	706,852
Novanta, Inc. (Canada)*	767	124,438
Ouster, Inc.*	1,952	122,039
PC Connection, Inc.	16	1,168
Rogers Corp.*	746	122,143
Sandisk Corp.*	1,954	4,442,868
Seagate Technology Holdings PLC (Ireland)	676	652,340
TE Connectivity PLC (Ireland)	1,749	352,616
Teledyne Technologies, Inc.*	627	418,146
Viasat, Inc.*	1,765	158,515
Viavi Solutions, Inc.*	2,201	105,098
Vishay Intertechnology, Inc.	13,667	735,011
Vistance Networks, Inc.	71,340	911,725
Western Digital Corp.	1,524	973,409
Zebra Technologies Corp., Class A*	2	527
		16,802,689
Telecommunication Services — 0.4%
Anterix, Inc.*	325	33,456
AT&T, Inc.	35,630	737,541
Bandwidth, Inc., Class A*	387	24,497
Comcast Corp., Class A	6,335	155,524
Lumen Technologies, Inc.*	15,314	117,612
Rogers Communications, Inc., Class B (Canada)	3,179	103,317
T-Mobile US, Inc.	3,275	549,316
		1,721,263
Transportation — 0.6%
Allegiant Travel Co.*	2,916	342,922
CH Robinson Worldwide, Inc.	44	8,287
CSX Corp.	2,576	122,437
Delta Air Lines, Inc.	700	65,562

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Expeditors International of Washington, Inc.	429	$ 69,918
FedEx Corp.	783	245,181
GXO Logistics, Inc.*	588	29,812
Heartland Express, Inc.	665	10,121
JB Hunt Transport Services, Inc.	1,840	532,551
Kirby Corp.*	133	18,084
Norfolk Southern Corp.	1,027	323,084
Uber Technologies, Inc.*	5,208	375,809
Union Pacific Corp.	1,257	341,904
United Parcel Service, Inc., Class B	2,736	294,120
		2,779,792
Utilities — 0.3%
AES Corp. (The)	553	8,107
Alliant Energy Corp.	456	34,788
American Water Works Co., Inc.	44	5,790
Atmos Energy Corp.	100	17,227
CenterPoint Energy, Inc.	1,857	81,782
Duke Energy Corp.	2,279	288,476
Evergy, Inc.	919	79,429
FirstEnergy Corp.	833	39,601
Hallador Energy Co.*	1,650	28,693
MDU Resources Group, Inc.	2,169	46,004
National Fuel Gas Co.	1,628	125,698
NiSource, Inc.	169	8,036
OGE Energy Corp.	3,233	157,318
Public Service Enterprise Group, Inc.	2,110	171,248
Southern Co. (The)	1,399	133,898
WEC Energy Group, Inc.	2,380	277,913
		1,504,008
TOTAL COMMON STOCKS (Cost $134,773,158)		157,656,036
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES — 45.0%
Gotham 1000 Value ETF(a)(b)	4,140,000	109,276,128
Gotham Enhanced 500 ETF(a)(b)	2,698,000	109,539,609
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $160,727,060)		218,815,737
EXCHANGE-TRADED FUNDS — 0.1%
State Street SPDR S&P 500 ETF Trust	1,043	778,881
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — (Continued)
TOTAL EXCHANGE-TRADED FUNDS (Cost $772,930)		778,881
SHORT-TERM INVESTMENT — 3.4%
BNY Dreyfus Government Cash Management Fund, Institutional Shares, 3.54%(c)	16,630,062	$ 16,630,062
TOTAL SHORT-TERM INVESTMENT (Cost $16,630,062)		16,630,062

TOTAL INVESTMENTS - 80.9% (Cost $312,903,210)		393,880,716
OTHER ASSETS IN EXCESS OF LIABILITIES - 19.1%		92,756,542
NET ASSETS - 100.0%		$486,637,258

(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
(b)	Security position is either entirely or partially designated as collateral for total return swaps.
(c)	Rate disclosed is the 7-day yield at June 30, 2026.
*	Non-income producing.
ETF	Exchange-Traded Fund
PLC	Public Limited Company
S&P	Standard & Poor's

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
The portfolio matures between July 6, 2026 and May 5, 2031, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. At June 30, 2026, there are no upfront fees paid or received in connection with the total return swaps. The following table represents the individual long and short positions and related values of total return swaps.
Total Return Swaps
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Long
Automobiles & Components
Adient PLC (Ireland)	USFF +0.250%	Weekly	MS	05/05/31	1,546	$30,037	$28,415	$(737)
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,685	114,728	178,284	66,895
Dana, Inc.	USFF +0.250%	Weekly	MS	01/22/30	43,982	1,099,758	1,196,750	118,849
Ford Motor Co.	USFF +0.250%	Weekly	MS	07/16/29	81,213	897,671	1,128,861	314,258
Garrett Motion, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,383	23,479	86,336	76,991
General Motors Co.	USFF +0.250%	Weekly	MS	07/08/27	25,640	1,661,096	1,976,331	362,131
Gentherm, Inc.	USFF +0.250%	Weekly	MS	05/05/31	65	2,205	2,217	594
Lear Corp.	USFF +0.250%	Weekly	MS	11/04/30	5,329	721,565	714,406	4,764
Magna International, Inc. (Canada)	USFF +0.250%	Weekly	MS	11/04/30	11,903	695,950	781,551	98,930
Phinia, Inc.	USFF +0.250%	Weekly	MS	05/05/31	1,573	119,112	129,568	12,308
Visteon Corp.	USFF +0.250%	Weekly	MS	05/05/31	81	7,922	8,036	758
Winnebago Industries, Inc.	USFF +0.250%	Weekly	MS	05/05/31	1,189	37,053	37,144	1,052
					177,589	5,410,576	6,267,899	1,056,793
Capital Goods
A. O. Smith Corp.	USFF -0.250%	Weekly	MS	07/16/29	14,881	949,213	933,336	7,241
AAR Corp.	USFF +0.250%	Weekly	MS	11/04/30	1,412	153,073	201,817	57,787
AECOM	USFF +0.250%	Weekly	MS	11/04/30	6,985	572,919	487,553	(80,919)
Allegion PLC (Ireland)	USFF +0.250%	Weekly	MS	11/04/30	2,995	456,987	420,768	(27,827)
AMETEK, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,858	908,279	1,175,345	286,150
API Group Corp.	USFF +0.250%	Weekly	MS	11/04/30	10,794	439,406	457,126	23,052
Argan, Inc.	USFF +0.250%	Weekly	MS	05/05/31	426	254,638	340,182	113,762
Axon Enterprise, Inc.	USFF +0.250%	Weekly	MS	05/05/31	1,642	677,614	920,522	250,828
Babcock & Wilcox Enterprises, Inc.	USFF +0.250%	Weekly	MS	11/04/30	35,649	359,798	502,651	147,321
Ballard Power Systems, Inc. (Canada)	USFF +0.250%	Weekly	MS	11/04/30	146,194	669,362	568,695	(92,836)
Bloom Energy Corp., Class A	USFF +0.250%	Weekly	MS	05/05/31	2,537	639,832	767,950	159,322
Blue Bird Corp.	USFF +0.250%	Weekly	MS	07/23/30	8,375	418,963	661,290	247,438
Carpenter Technology Corp.	USFF +0.250%	Weekly	MS	07/11/28	3	944	1,851	1,477
Cummins, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,415	1,385,627	1,722,402	361,305
Curtiss-Wright Corp.	USFF -0.250%	Weekly	MS	07/06/26	376	271,968	284,918	16,540
Deere & Co.	USFF +0.250%	Weekly	MS	07/16/29	1,398	666,796	886,793	234,872
Donaldson Co., Inc.	USFF +0.250%	Weekly	MS	05/05/31	2,691	234,379	241,571	10,296
Douglas Dynamics, Inc.	USFF +0.250%	Weekly	MS	11/04/30	4,996	223,548	269,534	48,973
Ducommun, Inc.	USFF +0.250%	Weekly	MS	05/05/31	972	145,002	180,024	37,754
EMCOR Group, Inc.	USFF +0.250%	Weekly	MS	05/05/31	1,111	999,074	921,997	(65,664)
EnerSys	USFF +0.250%	Weekly	MS	05/05/31	2,998	678,889	700,992	30,038

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Capital Goods — (continued)
ESCO Technologies, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,614	$505,480	$915,005	$415,575
Everus Construction Group, Inc.	USFF +0.250%	Weekly	MS	05/05/31	12,630	1,939,245	2,095,949	178,376
Ferguson Enterprises, Inc.	USFF +0.250%	Weekly	MS	05/05/31	956	210,997	226,887	21,196
Flowserve Corp.	USFF +0.250%	Weekly	MS	07/23/30	2,071	105,588	153,585	51,137
Fortive Corp.	USFF +0.250%	Weekly	MS	07/23/30	8,299	436,003	506,986	76,455
GE Vernova, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2	1,296	2,350	1,625
General Dynamics Corp.	USFF +0.250%	Weekly	MS	01/22/30	9,893	3,276,095	3,504,496	285,111
Graco, Inc.	USFF +0.250%	Weekly	MS	11/04/30	5,524	451,433	417,670	(29,692)
Hayward Holdings, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,050	68,868	87,416	20,436
Helios Technologies, Inc.	USFF +0.250%	Weekly	MS	07/06/26	2,850	193,923	254,363	65,053
Hexcel Corp.	USFF +0.250%	Weekly	MS	11/04/30	7,890	708,988	789,473	90,016
Honeywell Aerospace, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,543	517,572	562,206	50,816
Honeywell International, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,362	724,491	752,752	36,691
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,722	692,003	731,837	47,911
Huntington Ingalls Industries, Inc.	USFF +0.250%	Weekly	MS	05/05/31	782	243,368	218,874	(21,292)
JBT Marel Corp.	USFF +0.250%	Weekly	MS	05/05/31	2,807	361,606	407,015	50,399
Johnson Controls International PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	6,682	784,763	976,307	215,641
Kennametal, Inc.	USFF +0.250%	Weekly	MS	05/05/31	16,469	562,169	577,238	21,736
L3Harris Technologies, Inc.	USFF +0.250%	Weekly	MS	05/05/31	995	300,387	289,137	(6,327)
Leonardo DRS, Inc.	USFF +0.250%	Weekly	MS	11/04/30	9,135	385,503	389,790	9,034
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	11/04/30	4,087	2,507,162	2,082,163	(373,914)
MDA Space Ltd. (Canada)	USFF +0.250%	Weekly	MS	05/05/31	8,410	327,405	347,165	23,875
Mercury Systems, Inc.	USFF +0.250%	Weekly	MS	05/05/31	1,491	148,633	182,394	35,934
Middleby Corp. (The)	USFF +0.250%	Weekly	MS	11/04/30	9,382	1,416,837	1,613,798	212,914
Moog, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	194	55,857	82,225	38,499
Mueller Industries, Inc.	USFF +0.250%	Weekly	MS	05/05/31	207	26,630	25,447	(336)
MYR Group, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,574	553,284	1,288,030	761,551
Nordson Corp.	USFF +0.250%	Weekly	MS	07/23/30	3,740	980,436	1,128,321	160,577
Northrop Grumman Corp.	USFF +0.250%	Weekly	MS	07/23/30	852	484,589	433,932	(36,747)
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	07/23/30	9,494	788,241	679,770	(99,348)
Plug Power, Inc.	USFF +0.250%	Weekly	MS	11/04/30	356,708	793,364	966,679	194,660

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Capital Goods — (continued)
Quanta Services, Inc.	USFF -0.250%	Weekly	MS	07/11/28	552	$386,591	$397,462	$16,508
Regal Rexnord Corp.	USFF +0.250%	Weekly	MS	11/04/30	712	95,865	169,591	75,973
Simpson Manufacturing Co., Inc.	USFF +0.250%	Weekly	MS	11/04/30	3,692	685,659	772,920	97,685
Snap-on, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,558	586,763	626,939	52,280
Stanley Black & Decker, Inc.	USFF +0.250%	Weekly	MS	11/04/30	2,171	148,038	204,335	68,476
Stantec, Inc. (Canada)	USFF +0.250%	Weekly	MS	11/04/30	3,994	346,555	275,227	(66,020)
Sterling Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2	383	1,679	1,858
Terex Corp.	USFF +0.250%	Weekly	MS	07/16/29	4,676	234,101	338,496	118,696
Textron, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,054	83,737	96,683	14,516
Toro Co. (The)	USFF +0.250%	Weekly	MS	07/23/30	9,669	869,175	941,954	82,781
Trex Co., Inc.	USFF +0.250%	Weekly	MS	05/05/31	6,381	241,864	319,305	88,783
Tutor Perini Corp.	USFF +0.250%	Weekly	MS	01/12/29	11,409	677,907	946,605	282,065
V2X, Inc.	USFF +0.250%	Weekly	MS	01/22/30	67	3,059	4,996	2,527
Valmont Industries, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2	635	1,155	1,093
Vertiv Holdings Co., Class A	USFF +0.250%	Weekly	MS	11/04/30	5,627	1,599,249	1,884,032	302,718
Vicor Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,783	109,152	677,148	569,739
WESCO International, Inc.	USFF +0.250%	Weekly	MS	05/05/31	942	324,613	325,395	4,868
Westinghouse Air Brake Technologies Corp.	USFF +0.250%	Weekly	MS	05/05/31	2,437	644,189	657,015	20,840
Willis Lease Finance Corp.	USFF +0.250%	Weekly	MS	05/05/31	98	20,555	22,422	2,649
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	11/04/30	589	675,783	801,276	134,853
Xylem, Inc.	USFF +0.250%	Weekly	MS	11/04/30	5,905	742,298	698,030	(33,431)
Zurn Elkay Water Solutions Corp.	USFF +0.250%	Weekly	MS	07/11/28	10,257	471,828	518,286	52,193
					827,700	40,606,526	46,017,528	6,156,122
Commercial & Professional Services
Amentum Holdings, Inc.	USFF +0.250%	Weekly	MS	05/05/31	33,102	756,293	684,218	(63,299)
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	08/27/26	5,243	1,100,703	1,174,170	126,093
Booz Allen Hamilton Holding Corp.	USFF +0.250%	Weekly	MS	05/05/31	7,680	483,552	465,946	(11,795)
Brink's Co. (The)	USFF +0.250%	Weekly	MS	05/05/31	4,715	481,522	445,520	(30,196)
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	4,158	800,092	569,438	(208,551)
Copart, Inc.	USFF +0.250%	Weekly	MS	11/04/30	52,022	1,712,708	1,466,500	(227,040)
Genpact Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	11/04/30	8,529	254,876	234,548	(17,001)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Commercial & Professional Services — (continued)
Healthcare Services Group, Inc.	USFF +0.250%	Weekly	MS	01/22/30	26,371	$430,511	$647,672	$223,715
Innodata, Inc.	USFF +0.250%	Weekly	MS	05/05/31	734	54,723	55,476	1,905
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,891	238,596	238,266	2,821
KBR, Inc.	USFF +0.250%	Weekly	MS	11/04/30	2,191	78,090	75,655	(815)
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	11/04/30	3,358	559,033	345,773	(203,861)
MSA Safety, Inc.	USFF +0.250%	Weekly	MS	11/04/30	2,450	404,377	427,721	28,423
Paychex, Inc.	USFF +0.250%	Weekly	MS	11/04/30	3,881	355,827	381,619	34,917
Paycom Software, Inc.	USFF +0.250%	Weekly	MS	05/05/31	3,350	445,786	421,028	(19,356)
Paylocity Holding Corp.	USFF +0.250%	Weekly	MS	05/05/31	1,557	162,367	162,753	2,708
Planet Labs PBC	USFF +0.250%	Weekly	MS	07/23/30	16,308	207,657	540,284	335,441
Rollins, Inc.	USFF +0.250%	Weekly	MS	05/05/31	13,303	612,430	555,267	(49,950)
Tetra Tech, Inc.	USFF +0.250%	Weekly	MS	11/04/30	22,967	661,535	663,517	9,812
Thomson Reuters Corp. (Canada)	USFF +0.250%	Weekly	MS	05/05/31	11,719	958,136	957,091	8,475
UL Solutions, Inc., Class A	USFF +0.250%	Weekly	MS	05/05/31	1,255	115,572	127,834	14,544
UniFirst Corp.	USFF +0.250%	Weekly	MS	01/22/30	79	12,991	20,892	8,294
Upwork, Inc.	USFF +0.250%	Weekly	MS	07/16/29	66,519	875,516	556,099	(309,871)
Veralto Corp.	USFF +0.250%	Weekly	MS	07/11/28	3,209	277,899	284,574	10,253
Verisk Analytics, Inc.	USFF +0.250%	Weekly	MS	11/04/30	4,738	781,952	850,613	80,537
Waste Management, Inc.	USFF +0.250%	Weekly	MS	11/04/30	469	102,670	104,531	3,853
					301,798	12,925,414	12,457,005	(249,944)
Consumer Discretionary Distribution & Retail
Academy Sports & Outdoors, Inc.	USFF +0.250%	Weekly	MS	05/05/31	196	9,226	9,237	670
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	07/08/27	26,256	5,771,974	6,257,855	517,902
American Eagle Outfitters, Inc.	USFF +0.250%	Weekly	MS	05/05/31	32,198	544,544	553,806	15,088
AutoZone, Inc.	USFF +0.250%	Weekly	MS	11/04/30	474	1,530,813	1,514,876	1,254
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	08/27/26	734	47,246	55,696	20,984
Bob's Discount Furniture, Inc.	USFF +0.250%	Weekly	MS	05/05/31	2,026	29,376	32,051	3,552
Burlington Stores, Inc.	USFF +0.250%	Weekly	MS	05/05/31	1,380	455,512	437,184	(13,969)
Chewy, Inc., Class A	USFF +0.250%	Weekly	MS	05/05/31	14,453	302,292	284,001	(14,448)
Dillard's, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	995	531,031	525,778	1,075
eBay, Inc.	USFF +0.250%	Weekly	MS	08/27/26	9,176	945,108	1,025,418	96,773
Envela Corp.	USFF +0.250%	Weekly	MS	05/05/31	7	202	202	560
Five Below, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,804	547,191	504,131	(36,556)
Genuine Parts Co.	USFF +0.250%	Weekly	MS	11/04/30	2,322	227,704	273,950	62,576

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Consumer Discretionary Distribution & Retail — (continued)
GigaCloud Technology, Inc., Class A (Cayman Islands)	USFF +0.250%	Weekly	MS	07/23/30	13,524	$397,068	$427,358	$35,163
Group 1 Automotive, Inc.	USFF +0.250%	Weekly	MS	11/04/30	2,276	755,289	662,703	(83,821)
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	11/04/30	2,671	823,091	942,008	135,464
Kohl's Corp.	USFF +0.250%	Weekly	MS	07/23/30	25,056	363,479	443,992	93,215
Lithia Motors, Inc.	USFF +0.250%	Weekly	MS	11/04/30	3,196	909,493	928,406	30,355
LKQ Corp.	USFF +0.250%	Weekly	MS	11/04/30	11,074	324,063	291,578	(24,854)
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	01/12/29	2,773	603,812	611,419	21,638
Macy's, Inc.	USFF +0.250%	Weekly	MS	01/22/30	37,015	706,184	871,703	186,537
Murphy USA, Inc.	USFF +0.250%	Weekly	MS	05/05/31	1,144	595,054	616,467	28,437
National Vision Holdings, Inc.	USFF +0.250%	Weekly	MS	11/04/30	7,646	189,644	145,350	(41,675)
Ollie's Bargain Outlet Holdings, Inc.	USFF +0.250%	Weekly	MS	11/04/30	6,610	566,011	508,177	(51,126)
O'Reilly Automotive, Inc.	USFF +0.250%	Weekly	MS	11/04/30	6,480	569,556	596,743	34,925
Petco Health & Wellness Co., Inc.	USFF +0.250%	Weekly	MS	01/22/30	56,920	160,851	154,822	(3,813)
Ross Stores, Inc.	USFF +0.250%	Weekly	MS	11/04/30	3,988	893,333	848,846	(33,009)
Sally Beauty Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	5,924	51,752	83,765	36,315
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/22/30	3,248	429,069	492,072	73,469
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	01/22/30	507	246,141	228,647	(14,262)
Valvoline, Inc.	USFF +0.250%	Weekly	MS	05/05/31	9,263	304,560	366,259	66,191
Williams-Sonoma, Inc.	USFF +0.250%	Weekly	MS	05/05/31	522	95,446	121,678	27,827
					292,858	19,926,115	20,816,178	1,172,437
Consumer Durables & Apparel
Amer Sports, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	05/05/31	2,180	73,330	73,771	1,796
BRP, Inc., sub-voting shares (Canada)	USFF +0.250%	Weekly	MS	07/23/30	8,362	529,941	510,249	(10,900)
Callaway Golf Co.	USFF +0.250%	Weekly	MS	11/04/30	53,610	799,518	1,007,332	217,059
Canada Goose Holdings, Inc. (Canada)	USFF +0.250%	Weekly	MS	05/05/31	227	2,164	2,159	576
Capri Holdings Ltd. (British Virgin Islands)	USFF +0.250%	Weekly	MS	05/05/31	40,713	777,267	756,040	(12,223)
Carter's, Inc.	USFF +0.250%	Weekly	MS	05/05/31	5,716	209,230	235,271	30,137
Champion Homes, Inc.	USFF +0.250%	Weekly	MS	11/04/30	5,474	408,263	482,369	79,269
Deckers Outdoor Corp.	USFF +0.250%	Weekly	MS	01/22/30	16,979	1,664,363	1,685,845	40,125

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Consumer Durables & Apparel — (continued)
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	05/05/31	950	$222,615	$225,663	$7,037
Gildan Activewear, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	1,069	43,283	55,160	12,906
Hasbro, Inc.	USFF +0.250%	Weekly	MS	07/11/28	13,731	1,050,261	1,134,043	95,752
La-Z-Boy, Inc.	USFF +0.250%	Weekly	MS	11/04/30	2,722	96,980	109,207	15,254
Leggett & Platt, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,245	19,776	26,289	7,930
Lululemon Athletica, Inc.	USFF +0.250%	Weekly	MS	11/04/30	10,244	1,220,548	1,169,660	(43,111)
Mohawk Industries, Inc.	USFF +0.250%	Weekly	MS	11/04/30	2,976	289,620	361,078	80,409
NVR, Inc.	USFF +0.250%	Weekly	MS	01/12/29	38	289,246	258,909	(26,636)
Peloton Interactive, Inc., Class A	USFF +0.250%	Weekly	MS	05/05/31	100,097	543,893	591,573	54,148
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	05/05/31	394	142,310	158,156	23,227
Sonos, Inc.	USFF +0.250%	Weekly	MS	01/22/30	25,375	318,735	343,324	28,610
Tapestry, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,474	204,067	215,764	16,455
Wolverine World Wide, Inc.	USFF +0.250%	Weekly	MS	11/04/30	19,973	327,605	330,154	7,146
					314,549	9,233,015	9,732,016	624,966
Consumer Services
ADT, Inc.	USFF +0.250%	Weekly	MS	05/05/31	112,187	758,607	729,216	(17,109)
American Public Education, Inc.	USFF +0.250%	Weekly	MS	05/05/31	55	2,954	2,954	590
Aramark	USFF +0.250%	Weekly	MS	05/05/31	3,280	177,314	186,632	11,803
BJ's Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/22/30	4,506	150,847	273,672	125,022
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	12,663	2,160,656	2,257,053	134,551
Brinker International, Inc.	USFF +0.250%	Weekly	MS	11/04/30	3,003	390,471	504,504	126,861
Carnival Corp. Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	05/05/31	15,108	436,041	431,636	890
Chipotle Mexican Grill, Inc.	USFF +0.250%	Weekly	MS	05/05/31	5,960	170,617	202,640	39,766
Churchill Downs, Inc.	USFF +0.250%	Weekly	MS	05/05/31	2,916	252,299	261,390	12,867
Darden Restaurants, Inc.	USFF +0.250%	Weekly	MS	05/05/31	2,710	562,024	558,287	2,928
Domino's Pizza, Inc.	USFF +0.250%	Weekly	MS	07/06/26	1,570	546,765	464,783	(73,031)
DraftKings, Inc., Class A	USFF +0.250%	Weekly	MS	05/05/31	39,870	988,386	1,007,116	30,054
Expedia Group, Inc.	USFF +0.250%	Weekly	MS	11/04/30	4,385	996,909	1,122,034	141,144
Grand Canyon Education, Inc.	USFF +0.250%	Weekly	MS	11/04/30	4,259	657,108	609,506	(39,905)
Las Vegas Sands Corp.	USFF +0.250%	Weekly	MS	11/04/30	10,645	540,600	491,693	(43,661)
Lindblad Expeditions Holdings, Inc.	USFF +0.250%	Weekly	MS	05/05/31	7,569	150,179	213,749	66,818

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Consumer Services — (continued)
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	05/05/31	422	$156,077	$156,389	$2,568
McDonald's Corp.	USFF +0.250%	Weekly	MS	11/04/30	6,815	2,061,456	1,842,163	(186,986)
Monarch Casino & Resort, Inc.	USFF +0.250%	Weekly	MS	07/23/30	843	81,639	110,947	30,753
Penn Entertainment, Inc.	USFF +0.250%	Weekly	MS	11/04/30	24,434	348,255	521,910	184,804
Perdoceo Education Corp.	USFF +0.250%	Weekly	MS	11/04/30	19,426	658,126	621,632	(25,686)
Planet Fitness, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	8,375	635,221	436,924	(190,837)
Restaurant Brands International, Inc. (Canada)	USFF +0.250%	Weekly	MS	05/05/31	880	63,629	63,809	1,429
Starbucks Corp.	USFF +0.250%	Weekly	MS	05/05/31	4,326	418,608	442,074	30,437
Strategic Education, Inc.	USFF +0.250%	Weekly	MS	11/04/30	3,614	278,120	276,905	6,557
Texas Roadhouse, Inc.	USFF +0.250%	Weekly	MS	05/05/31	998	164,530	192,844	36,744
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,275	325,081	363,682	55,392
					303,094	14,132,519	14,346,144	464,763
Consumer Staples Distribution & Retail
Casey's General Stores, Inc.	USFF +0.250%	Weekly	MS	05/05/31	999	789,632	793,995	13,502
Costco Wholesale Corp.	USFF +0.250%	Weekly	MS	07/06/26	2,241	2,016,748	2,096,388	119,703
Dollar General Corp.	USFF +0.250%	Weekly	MS	07/16/29	8,881	930,382	1,022,292	121,153
Dollar Tree, Inc.	USFF +0.250%	Weekly	MS	07/16/29	7,056	724,975	853,423	138,646
Ingles Markets, Inc., Class A	USFF +0.250%	Weekly	MS	05/05/31	1,580	137,545	139,956	4,464
Kroger Co. (The)	USFF +0.250%	Weekly	MS	11/04/30	15,140	941,089	840,724	(86,444)
Sysco Corp.	USFF +0.250%	Weekly	MS	05/05/31	3,057	243,839	255,504	14,789
Target Corp.	USFF +0.250%	Weekly	MS	01/22/30	7,735	726,900	1,010,268	318,216
United Natural Foods, Inc.	USFF +0.250%	Weekly	MS	07/16/29	7,522	245,088	343,530	101,662
Walmart, Inc.	USFF +0.250%	Weekly	MS	07/23/30	8,543	972,975	967,580	9,820
					62,754	7,729,173	8,323,660	755,511
Energy
Antero Midstream Corp.	USFF +0.250%	Weekly	MS	01/22/30	21,095	363,901	479,911	120,522
APA Corp.	USFF +0.250%	Weekly	MS	07/23/30	59,258	1,529,399	1,930,033	417,810
Archrock, Inc.	USFF +0.250%	Weekly	MS	05/05/31	3,502	118,010	142,566	30,101
Baker Hughes Co.	USFF +0.250%	Weekly	MS	07/08/27	40,767	2,452,193	2,262,569	(162,422)
Baytex Energy Corp. (Canada)	USFF +0.250%	Weekly	MS	11/04/30	238,631	991,541	954,524	(23,254)
Cameco Corp. (Canada)	USFF +0.250%	Weekly	MS	05/05/31	15,045	1,549,922	1,532,484	(86)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Energy — (continued)
CNX Resources Corp.	USFF +0.250%	Weekly	MS	07/23/30	75,137	$2,752,236	$2,549,398	$(175,761)
ConocoPhillips	USFF +0.250%	Weekly	MS	11/04/30	19,434	2,102,662	2,020,359	(46,612)
Core Natural Resources, Inc.	USFF +0.250%	Weekly	MS	05/05/31	294	23,259	23,526	1,077
CVR Energy, Inc.	USFF +0.250%	Weekly	MS	05/05/31	619	17,340	17,047	454
DHT Holdings, Inc. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/22/30	20,022	221,168	330,964	143,278
Dorian LPG Ltd. (Marshall Islands)	USFF +0.250%	Weekly	MS	05/05/31	1,256	44,849	43,684	(120)
DT Midstream, Inc.	USFF +0.250%	Weekly	MS	05/05/31	4,080	575,402	598,699	30,650
Energy Fuels, Inc. (Canada)	USFF +0.250%	Weekly	MS	05/05/31	3,159	49,725	45,806	(6,964)
EQT Corp.	USFF +0.250%	Weekly	MS	11/04/30	50,042	2,842,129	2,660,733	(152,748)
Expand Energy Corp.	USFF +0.250%	Weekly	MS	11/04/30	40,268	3,962,443	3,672,039	(254,194)
Exxon Mobil Corp.	USFF +0.250%	Weekly	MS	05/05/31	8,323	1,221,823	1,137,921	(70,068)
Green Plains, Inc.	USFF +0.250%	Weekly	MS	11/04/30	9,096	135,470	139,896	6,396
Gulfport Energy Corp.	USFF +0.250%	Weekly	MS	07/23/30	8,912	1,565,382	1,512,366	(39,854)
Halliburton Co.	USFF +0.250%	Weekly	MS	01/22/30	42,800	1,146,874	1,453,060	337,097
Helix Energy Solutions Group, Inc.	USFF +0.250%	Weekly	MS	11/04/30	47,839	471,246	418,113	(47,454)
HF Sinclair Corp.	USFF +0.250%	Weekly	MS	11/04/30	13,026	919,925	907,261	(2,110)
Innovex International, Inc.	USFF +0.250%	Weekly	MS	11/04/30	3,755	83,877	93,124	10,717
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	11/04/30	48,888	1,444,558	1,562,949	160,245
Kodiak Gas Services, Inc.	USFF +0.250%	Weekly	MS	07/23/30	9,527	315,596	715,764	404,154
Kosmos Energy Ltd.	USFF +0.250%	Weekly	MS	11/04/30	456,271	1,316,601	962,732	(339,005)
Nabors Industries Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	11/04/30	7,974	802,945	669,896	(123,766)
Noble Corp. PLC (United Kingdom)	USFF +0.250%	Weekly	MS	11/04/30	19,712	956,270	735,258	(210,063)
Nordic American Tankers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	05/05/31	28,603	158,910	158,461	4,824
NOV, Inc.	USFF +0.250%	Weekly	MS	05/05/31	1,295	23,997	24,022	844
Occidental Petroleum Corp.	USFF +0.250%	Weekly	MS	11/04/30	25,365	1,112,205	1,231,978	149,585
Oceaneering International, Inc.	USFF +0.250%	Weekly	MS	11/04/30	9,860	348,766	399,527	55,818
Pembina Pipeline Corp. (Canada)	USFF +0.250%	Weekly	MS	05/05/31	12,291	583,587	568,459	(3,069)
Range Resources Corp.	USFF +0.250%	Weekly	MS	11/04/30	46,077	1,890,289	1,713,604	(151,780)
SFL Corp. Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	11/04/30	29,780	321,599	303,756	(13,791)
SLB Ltd. (Curacao)	USFF +0.250%	Weekly	MS	05/05/31	11,022	542,824	512,413	(23,955)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Energy — (continued)
TechnipFMC PLC (United Kingdom)	USFF +0.250%	Weekly	MS	07/08/27	23,165	$1,214,803	$1,535,840	$337,569
Tidewater, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,733	169,960	248,730	81,175
Transocean Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/22/30	202,081	569,138	988,176	436,912
Valero Energy Corp.	USFF +0.250%	Weekly	MS	07/23/30	3,934	586,502	1,024,571	457,679
Vermilion Energy, Inc. (Canada)	USFF +0.250%	Weekly	MS	05/05/31	35,195	423,530	329,777	(85,888)
Weatherford International PLC (Ireland)	USFF +0.250%	Weekly	MS	05/05/31	2,899	260,154	236,269	(20,501)
					1,704,032	38,183,010	38,848,265	1,233,442
Exchange Traded Funds
State Street SPDR S&P 500 ETF Trust	USFF +0.250%	Weekly	MS	05/05/31	1,746	1,290,846	1,303,860	27,598
Financial Services
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	08/27/26	2,916	792,950	1,459,137	675,361
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	7,761	2,075,129	1,883,362	(168,661)
CME Group, Inc.	USFF +0.250%	Weekly	MS	01/12/29	8,991	2,269,626	1,985,483	(258,923)
Corpay, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,885	922,995	961,484	49,076
Euronet Worldwide, Inc.	USFF +0.250%	Weekly	MS	05/05/31	1,777	117,325	130,059	14,943
FactSet Research Systems, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,511	669,950	577,731	(84,381)
Fidelity National Information Services, Inc.	USFF +0.250%	Weekly	MS	05/05/31	9,129	364,073	354,936	(2,274)
Fiserv, Inc.	USFF +0.250%	Weekly	MS	07/11/28	9,688	795,375	475,196	(310,978)
Flywire Corp.	USFF +0.250%	Weekly	MS	11/04/30	37,968	552,154	667,098	121,934
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	01/07/27	9,737	220,026	323,950	106,873
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	11/04/30	7,203	1,057,436	886,761	(158,627)
Jack Henry & Associates, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,153	592,610	572,034	(8,819)
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	2,506	1,245,064	1,287,082	58,554
Morningstar, Inc.	USFF +0.250%	Weekly	MS	05/05/31	311	48,093	48,522	1,509
MSCI, Inc.	USFF +0.250%	Weekly	MS	05/05/31	324	182,993	181,453	1,006
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	05/05/31	1,790	143,410	141,088	(206)
NCR Atleos Corp.	USFF +0.250%	Weekly	MS	05/05/31	442	19,055	19,187	897
Paymentus Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	20,130	576,132	486,341	(86,665)
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	16,108	847,666	695,543	(138,529)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Financial Services — (continued)
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	01/07/27	2,462	$262,668	$279,905	$20,649
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	3,620	1,159,152	1,241,986	101,477
					152,412	14,913,882	14,658,338	(65,784)
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	08/27/26	25,451	1,447,301	1,831,199	640,169
Archer-Daniels-Midland Co.	USFF +0.250%	Weekly	MS	11/04/30	10,069	761,421	769,272	21,525
Brown-Forman Corp., Class B	USFF +0.250%	Weekly	MS	05/05/31	10,828	282,703	288,566	9,493
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	08/27/26	19,706	1,355,524	1,601,507	332,045
Conagra Brands, Inc.	USFF +0.250%	Weekly	MS	05/05/31	10,853	141,853	146,081	6,159
Darling Ingredients, Inc.	USFF +0.250%	Weekly	MS	05/05/31	18,416	1,048,834	1,005,882	(30,998)
Del Monte Corp. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/22/30	4,120	134,159	114,989	(18,151)
Flowers Foods, Inc.	USFF +0.250%	Weekly	MS	05/05/31	14,670	113,240	115,893	4,888
General Mills, Inc.	USFF +0.250%	Weekly	MS	11/04/30	17,600	732,611	612,480	(103,495)
Hershey Co. (The)	USFF +0.250%	Weekly	MS	11/04/30	3,795	695,485	665,833	(17,806)
Hormel Foods Corp.	USFF +0.250%	Weekly	MS	11/04/30	40,750	902,887	1,011,415	124,678
Ingredion, Inc.	USFF +0.250%	Weekly	MS	05/05/31	144	13,655	13,638	690
J & J Snack Foods Corp.	USFF +0.250%	Weekly	MS	11/04/30	2,614	226,328	191,998	(31,312)
J M Smucker Co. (The)	USFF +0.250%	Weekly	MS	11/04/30	3,337	311,703	375,413	71,728
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	01/22/30	19,813	519,508	467,983	(28,557)
Marzetti Company (The)	USFF +0.250%	Weekly	MS	11/04/30	2,767	320,741	315,881	(817)
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	01/10/28	4,836	250,864	188,411	(44,364)
Mondelez International, Inc., Class A	USFF +0.250%	Weekly	MS	05/05/31	2,842	165,855	164,381	957
Monster Beverage Corp.	USFF +0.250%	Weekly	MS	01/22/30	2,119	129,447	203,678	76,196
National Beverage Corp.	USFF +0.250%	Weekly	MS	05/05/31	146	4,709	4,555	455
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	11/04/30	5,961	879,802	807,119	(50,735)
Tyson Foods, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	9,987	554,121	571,756	40,452
Vita Coco Co., Inc. (The)	USFF +0.250%	Weekly	MS	05/05/31	501	34,899	33,136	(826)
Westrock Coffee Co.	USFF +0.250%	Weekly	MS	05/05/31	1,812	15,502	14,695	(80)
					233,137	11,043,152	11,515,761	1,002,294
Health Care Equipment & Services
Addus HomeCare Corp.	USFF +0.250%	Weekly	MS	05/05/31	1,948	181,619	195,716	16,628

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Health Care Equipment & Services — (continued)
agilon health, Inc.	USFF +0.250%	Weekly	MS	05/05/31	2,040	$217,882	$218,647	$3,691
Align Technology, Inc.	USFF +0.250%	Weekly	MS	07/23/30	6,208	959,041	1,047,041	98,979
AMN Healthcare Services, Inc.	USFF +0.250%	Weekly	MS	05/05/31	25,144	740,001	813,911	82,509
Becton Dickinson & Co.	USFF +0.250%	Weekly	MS	01/22/30	14,763	2,149,136	2,234,085	130,316
Boston Scientific Corp.	USFF +0.250%	Weekly	MS	11/04/30	69,127	3,651,897	2,950,340	(661,317)
BrightSpring Health Services, Inc.	USFF +0.250%	Weekly	MS	11/04/30	34,908	1,985,969	2,434,484	470,652
Butterfly Network, Inc.	USFF +0.250%	Weekly	MS	11/04/30	169,094	630,253	1,423,771	800,924
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	01/22/30	161	26,062	38,247	13,304
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,590	698,396	732,918	47,784
Centene Corp.	USFF +0.250%	Weekly	MS	05/05/31	6,867	400,019	440,793	45,678
Chemed Corp.	USFF +0.250%	Weekly	MS	11/04/30	1,815	765,938	845,318	91,967
Cigna Group (The)	USFF +0.250%	Weekly	MS	11/04/30	1,496	394,664	412,417	25,384
CONMED Corp.	USFF +0.250%	Weekly	MS	11/04/30	5,564	208,520	182,110	(24,799)
CVS Health Corp.	USFF +0.250%	Weekly	MS	07/16/29	9,461	753,697	978,740	245,590
Dexcom, Inc.	USFF +0.250%	Weekly	MS	05/05/31	1,522	104,795	102,507	(592)
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,752	577,837	677,551	110,090
Ensign Group, Inc. (The)	USFF +0.250%	Weekly	MS	11/04/30	3,348	563,188	536,684	(19,826)
Guardant Health, Inc.	USFF +0.250%	Weekly	MS	05/05/31	5,270	666,690	790,658	131,771
Guardian Pharmacy Services, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	1,744	50,253	73,021	23,872
HCA Healthcare, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,475	895,747	964,978	85,343
HealthEquity, Inc.	USFF +0.250%	Weekly	MS	11/04/30	5,145	421,068	464,696	48,762
Humana, Inc.	USFF +0.250%	Weekly	MS	05/05/31	911	337,026	361,867	29,788
ICU Medical, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,742	329,853	401,977	76,266
IDEXX Laboratories, Inc.	USFF +0.250%	Weekly	MS	05/05/31	105	55,115	55,276	1,318
Insulet Corp.	USFF +0.250%	Weekly	MS	11/04/30	3,432	651,544	522,522	(121,384)
Labcorp Holdings, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,260	321,716	352,800	36,663
LeMaitre Vascular, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,751	247,866	263,986	19,328
LifeStance Health Group, Inc.	USFF +0.250%	Weekly	MS	05/05/31	30,696	235,331	328,754	98,446
LivaNova PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/22/30	758	32,128	62,330	31,109
McKesson Corp.	USFF +0.250%	Weekly	MS	11/04/30	1,100	874,941	831,160	(32,671)
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	11/04/30	30,224	2,603,529	2,364,424	(180,529)
Nutex Health, Inc.	USFF +0.250%	Weekly	MS	05/05/31	1,014	127,587	173,282	49,969
Omnicell, Inc.	USFF +0.250%	Weekly	MS	05/05/31	5,303	214,362	220,181	8,706

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Health Care Equipment & Services — (continued)
Pediatrix Medical Group, Inc.	USFF +0.250%	Weekly	MS	07/16/29	15,672	$243,944	$396,972	$159,753
Penumbra, Inc.	USFF +0.250%	Weekly	MS	05/05/31	1,149	370,840	362,797	(3,456)
Privia Health Group, Inc.	USFF +0.250%	Weekly	MS	07/23/30	9,172	193,016	235,996	46,889
Progyny, Inc.	USFF +0.250%	Weekly	MS	01/22/30	44,592	878,337	1,285,587	418,927
Quest Diagnostics, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,084	181,045	229,754	53,920
ResMed, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,778	1,061,849	931,137	(124,951)
Solventum Corp.	USFF +0.250%	Weekly	MS	01/12/29	3,221	224,775	248,500	26,725
Stryker Corp.	USFF +0.250%	Weekly	MS	11/04/30	380	111,098	119,639	10,640
Teleflex, Inc.	USFF +0.250%	Weekly	MS	05/05/31	1,186	149,955	150,337	2,570
Tenet Healthcare Corp.	USFF +0.250%	Weekly	MS	11/04/30	2,167	363,114	405,402	47,168
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	05/05/31	1,755	680,654	729,431	60,803
Universal Health Services, Inc., Class B	USFF +0.250%	Weekly	MS	11/04/30	1,459	256,619	216,939	(35,773)
Veeva Systems, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	3,213	510,778	570,211	66,050
Waystar Holding Corp.	USFF +0.250%	Weekly	MS	11/04/30	15,791	386,726	324,189	(62,690)
					558,357	28,686,420	30,704,083	2,450,294
Household & Personal Products
Central Garden & Pet Co., Class A	USFF +0.250%	Weekly	MS	07/23/30	369	10,358	14,306	4,618
Church & Dwight Co., Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,779	405,049	462,990	66,710
Clorox Co. (The)	USFF +0.250%	Weekly	MS	11/04/30	5,834	613,893	556,797	(43,546)
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	11/04/30	12,023	1,077,689	1,102,269	42,228
Estee Lauder Cos., Inc. (The), Class A	USFF +0.250%	Weekly	MS	11/04/30	17,470	1,361,110	1,379,257	35,108
Kenvue, Inc.	USFF +0.250%	Weekly	MS	07/23/30	40,823	655,158	780,128	132,646
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	11/04/30	6,487	653,089	712,078	86,571
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	5,000	746,506	733,200	4,679
					92,785	5,522,852	5,741,025	329,014
Materials
Agnico Eagle Mines Ltd. (Canada)	USFF +0.250%	Weekly	MS	11/04/30	4,223	802,816	655,114	(138,420)
Alamos Gold, Inc., Class A (Canada)	USFF +0.250%	Weekly	MS	11/04/30	12,322	503,497	373,849	(123,212)
Albemarle Corp.	USFF +0.250%	Weekly	MS	11/04/30	22,884	4,154,559	3,090,027	(1,018,597)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Materials — (continued)
Aura Minerals, Inc. (British Virgin Islands)	USFF +0.250%	Weekly	MS	11/04/30	4,887	$267,305	$307,637	$43,794
Avery Dennison Corp.	USFF +0.250%	Weekly	MS	01/22/30	5,049	829,356	819,705	12,705
Barrick Mining Corp. (Canada)	USFF +0.250%	Weekly	MS	05/05/31	24,960	1,050,415	916,781	(121,663)
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	11/04/30	5,456	609,170	590,667	(10,945)
Compass Minerals International, Inc.	USFF +0.250%	Weekly	MS	01/22/30	16,638	409,006	517,941	113,874
Constellium SE (France)	USFF +0.250%	Weekly	MS	05/05/31	271	8,594	8,637	694
Corteva, Inc.	USFF +0.250%	Weekly	MS	01/22/30	11,428	797,008	967,837	185,828
CRH PLC (Ireland)	USFF +0.250%	Weekly	MS	05/05/31	306	33,995	32,742	(325)
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	01/22/30	13,773	1,755,413	1,868,170	132,389
Eastman Chemical Co.	USFF +0.250%	Weekly	MS	05/05/31	2,485	173,285	166,445	(4,399)
Ecovyst, Inc.	USFF +0.250%	Weekly	MS	11/04/30	56,806	753,293	707,235	(37,315)
First Majestic Silver Corp. (Canada)	USFF +0.250%	Weekly	MS	05/05/31	20,099	407,855	340,879	(61,986)
Fortuna Mining Corp. (Canada)	USFF +0.250%	Weekly	MS	01/12/29	106,775	987,708	902,249	(74,169)
Freeport-McMoRan, Inc.	USFF +0.250%	Weekly	MS	07/23/30	5,442	279,934	342,247	67,476
Hecla Mining Co.	USFF +0.250%	Weekly	MS	11/04/30	22,010	417,038	339,614	(72,334)
Hudbay Minerals, Inc. (Canada)	USFF +0.250%	Weekly	MS	11/04/30	36,115	838,803	852,675	23,666
Huntsman Corp.	USFF +0.250%	Weekly	MS	05/05/31	2,002	23,608	21,261	(1,440)
IAMGOLD Corp. (Canada)	USFF +0.250%	Weekly	MS	11/04/30	84,445	1,712,068	1,337,609	(355,298)
Ingevity Corp.	USFF +0.250%	Weekly	MS	07/16/29	4,824	267,009	360,208	99,651
International Flavors & Fragrances, Inc.	USFF +0.250%	Weekly	MS	05/05/31	9,991	753,546	791,487	46,241
Kaiser Aluminum Corp.	USFF +0.250%	Weekly	MS	05/05/31	1,836	327,764	359,177	35,559
Kinross Gold Corp. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	5,253	107,014	124,076	18,783
Koppers Holdings, Inc.	USFF +0.250%	Weekly	MS	05/05/31	148	6,635	6,645	640
Kronos Worldwide, Inc.	USFF +0.250%	Weekly	MS	05/05/31	14	89	89	559
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	11/04/30	2,764	1,370,091	1,434,350	79,704
LSB Industries, Inc.	USFF +0.250%	Weekly	MS	11/04/30	14,986	213,083	161,999	(48,211)
LyondellBasell Industries NV, Class A (Netherlands)	USFF +0.250%	Weekly	MS	11/04/30	26,700	1,831,506	1,405,755	(394,075)
Newmont Corp.	USFF +0.250%	Weekly	MS	07/16/29	12,733	1,144,774	1,189,262	57,485

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Materials — (continued)
Nucor Corp.	USFF +0.250%	Weekly	MS	11/04/30	2,596	$580,258	$578,259	$4,416
Nutrien Ltd. (Canada)	USFF +0.250%	Weekly	MS	05/05/31	659	40,321	41,484	2,439
OceanaGold Corp. (Canada)	USFF +0.250%	Weekly	MS	05/05/31	500	13,573	12,540	(327)
Olin Corp.	USFF +0.250%	Weekly	MS	11/04/30	13,039	319,303	258,433	(55,852)
Pan American Silver Corp. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	20,854	702,927	934,051	239,320
Reliance, Inc.	USFF +0.250%	Weekly	MS	05/05/31	111	41,557	41,470	1,124
Southern Copper Corp.	USFF +0.250%	Weekly	MS	05/05/31	524	91,105	91,312	1,755
SSR Mining, Inc. (Canada)	USFF +0.250%	Weekly	MS	11/04/30	28,847	867,078	815,793	(41,305)
Steel Dynamics, Inc.	USFF +0.250%	Weekly	MS	07/23/30	3,817	716,377	875,849	171,900
Teck Resources Ltd., Class B (Canada)	USFF +0.250%	Weekly	MS	11/04/30	19,297	1,036,972	1,147,400	123,329
TriMas Corp.	USFF +0.250%	Weekly	MS	11/04/30	13,081	519,890	589,037	75,354
Vulcan Materials Co.	USFF +0.250%	Weekly	MS	01/22/30	1,010	270,823	297,960	32,328
Wheaton Precious Metals Corp. (Canada)	USFF +0.250%	Weekly	MS	05/05/31	3,895	531,498	437,486	(87,090)
					645,855	28,567,919	27,113,443	(1,075,950)
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	08/27/26	13,528	3,221,799	4,834,501	1,667,369
Cargurus, Inc.	USFF +0.250%	Weekly	MS	01/22/30	19,867	579,883	677,266	105,345
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	3,552	580,556	505,130	(68,560)
EchoStar Corp., Class A	USFF +0.250%	Weekly	MS	05/05/31	3,716	470,679	377,174	(87,833)
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	07/11/28	5,917	1,186,186	1,213,222	43,822
EverQuote, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	3,556	65,391	84,597	21,899
Fox Corp., Class A	USFF +0.250%	Weekly	MS	01/12/29	21,409	1,146,524	1,116,693	(13,812)
Liberty Media Corp.-Liberty Formula One, Class C	USFF +0.250%	Weekly	MS	05/05/31	2,339	203,951	222,532	21,356
Madison Square Garden Entertainment Corp.	USFF +0.250%	Weekly	MS	11/04/30	1	45	81	594
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	8,773	4,966,582	4,941,743	52,928
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/07/27	27,248	2,326,422	1,945,507	(355,078)
New York Times Co. (The), Class A	USFF +0.250%	Weekly	MS	05/05/31	243	17,063	17,005	685
News Corp., Class A	USFF +0.250%	Weekly	MS	08/27/26	16,698	433,080	414,611	(9,877)
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	08/27/26	5,360	360,050	390,369	47,216

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Media & Entertainment — (continued)
Pinterest, Inc., Class A	USFF +0.250%	Weekly	MS	05/05/31	8,886	$175,514	$186,873	$16,346
Reddit, Inc., Class A	USFF +0.250%	Weekly	MS	05/05/31	4,225	683,764	733,376	57,600
Roku, Inc.	USFF +0.250%	Weekly	MS	11/04/30	3,465	386,006	478,655	98,280
Scholastic Corp.	USFF +0.250%	Weekly	MS	11/04/30	2,379	94,478	109,434	16,785
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	05/05/31	593	57,192	57,076	1,064
Warner Bros Discovery, Inc.	USFF +0.250%	Weekly	MS	05/05/31	2,470	66,675	65,850	458
Warner Music Group Corp., Class A	USFF +0.250%	Weekly	MS	05/05/31	10,639	299,741	287,998	(7,928)
Ziff Davis, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,416	43,582	74,156	31,605
					166,280	17,365,163	18,733,849	1,640,264
Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	19,284	363,880	739,349	379,980
Absci Corp.	USFF +0.250%	Weekly	MS	05/05/31	8,533	83,304	98,897	17,057
Adaptive Biotechnologies Corp.	USFF +0.250%	Weekly	MS	01/22/30	23,231	283,656	498,305	218,289
Agilent Technologies, Inc.	USFF +0.250%	Weekly	MS	05/05/31	6,185	793,173	821,554	38,905
AnaptysBio, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,635	87,756	110,363	24,118
ANI Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,363	107,602	112,829	7,146
Aurinia Pharmaceuticals, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/23/30	21,275	291,454	361,037	73,472
Beam Therapeutics, Inc.	USFF +0.250%	Weekly	MS	05/05/31	2,718	93,539	93,282	1,317
BioCryst Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/23/30	15,651	108,374	156,510	49,871
Biogen, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,436	576,935	742,382	172,274
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	07/23/30	54,607	2,568,447	3,146,455	676,840
CareDx, Inc.	USFF +0.250%	Weekly	MS	11/04/30	16,201	275,934	461,729	189,350
Collegium Pharmaceutical, Inc.	USFF +0.250%	Weekly	MS	11/04/30	20,200	794,438	731,240	(55,090)
CryoPort, Inc.	USFF +0.250%	Weekly	MS	05/05/31	2,071	31,435	32,515	1,979
Cytokinetics, Inc.	USFF +0.250%	Weekly	MS	05/05/31	826	69,314	70,367	2,364
Design Therapeutics, Inc.	USFF +0.250%	Weekly	MS	05/05/31	669	9,435	9,680	905
Elanco Animal Health, Inc.	USFF +0.250%	Weekly	MS	01/22/30	22,820	450,133	561,600	116,916

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Eton Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	05/05/31	3,953	$122,345	$143,099	$22,651
Fortrea Holdings, Inc.	USFF +0.250%	Weekly	MS	05/05/31	31,794	471,774	553,216	87,126
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	01/12/29	9,557	1,128,617	1,207,431	117,770
GRAIL, Inc.	USFF +0.250%	Weekly	MS	05/05/31	630	42,093	43,010	1,933
Harmony Biosciences Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	10,316	279,998	375,606	99,208
ImmunityBio, Inc.	USFF +0.250%	Weekly	MS	05/05/31	35,450	288,134	310,365	25,919
Immunovant, Inc.	USFF +0.250%	Weekly	MS	05/05/31	6,557	231,532	252,641	24,183
Incyte Corp.	USFF +0.250%	Weekly	MS	07/23/30	6,035	560,511	684,128	130,265
Indivior Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	11/04/30	15,947	486,427	654,305	179,682
Innoviva, Inc.	USFF +0.250%	Weekly	MS	01/22/30	9,409	172,221	213,678	44,193
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	6,243	999,700	1,206,272	222,045
Johnson & Johnson	USFF +0.250%	Weekly	MS	07/23/30	8,153	1,469,178	2,070,617	653,522
Kymera Therapeutics, Inc.	USFF +0.250%	Weekly	MS	05/05/31	60	7,023	6,880	492
Ligand Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/23/30	1,154	184,052	364,768	186,652
Liquidia Corp.	USFF +0.250%	Weekly	MS	11/04/30	6,459	282,007	514,976	236,808
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	11/04/30	6,728	733,611	864,548	148,239
Nuvation Bio, Inc.	USFF +0.250%	Weekly	MS	05/05/31	31,446	166,897	178,613	14,088
Pfizer, Inc.	USFF +0.250%	Weekly	MS	01/22/30	60,260	1,405,149	1,451,061	133,766
Regeneron Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,208	1,794,387	2,000,316	224,251
Rhythm Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	05/05/31	83	9,001	9,216	871
Roivant Sciences Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	05/05/31	908	31,349	32,134	1,684
SELLAS Life Sciences Group, Inc.	USFF +0.250%	Weekly	MS	05/05/31	13,548	135,478	199,968	66,520
Septerna, Inc.	USFF +0.250%	Weekly	MS	05/05/31	1,438	49,801	48,159	(543)
Supernus Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/16/29	4,337	190,535	201,714	13,807
Thermo Fisher Scientific, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,767	899,253	885,903	(3,021)
Veracyte, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,289	45,714	75,703	31,044
Viatris, Inc.	USFF +0.250%	Weekly	MS	11/04/30	50,952	801,071	809,118	17,309

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Xeris Biopharma Holdings, Inc.	USFF +0.250%	Weekly	MS	05/05/31	10,900	$67,629	$86,328	$20,254
Zoetis, Inc.	USFF +0.250%	Weekly	MS	11/04/30	8,858	1,047,207	636,536	(394,108)
					568,144	21,091,503	24,828,403	4,222,303
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF +0.250%	Weekly	MS	01/22/30	9,686	1,981,684	5,626,694	3,747,604
Allegro MicroSystems, Inc.	USFF +0.250%	Weekly	MS	11/04/30	14,996	472,115	1,044,022	577,594
Analog Devices, Inc.	USFF +0.250%	Weekly	MS	01/22/30	7,471	1,826,978	2,967,257	1,191,741
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	11/04/30	2,111	706,513	1,526,253	831,902
AXT, Inc.	USFF +0.250%	Weekly	MS	11/04/30	48,788	809,932	3,516,639	2,716,066
Broadcom, Inc.	USFF +0.250%	Weekly	MS	08/27/26	16,745	5,635,678	6,325,424	795,713
Cirrus Logic, Inc.	USFF +0.250%	Weekly	MS	11/04/30	3,767	574,492	559,513	(8,179)
Cohu, Inc.	USFF +0.250%	Weekly	MS	11/04/30	20,311	1,081,945	1,501,186	431,555
Credo Technology Group Holding Ltd. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/12/29	194	47,022	52,758	37,287
Diodes, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,573	69,312	172,149	104,148
First Solar, Inc.	USFF +0.250%	Weekly	MS	11/04/30	5,578	1,143,920	1,316,185	185,253
FormFactor, Inc.	USFF +0.250%	Weekly	MS	11/04/30	453	40,609	72,448	32,838
Ichor Holdings Ltd. (Cayman Islands)	USFF +0.250%	Weekly	MS	11/04/30	7,200	318,752	808,416	493,685
Intel Corp.	USFF +0.250%	Weekly	MS	05/05/31	517	66,393	72,189	7,788
KLA Corp.	USFF +0.250%	Weekly	MS	05/05/31	415	121,534	125,210	6,090
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/23/30	21,336	2,289,003	9,245,529	6,981,956
MACOM Technology Solutions Holdings, Inc.	USFF +0.250%	Weekly	MS	05/05/31	1,119	399,513	425,634	32,388
Marvell Technology, Inc.	USFF +0.250%	Weekly	MS	05/05/31	5,711	1,588,212	1,701,250	130,853
MaxLinear, Inc.	USFF +0.250%	Weekly	MS	11/04/30	3,408	167,314	436,326	271,388
Microchip Technology, Inc.	USFF +0.250%	Weekly	MS	05/05/31	7,807	728,200	711,998	(4,975)
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,613	1,200,183	6,479,030	5,309,753
Monolithic Power Systems, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,036	1,512,502	1,432,125	(63,384)
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	21,139	3,942,563	4,229,703	337,211
NXP Semiconductors NV (Netherlands)	USFF +0.250%	Weekly	MS	11/04/30	6,674	1,661,110	1,875,594	233,092
ON Semiconductor Corp.	USFF +0.250%	Weekly	MS	11/04/30	13,351	866,231	1,262,204	405,943
Qnity Electronics, Inc.	USFF +0.250%	Weekly	MS	05/05/31	870	135,127	142,080	8,979
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	01/10/28	17,363	2,829,440	3,208,509	504,753
Semtech Corp.	USFF +0.250%	Weekly	MS	01/22/30	1	57	162	663

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Semiconductors & Semiconductor Equipment — (continued)
SiTime Corp.	USFF +0.250%	Weekly	MS	11/04/30	844	$321,386	$629,253	$317,647
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	05/05/31	698	48,620	47,324	(40)
Texas Instruments, Inc.	USFF +0.250%	Weekly	MS	11/04/30	7,031	1,586,607	2,095,730	536,583
Universal Display Corp.	USFF +0.250%	Weekly	MS	11/04/30	6,338	581,434	548,807	(22,708)
					260,144	34,754,381	60,157,601	26,131,187
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	07/23/30	13,787	2,731,879	1,715,654	(966,080)
Adobe, Inc.	USFF +0.250%	Weekly	MS	07/08/27	9,698	2,642,032	1,988,284	(624,482)
Akamai Technologies, Inc.	USFF +0.250%	Weekly	MS	05/05/31	8,843	1,149,061	1,045,331	(90,687)
Appian Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	47,086	1,279,693	1,078,269	(186,961)
AppLovin Corp., Class A	USFF +0.250%	Weekly	MS	05/05/31	3,427	1,583,427	1,765,693	234,036
Arteris, Inc.	USFF +0.250%	Weekly	MS	05/05/31	605	28,959	29,397	1,311
Asana, Inc., Class A	USFF +0.250%	Weekly	MS	05/05/31	22,482	186,183	157,374	(26,228)
Atlassian Corp., Class A	USFF +0.250%	Weekly	MS	05/05/31	8,781	732,364	683,074	(40,774)
Autodesk, Inc.	USFF +0.250%	Weekly	MS	05/05/31	7,894	1,736,951	1,534,751	(182,767)
AvePoint, Inc.	USFF +0.250%	Weekly	MS	01/22/30	38,035	419,888	426,372	10,926
Bentley Systems, Inc., Class B	USFF +0.250%	Weekly	MS	11/04/30	9,632	313,406	287,900	(21,542)
Blackbaud, Inc.	USFF +0.250%	Weekly	MS	01/22/30	19,714	879,168	583,929	(286,923)
BlackBerry Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/22/30	132,408	547,630	1,674,961	1,133,839
Box, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	28,014	686,232	743,492	65,278
CCC Intelligent Solutions Holdings, Inc.	USFF +0.250%	Weekly	MS	11/04/30	78,308	391,866	404,069	16,264
Clear Secure, Inc., Class A	USFF +0.250%	Weekly	MS	07/23/30	11,240	389,451	626,405	241,806
Cognizant Technology Solutions Corp., Class A	USFF +0.250%	Weekly	MS	11/04/30	14,655	897,359	567,588	(319,462)
Crowdstrike Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	07/16/29	2,804	1,011,781	2,139,845	1,162,091
Descartes Systems Group, Inc. (The) (Canada)	USFF +0.250%	Weekly	MS	11/04/30	3,782	249,349	261,866	15,784
EPAM Systems, Inc.	USFF +0.250%	Weekly	MS	01/22/30	5,074	721,992	402,622	(310,967)
Fastly, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	10,158	112,192	186,501	76,086
Five9, Inc.	USFF +0.250%	Weekly	MS	05/05/31	15,653	319,252	333,722	18,497
Fortinet, Inc.	USFF -0.250%	Weekly	MS	08/27/26	19,823	1,657,234	3,045,209	1,406,541

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Software & Services — (continued)
Gartner, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,050	$801,256	$524,961	$(267,031)
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	01/10/28	31,948	653,816	795,186	166,396
Globant SA (Luxembourg)	USFF +0.250%	Weekly	MS	11/04/30	15,371	659,039	444,837	(206,483)
GoDaddy, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	17,664	1,568,278	1,499,320	(62,237)
InterDigital, Inc.	USFF -0.250%	Weekly	MS	07/08/27	314	83,099	88,903	7,558
Intuit, Inc.	USFF +0.250%	Weekly	MS	11/04/30	8,500	2,837,963	2,218,500	(586,828)
LiveRamp Holdings, Inc.	USFF +0.250%	Weekly	MS	01/22/30	12,696	324,263	477,877	157,696
Microsoft Corp.	USFF +0.250%	Weekly	MS	08/27/26	9,217	3,694,646	3,438,125	(165,511)
MongoDB, Inc.	USFF +0.250%	Weekly	MS	05/05/31	922	305,273	309,700	2,257
nCino, Inc.	USFF +0.250%	Weekly	MS	11/04/30	36,799	612,857	601,664	(5,960)
NCR Voyix Corp.	USFF +0.250%	Weekly	MS	11/04/30	12,131	96,665	99,110	3,291
Nutanix, Inc., Class A	USFF +0.250%	Weekly	MS	05/05/31	4,758	226,737	242,468	19,080
Open Text Corp. (Canada)	USFF +0.250%	Weekly	MS	11/04/30	13,512	309,940	299,291	(3,819)
Oracle Corp.	USFF +0.250%	Weekly	MS	08/27/26	6,338	922,760	928,834	57,251
PTC, Inc.	USFF +0.250%	Weekly	MS	11/04/30	10,327	1,468,792	1,173,250	(279,024)
Q2 Holdings, Inc.	USFF +0.250%	Weekly	MS	01/10/28	14,256	745,477	685,714	(52,131)
Qualys, Inc.	USFF +0.250%	Weekly	MS	11/04/30	433	33,649	59,533	39,558
Rackspace Technology, Inc.	USFF +0.250%	Weekly	MS	05/05/31	17,166	88,310	112,094	25,302
RingCentral, Inc., Class A	USFF +0.250%	Weekly	MS	01/22/30	15,321	416,243	597,213	185,938
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,978	931,722	669,335	(247,349)
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	11,558	1,929,709	1,810,676	(87,744)
ServiceNow, Inc.	USFF +0.250%	Weekly	MS	08/27/26	14,929	1,588,815	1,482,151	(88,842)
Snowflake, Inc.	USFF +0.250%	Weekly	MS	05/05/31	4,691	1,039,528	1,193,860	166,185
Sprinklr, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	39,258	208,588	202,571	(4,252)
Tenable Holdings, Inc.	USFF +0.250%	Weekly	MS	11/04/30	6,868	142,109	253,292	133,919
Teradata Corp.	USFF +0.250%	Weekly	MS	11/04/30	29,275	802,896	1,014,379	222,174
Trimble, Inc.	USFF +0.250%	Weekly	MS	11/04/30	7,505	429,874	384,106	(40,539)
Tyler Technologies, Inc.	USFF +0.250%	Weekly	MS	05/05/31	1,885	569,957	551,287	(11,919)
UiPath, Inc., Class A	USFF +0.250%	Weekly	MS	05/05/31	176,552	2,028,782	1,919,120	(87,059)
VeriSign, Inc.	USFF +0.250%	Weekly	MS	07/06/26	2,184	569,577	549,407	(12,659)
Workday, Inc., Class A	USFF +0.250%	Weekly	MS	05/05/31	2,467	288,434	302,010	17,268
Zoom Communications, Inc.	USFF +0.250%	Weekly	MS	05/05/31	12,090	1,077,615	1,043,488	(21,860)
					1,054,866	48,124,018	47,654,570	298,212
Technology Hardware & Equipment
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	01/22/30	9,791	1,129,614	1,726,349	618,081
Apple, Inc.	USFF +0.250%	Weekly	MS	08/27/26	20,818	4,817,713	6,023,896	1,315,421

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Technology Hardware & Equipment — (continued)
Arrow Electronics, Inc.	USFF +0.250%	Weekly	MS	05/05/31	3,124	$681,899	$666,693	$(7,239)
Avnet, Inc.	USFF +0.250%	Weekly	MS	05/05/31	48	4,234	4,263	633
Benchmark Electronics, Inc.	USFF +0.250%	Weekly	MS	11/04/30	4,987	277,006	492,067	220,180
Celestica, Inc. (Canada)	USFF +0.250%	Weekly	MS	05/05/31	709	246,647	258,643	15,234
Ciena Corp.	USFF +0.250%	Weekly	MS	05/05/31	2,359	1,026,971	1,157,231	166,713
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	01/22/30	16,703	1,801,610	1,961,934	186,645
Cognex Corp.	USFF +0.250%	Weekly	MS	11/04/30	2,139	75,627	154,906	81,059
Daktronics, Inc.	USFF +0.250%	Weekly	MS	07/23/30	5,917	111,179	115,737	6,399
Dell Technologies, Inc., Class C	USFF +0.250%	Weekly	MS	01/22/30	13,260	1,730,935	5,721,160	4,014,681
Diebold Nixdorf, Inc.	USFF +0.250%	Weekly	MS	07/23/30	6,966	491,873	592,249	106,339
ePlus, Inc.	USFF +0.250%	Weekly	MS	01/22/30	10	616	832	791
F5, Inc.	USFF +0.250%	Weekly	MS	07/08/27	730	217,174	303,651	89,394
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	11/04/30	61,720	2,471,436	2,784,189	348,190
HP, Inc.	USFF +0.250%	Weekly	MS	08/27/26	23,096	523,606	506,726	45,278
Jabil, Inc.	USFF +0.250%	Weekly	MS	01/12/29	1,406	281,245	541,985	264,750
Keysight Technologies, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,766	1,021,637	1,318,364	308,386
Knowles Corp.	USFF +0.250%	Weekly	MS	01/22/30	1,449	26,024	60,105	34,921
LightPath Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	13,467	167,602	220,185	55,326
Littelfuse, Inc.	USFF +0.250%	Weekly	MS	01/22/30	235	106,362	107,003	2,354
Lumentum Holdings, Inc.	USFF +0.250%	Weekly	MS	11/04/30	913	339,707	783,409	447,950
Motorola Solutions, Inc.	USFF +0.250%	Weekly	MS	11/04/30	2,184	919,703	906,993	93
Napco Security Technologies, Inc.	USFF +0.250%	Weekly	MS	11/04/30	4,001	157,680	151,958	(3,637)
NetApp, Inc.	USFF +0.250%	Weekly	MS	08/27/26	5,962	607,869	922,679	347,564
NetScout Systems, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,727	38,531	75,211	37,656
nLight, Inc.	USFF +0.250%	Weekly	MS	01/22/30	22,612	678,518	1,574,247	902,703
Novanta, Inc. (Canada)	USFF +0.250%	Weekly	MS	05/05/31	944	145,928	153,155	9,370
Ouster, Inc.	USFF +0.250%	Weekly	MS	11/04/30	2,309	56,083	144,359	89,443
PC Connection, Inc.	USFF +0.250%	Weekly	MS	05/05/31	47	3,388	3,431	637
Rogers Corp.	USFF +0.250%	Weekly	MS	01/22/30	845	61,646	138,352	77,933
Sandisk Corp.	USFF +0.250%	Weekly	MS	11/04/30	3,450	703,035	7,844,369	7,149,530
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	1,961	528,003	1,892,365	1,370,658
TE Connectivity PLC (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	2,499	505,274	503,823	4,598

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Technology Hardware & Equipment — (continued)
Teledyne Technologies, Inc.	USFF +0.250%	Weekly	MS	11/04/30	751	$480,235	$500,842	$26,504
Viasat, Inc.	USFF +0.250%	Weekly	MS	07/23/30	2,245	57,568	201,623	145,239
Viavi Solutions, Inc.	USFF +0.250%	Weekly	MS	05/05/31	2,675	128,029	127,731	1,651
Vishay Intertechnology, Inc.	USFF +0.250%	Weekly	MS	05/05/31	17,108	1,032,513	920,068	(99,334)
Vistance Networks, Inc.	USFF +0.250%	Weekly	MS	01/22/30	103,519	444,710	1,322,973	912,612
Western Digital Corp.	USFF +0.250%	Weekly	MS	07/11/28	2,091	194,539	1,335,564	1,285,013
Zebra Technologies Corp., Class A	USFF +0.250%	Weekly	MS	05/05/31	3	762	790	594
					370,546	24,294,731	44,222,110	20,580,313
Telecommunication Services
Anterix, Inc.	USFF +0.250%	Weekly	MS	05/05/31	2,085	170,311	214,630	46,727
AT&T, Inc.	USFF +0.250%	Weekly	MS	01/10/28	44,043	1,069,391	911,690	(135,690)
Bandwidth, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	5,514	302,219	349,036	50,659
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/23/30	39,076	1,031,351	959,316	(60,271)
Lumen Technologies, Inc.	USFF +0.250%	Weekly	MS	05/05/31	25,204	214,632	193,567	(19,891)
Rogers Communications, Inc., Class B (Canada)	USFF +0.250%	Weekly	MS	07/23/30	4,420	154,472	143,650	(4,351)
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	11/04/30	4,041	814,922	677,797	(120,148)
					124,383	3,757,298	3,449,686	(242,965)
Transportation
Allegiant Travel Co.	USFF +0.250%	Weekly	MS	01/22/30	15,504	1,168,934	1,823,270	667,596
CH Robinson Worldwide, Inc.	USFF +0.250%	Weekly	MS	01/22/30	1,512	169,677	284,770	120,932
CSX Corp.	USFF +0.250%	Weekly	MS	11/04/30	13,675	614,842	649,973	44,528
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7,949	472,158	744,503	285,789
Expeditors International of Washington, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,813	529,991	621,443	102,016
FedEx Corp.	USFF +0.250%	Weekly	MS	05/05/31	1,251	399,332	391,726	(1,809)
GXO Logistics, Inc.	USFF +0.250%	Weekly	MS	11/04/30	3,816	201,350	193,471	(6,551)
Heartland Express, Inc.	USFF +0.250%	Weekly	MS	05/05/31	1,245	18,686	18,949	1,024
JB Hunt Transport Services, Inc.	USFF +0.250%	Weekly	MS	07/23/30	4,236	665,718	1,226,025	573,203
Kirby Corp.	USFF +0.250%	Weekly	MS	05/05/31	274	38,260	37,256	(31)
Norfolk Southern Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,678	470,354	527,882	69,587

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Transportation — (continued)
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	07/11/28	10,018	$711,684	$722,899	$19,506
Union Pacific Corp.	USFF +0.250%	Weekly	MS	11/04/30	2,825	736,136	768,400	47,713
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	01/22/30	4,791	455,015	515,033	87,242
					72,587	6,652,137	8,525,600	2,010,745
Utilities
AES Corp. (The)	USFF +0.250%	Weekly	MS	05/05/31	2,560	37,492	37,530	1,003
Alliant Energy Corp.	USFF +0.250%	Weekly	MS	05/05/31	1,392	103,519	106,196	4,359
Ameren Corp.	USFF +0.250%	Weekly	MS	05/05/31	187	21,220	21,138	707
American Electric Power Co., Inc.	USFF +0.250%	Weekly	MS	05/05/31	1,083	137,957	148,165	29,238
American States Water Co.	USFF +0.250%	Weekly	MS	05/05/31	3,798	291,376	313,829	26,875
American Water Works Co., Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,826	229,827	240,265	14,102
Atmos Energy Corp.	USFF +0.250%	Weekly	MS	07/23/30	1,874	317,011	322,834	9,825
CenterPoint Energy, Inc.	USFF +0.250%	Weekly	MS	01/22/30	17,214	684,073	758,105	82,022
Duke Energy Corp.	USFF +0.250%	Weekly	MS	07/23/30	11,766	1,470,071	1,489,340	54,475
Entergy Corp.	USFF +0.250%	Weekly	MS	05/05/31	194	22,370	22,283	714
Evergy, Inc.	USFF +0.250%	Weekly	MS	01/22/30	3,660	302,902	316,334	16,597
FirstEnergy Corp.	USFF +0.250%	Weekly	MS	11/04/30	14,293	703,861	679,489	(29,862)
Hallador Energy Co.	USFF +0.250%	Weekly	MS	01/22/30	4,539	71,091	78,933	9,878
MDU Resources Group, Inc.	USFF +0.250%	Weekly	MS	01/22/30	2,506	40,437	53,152	17,893
National Fuel Gas Co.	USFF +0.250%	Weekly	MS	07/16/29	2,959	229,651	228,464	1,820
NiSource, Inc.	USFF +0.250%	Weekly	MS	05/05/31	208	9,957	9,890	600
OGE Energy Corp.	USFF +0.250%	Weekly	MS	11/04/30	6,982	330,161	339,744	13,728
Public Service Enterprise Group, Inc.	USFF +0.250%	Weekly	MS	05/05/31	4,009	315,292	325,370	16,102
Southern Co. (The)	USFF +0.250%	Weekly	MS	05/05/31	2,504	233,104	239,658	9,652
WEC Energy Group, Inc.	USFF +0.250%	Weekly	MS	11/04/30	2,943	331,242	343,654	16,569
					86,497	5,882,614	6,074,373	296,297

Total Reference Entity — Long						400,093,264	461,491,397	68,817,912

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Short
Automobiles & Components
Dauch Corp.	USFF -0.250%	Weekly	MS	01/21/31	(171,494)	$(1,082,855)	$(929,497)	$134,946
Dorman Products, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(13,118)	(1,554,357)	(1,789,951)	(262,265)
Fox Factory Holding Corp.	USFF -0.250%	Weekly	MS	01/12/29	(18,994)	(547,535)	(321,853)	216,629
Harley-Davidson, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(10,203)	(253,655)	(249,565)	(1,730)
Patrick Industries, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(1,844)	(169,856)	(165,554)	1,402
QuantumScape Corp.	USFF -0.250%	Weekly	MS	07/18/30	(22,716)	(258,168)	(171,733)	82,471
Rivian Automotive, Inc., Class A	USFF -0.250%	Weekly	MS	01/21/31	(109,345)	(1,688,963)	(1,897,136)	(237,202)
Tesla, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(880)	(364,092)	(370,128)	(11,856)
Thor Industries, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(4,579)	(459,417)	(344,158)	108,019
XPEL, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(485)	(22,846)	(24,056)	(1,053)
					(353,658)	(6,401,744)	(6,263,631)	29,361
Capital Goods
3M Co.	USFF -0.250%	Weekly	MS	01/21/31	(2,321)	(379,410)	(375,793)	(2,472)
Advanced Drainage Systems, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(5,578)	(790,700)	(875,523)	(98,116)
AeroVironment, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(3,292)	(727,274)	(543,410)	166,380
Alamo Group, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(4,522)	(705,443)	(743,824)	(50,181)
Allient, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(4,970)	(448,631)	(511,562)	(70,232)
Allison Transmission Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(19,994)	(2,328,763)	(2,254,124)	31,076
Ameresco, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(18,826)	(713,476)	(519,598)	181,923
American Superconductor Corp.	USFF -0.250%	Weekly	MS	01/21/31	(15,451)	(522,178)	(641,371)	(127,783)
Amprius Technologies, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(70,403)	(1,071,491)	(975,786)	77,493
Archer Aviation, Inc., Class A	USFF -0.262%	Weekly	MS	07/18/30	(85,551)	(641,227)	(404,656)	225,896
Array Technologies, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(64,047)	(465,293)	(474,588)	(16,888)
Astec Industries, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(7,645)	(390,419)	(467,798)	(85,838)
Atkore, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(7,318)	(557,970)	(556,461)	(15,880)
Boise Cascade Co.	USFF -0.250%	Weekly	MS	07/16/29	(11,714)	(1,000,136)	(909,358)	65,876
Builders FirstSource, Inc.	USFF -0.250%	Weekly	MS	08/27/26	(5,759)	(692,196)	(515,315)	165,313
Cadre Holdings, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(11,598)	(385,418)	(330,659)	45,978
Carrier Global Corp.	USFF -0.250%	Weekly	MS	01/21/31	(11,125)	(753,091)	(816,019)	(78,892)
CECO Environmental Corp.	USFF -0.530%	Weekly	MS	07/18/30	(7,034)	(435,394)	(638,265)	(217,684)
Centuri Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(56,615)	(1,662,892)	(1,712,038)	(77,717)
Crane Co.	USFF -0.250%	Weekly	MS	01/21/31	(10,498)	(1,999,391)	(2,341,789)	(377,696)
CSW Industrials, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,349)	(658,430)	(653,727)	(8,375)
DNOW, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(110,550)	(1,418,426)	(1,433,833)	(39,697)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Capital Goods — (continued)
DXP Enterprises, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(5,089)	$(651,268)	$(858,718)	$(221,015)
Eaton Corp. PLC (Ireland)	USFF -0.250%	Weekly	MS	01/21/31	(2,370)	(1,002,325)	(1,009,904)	(28,775)
Enovix Corp.	USFF -0.980%	Weekly	MS	07/18/30	(40,914)	(356,302)	(248,348)	102,271
Esab Corp.	USFF -0.250%	Weekly	MS	07/18/30	(11,668)	(1,392,626)	(1,150,815)	217,974
Eve Holding, Inc.	USFF -0.730%	Weekly	MS	07/18/30	(47,714)	(180,889)	(119,762)	58,516
Federal Signal Corp.	USFF -0.250%	Weekly	MS	01/21/31	(3,149)	(373,020)	(404,615)	(39,094)
Firefly Aerospace, Inc.	USFF -0.580%	Weekly	MS	01/21/31	(58,108)	(1,966,624)	(1,708,375)	224,356
Fluor Corp.	USFF -0.250%	Weekly	MS	01/21/31	(31,273)	(1,558,618)	(1,638,392)	(106,520)
Fortune Brands Innovations, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(1,080)	(56,875)	(59,292)	(2,852)
Franklin Electric Co., Inc.	USFF -0.250%	Weekly	MS	07/18/30	(6,784)	(681,689)	(727,177)	(60,072)
GATX Corp.	USFF -0.250%	Weekly	MS	07/11/28	(8,284)	(1,422,046)	(1,467,842)	(79,050)
General Electric Co.	USFF -0.250%	Weekly	MS	01/21/31	(9,420)	(3,134,570)	(3,520,537)	(441,973)
Gibraltar Industries, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(9,123)	(444,377)	(411,447)	25,703
Graham Corp.	USFF -0.250%	Weekly	MS	01/21/31	(142)	(17,385)	(17,578)	60
Herc Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,300)	(400,267)	(329,682)	55,551
Hillman Solutions Corp.	USFF -0.250%	Weekly	MS	07/18/30	(98,736)	(826,072)	(833,332)	(21,173)
Hubbell, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(931)	(486,492)	(487,099)	(8,581)
IES Holdings, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(1,161)	(639,163)	(852,940)	(235,628)
Ingersoll Rand, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(17,775)	(1,399,332)	(1,457,372)	(81,996)
Intuitive Machines, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(21,773)	(631,578)	(465,724)	155,348
ITT, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(15,584)	(3,138,441)	(3,081,892)	(6,694)
Karman Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(7,513)	(546,318)	(375,049)	162,257
Kratos Defense & Security Solutions, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(49,368)	(3,559,957)	(2,461,488)	1,036,665
Lennox International, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(1,085)	(601,627)	(621,651)	(32,866)
Limbach Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(7,865)	(710,913)	(605,605)	93,412
Lincoln Electric Holdings, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(2,798)	(790,407)	(742,897)	31,064
Lindsay Corp.	USFF +0.250%	Weekly	MS	07/23/30	(1,708)	(203,085)	(211,450)	(11,365)
Loar Holdings, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(2,701)	(194,941)	(217,728)	(25,643)
LSI Industries, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(6,556)	(159,571)	(174,258)	(16,948)
Masterbrand, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(45,914)	(547,975)	(472,455)	66,479
NANO Nuclear Energy, Inc.	USFF -1.730%	Weekly	MS	01/21/31	(1,185)	(26,996)	(25,051)	2,030
NuScale Power Corp.	USFF -0.250%	Weekly	MS	01/21/31	(50,871)	(569,188)	(510,236)	49,539
nVent Electric PLC (Ireland)	USFF -0.250%	Weekly	MS	01/21/31	(828)	(118,290)	(140,437)	(29,759)
Owens Corning	USFF -0.250%	Weekly	MS	01/21/31	(7,231)	(877,217)	(1,149,440)	(287,001)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Capital Goods — (continued)
Power Solutions International, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(20,632)	$(1,503,744)	$(802,378)	$675,581
Preformed Line Products Co.	USFF -0.250%	Weekly	MS	01/21/31	(2,421)	(772,589)	(993,966)	(238,832)
Primoris Services Corp.	USFF -0.250%	Weekly	MS	01/21/31	(12,211)	(1,501,295)	(1,210,354)	273,618
Quanex Building Products Corp.	USFF -0.250%	Weekly	MS	07/16/29	(15,087)	(304,255)	(280,920)	15,351
QXO, Inc.	USFF -1.880%	Weekly	MS	07/18/30	(31,216)	(642,409)	(539,412)	92,301
Resideo Technologies, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(15,533)	(562,134)	(483,076)	69,769
Shoals Technologies Group, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(192,895)	(1,822,641)	(1,909,660)	(118,390)
SPX Technologies, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(5,271)	(1,210,131)	(1,292,291)	(107,713)
StandardAero, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(33,469)	(925,630)	(1,001,058)	(91,084)
Sunrun, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(11,863)	(229,738)	(158,727)	67,544
Tennant Co.	USFF -0.250%	Weekly	MS	01/21/31	(6,213)	(469,653)	(543,886)	(83,882)
Transcat, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(1,099)	(97,569)	(101,954)	(5,536)
Voyager Technologies, Inc., Class A	USFF -0.250%	Weekly	MS	01/21/31	(6,911)	(208,398)	(222,880)	(17,575)
Watsco, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(57)	(27,910)	(23,754)	3,785
Watts Water Technologies, Inc., Class A	USFF -0.250%	Weekly	MS	01/21/31	(3,811)	(1,253,715)	(1,491,816)	(260,032)
Woodward, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(1,135)	(492,576)	(482,874)	1,970
Worthington Enterprises, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(1,875)	(102,136)	(100,800)	(391)
X-Energy, Inc.	USFF -1.530%	Weekly	MS	01/21/31	(10,913)	(218,273)	(200,363)	14,645
					(1,488,773)	(60,758,889)	(59,094,254)	527,833
Commercial & Professional Services
ABM Industries, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(5,765)	(292,898)	(255,044)	33,893
ACV Auctions, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(156,625)	(1,386,524)	(1,126,134)	233,825
Barrett Business Services, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(4,913)	(158,375)	(174,510)	(18,482)
BlackSky Technology, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(13,773)	(354,583)	(384,542)	(35,613)
Boyd Group, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/21/31	(538)	(54,140)	(50,906)	2,786
BrightView Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(37,253)	(499,007)	(527,875)	(37,104)
CACI International, Inc., Class A	USFF -0.250%	Weekly	MS	01/21/31	(934)	(486,763)	(432,685)	52,359

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Commercial & Professional Services — (continued)
Casella Waste Systems, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(416)	$(49,327)	$(40,340)	$8,681
CBIZ, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,639)	(217,753)	(84,659)	129,837
Clarivate PLC (Jersey)	USFF -0.630%	Weekly	MS	07/11/28	(128,543)	(777,230)	(277,653)	486,520
Concentrix Corp.	USFF -0.250%	Weekly	MS	01/21/31	(18,622)	(492,847)	(417,226)	65,530
CoreCivic, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(50,715)	(1,002,212)	(1,540,722)	(555,508)
CRA International, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(1,633)	(235,246)	(232,376)	(693)
Exponent, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(3,467)	(218,373)	(203,721)	10,276
GFL Environmental, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/21/31	(14,882)	(562,738)	(547,509)	6,002
HNI Corp.	USFF -0.250%	Weekly	MS	01/05/27	(39,574)	(1,446,586)	(1,599,185)	(190,671)
Huron Consulting Group, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(4,923)	(526,890)	(443,858)	74,426
ICF International, Inc.	USFF +0.250%	Weekly	MS	01/22/30	(1,526)	(145,154)	(111,184)	31,570
Insperity, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(22,867)	(1,462,991)	(944,636)	428,614
Legalzoom.com, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(19,680)	(200,456)	(120,638)	76,864
ManpowerGroup, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(18,541)	(794,142)	(626,130)	127,324
Onterris, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(196)	(3,933)	(3,961)	461
Parsons Corp.	USFF -0.250%	Weekly	MS	07/18/30	(14,413)	(1,010,649)	(755,097)	240,280
Resolute Holdings Management, Inc.	USFF -0.680%	Weekly	MS	01/21/31	(7,563)	(924,505)	(1,093,080)	(184,213)
Robert Half, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(10,320)	(322,207)	(316,824)	297
TIC Solutions, Inc.	USFF -1.080%	Weekly	MS	01/21/31	(80,644)	(634,139)	(652,410)	(28,822)
TriNet Group, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(158)	(7,927)	(7,819)	527
Verra Mobility Corp.	USFF -0.250%	Weekly	MS	01/17/30	(46,908)	(778,774)	(199,359)	566,330
Vestis Corp.	USFF -0.250%	Weekly	MS	01/12/29	(40,503)	(444,446)	(588,104)	(158,833)
					(748,534)	(15,490,815)	(13,758,187)	1,366,463
Consumer Discretionary Distribution & Retail
Abercrombie & Fitch Co., Class A	USFF -0.250%	Weekly	MS	01/21/31	(5,168)	(455,563)	(465,172)	(17,031)
Advance Auto Parts, Inc.	USFF -0.630%	Weekly	MS	01/21/31	(2,185)	(130,882)	(135,951)	(6,804)
Arhaus, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(7,726)	(60,008)	(65,053)	(5,538)
Camping World Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(14,079)	(265,098)	(107,423)	149,488
CarMax, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(72,009)	(2,891,275)	(3,808,556)	(967,372)
Carvana Co.	USFF -0.250%	Weekly	MS	01/21/31	(3,222)	(237,160)	(212,072)	21,491
Dick's Sporting Goods, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,997)	(924,130)	(906,560)	(14,990)
Etsy, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(13,782)	(1,036,429)	(1,038,198)	(19,367)
Floor & Decor Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(2,958)	(261,031)	(175,587)	81,429

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Consumer Discretionary Distribution & Retail — (continued)
Gold.com, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(8,526)	$(354,921)	$(354,767)	$(6,089)
Groupon, Inc.	USFF -1.730%	Weekly	MS	01/21/31	(6,465)	(121,699)	(155,548)	(35,423)
Pool Corp.	USFF -0.250%	Weekly	MS	01/07/27	(710)	(149,491)	(152,579)	(5,149)
Savers Value Village, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(44,789)	(498,545)	(451,921)	37,974
Sonic Automotive, Inc., Class A	USFF -0.250%	Weekly	MS	01/21/31	(10,857)	(861,430)	(920,565)	(78,049)
Tractor Supply Co.	USFF -0.250%	Weekly	MS	01/21/31	(6,757)	(372,240)	(213,589)	149,445
Upbound Group, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(17,611)	(427,057)	(373,705)	20,157
Urban Outfitters, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(27,722)	(2,049,827)	(1,964,381)	51,007
Winmark Corp.	USFF -0.250%	Weekly	MS	01/21/31	(305)	(123,889)	(129,039)	(6,762)
					(248,868)	(11,220,675)	(11,630,666)	(651,583)
Consumer Durables & Apparel
Acushnet Holdings Corp.	USFF -0.250%	Weekly	MS	01/17/30	(21,478)	(1,988,759)	(2,545,787)	(597,261)
Brunswick Corp.	USFF -0.250%	Weekly	MS	01/21/31	(3,733)	(299,463)	(314,468)	(21,478)
Cavco Industries, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(610)	(407,701)	(374,772)	25,471
Crocs, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(7,307)	(857,817)	(881,516)	(39,863)
Figs, Inc., Class A	USFF -0.250%	Weekly	MS	01/21/31	(22,598)	(274,999)	(231,178)	40,260
KB Home	USFF -0.250%	Weekly	MS	07/18/30	(4,464)	(259,106)	(279,402)	(28,430)
Kontoor Brands, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(11,969)	(905,714)	(997,496)	(116,606)
Latham Group, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(876)	(5,573)	(5,668)	366
LGI Homes, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(2,397)	(97,905)	(152,641)	(57,219)
Mattel, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(77,845)	(1,519,330)	(1,080,489)	414,188
NIKE, Inc., Class B	USFF -0.250%	Weekly	MS	07/18/30	(2,620)	(170,259)	(107,551)	58,134
PVH Corp.	USFF -0.250%	Weekly	MS	01/21/31	(1,400)	(97,727)	(103,964)	(8,060)
SharkNinja, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	01/21/31	(3,668)	(460,850)	(558,526)	(105,191)
Steven Madden Ltd.	USFF -0.250%	Weekly	MS	01/21/31	(29,268)	(1,083,133)	(1,232,183)	(181,836)
Under Armour, Inc., Class C	USFF -0.250%	Weekly	MS	01/21/31	(84,831)	(463,893)	(527,649)	(71,324)
VF Corp.	USFF -0.250%	Weekly	MS	01/21/31	(92,179)	(1,552,206)	(1,537,546)	(19,904)
Whirlpool Corp.	USFF -0.530%	Weekly	MS	01/21/31	(9,803)	(418,440)	(386,434)	25,814
					(377,046)	(10,862,875)	(11,317,270)	(682,939)
Consumer Services
Boyd Gaming Corp.	USFF -0.250%	Weekly	MS	01/21/31	(9,691)	(834,885)	(856,006)	(37,126)
Cheesecake Factory, Inc. (The)	USFF -0.250%	Weekly	MS	01/21/31	(5,976)	(403,979)	(475,331)	(78,019)
Choice Hotels International, Inc.	USFF -1.080%	Weekly	MS	01/21/31	(1,959)	(233,645)	(216,019)	13,423
Coursera, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(123,848)	(1,117,042)	(698,503)	399,529
Cracker Barrel Old Country Store, Inc.	USFF -1.180%	Weekly	MS	01/21/31	(9,608)	(300,365)	(512,106)	(226,601)
Duolingo, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(1,113)	(139,964)	(128,017)	11,352
Dutch Bros, Inc., Class A	USFF -0.250%	Weekly	MS	01/21/31	(2,653)	(141,794)	(190,512)	(51,970)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Consumer Services — (continued)
First Watch Restaurant Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(55,261)	$(865,862)	$(712,314)	$138,492
Flutter Entertainment PLC (Ireland)	USFF -0.250%	Weekly	MS	07/18/30	(4,086)	(636,474)	(417,467)	208,416
Graham Holdings Co., Class B	USFF -0.250%	Weekly	MS	01/21/31	(486)	(551,004)	(554,730)	(12,904)
Kura Sushi USA, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(3,996)	(302,380)	(230,010)	67,552
Life Time Group Holdings, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(14,543)	(486,815)	(593,936)	(115,091)
MGM Resorts International	USFF -0.250%	Weekly	MS	01/21/31	(14,123)	(691,089)	(675,221)	3,807
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/18/30	(35,889)	(822,705)	(757,617)	51,235
OneSpaWorld Holdings Ltd. (Bahamas)	USFF -0.250%	Weekly	MS	01/17/30	(30,378)	(739,585)	(857,875)	(132,299)
Red Rock Resorts, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(14,201)	(868,887)	(923,917)	(84,991)
Shake Shack, Inc., Class A	USFF -0.250%	Weekly	MS	01/21/31	(32,965)	(1,997,226)	(1,846,699)	116,098
Six Flags Entertainment Corp.	USFF -0.250%	Weekly	MS	07/16/29	(4,669)	(218,868)	(99,450)	116,143
Sweetgreen, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(34,412)	(450,320)	(303,170)	140,150
United Parks & Resorts, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(949)	(43,932)	(45,305)	(2,219)
Universal Technical Institute, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(21,114)	(764,082)	(903,046)	(151,791)
Viking Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/21/31	(10,524)	(940,349)	(1,101,547)	(177,113)
Wendy's Co. (The)	USFF -9.930%	Weekly	MS	01/21/31	(61,150)	(445,175)	(506,933)	(80,637)
Wingstop, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(2,832)	(439,874)	(491,097)	(58,371)
Wyndham Hotels & Resorts, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(7,385)	(633,281)	(621,891)	854
					(503,811)	(15,069,582)	(14,718,719)	57,919
Consumer Staples Distribution & Retail
BJ's Wholesale Club Holdings, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(21,553)	(2,054,583)	(1,879,853)	138,432
Chefs' Warehouse, Inc. (The)	USFF -0.250%	Weekly	MS	07/18/30	(4,955)	(326,631)	(476,175)	(159,839)
Grocery Outlet Holding Corp.	USFF -0.250%	Weekly	MS	01/21/31	(51,005)	(414,171)	(509,030)	(102,061)
Maplebear, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(51,001)	(2,187,032)	(2,414,897)	(265,619)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Consumer Staples Distribution & Retail — (continued)
Natural Grocers by Vitamin Cottage, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(240)	$(7,650)	$(7,445)	$629
PriceSmart, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(3,492)	(535,916)	(682,127)	(156,315)
US Foods Holding Corp.	USFF -0.250%	Weekly	MS	01/21/31	(4,682)	(435,588)	(478,734)	(50,219)
					(136,928)	(5,961,571)	(6,448,261)	(594,992)
Energy
Antero Resources Corp.	USFF -0.250%	Weekly	MS	01/21/31	(35,290)	(1,369,726)	(1,240,091)	108,451
Atlas Energy Solutions, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(23,812)	(465,120)	(395,517)	37,599
BKV Corp.	USFF -0.250%	Weekly	MS	01/21/31	(27,755)	(738,069)	(759,377)	(33,681)
Borr Drilling Ltd. (Bermuda)	USFF -0.265%	Weekly	MS	01/21/31	(235,292)	(1,125,999)	(971,756)	135,076
BW LPG Ltd. (Singapore)	USFF -0.780%	Weekly	MS	01/17/30	(7,323)	(107,327)	(127,640)	(36,570)
Cactus, Inc., Class A	USFF -0.250%	Weekly	MS	01/21/31	(27,673)	(1,605,946)	(1,417,688)	158,299
California Resources Corp.	USFF -0.250%	Weekly	MS	01/21/31	(32,008)	(1,891,102)	(1,692,263)	160,005
Canadian Natural Resources Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/21/31	(22,283)	(1,065,375)	(880,178)	165,288
Cenovus Energy, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/21/31	(17,225)	(448,664)	(427,352)	11,400
Cheniere Energy, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(15,190)	(3,648,283)	(3,630,562)	(48,737)
Comstock Resources, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(55,246)	(765,935)	(824,270)	(71,195)
Crescent Energy Co., Class A	USFF -0.250%	Weekly	MS	08/27/26	(37,590)	(507,033)	(369,134)	129,575
Denison Mines Corp. (Canada)	USFF -0.260%	Weekly	MS	01/21/31	(440,892)	(1,417,069)	(1,349,130)	43,673
Enbridge, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/21/31	(9,245)	(522,292)	(501,171)	11,658
Enerflex Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/21/31	(7,247)	(198,556)	(177,624)	18,092
Excelerate Energy, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(15,353)	(433,371)	(583,260)	(158,533)
FLEX LNG Ltd. (Bermuda)	USFF -2.230%	Weekly	MS	01/21/31	(4,524)	(137,255)	(126,943)	3,010
Flowco Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/21/31	(27,797)	(667,826)	(593,188)	62,807
Helmerich & Payne, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(6,196)	(207,205)	(202,857)	(542)
Kinetik Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(7,183)	(273,188)	(347,226)	(163,748)
Liberty Energy, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(14,846)	(490,652)	(388,817)	92,444
Magnolia Oil & Gas Corp., Class A	USFF -0.250%	Weekly	MS	01/21/31	(41,661)	(1,188,546)	(1,065,688)	101,381

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Energy — (continued)
Matador Resources Co.	USFF -0.250%	Weekly	MS	07/16/29	(65,431)	$(3,684,305)	$(3,257,155)	$336,020
NextDecade Corp.	USFF -0.530%	Weekly	MS	01/12/29	(119,779)	(961,093)	(903,134)	41,681
Northern Oil & Gas, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(14,876)	(306,429)	(269,999)	24,925
Okeanis Eco Tankers Corp. (Marshall Islands)	USFF -1.830%	Weekly	MS	01/21/31	(8,841)	(448,623)	(443,111)	(5,435)
Ovintiv, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(60,541)	(3,465,335)	(3,187,484)	203,402
Par Pacific Holdings, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(21,547)	(1,368,361)	(1,208,356)	136,593
Peabody Energy Corp.	USFF -0.250%	Weekly	MS	01/21/31	(17,499)	(433,808)	(404,577)	21,661
Permian Resources Corp., Class A	USFF -0.250%	Weekly	MS	01/21/31	(120,426)	(2,425,249)	(2,217,043)	166,270
Phillips 66	USFF -0.250%	Weekly	MS	01/21/31	(4,744)	(844,140)	(801,973)	22,066
Precision Drilling Corp. (Canada)	USFF -0.250%	Weekly	MS	01/21/31	(5,964)	(547,188)	(457,200)	80,960
ProPetro Holding Corp.	USFF -0.250%	Weekly	MS	07/11/28	(195,585)	(2,720,535)	(2,804,689)	(131,254)
RPC, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(17,937)	(114,120)	(104,573)	8,106
Sable Offshore Corp.	USFF -0.250%	Weekly	MS	07/18/30	(47,423)	(513,667)	(146,063)	359,164
Seadrill Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/21/31	(6,918)	(307,250)	(261,639)	41,897
Select Water Solutions, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(29,311)	(331,556)	(585,634)	(274,007)
SM Energy Co.	USFF -0.250%	Weekly	MS	01/21/31	(116,801)	(3,543,153)	(3,048,506)	416,766
Solaris Energy Infrastructure, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(6,332)	(479,208)	(509,473)	(38,589)
Talos Energy, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(33,356)	(510,394)	(430,626)	71,811
Targa Resources Corp.	USFF -0.250%	Weekly	MS	01/21/31	(8,402)	(2,217,226)	(2,252,912)	(73,969)
TETRA Technologies, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(111,796)	(1,080,164)	(1,266,649)	(204,849)
Uranium Energy Corp.	USFF -0.250%	Weekly	MS	01/21/31	(7,494)	(79,831)	(79,886)	(895)
Valaris Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/21/31	(24,942)	(2,399,826)	(1,810,789)	549,316
Venture Global, Inc., Class A	USFF -0.250%	Weekly	MS	01/21/31	(9,165)	(102,668)	(102,006)	(579)
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	01/21/31	(8,410)	(641,677)	(625,199)	1,153
					(2,175,151)	(48,800,345)	(45,250,408)	2,477,966
Financial Services
Bullish (Cayman Islands)	USFF -0.880%	Weekly	MS	01/21/31	(3,446)	(81,824)	(80,740)	209
Coinbase Global, Inc., Class A	USFF -0.250%	Weekly	MS	01/21/31	(24,871)	(4,554,273)	(3,635,891)	839,159
Payoneer Global, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(103,696)	(641,069)	(738,316)	(107,918)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Financial Services — (continued)
Sezzle, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(3,482)	$(345,082)	$(597,616)	$(258,020)
Shift4 Payments, Inc., Class A	USFF -1.180%	Weekly	MS	01/21/31	(976)	(47,175)	(47,473)	(566)
Toast, Inc., Class A	USFF -0.250%	Weekly	MS	01/21/31	(4,993)	(139,355)	(138,905)	(1,433)
					(141,464)	(5,808,778)	(5,238,941)	471,431
Food, Beverage & Tobacco
Bunge Global SA (Switzerland)	USFF -0.250%	Weekly	MS	07/16/29	(4,816)	(559,153)	(514,012)	30,385
Cal-Maine Foods, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(4,570)	(375,649)	(368,159)	(470)
Celsius Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(23,840)	(1,282,857)	(698,035)	562,907
Lamb Weston Holdings, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(14,021)	(629,188)	(605,427)	8,534
McCormick & Co., Inc., non-voting shares	USFF -0.250%	Weekly	MS	01/21/31	(28,639)	(1,530,367)	(1,443,978)	52,634
Pilgrim's Pride Corp.	USFF -0.250%	Weekly	MS	01/21/31	(7,379)	(318,829)	(207,424)	106,378
Post Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(175)	(19,849)	(15,445)	4,614
Primo Brands Corp.	USFF -0.250%	Weekly	MS	01/17/30	(52,088)	(1,535,507)	(1,273,031)	213,170
Simply Good Foods Co. (The)	USFF -0.250%	Weekly	MS	01/21/31	(3,306)	(43,963)	(43,904)	(153)
Turning Point Brands, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(8,300)	(707,107)	(703,923)	(9,202)
Universal Corp.	USFF -0.250%	Weekly	MS	01/21/31	(2,169)	(115,820)	(113,157)	(551)
Utz Brands, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(25,068)	(331,576)	(193,024)	128,273
					(174,371)	(7,449,865)	(6,179,519)	1,096,519
Health Care Equipment & Services
Abbott Laboratories	USFF -0.250%	Weekly	MS	01/21/31	(4,568)	(430,574)	(414,500)	13,707
Acadia Healthcare Co., Inc.	USFF -0.250%	Weekly	MS	01/10/28	(9,157)	(705,257)	(270,406)	423,054
AdaptHealth Corp.	USFF -0.250%	Weekly	MS	01/21/31	(38,542)	(456,225)	(401,608)	47,183
Alphatec Holdings, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(65,509)	(518,028)	(566,653)	(57,143)
Artivion, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(6,533)	(239,083)	(146,796)	88,656
Astrana Health, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(9,382)	(299,321)	(435,419)	(140,783)
Avanos Medical, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(12,150)	(300,060)	(302,292)	(6,966)
Axogen, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(6,227)	(220,546)	(287,625)	(75,794)
Bausch + Lomb Corp. (Canada)	USFF -0.830%	Weekly	MS	07/18/30	(7,875)	(118,099)	(130,410)	(14,093)
Baxter International, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(26,848)	(465,409)	(572,399)	(114,852)
Ceribell, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(109)	(2,116)	(2,120)	516
Certara, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(21,330)	(124,731)	(139,711)	(16,607)
DENTSPLY SIRONA, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(239,718)	(3,008,490)	(2,543,408)	381,526
Edwards Lifesciences Corp.	USFF -0.250%	Weekly	MS	01/21/31	(1,378)	(118,419)	(124,654)	(7,751)
Enovis Corp.	USFF -0.250%	Weekly	MS	01/12/29	(528)	(27,869)	(10,930)	17,009
Envista Holdings Corp.	USFF -0.250%	Weekly	MS	01/21/31	(25,008)	(654,583)	(658,961)	(15,287)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Health Care Equipment & Services — (continued)
GeneDx Holdings Corp.	USFF -0.250%	Weekly	MS	01/21/31	(51,362)	$(3,039,467)	$(3,526,001)	$(539,221)
GoodRx Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(61,836)	(237,226)	(178,088)	55,541
Haemonetics Corp.	USFF -0.250%	Weekly	MS	01/21/31	(6,451)	(465,567)	(483,825)	(27,871)
Henry Schein, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(8,399)	(638,488)	(701,484)	(73,624)
Hims & Hers Health, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(20,673)	(770,299)	(716,733)	40,630
Inspire Medical Systems, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(23,482)	(1,626,460)	(1,047,532)	550,994
Integer Holdings Corp.	USFF -0.250%	Weekly	MS	07/18/30	(7,150)	(698,877)	(668,167)	18,383
Integra LifeSciences Holdings Corp.	USFF -0.250%	Weekly	MS	07/11/28	(51,325)	(1,274,782)	(921,797)	329,419
Lumexa Imaging Holdings, Inc.	USFF -0.630%	Weekly	MS	01/21/31	(10,752)	(93,676)	(121,283)	(28,689)
Merit Medical Systems, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(1,612)	(112,837)	(111,776)	(357)
Molina Healthcare, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(3,343)	(670,329)	(764,544)	(105,400)
NeoGenomics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(35,974)	(340,975)	(524,861)	(196,269)
Novocure Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/10/28	(40,223)	(934,794)	(609,378)	308,743
Option Care Health, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(30,876)	(920,903)	(647,470)	257,851
Pennant Group, Inc. (The)	USFF -0.250%	Weekly	MS	01/21/31	(4,387)	(142,493)	(162,100)	(21,895)
Phreesia, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(48,414)	(827,663)	(498,180)	315,896
Procept Biorobotics Corp.	USFF -0.250%	Weekly	MS	07/18/30	(19,798)	(616,934)	(447,039)	159,646
QuidelOrtho Corp.	USFF -0.250%	Weekly	MS	07/06/26	(25,412)	(498,469)	(445,091)	45,203
RadNet, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(15,752)	(854,318)	(971,426)	(131,516)
Select Medical Holdings Corp.	USFF -0.250%	Weekly	MS	01/21/31	(24,413)	(400,523)	(403,059)	389,942
Sonida Senior Living, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(16,201)	(580,609)	(661,001)	(90,004)
Surgery Partners, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(5,395)	(175,625)	(90,636)	86,864
Tandem Diabetes Care, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(42,577)	(638,539)	(642,487)	(14,576)
TransMedics Group, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(5,837)	(421,621)	(387,694)	27,100
UFP Technologies, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(184)	(47,600)	(48,784)	(1,460)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Health Care Equipment & Services — (continued)
US Physical Therapy, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(4,170)	$(264,937)	$(286,396)	$(26,132)
Zimmer Biomet Holdings, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(30,557)	(2,567,148)	(2,630,652)	(127,232)
					(1,071,417)	(27,549,969)	(25,705,376)	1,724,341
Household & Personal Products
BellRing Brands, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(39,768)	(466,953)	(514,598)	(55,267)
Edgewell Personal Care Co.	USFF -0.250%	Weekly	MS	01/17/30	(25,443)	(699,868)	(683,399)	(14,230)
elf Beauty, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(2,029)	(278,025)	(150,146)	123,567
Oddity Tech Ltd., Class A (Israel)	USFF -2.130%	Weekly	MS	07/18/30	(15,978)	(296,788)	(241,747)	50,400
WD-40 Co.	USFF -0.250%	Weekly	MS	01/21/31	(1,138)	(277,743)	(277,262)	(4,570)
					(84,356)	(2,019,377)	(1,867,152)	99,900
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(2,810)	(846,475)	(823,836)	8,565
Amrize Ltd. (Switzerland)	USFF -0.250%	Weekly	MS	01/21/31	(11,536)	(606,157)	(614,869)	(19,589)
AptarGroup, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(1,162)	(167,396)	(145,482)	19,531
ASP Isotopes, Inc.	USFF -1.830%	Weekly	MS	01/21/31	(11,642)	(77,168)	(72,413)	3,960
Avino Silver & Gold Mines Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/21/31	(1,735)	(16,887)	(11,000)	6,149
Axalta Coating Systems Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/21/31	(8,444)	(288,489)	(288,954)	(5,023)
Ball Corp.	USFF -0.250%	Weekly	MS	01/21/31	(41,762)	(2,352,787)	(2,605,949)	(299,685)
Century Aluminum Co.	USFF -0.250%	Weekly	MS	07/18/30	(24,187)	(1,246,109)	(1,112,844)	111,994
Chemours Co. (The)	USFF -0.250%	Weekly	MS	01/21/31	(17,278)	(466,022)	(354,545)	105,042
Coeur Mining, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(133,733)	(2,533,160)	(2,182,523)	308,640
Collective Mining Ltd. (Canada)	USFF -3.930%	Weekly	MS	01/21/31	(183)	(2,545)	(2,242)	816
Commercial Metals Co.	USFF -0.250%	Weekly	MS	01/21/31	(15,027)	(1,029,022)	(942,944)	69,940
Crown Holdings, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(6,265)	(657,958)	(700,552)	(54,308)
Dow, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(19,033)	(947,193)	(520,743)	345,754
Eagle Materials, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,916)	(896,946)	(881,100)	(1,920)
Ecolab, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(4,883)	(1,334,312)	(1,360,453)	(49,549)
Element Solutions, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(47,406)	(2,048,024)	(2,263,636)	(255,704)
Elemental Royalty Corp. (Canada)	USFF -9.030%	Weekly	MS	01/21/31	(976)	(15,485)	(17,041)	(1,296)
ERO Copper Corp. (Canada)	USFF -0.250%	Weekly	MS	01/21/31	(4,198)	(117,138)	(112,296)	3,347
Flotek Industries, Inc.	USFF -0.580%	Weekly	MS	01/21/31	(3,423)	(75,930)	(80,509)	(5,351)
FMC Corp.	USFF -0.250%	Weekly	MS	01/07/27	(18,758)	(568,130)	(215,717)	330,571

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Materials — (continued)
Gold Royalty Corp. (Canada)	USFF -0.250%	Weekly	MS	01/21/31	(72,937)	$(260,822)	$(201,306)	$55,622
Graphic Packaging Holding Co.	USFF -0.250%	Weekly	MS	07/16/29	(23,753)	(601,761)	(251,069)	327,872
Hawkins, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,011)	(322,614)	(285,763)	30,981
HB Fuller Co.	USFF -0.250%	Weekly	MS	01/21/31	(4,234)	(268,246)	(246,800)	16,698
Highlander Silver Corp. (Canada)	USFF -1.736%	Weekly	MS	01/21/31	(418)	(1,894)	(1,948)	471
Hycroft Mining Holding Corp., Class A	USFF -0.580%	Weekly	MS	01/21/31	(20,588)	(693,508)	(481,759)	200,158
i-80 Gold Corp. (Canada)	USFF -0.250%	Weekly	MS	01/21/31	(168,743)	(252,175)	(242,990)	5,228
Innospec, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(5,786)	(485,081)	(470,923)	(2,273)
International Paper Co.	USFF -0.250%	Weekly	MS	01/17/30	(6,253)	(335,983)	(238,239)	80,847
Knife River Corp.	USFF -0.250%	Weekly	MS	01/17/30	(3,014)	(292,811)	(252,121)	36,118
Lithium Americas Corp. (Canada)	USFF -0.265%	Weekly	MS	07/18/30	(519,859)	(2,490,796)	(2,001,457)	446,264
Louisiana-Pacific Corp.	USFF -0.250%	Weekly	MS	07/18/30	(8,688)	(695,784)	(683,398)	(3,900)
Martin Marietta Materials, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(1,360)	(824,846)	(784,312)	25,608
Materion Corp.	USFF -0.250%	Weekly	MS	01/21/31	(2,427)	(572,485)	(721,766)	(158,912)
Metallus, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(746)	(14,427)	(13,943)	789
Methanex Corp. (Canada)	USFF -0.250%	Weekly	MS	07/18/30	(6,414)	(342,222)	(296,006)	38,406
Minerals Technologies, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(1,513)	(109,469)	(111,917)	(4,242)
Mosaic Co. (The)	USFF -0.250%	Weekly	MS	07/18/30	(46,701)	(1,366,517)	(989,594)	337,497
NewMarket Corp.	USFF -0.250%	Weekly	MS	07/08/27	(668)	(446,394)	(528,548)	(98,730)
NioCorp Developments Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/21/31	(40,830)	(222,400)	(196,801)	22,266
O-I Glass, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(46,425)	(413,390)	(447,073)	(40,366)
Orla Mining Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/18/30	(11,130)	(151,788)	(108,963)	40,522
Osisko Development Corp. (Canada)	USFF -2.130%	Weekly	MS	01/21/31	(748)	(1,824)	(1,840)	510
Packaging Corp. of America	USFF -0.250%	Weekly	MS	01/21/31	(821)	(187,286)	(195,628)	(13,844)
Perimeter Solutions, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(70,424)	(2,247,533)	(2,510,616)	(304,443)
Quaker Chemical Corp.	USFF -0.250%	Weekly	MS	07/18/30	(1,678)	(243,701)	(266,584)	(28,636)
Ramaco Resources, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(37,550)	(951,868)	(496,786)	438,965
Royal Gold, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(15,830)	(4,164,446)	(3,159,826)	926,827
Ryerson Holding Corp.	USFF -0.250%	Weekly	MS	01/21/31	(8,761)	(236,400)	(215,608)	16,316

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Materials — (continued)
Sensient Technologies Corp.	USFF -0.250%	Weekly	MS	01/21/31	(4,649)	$(491,311)	$(573,175)	$(97,350)
Sherwin-Williams Co. (The)	USFF -0.250%	Weekly	MS	01/21/31	(4,883)	(1,654,216)	(1,681,315)	(55,518)
Silgan Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(3,702)	(204,739)	(171,736)	26,198
Skeena Resources Ltd. (Canada)	USFF -0.250%	Weekly	MS	07/18/30	(23,535)	(645,886)	(627,443)	7,686
Smurfit Westrock PLC (Ireland)	USFF -0.250%	Weekly	MS	01/21/31	(3,587)	(164,613)	(165,935)	(4,020)
Sonoco Products Co.	USFF -0.250%	Weekly	MS	01/21/31	(4,185)	(216,163)	(235,825)	(22,891)
Stepan Co.	USFF -0.250%	Weekly	MS	01/21/31	(2,581)	(153,794)	(143,813)	5,577
Sylvamo Corp.	USFF -0.250%	Weekly	MS	07/18/30	(7,663)	(333,930)	(289,661)	33,939
TMC the metals Co., Inc. (Canada)	USFF -0.275%	Weekly	MS	01/21/31	(30,320)	(142,839)	(134,318)	6,577
Tronox Holdings PLC (United Kingdom)	USFF -0.250%	Weekly	MS	01/12/29	(115,979)	(907,389)	(730,668)	142,511
United States Antimony Corp.	USFF -1.730%	Weekly	MS	07/18/30	(72,492)	(459,626)	(526,292)	(74,160)
USA Rare Earth, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(18,704)	(392,847)	(403,632)	(17,109)
Vizsla Silver Corp. (Canada)	USFF -0.554%	Weekly	MS	01/21/31	(248,861)	(830,971)	(821,241)	(4,269)
Warrior Met Coal, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(768)	(62,134)	(62,331)	(727)
West Fraser Timber Co. Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/17/30	(2,179)	(154,802)	(147,496)	2,699
Westlake Corp.	USFF -0.250%	Weekly	MS	01/21/31	(22,790)	(1,935,138)	(1,663,670)	235,807
Worthington Steel, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(5,407)	(181,261)	(181,567)	(5,503)
					(2,080,952)	(44,423,463)	(40,273,350)	3,193,950
Media & Entertainment
Cinemark Holdings, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(44,802)	(1,385,425)	(1,421,567)	(67,008)
Clear Channel Outdoor Holdings, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(42,085)	(100,430)	(101,846)	(2,631)
Ibotta, Inc., Class A	USFF -0.780%	Weekly	MS	01/17/30	(5,525)	(272,717)	(188,734)	80,175
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(3,911)	(634,932)	(716,143)	(94,204)
Magnite, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(28,141)	(502,799)	(534,116)	(39,567)
Nexstar Media Group, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(9,083)	(1,590,040)	(1,622,133)	(59,389)
Paramount Skydance Corp., Class B	USFF -0.980%	Weekly	MS	01/21/31	(20,203)	(218,565)	(199,202)	15,654
People, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(30,917)	(1,272,460)	(1,427,129)	(176,401)
QuinStreet, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(2,283)	(31,679)	(33,446)	(1,764)
ROBLOX Corp., Class A	USFF -0.250%	Weekly	MS	07/18/30	(22,812)	(1,344,384)	(1,240,517)	66,446
Stubhub Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/21/31	(28,803)	(213,531)	(370,695)	(166,619)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Media & Entertainment — (continued)
Trade Desk, Inc. (The), Class A	USFF -0.250%	Weekly	MS	07/18/30	(18,012)	$(808,795)	$(325,657)	$469,527
TripAdvisor, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(36,139)	(399,923)	(495,466)	(101,991)
Webtoon Entertainment, Inc.	USFF -4.330%	Weekly	MS	07/18/30	(11,332)	(147,657)	(129,411)	16,217
ZoomInfo Technologies, Inc.	USFF -0.257%	Weekly	MS	07/18/30	(7,357)	(89,897)	(21,556)	67,324
					(311,405)	(9,013,234)	(8,827,618)	5,769
Pharmaceuticals, Biotechnology & Life Sciences
AbCellera Biologics, Inc. (Canada)	USFF -5.480%	Weekly	MS	07/11/28	(22,585)	(115,872)	(177,292)	(70,033)
ACADIA Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(29,338)	(648,913)	(742,251)	(104,148)
ADMA Biologics, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(14,460)	(272,314)	(121,030)	147,071
Alkermes PLC (Ireland)	USFF -0.250%	Weekly	MS	01/21/31	(34,437)	(1,296,588)	(1,804,327)	(529,894)
Amneal Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(32,031)	(525,539)	(554,457)	(37,566)
Arrowhead Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(5,586)	(435,374)	(455,315)	(30,785)
Avantor, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(125,833)	(1,172,836)	(1,245,747)	(94,692)
Azenta, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(897)	(22,576)	(22,891)	(143)
Bio-Rad Laboratories, Inc., Class A	USFF -0.250%	Weekly	MS	01/21/31	(1,780)	(544,093)	(522,626)	12,551
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	01/21/31	(2,408)	(170,408)	(170,125)	(2,145)
Capricor Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(176)	(4,229)	(4,238)	474
Charles River Laboratories International, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(750)	(169,463)	(170,092)	(3,040)
Corcept Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(18,669)	(1,425,760)	(1,623,270)	(241,559)
Corvus Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(9,431)	(136,033)	(140,899)	(8,982)
Crinetics Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(12,072)	(553,501)	(451,734)	92,629
CytomX Therapeutics, Inc.	USFF -0.236%	Weekly	MS	01/21/31	(1,324)	(10,232)	(4,965)	5,646
EyePoint, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(81,852)	(1,124,438)	(1,170,484)	(65,185)
Geron Corp.	USFF -0.250%	Weekly	MS	01/21/31	(237,004)	(295,953)	(303,365)	(12,038)
Harrow, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(4,747)	(176,426)	(201,605)	(27,712)
Insmed, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(176)	(18,254)	(18,765)	(2,404)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Maze Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(10,911)	$(304,395)	$(325,584)	$(26,825)
MBX Biosciences, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(2,146)	(65,731)	(118,459)	(59,080)
Medpace Holdings, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(1,640)	(839,043)	(868,528)	(43,625)
Mettler-Toledo International, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(651)	(796,090)	(831,659)	(48,957)
Ocular Therapeutix, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(66,955)	(736,883)	(657,498)	66,824
Olema Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(296)	(2,971)	(3,703)	(792)
Organon & Co.	USFF -0.250%	Weekly	MS	07/18/30	(64,076)	(669,398)	(867,589)	(225,416)
Pacira BioSciences, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(24,445)	(591,127)	(620,170)	(38,840)
Perrigo Co. PLC (Ireland)	USFF -0.250%	Weekly	MS	07/18/30	(30,961)	(438,796)	(321,685)	87,804
Personalis, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(7,669)	(74,182)	(102,765)	(30,940)
Phibro Animal Health Corp., Class A	USFF -0.250%	Weekly	MS	01/21/31	(6,781)	(225,236)	(212,923)	8,505
Prestige Consumer Healthcare, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(2,648)	(183,345)	(125,171)	55,520
PTC Therapeutics, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(9,217)	(674,538)	(751,831)	(95,130)
QIAGEN NV (Netherlands)	USFF -0.250%	Weekly	MS	01/21/31	(3,833)	(188,946)	(149,870)	36,324
Repligen Corp.	USFF -0.250%	Weekly	MS	01/21/31	(1,817)	(244,483)	(247,911)	(7,202)
Sotera Health Co.	USFF -0.250%	Weekly	MS	01/21/31	(19,405)	(301,596)	(344,439)	(47,568)
Stoke Therapeutics, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(15,885)	(544,034)	(519,757)	15,125
Tempus AI, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(8,011)	(572,559)	(464,077)	99,009
Vaxcyte, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(8,359)	(416,907)	(485,909)	(80,104)
Vertex Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(529)	(262,282)	(262,770)	(4,525)
Waters Corp.	USFF -0.250%	Weekly	MS	01/21/31	(7,406)	(2,577,436)	(2,777,546)	(264,236)
WaVe Life Sciences Ltd. (Singapore)	USFF -0.250%	Weekly	MS	01/21/31	(35,371)	(321,954)	(205,505)	111,366
Zymeworks, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(4,052)	(96,919)	(105,919)	(10,140)
					(968,620)	(20,247,653)	(21,276,746)	(1,474,858)
Semiconductors & Semiconductor Equipment
ACM Research, Inc., Class A	USFF -0.250%	Weekly	MS	01/21/31	(3,590)	(202,556)	(455,535)	(307,719)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Semiconductors & Semiconductor Equipment — (continued)
Alpha & Omega Semiconductor Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/16/29	(12,951)	$(467,490)	$(612,971)	$(153,112)
Ambarella, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	07/18/30	(19,942)	(1,283,583)	(1,711,024)	(449,368)
Astera Labs, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(2,704)	(1,173,666)	(1,306,086)	(152,422)
Axcelis Technologies, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(2,685)	(305,951)	(508,673)	(207,524)
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(13,263)	(544,584)	(653,070)	(117,468)
indie Semiconductor, Inc., Class A	USFF -2.008%	Weekly	MS	01/21/31	(11,135)	(43,234)	(49,996)	(6,962)
Onto Innovation, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(2,019)	(608,609)	(764,091)	(165,585)
Penguin Solutions, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(3,514)	(121,969)	(267,099)	(146,709)
Photronics, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(7,610)	(347,732)	(247,553)	94,645
Power Integrations, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(3,210)	(195,225)	(268,870)	(84,782)
Rambus, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(5,736)	(893,432)	(761,397)	129,130
Silicon Laboratories, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(1,839)	(402,118)	(401,932)	(6,300)
Teradyne, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(2,155)	(949,082)	(1,042,675)	(109,661)
Ultra Clean Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(19,253)	(1,391,148)	(2,745,285)	(1,440,661)
Veeco Instruments, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(5,335)	(265,751)	(404,393)	(142,740)
					(116,941)	(9,196,130)	(12,200,650)	(3,267,238)
Software & Services
A10 Networks, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(10,668)	(294,749)	(398,556)	(108,845)
ACI Worldwide, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(15,161)	(682,284)	(762,447)	(91,557)
Adeia, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(16,587)	(415,644)	(546,210)	(138,278)
Alkami Technology, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(9,610)	(207,336)	(174,133)	30,129
Applied Digital Corp.	USFF -0.250%	Weekly	MS	07/18/30	(3,855)	(141,395)	(143,791)	(4,316)
BlackLine, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(3,940)	(224,738)	(110,596)	110,763
Braze, Inc., Class A	USFF -0.250%	Weekly	MS	01/21/31	(5,021)	(100,418)	(108,905)	(9,689)
C3.ai, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(52,463)	(616,490)	(476,889)	129,360
Cadence Design Systems, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(1,321)	(531,860)	(495,798)	28,732
Circle Internet Group, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(8,067)	(1,047,869)	(505,236)	524,834
Cloudflare, Inc., Class A	USFF -0.250%	Weekly	MS	01/21/31	(2,510)	(580,243)	(615,653)	(45,017)
Commvault Systems, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(10,125)	(1,003,386)	(1,435,016)	(448,649)
CoreWeave, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(38,637)	(4,347,345)	(3,845,927)	425,820
DigitalOcean Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(905)	(49,582)	(142,112)	(92,840)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Software & Services — (continued)
Dolby Laboratories, Inc., Class A	USFF -0.250%	Weekly	MS	01/21/31	(4,744)	$(272,619)	$(249,440)	$17,973
DoubleVerify Holdings, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(89,778)	(966,920)	(973,194)	(22,654)
D-Wave Quantum, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(22,735)	(521,757)	(545,413)	(32,238)
DXC Technology Co.	USFF -0.250%	Weekly	MS	07/18/30	(77,943)	(1,062,201)	(689,796)	354,356
Dynatrace, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(14,736)	(652,603)	(647,058)	(5,329)
Elastic NV (Netherlands)	USFF -0.250%	Weekly	MS	07/18/30	(16,172)	(1,229,275)	(922,127)	286,171
Figma, Inc., Class A	USFF -0.250%	Weekly	MS	01/21/31	(28,263)	(549,411)	(511,278)	28,543
Gitlab, Inc., Class A	USFF -0.250%	Weekly	MS	07/18/30	(16,098)	(676,553)	(491,472)	173,787
Hive Digital Technologies Ltd. (Canada)	USFF -2.855%	Weekly	MS	07/18/30	(163,644)	(549,972)	(595,664)	(54,769)
Intapp, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(41,119)	(957,078)	(1,036,610)	(97,071)
Karooooo Ltd. (Singapore)	USFF -1.980%	Weekly	MS	01/21/31	(531)	(25,147)	(26,210)	(945)
Klaviyo, Inc., Class A	USFF -0.250%	Weekly	MS	01/21/31	(44,500)	(620,388)	(671,950)	(61,872)
Life360, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(7,950)	(348,608)	(440,112)	(97,053)
Lightspeed Commerce, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(21,125)	(666,124)	(221,601)	433,873
Mitek Systems, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(13,363)	(233,008)	(268,997)	(39,513)
PagerDuty, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(14,746)	(140,934)	(142,299)	(3,424)
Palo Alto Networks, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(7,439)	(1,986,760)	(2,536,848)	(842,287)
PAR Technology Corp.	USFF -0.250%	Weekly	MS	07/18/30	(3,474)	(150,610)	(60,517)	88,013
Pegasystems, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(40,876)	(1,503,372)	(1,225,054)	260,767
Progress Software Corp.	USFF -0.250%	Weekly	MS	01/21/31	(944)	(31,790)	(31,700)	91
Quantum Computing, Inc.	USFF -4.430%	Weekly	MS	07/18/30	(23,244)	(368,092)	(225,467)	136,735
Red Violet, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(89)	(5,614)	(5,671)	403
SailPoint, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(150,671)	(1,918,236)	(2,205,823)	(320,633)
Shopify, Inc., Class A (Canada)	USFF -0.250%	Weekly	MS	01/21/31	(7,083)	(845,242)	(808,737)	22,487
SoundHound AI, Inc., Class A	USFF -10.180%	Weekly	MS	01/21/31	(23,331)	(151,333)	(150,952)	(1,711)
SPS Commerce, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(9,161)	(1,011,965)	(523,734)	471,061
Terawulf, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(31,187)	(384,826)	(770,319)	(391,677)
Varonis Systems, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(31,558)	(1,101,702)	(1,324,174)	(256,365)
Vertex, Inc., Class A	USFF -0.250%	Weekly	MS	01/17/30	(111,225)	(2,786,291)	(1,276,863)	1,461,707
Whitefiber, Inc. (Cayman Islands)	USFF -3.980%	Weekly	MS	01/21/31	(911)	(33,573)	(35,392)	(1,849)
Zscaler, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(7,267)	(1,713,591)	(1,025,737)	658,394
					(1,204,777)	(33,708,934)	(30,401,478)	2,475,418

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Technology Hardware & Equipment
ADTRAN Holdings, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(16,046)	$(161,559)	$(223,039)	$(66,928)
Advanced Energy Industries, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(6,313)	(2,217,250)	(2,353,928)	(175,291)
Aeva Technologies, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(29,586)	(483,614)	(849,710)	(374,330)
Applied Optoelectronics, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(5,719)	(1,020,475)	(847,327)	155,830
Badger Meter, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(376)	(53,457)	(55,791)	(2,712)
Belden, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(6,978)	(812,780)	(836,732)	(37,766)
CDW Corp.	USFF -0.250%	Weekly	MS	01/21/31	(4,205)	(571,476)	(591,391)	(29,368)
Coherent Corp.	USFF -0.250%	Weekly	MS	01/21/31	(1,959)	(749,177)	(772,767)	(36,155)
Crane NXT Co.	USFF -0.250%	Weekly	MS	01/21/31	(6,013)	(258,025)	(307,625)	(54,184)
Extreme Networks, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(37,460)	(732,157)	(1,212,580)	(503,380)
GPGI, Inc., Class A	USFF -0.530%	Weekly	MS	01/21/31	(26,572)	(337,056)	(421,166)	(89,457)
Insight Enterprises, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(5,387)	(613,119)	(656,137)	(54,258)
Mirion Technologies, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(28,784)	(534,292)	(516,097)	9,393
NETGEAR, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(6,060)	(168,027)	(141,501)	24,141
OSI Systems, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(2,336)	(605,028)	(510,883)	84,104
Ralliant Corp.	USFF -0.250%	Weekly	MS	01/21/31	(10,818)	(501,815)	(796,529)	(310,502)
Super Micro Computer, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(9,000)	(264,081)	(263,970)	(3,957)
TD SYNNEX Corp.	USFF -0.250%	Weekly	MS	01/21/31	(3,297)	(891,765)	(881,420)	(4,434)
Vishay Precision Group, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(2,976)	(169,961)	(446,132)	(281,825)
					(209,885)	(11,145,114)	(12,684,725)	(1,751,079)
Telecommunication Services
Array Digital Infrastructure, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(2,264)	(162,597)	(82,093)	(21,968)
AST SpaceMobile, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(7,350)	(529,650)	(653,121)	(132,191)
BCE, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/18/30	(41,264)	(1,033,012)	(887,589)	102,828
Cogent Communications Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(49,079)	(1,630,253)	(681,217)	897,300
Iridium Communications, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(11,078)	(553,088)	(607,628)	(65,509)
Liberty Capital Corp.	USFF -0.680%	Weekly	MS	01/21/31	(176)	(3,724)	(3,854)	362
Shenandoah Telecommunications Co.	USFF -0.250%	Weekly	MS	07/06/26	(13,981)	(293,376)	(210,833)	35,026
					(125,192)	(4,205,700)	(3,126,335)	815,848

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Transportation
Alaska Air Group, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(6,712)	$(315,702)	$(350,366)	$(39,637)
Canadian Pacific Kansas City Ltd. (Canada)	USFF -0.250%	Weekly	MS	01/21/31	(3,149)	(272,233)	(272,861)	(5,324)
Frontier Group Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(25,702)	(174,117)	(203,303)	(32,213)
JetBlue Airways Corp.	USFF -0.250%	Weekly	MS	07/16/29	(73,970)	(430,926)	(423,848)	87
Lyft, Inc., Class A	USFF -0.250%	Weekly	MS	01/21/31	(18,940)	(270,628)	(276,713)	(10,268)
SkyWest, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(1,755)	(167,353)	(174,324)	(9,345)
TFI International, Inc. (Canada)	USFF -0.250%	Weekly	MS	01/21/31	(1,169)	(164,627)	(167,833)	(7,337)
United Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(9,917)	(923,180)	(1,348,613)	(441,047)
Werner Enterprises, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(25,992)	(916,914)	(1,133,511)	(238,368)
					(167,306)	(3,635,680)	(4,351,372)	(783,452)
Utilities
Algonquin Power & Utilities Corp. (Canada)	USFF -0.250%	Weekly	MS	01/21/31	(29,988)	(177,650)	(175,730)	(2,583)
Avista Corp.	USFF -0.250%	Weekly	MS	07/16/29	(5,181)	(210,015)	(211,955)	(14,221)
Brookfield Infrastructure Corp., Class A (Canada)	USFF -0.250%	Weekly	MS	01/21/31	(11,310)	(463,930)	(435,435)	18,482
California Water Service Group	USFF -0.250%	Weekly	MS	01/10/28	(26,401)	(1,221,645)	(1,284,409)	(112,252)
Chesapeake Utilities Corp.	USFF -0.250%	Weekly	MS	07/16/29	(4,847)	(602,316)	(593,661)	(12,519)
Clearway Energy, Inc., Class C	USFF -0.250%	Weekly	MS	07/18/30	(11,742)	(387,833)	(401,342)	(35,526)
CMS Energy Corp.	USFF -0.250%	Weekly	MS	01/17/30	(10,432)	(775,525)	(798,048)	(45,978)
Consolidated Edison, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(14,255)	(1,572,613)	(1,577,031)	(40,883)
Constellation Energy Corp.	USFF -0.250%	Weekly	MS	01/21/31	(2,807)	(757,382)	(697,175)	47,498
Dominion Energy, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(3,533)	(218,428)	(241,269)	(33,485)
Exelon Corp.	USFF -0.250%	Weekly	MS	01/21/31	(27,130)	(1,268,291)	(1,264,801)	(30,469)
H2O America	USFF -0.250%	Weekly	MS	01/12/29	(9,089)	(481,548)	(552,339)	(100,685)
Hawaiian Electric Industries, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(23,103)	(312,136)	(312,584)	(5,358)
Middlesex Water Co.	USFF -0.250%	Weekly	MS	07/18/30	(2,893)	(150,626)	(162,471)	(16,201)
New Jersey Resources Corp.	USFF -0.250%	Weekly	MS	07/16/29	(3,309)	(169,144)	(185,436)	(28,439)
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(6,884)	(661,973)	(604,209)	44,068
Northwest Natural Holding Co.	USFF -0.250%	Weekly	MS	07/06/26	(10,754)	(508,248)	(527,591)	(81,998)
Northwestern Energy Group, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(3,628)	(243,262)	(259,837)	(28,170)

GOTHAM ENHANCED RETURN FUND
Portfolio of Investments (Concluded)
June 30, 2026
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Utilities — (continued)
NRG Energy, Inc.	USFF -0.250%	Weekly	MS	01/21/31	(14,758)	$(2,352,420)	$(2,155,553)	$153,123
Oklo, Inc.	USFF -0.680%	Weekly	MS	07/18/30	(4,391)	(339,391)	(229,781)	104,222
Otter Tail Corp.	USFF -0.250%	Weekly	MS	07/08/27	(2,341)	(205,888)	(210,643)	(8,283)
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	01/21/31	(1,410)	(140,929)	(150,870)	(13,135)
PPL Corp.	USFF -0.250%	Weekly	MS	01/21/31	(4,463)	(175,309)	(162,230)	9,995
Sempra	USFF -0.250%	Weekly	MS	01/21/31	(3,082)	(292,348)	(285,732)	(169)
Southwest Gas Holdings, Inc.	USFF -0.250%	Weekly	MS	01/17/30	(6,176)	(480,114)	(547,688)	(90,114)
Spire, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(6,973)	(580,613)	(544,522)	18,341
TransAlta Corp. (Canada)	USFF -0.250%	Weekly	MS	07/16/29	(14,913)	(214,737)	(206,247)	3,059
Unitil Corp.	USFF -0.250%	Weekly	MS	01/21/31	(2,520)	(132,733)	(132,779)	(3,030)
WaterBridge Infrastructure LLC, Class A	USFF -0.880%	Weekly	MS	01/21/31	(21,773)	(601,345)	(746,161)	(155,625)
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	07/18/30	(4,905)	(392,494)	(393,871)	(11,620)
					(294,991)	(16,090,886)	(16,051,400)	(471,955)

Total Reference Entity — Short						(369,061,279)	(356,666,058)	4,664,622
Net Value of Reference Entity						$31,031,985	$104,825,339	$73,482,534

*	The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.
**	The USFF rate as of June 30, 2026 was 3.63%.
***	Includes $(310,820) related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $73,482,534, which are considered Level 2 as of and for the period ended June 30, 2026.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM NEUTRAL FUND
Portfolio of Investments
June 30, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 94.1%
Automobiles & Components — 1.3%
Adient PLC (Ireland)*	517	$ 9,502
BorgWarner, Inc.	12	797
Dana, Inc.	7,509	204,320
Ford Motor Co.(a)	16,966	235,827
General Motors Co.(a)	4,383	337,842
Gentherm, Inc.*	29	989
Lear Corp.(a)	1,794	240,504
Magna International, Inc. (Canada)	3,875	254,433
Phinia, Inc.	631	51,975
Winnebago Industries, Inc.	430	13,433
		1,349,622
Capital Goods — 11.3%
A. O. Smith Corp.(a)	3,704	232,315
AAR Corp.*	256	36,590
AECOM(a)	1,652	115,310
Allegion PLC (Ireland)	238	33,437
AMETEK, Inc.(a)	780	188,713
API Group Corp.(a)*	3,937	166,732
Argan, Inc.	114	91,035
Axon Enterprise, Inc.*	146	81,849
Babcock & Wilcox Enterprises, Inc.*	9,285	130,919
Ballard Power Systems, Inc. (Canada)*	29,354	114,187
Bloom Energy Corp., Class A(a)*	1,531	463,434
Blue Bird Corp.*	1,753	138,417
Cummins, Inc.(a)	292	208,257
Curtiss-Wright Corp.	127	96,236
Deere & Co.	230	145,896
Donaldson Co., Inc.	217	19,480
Douglas Dynamics, Inc.	1,471	79,360
Ducommun, Inc.*	287	53,155
EMCOR Group, Inc.	130	107,884
EnerSys(a)	1,346	314,722
Everus Construction Group, Inc.(a)*	3,551	589,288
Ferguson Enterprises, Inc.(a)	349	82,828
General Dynamics Corp.(a)	2,262	801,291
Graco, Inc.(a)	2,074	156,815
Hayward Holdings, Inc.(a)*	4,292	74,295
Helios Technologies, Inc.	907	80,950
Hexcel Corp.(a)	2,834	283,570
Honeywell Aerospace, Inc.(a)*	224	49,411
Honeywell International, Inc.(a)	440	98,628
Howmet Aerospace, Inc.(a)	1,041	279,883
Huntington Ingalls Industries, Inc.	228	63,815
JBT Marel Corp.	747	108,315
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Johnson Controls International PLC (Ireland)	2,077	$ 303,470
Kennametal, Inc.	4,230	148,262
L3Harris Technologies, Inc.	172	49,982
Leonardo DRS, Inc.	2,820	120,329
Lockheed Martin Corp.(a)	711	362,226
MDA Space Ltd. (Canada)*	3,156	130,280
Mercury Systems, Inc.*	787	96,274
Middleby Corp. (The)(a)*	3,322	571,417
Moog, Inc., Class A(a)	190	80,530
Mueller Industries, Inc.	98	12,047
MYR Group, Inc.(a)*	493	246,697
Nordson Corp.(a)	1,435	432,925
Northrop Grumman Corp.(a)	189	96,260
Oshkosh Corp.	345	52,951
Otis Worldwide Corp.(a)	1,796	128,594
Plug Power, Inc.(a)*	136,159	368,991
Quanta Services, Inc.(a)	237	170,650
Rockwell Automation, Inc.	40	19,803
Simpson Manufacturing Co., Inc.(a)	1,572	329,098
SiteOne Landscape Supply, Inc.(a)*	1	114
Snap-on, Inc.(a)	403	162,167
Standex International Corp.	85	30,402
Stanley Black & Decker, Inc.(a)	202	19,012
Stantec, Inc. (Canada)	1,618	111,496
Sterling Infrastructure, Inc.*	19	15,948
Sunrun, Inc.*	4,285	57,333
Textron, Inc.(a)	21	1,926
Toro Co. (The)(a)	4,420	430,596
Trex Co., Inc.(a)*	2,573	128,753
Tutor Perini Corp.(a)	1,400	116,158
Vertiv Holdings Co., Class A(a)	1,418	474,775
Watsco, Inc.(a)	959	399,644
WESCO International, Inc.	482	166,497
Westinghouse Air Brake Technologies Corp.	424	114,310
Willis Lease Finance Corp.	67	15,330
WW Grainger, Inc.	101	137,400
Xylem, Inc.(a)	1,048	123,884
Zurn Elkay Water Solutions Corp.(a)	4,088	206,567
		11,920,115
Commercial & Professional Services — 3.1%
Amentum Holdings, Inc.*	6,754	139,605
Automatic Data Processing, Inc.(a)	700	156,765
Booz Allen Hamilton Holding Corp.	2,181	132,321
Brink's Co. (The)	1,506	142,302

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Broadridge Financial Solutions, Inc.(a)	943	$ 129,144
CBIZ, Inc.*	1,012	32,465
Copart, Inc.(a)*	10,526	296,728
CRA International, Inc.	270	38,421
Equifax, Inc.	411	65,234
First Advantage Corp.*	3,956	71,406
Genpact Ltd. (Bermuda)	2,474	68,035
Healthcare Services Group, Inc.*	7,831	192,329
Innodata, Inc.*	314	23,732
Jacobs Solutions, Inc.(a)	937	118,062
KBR, Inc.(a)	1,599	55,213
Legalzoom.com, Inc.*	6,999	42,904
Leidos Holdings, Inc.	774	79,699
MSA Safety, Inc.	1,060	185,055
Paychex, Inc.(a)	541	53,197
Paycom Software, Inc.	1,076	135,232
Paylocity Holding Corp.*	480	50,174
Rollins, Inc.	4,573	190,877
Tetra Tech, Inc.(a)	8,220	237,476
Thomson Reuters Corp. (Canada)	4,276	349,221
UL Solutions, Inc., Class A	576	58,671
Upwork, Inc.*	7,375	61,655
Veralto Corp.(a)	250	22,170
Verisk Analytics, Inc.(a)	468	84,020
Waste Management, Inc.	19	4,235
Willdan Group, Inc.(a)*	431	34,092
		3,250,440
Consumer Discretionary Distribution & Retail — 3.7%
Academy Sports & Outdoors, Inc.	39	1,838
Amazon.com, Inc.(a)*	2,583	615,632
American Eagle Outfitters, Inc.	6,813	117,184
AutoZone, Inc.*	47	150,209
Best Buy Co., Inc.	77	5,843
Bob's Discount Furniture, Inc.*	538	8,511
Buckle, Inc. (The)	610	25,742
Burlington Stores, Inc.*	388	122,918
Camping World Holdings, Inc., Class A	23,098	176,238
Chewy, Inc., Class A(a)*	2,966	58,282
Dillard's, Inc., Class A	191	100,928
eBay, Inc.	1,119	125,048
Five Below, Inc.*	821	147,608
Gap, Inc. (The)	46	859
Genuine Parts Co.	368	43,417
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Discretionary Distribution & Retail — (Continued)
GigaCloud Technology, Inc., Class A (Cayman Islands)*	4,853	$ 153,355
Group 1 Automotive, Inc.	589	171,499
Home Depot, Inc. (The)	284	100,161
Kohl's Corp.(a)	5,166	91,541
Lithia Motors, Inc.(a)	914	265,508
LKQ Corp.	4,094	107,795
Lowe's Cos., Inc.	210	46,303
Macy's, Inc.(a)	10,250	241,387
Murphy USA, Inc.	344	185,371
National Vision Holdings, Inc.*	4,374	83,150
Ollie's Bargain Outlet Holdings, Inc.(a)*	1,802	138,538
O'Reilly Automotive, Inc.*	1,444	132,978
Petco Health & Wellness Co., Inc.*	9,973	27,127
Ross Stores, Inc.(a)	1,414	300,970
TJX Cos., Inc. (The)	563	85,294
Valvoline, Inc.*	2,542	100,511
Williams-Sonoma, Inc.	48	11,189
		3,942,934
Consumer Durables & Apparel — 3.1%
Amer Sports, Inc. (Cayman Islands)*	1,134	38,375
BRP, Inc., sub-voting shares (Canada)	2,133	130,156
Callaway Golf Co.(a)*	14,414	270,839
Canada Goose Holdings, Inc. (Canada)*	127	1,208
Capri Holdings Ltd. (British Virgin Islands)*	18,703	347,315
Carter's, Inc.	2,139	88,041
Champion Homes, Inc.(a)*	2,822	248,675
Deckers Outdoor Corp.(a)*	4,298	426,748
Garmin Ltd. (Switzerland)	180	42,757
Hasbro, Inc.(a)	3,377	278,906
La-Z-Boy, Inc.	1,327	53,239
Levi Strauss & Co., Class A	3,680	91,374
Lululemon Athletica, Inc.(a)*	3,716	424,293
Mohawk Industries, Inc.*	957	116,113
NIKE, Inc., Class B	180	7,389
NVR, Inc.*	12	81,761
Peloton Interactive, Inc., Class A(a)*	32,064	189,498
Polaris, Inc.	516	35,315
Ralph Lauren Corp.(a)	237	95,134
Sonos, Inc.*	9,301	125,843

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Tapestry, Inc.(a)	704	$ 103,051
Wolverine World Wide, Inc.(a)	8,105	133,976
		3,330,006
Consumer Services — 3.3%
ADT, Inc.	26,898	174,837
American Public Education, Inc.*	11	591
Aramark	705	40,114
Booking Holdings, Inc.(a)	1,644	293,027
Brinker International, Inc.(a)*	1,191	200,088
Carnival Corp. Ltd. (Bermuda)	5,295	151,278
Chipotle Mexican Grill, Inc.*	1,805	61,370
Churchill Downs, Inc.	497	44,551
Darden Restaurants, Inc.	806	166,044
Domino's Pizza, Inc.(a)	347	102,726
DraftKings, Inc., Class A(a)*	10,603	267,832
Expedia Group, Inc.(a)	871	222,871
Frontdoor, Inc.*	502	38,950
Grand Canyon Education, Inc.*	1,108	158,566
Las Vegas Sands Corp.	542	25,035
Lindblad Expeditions Holdings, Inc.*	2,022	57,101
Marriott International, Inc., Class A	91	33,724
McDonald's Corp.(a)	1,048	283,285
Monarch Casino & Resort, Inc.	108	14,214
Penn Entertainment, Inc.(a)*	8,344	178,228
Perdoceo Education Corp.	5,680	181,760
Planet Fitness, Inc., Class A(a)*	1,782	92,967
Restaurant Brands International, Inc. (Canada)	347	25,161
Six Flags Entertainment Corp.(a)*	13,434	286,144
Starbucks Corp.(a)	2,233	228,190
Strategic Education, Inc.	1,042	79,838
Texas Roadhouse, Inc.	483	93,330
Yum! Brands, Inc.	214	34,210
		3,536,032
Consumer Staples Distribution & Retail — 1.5%
Casey's General Stores, Inc.	335	266,255
Costco Wholesale Corp.(a)	234	218,900
Dollar General Corp.(a)	1,587	182,679
Dollar Tree, Inc.(a)*	1,689	204,284
Ingles Markets, Inc., Class A	350	31,003
Kroger Co. (The)(a)	3,734	207,349
Sysco Corp.	1,206	100,797
Target Corp.	1,342	175,279
Walmart, Inc.	1,437	162,755
		1,549,301
	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — 9.4%
APA Corp.(a)	8,231	$ 268,084
Archrock, Inc.	1,928	78,489
Baker Hughes Co.(a)	7,921	439,616
Baytex Energy Corp. (Canada)	64,193	256,772
Bristow Group, Inc.	396	16,363
Cameco Corp. (Canada)	2,345	238,862
CNX Resources Corp.(a)*	21,667	735,161
ConocoPhillips(a)	4,886	507,949
Core Natural Resources, Inc.	170	13,603
Dorian LPG Ltd. (Marshall Islands)	373	12,973
DT Midstream, Inc.(a)	1,329	195,017
Energy Fuels, Inc. (Canada)*	3,785	54,883
EQT Corp.(a)	13,237	703,811
Expand Energy Corp.(a)	11,154	1,017,133
Exxon Mobil Corp.	1,327	181,427
Green Plains, Inc.*	6,514	100,185
Gulfport Energy Corp.(a)*	2,907	493,318
Halliburton Co.(a)	9,425	319,979
Helix Energy Solutions Group, Inc.*	10,136	88,589
HF Sinclair Corp.(a)	3,728	259,655
Innovex International, Inc.*	1,772	43,946
Kinder Morgan, Inc.(a)	12,469	398,634
Kosmos Energy Ltd.(a)*	149,585	315,624
Nabors Industries Ltd. (Bermuda)*	2,731	229,431
Noble Corp. PLC (United Kingdom)	7,104	264,979
Nordic American Tankers Ltd. (Bermuda)	11,325	62,741
NOV, Inc.	554	10,277
Occidental Petroleum Corp.(a)	4,927	239,304
Oceaneering International, Inc.(a)*	5,177	209,772
Pembina Pipeline Corp. (Canada)	4,019	185,879
Range Resources Corp.(a)	19,230	715,164
SFL Corp. Ltd. (Bermuda)	12,807	130,631
SLB Ltd. (Curacao)	4,761	221,339
TechnipFMC PLC (United Kingdom)	6,113	405,292
Tidewater, Inc.*	88	5,863
Transocean Ltd. (Switzerland)*	37,960	185,624
Valero Energy Corp.(a)	623	162,254
Vermilion Energy, Inc. (Canada)	12,305	115,298
Weatherford International PLC (Ireland)	1,348	109,862
		9,993,783
Financial Services — 3.0%
Berkshire Hathaway, Inc., Class B(a)*	658	329,257
Cboe Global Markets, Inc.(a)	1,668	404,774
CME Group, Inc.(a)	1,657	365,915

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Corpay, Inc.*	702	$ 233,955
Donnelley Financial Solutions, Inc.*	453	19,003
Euronet Worldwide, Inc.*	616	45,085
FactSet Research Systems, Inc.	626	144,030
Fidelity National Information Services, Inc.	725	28,188
Fiserv, Inc.*	877	43,017
Flywire Corp.(a)*	13,154	231,116
Franklin Resources, Inc.	2,821	93,855
Intercontinental Exchange, Inc.	942	115,970
Jack Henry & Associates, Inc.(a)	1,250	172,175
Mastercard, Inc., Class A(a)	368	189,005
Morningstar, Inc.	111	17,318
MSCI, Inc.	106	59,364
Nasdaq, Inc.	756	59,588
NCR Atleos Corp.*	185	8,031
Paymentus Holdings, Inc., Class A(a)*	9,073	219,204
PayPal Holdings, Inc.	3,130	135,153
T Rowe Price Group, Inc.(a)	812	92,316
Visa, Inc., Class A(a)	537	184,239
		3,190,558
Food, Beverage & Tobacco — 2.4%
Altria Group, Inc.(a)	4,037	290,462
Archer-Daniels-Midland Co.	1,775	135,610
Brown-Forman Corp., Class B	1,194	31,820
Coca-Cola Co. (The)(a)	3,445	279,975
Darling Ingredients, Inc.*	4,317	235,794
Del Monte Corp. (Cayman Islands)	2,269	63,328
Flowers Foods, Inc.	4,796	37,888
Freshpet, Inc.(a)*	383	22,643
General Mills, Inc.	3,556	123,749
Hershey Co. (The)(a)	1,108	194,399
Hormel Foods Corp.(a)	10,585	262,720
Ingredion, Inc.	16	1,515
J & J Snack Foods Corp.	1,120	82,264
J M Smucker Co. (The)(a)	508	57,150
Kraft Heinz Co. (The)(a)	5,455	128,847
Marzetti Company (The)	1,049	119,754
Molson Coors Beverage Co., Class B	900	35,064
Mondelez International, Inc., Class A	613	35,456
National Beverage Corp.*	899	28,049
PepsiCo, Inc.(a)	994	134,588
Simply Good Foods Co. (The)(a)*	4,046	53,731
Smithfield Foods, Inc.	683	16,569
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Tyson Foods, Inc., Class A(a)	2,359	$ 135,053
Vita Coco Co., Inc. (The)*	104	6,878
Westrock Coffee Co.*	535	4,339
		2,517,645
Health Care Equipment & Services — 6.8%
Addus HomeCare Corp.*	359	36,069
agilon health, Inc.*	552	59,163
Align Technology, Inc.(a)*	955	161,070
AMN Healthcare Services, Inc.*	5,193	168,097
Becton Dickinson & Co.(a)	3,155	477,446
Boston Scientific Corp.(a)*	11,605	495,301
BrightSpring Health Services, Inc.(a)*	8,312	579,679
Butterfly Network, Inc.(a)*	42,415	357,134
Cencora, Inc.	312	88,290
Centene Corp.*	1,365	87,619
Chemed Corp.(a)	583	271,526
Cigna Group (The)(a)	273	75,261
CONMED Corp.	3,217	105,292
CorVel Corp.*	608	38,012
CVS Health Corp.	1,701	175,969
DaVita, Inc.*	169	37,599
Dexcom, Inc.*	603	40,612
Elevance Health, Inc.	431	166,681
Enovis Corp.*	1,715	35,501
Ensign Group, Inc. (The)	946	151,644
Guardant Health, Inc.*	1,342	201,340
HCA Healthcare, Inc.(a)	408	159,075
HealthEquity, Inc.(a)*	2,088	188,588
Hinge Health, Inc., Class A*	6	498
Humana, Inc.	40	15,889
ICU Medical, Inc.(a)*	1,183	173,428
IDEXX Laboratories, Inc.*	26	13,688
Insulet Corp.(a)*	973	148,139
Labcorp Holdings, Inc.	344	96,320
LeMaitre Vascular, Inc.	1,093	104,884
LifeStance Health Group, Inc.*	11,377	121,848
McKesson Corp.(a)	237	179,077
Medtronic PLC (Ireland)	7,214	564,351
Nutex Health, Inc.*	444	75,875
Omnicell, Inc.*	1,166	48,412
Pediatrix Medical Group, Inc.*	4,159	105,348
Penumbra, Inc.*	286	90,305
Privia Health Group, Inc.*	3,676	94,584
Progyny, Inc.(a)*	9,930	286,282
ResMed, Inc.(a)	1,549	301,869
Schrodinger, Inc.*	1,306	21,223

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Solventum Corp.(a)*	70	$ 5,401
Teladoc Health, Inc.*	28	237
Teleflex, Inc.	178	22,563
Tenet Healthcare Corp.(a)*	534	99,901
UnitedHealth Group, Inc.	313	130,092
Universal Health Services, Inc., Class B(a)	345	51,298
Veeva Systems, Inc., Class A(a)*	932	165,402
Waystar Holding Corp.(a)*	6,319	129,729
		7,203,611
Household & Personal Products — 1.3%
Church & Dwight Co., Inc.	859	83,220
Clorox Co. (The)	1,191	113,669
Colgate-Palmolive Co.	903	82,787
Estee Lauder Cos., Inc. (The), Class A(a)	7,023	554,466
Interparfums, Inc.	241	26,958
Kenvue, Inc.(a)	7,739	147,892
Kimberly-Clark Corp.(a)	1,540	169,046
Procter & Gamble Co. (The)	1,373	201,337
		1,379,375
Materials — 7.8%
Agnico Eagle Mines Ltd. (Canada)	1,120	173,746
Alamos Gold, Inc., Class A (Canada)	3,439	104,339
Albemarle Corp.(a)	4,720	637,342
Alcoa Corp.	1,388	72,370
Almonty Industries, Inc. (Canada)*	501	8,297
Aura Minerals, Inc. (British Virgin Islands)	813	51,178
Avery Dennison Corp.(a)	1,156	187,677
Avino Silver & Gold Mines Ltd. (Canada)*	4,411	27,966
Barrick Mining Corp. (Canada)	5,448	200,105
CF Industries Holdings, Inc.	282	30,529
Compass Minerals International, Inc.*	2,004	62,385
Constellium SE (France)*	94	2,996
Corteva, Inc.(a)	1,796	152,103
CRH PLC (Ireland)	42	4,494
DuPont de Nemours, Inc.(a)	3,440	466,556
Eastman Chemical Co.	1,019	68,253
Ecovyst, Inc.*	14,634	182,193
First Majestic Silver Corp. (Canada)	4,375	74,200
Fortuna Mining Corp. (Canada)*	38,774	327,640
Freeport-McMoRan, Inc.	870	54,714
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Graphic Packaging Holding Co.	18,028	$ 190,556
Hecla Mining Co.	8,159	125,893
Hudbay Minerals, Inc. (Canada)	15,335	362,059
Huntsman Corp.	1,098	11,661
IAMGOLD Corp. (Canada)*	27,618	437,469
Ingevity Corp.*	992	74,073
International Flavors & Fragrances, Inc.(a)	2,953	233,937
International Paper Co.	1,348	51,359
Kaiser Aluminum Corp.	587	114,835
Kinross Gold Corp. (Canada)	9,201	217,328
Koppers Holdings, Inc.	430	19,307
Kronos Worldwide, Inc.	1	6
Linde PLC (Ireland)	308	159,834
LSB Industries, Inc.*	4,432	47,910
LyondellBasell Industries NV, Class A (Netherlands)	8,536	449,420
Newmont Corp.(a)	3,921	366,221
Nucor Corp.(a)	827	184,214
Nutrien Ltd. (Canada)	172	10,827
OceanaGold Corp. (Canada)	153	3,837
Olin Corp.	5,869	116,324
Orla Mining Ltd. (Canada)	1,465	14,342
Pan American Silver Corp. (Canada)	9,460	423,713
Reliance, Inc.	42	15,691
Scotts Miracle-Gro Co. (The)	372	25,337
Southern Copper Corp.	364	63,431
SSR Mining, Inc. (Canada)*	13,396	378,839
Steel Dynamics, Inc.(a)	1,049	240,704
Teck Resources Ltd., Class B (Canada)	10,679	634,973
TriMas Corp.	4,297	193,494
Vulcan Materials Co.	268	79,063
Wheaton Precious Metals Corp. (Canada)	1,218	136,806
		8,272,546
Media & Entertainment — 4.2%
Alphabet, Inc., Class A(a)	1,964	701,875
Cargurus, Inc.*	4,645	158,348
Charter Communications, Inc., Class A*	245	34,841
EchoStar Corp., Class A*	1,725	175,087
Electronic Arts, Inc.(a)	969	198,684
EverQuote, Inc., Class A*	1,942	46,200
Fox Corp., Class A(a)	6,512	339,666
Grindr, Inc.*	6,481	93,132

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Liberty Media Corp.-Liberty Formula One, Class C*	702	$ 66,788
Meta Platforms, Inc., Class A(a)	1,225	690,030
Netflix, Inc.(a)*	5,320	379,848
New York Times Co. (The), Class A	37	2,589
News Corp., Class A(a)	5,956	147,887
Pinterest, Inc., Class A*	4,256	89,504
Reddit, Inc., Class A(a)*	1,557	270,264
Roku, Inc.(a)*	1,548	213,841
Scholastic Corp.	989	45,494
Trade Desk, Inc. (The), Class A(a)*	33,266	601,449
Walt Disney Co. (The)	182	17,518
Warner Bros Discovery, Inc.*	675	17,996
Warner Music Group Corp., Class A(a)	5,471	148,100
ZoomInfo Technologies, Inc.*	10,961	32,116
		4,471,257
Pharmaceuticals, Biotechnology & Life Sciences — 5.0%
10X Genomics, Inc., Class A(a)*	7,430	284,866
Absci Corp.*	3,565	41,318
Adaptive Biotechnologies Corp.(a)*	4,425	94,916
Agilent Technologies, Inc.	1,208	160,459
ANI Pharmaceuticals, Inc.*	951	78,724
Aurinia Pharmaceuticals, Inc. (Canada)*	1,957	33,210
Azenta, Inc.*	2,012	51,346
Beam Therapeutics, Inc.*	1,259	43,209
BioCryst Pharmaceuticals, Inc.(a)*	4,450	44,500
Biogen, Inc.*	308	66,547
Bristol-Myers Squibb Co.(a)	7,143	411,580
CareDx, Inc.*	1,907	54,350
Collegium Pharmaceutical, Inc.*	4,833	174,955
CryoPort, Inc.*	527	8,274
Cytokinetics, Inc.*	310	26,409
Design Therapeutics, Inc.*	167	2,417
Elanco Animal Health, Inc.*	6,606	162,574
Eton Pharmaceuticals, Inc.*	720	26,064
Fortrea Holdings, Inc.*	8,038	139,861
Gilead Sciences, Inc.	385	48,641
GRAIL, Inc.*	690	47,106
Harmony Biosciences Holdings, Inc.*	2,606	94,884
ImmunityBio, Inc.*	15,151	132,647
Immunovant, Inc.*	2,824	108,809
Incyte Corp.(a)*	1,316	149,182
Indivior Pharmaceuticals, Inc.(a)*	6,915	283,722
Innoviva, Inc.*	3,176	72,127
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
IQVIA Holdings, Inc.(a)*	1,251	$ 241,718
Kiniksa Pharmaceuticals International PLC (United Kingdom)*	400	25,580
Kymera Therapeutics, Inc.*	41	4,701
Ligand Pharmaceuticals, Inc.(a)*	217	68,592
Liquidia Corp.*	1,919	153,002
Merck & Co., Inc.(a)	1,286	165,251
Neurocrine Biosciences, Inc.*	84	14,157
Nuvation Bio, Inc.*	19,052	108,215
Pfizer, Inc.(a)	19,201	462,360
Regeneron Pharmaceuticals, Inc.(a)	790	492,597
Rhythm Pharmaceuticals, Inc.*	73	8,105
Roivant Sciences Ltd. (Bermuda)*	557	19,712
SELLAS Life Sciences Group, Inc.*	7,779	114,818
Septerna, Inc.*	474	15,874
Thermo Fisher Scientific, Inc.	326	163,443
Viatris, Inc.(a)	16,974	269,547
Xeris Biopharma Holdings, Inc.*	3,251	25,748
Zoetis, Inc.	1,427	102,544
		5,298,661
Semiconductors & Semiconductor Equipment — 6.7%
Advanced Micro Devices, Inc.(a)*	798	463,566
Allegro MicroSystems, Inc.(a)*	2,703	188,183
Analog Devices, Inc.(a)	966	383,666
Broadcom, Inc.(a)	1,635	617,621
Cirrus Logic, Inc.*	1,213	180,167
Cohu, Inc.(a)*	5,900	436,069
Credo Technology Group Holding Ltd. (Cayman Islands)*	140	38,073
First Solar, Inc.(a)*	1,535	362,199
Ichor Holdings Ltd. (Cayman Islands)*	1,834	205,922
Kulicke & Soffa Industries, Inc.(a)	226	30,230
Lam Research Corp.	348	150,799
MACOM Technology Solutions Holdings, Inc.(a)*	539	205,019
Marvell Technology, Inc.(a)	770	229,375
MaxLinear, Inc.(a)*	1,364	174,633
Microchip Technology, Inc.(a)	3,026	275,971
Micron Technology, Inc.(a)	405	467,487
Monolithic Power Systems, Inc.(a)	209	288,913
NVIDIA Corp.(a)	2,599	520,034
NXP Semiconductors NV (Netherlands)	1,731	486,463

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
ON Semiconductor Corp.(a)*	2,645	$ 250,058
Qnity Electronics, Inc.	308	50,300
QUALCOMM, Inc.(a)	2,297	424,463
SiTime Corp.(a)*	60	44,734
Skyworks Solutions, Inc.	116	7,865
Texas Instruments, Inc.(a)	1,189	354,405
Universal Display Corp.(a)	2,529	218,986
		7,055,201
Software & Services — 11.0%
Accenture PLC, Class A (Ireland)	1,094	136,137
Adobe, Inc.(a)*	2,030	416,191
Akamai Technologies, Inc.*	1,877	221,880
Alarm.com Holdings, Inc.*	351	16,399
Appian Corp., Class A(a)*	8,942	204,772
AppLovin Corp., Class A(a)*	1,068	550,266
Arteris, Inc.*	588	28,571
Asana, Inc., Class A*	5,721	40,047
Atlassian Corp., Class A(a)*	3,541	275,454
Autodesk, Inc.(a)*	1,316	255,857
AvePoint, Inc.*	10,255	114,959
Bentley Systems, Inc., Class B	2,862	85,545
Blackbaud, Inc.*	5,136	152,128
BlackBerry Ltd. (Canada)*	3,338	42,226
Box, Inc., Class A(a)*	6,516	172,935
CCC Intelligent Solutions Holdings, Inc.*	24,607	126,972
CGI, Inc. (Canada)	433	27,959
Clear Secure, Inc., Class A(a)	2,148	119,708
Cognizant Technology Solutions Corp., Class A	1,093	42,332
Crowdstrike Holdings, Inc., Class A(a)*	380	289,993
Daily Journal Corp.*	46	27,655
Descartes Systems Group, Inc. (The) (Canada)*	1,653	114,454
Dropbox, Inc., Class A(a)*	1,178	32,360
EPAM Systems, Inc.(a)*	1,199	95,141
Fair Isaac Corp.*	24	28,675
Five9, Inc.(a)*	11,816	251,917
Fortinet, Inc.(a)*	1,682	258,389
Gartner, Inc.(a)*	1,174	152,174
Gen Digital, Inc.(a)	6,200	154,318
Globant SA (Luxembourg)*	5,645	163,366
GoDaddy, Inc., Class A(a)*	5,381	456,739
Guidewire Software, Inc.(a)*	248	30,516
InterDigital, Inc.	191	54,078
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Intuit, Inc.(a)	1,721	$ 449,181
JFrog Ltd. (Israel)*	275	24,992
LiveRamp Holdings, Inc.*	3,763	141,639
Microsoft Corp.(a)	1,269	473,362
MongoDB, Inc.(a)*	325	109,167
nCino, Inc.(a)*	15,319	250,466
NCR Voyix Corp.*	5,288	43,203
Nutanix, Inc., Class A*	1,916	97,639
Open Text Corp. (Canada)	5,585	123,708
Progress Software Corp.*	325	10,914
PTC, Inc.(a)*	4,359	495,226
Q2 Holdings, Inc.(a)*	6,604	317,652
Qualys, Inc.(a)*	272	37,397
Quantum Computing, Inc.*	3,229	31,321
Rackspace Technology, Inc.*	9,044	59,057
RingCentral, Inc., Class A(a)	2,310	90,044
Roper Technologies, Inc.	417	141,109
Salesforce, Inc.(a)	1,589	248,933
ServiceNow, Inc.(a)*	2,501	248,299
Snowflake, Inc.(a)*	1,763	448,683
Sprinklr, Inc., Class A*	12,813	66,115
SPS Commerce, Inc.*	1,099	62,830
Tenable Holdings, Inc.*	2,395	88,328
Teradata Corp.(a)*	13,944	483,160
Trimble, Inc.(a)*	3,036	155,382
Tyler Technologies, Inc.*	681	199,165
UiPath, Inc., Class A(a)*	79,960	869,165
VeriSign, Inc.	785	197,475
Workday, Inc., Class A*	963	117,890
Zoom Communications, Inc.(a)*	5,355	462,190
		11,683,805
Technology Hardware & Equipment — 6.0%
Amphenol Corp., Class A	504	88,865
Apple, Inc.(a)	2,721	787,349
Arrow Electronics, Inc.*	696	148,533
Avnet, Inc.	18	1,599
Benchmark Electronics, Inc.	933	92,059
Calix, Inc.*	1,175	43,851
Celestica, Inc. (Canada)*	324	118,195
Ciena Corp.(a)*	487	238,903
Cisco Systems, Inc.	1,212	142,361
Daktronics, Inc.*	1,616	31,609
Dell Technologies, Inc., Class C(a)	1,923	829,698
Diebold Nixdorf, Inc.*	1,605	136,457
F5, Inc.*	129	53,659
Hewlett Packard Enterprise Co.(a)	15,039	678,409

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
HP, Inc.	1,964	$ 43,090
Keysight Technologies, Inc.(a)*	1,272	445,289
LightPath Technologies, Inc., Class A*	8,548	139,760
Littelfuse, Inc.	84	38,248
Motorola Solutions, Inc.	255	105,899
Napco Security Technologies, Inc.	1,595	60,578
NetApp, Inc.	483	74,749
nLight, Inc.(a)*	5,568	387,644
Novanta, Inc. (Canada)*	390	63,274
PC Connection, Inc.	20	1,460
Seagate Technology Holdings PLC (Ireland)	211	203,615
TE Connectivity PLC (Ireland)	462	93,144
Teledyne Technologies, Inc.(a)*	207	138,048
Ubiquiti, Inc.	62	33,110
Viavi Solutions, Inc.*	1,274	60,833
Vishay Intertechnology, Inc.(a)	8,092	435,188
Vistance Networks, Inc.(a)	36,013	460,246
Western Digital Corp.(a)	331	211,416
		6,387,138
Telecommunication Services — 0.7%
Anterix, Inc.*	490	50,441
Array Digital Infrastructure, Inc.	62	2,248
AT&T, Inc.(a)	9,241	191,289
Bandwidth, Inc., Class A*	1,358	85,961
Comcast Corp., Class A	3,721	91,350
IDT Corp., Class B	541	31,465
Lumen Technologies, Inc.*	11,559	88,773
Rogers Communications, Inc., Class B (Canada)	2,024	65,780
T-Mobile US, Inc.	858	143,912
		751,219
Transportation — 1.7%
Allegiant Travel Co.(a)*	4,865	572,124
Covenant Logistics Group, Inc.	11	486
CSX Corp.(a)	2,717	129,139
Delta Air Lines, Inc.	712	66,686
Expeditors International of Washington, Inc.	939	153,038
FedEx Corp.	350	109,595
GXO Logistics, Inc.*	1,721	87,255
Heartland Express, Inc.	422	6,423
JB Hunt Transport Services, Inc.(a)	580	167,869
Kirby Corp.*	77	10,470
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Norfolk Southern Corp.	288	$ 90,602
Saia, Inc.*	1	421
Uber Technologies, Inc.(a)*	2,119	152,907
Union Pacific Corp.	450	122,400
United Parcel Service, Inc., Class B	883	94,923
		1,764,338
Utilities — 0.8%
Alliant Energy Corp.	96	7,324
American States Water Co.	764	63,129
American Water Works Co., Inc.	111	14,605
Atmos Energy Corp.	205	35,315
Brookfield Renewable Corp. (Canada)	310	11,507
CenterPoint Energy, Inc.	2,079	91,559
Duke Energy Corp.(a)	1,252	158,478
Evergy, Inc.	194	16,768
FirstEnergy Corp.	1,712	81,389
Hallador Energy Co.*	1,756	30,537
National Fuel Gas Co.	751	57,985
OGE Energy Corp.	2,461	119,752
Public Service Enterprise Group, Inc.(a)	551	44,719
Southern Co. (The)	202	19,334
WEC Energy Group, Inc.	665	77,652
		830,053
TOTAL COMMON STOCKS (Cost $96,333,259)		99,677,640
SHORT-TERM INVESTMENT — 3.9%
BNY Dreyfus Government Cash Management Fund, Institutional Shares, 3.54%(b)	4,116,285	4,116,285
TOTAL SHORT-TERM INVESTMENT (Cost $4,116,285)		4,116,285

TOTAL INVESTMENTS - 98.0% (Cost $100,449,544)		103,793,925
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%		2,070,949
NET ASSETS - 100.0%		$105,864,874

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
(a)	Security position is either entirely or partially designated as collateral for total return swaps.
(b)	Rate disclosed is the 7-day yield at June 30, 2026.
*	Non-income producing.
PLC	Public Limited Company

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
The portfolio matures between July 6, 2026 and March 20, 2031, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. At June 30, 2026, there are no upfront fees paid or received in connection with the total return swaps. The following table represents the individual long and short positions and related values of total return swaps.
Total Return Swaps
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Long
Automobiles & Components
Adient PLC (Ireland)	USFF +0.250%	Weekly	MS	01/21/31	292	$5,827	$5,367	$(241)
BorgWarner, Inc.	USFF +0.250%	Weekly	MS	01/21/31	4	265	266	129
Dana, Inc.	USFF +0.250%	Weekly	MS	01/21/31	3,043	103,359	82,800	(16,495)
General Motors Co.	USFF +0.250%	Weekly	MS	01/21/31	49	3,778	3,777	138
Gentherm, Inc.	USFF +0.250%	Weekly	MS	01/21/31	6	204	205	(1)
Lear Corp.	USFF +0.250%	Weekly	MS	01/21/31	521	70,768	69,845	2,174
Magna International, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	645	39,144	42,351	5,018
Phinia, Inc.	USFF +0.250%	Weekly	MS	01/21/31	165	12,473	13,591	1,650
Winnebago Industries, Inc.	USFF +0.250%	Weekly	MS	01/21/31	130	4,051	4,061	160
					4,855	239,869	222,263	(7,468)
Capital Goods
A. O. Smith Corp.	USFF -0.250%	Weekly	MS	09/17/29	401	24,671	25,151	1,535
AECOM	USFF +0.250%	Weekly	MS	01/21/31	660	53,629	46,068	(6,657)
Allegion PLC (Ireland)	USFF +0.250%	Weekly	MS	01/21/31	364	54,851	51,138	(1,224)
AMETEK, Inc.	USFF +0.250%	Weekly	MS	07/18/30	255	55,368	61,695	8,759
API Group Corp.	USFF +0.250%	Weekly	MS	01/21/31	271	11,222	11,477	688
Argan, Inc.	USFF +0.250%	Weekly	MS	01/21/31	68	40,346	54,301	22,395
Axon Enterprise, Inc.	USFF +0.250%	Weekly	MS	01/21/31	114	47,066	63,910	18,688
Babcock & Wilcox Enterprises, Inc.	USFF +0.250%	Weekly	MS	07/18/30	2,922	28,374	41,200	13,934
Ballard Power Systems, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	15,867	72,711	61,723	(8,132)
Bloom Energy Corp., Class A	USFF +0.250%	Weekly	MS	01/21/31	127	32,582	38,443	9,357
Blue Bird Corp.	USFF +0.250%	Weekly	MS	07/18/30	298	14,389	23,530	11,359
Cummins, Inc.	USFF +0.250%	Weekly	MS	01/21/31	169	108,418	120,532	16,684
Curtiss-Wright Corp.	USFF +0.250%	Weekly	MS	01/21/31	8	6,033	6,062	257
Deere & Co.	USFF +0.250%	Weekly	MS	07/18/30	7	3,261	4,440	1,361
Donaldson Co., Inc.	USFF +0.250%	Weekly	MS	01/21/31	62	5,503	5,566	180
Douglas Dynamics, Inc.	USFF +0.250%	Weekly	MS	01/21/31	461	20,517	24,871	5,308
Ducommun, Inc.	USFF +0.250%	Weekly	MS	01/21/31	87	12,991	16,113	3,694
EMCOR Group, Inc.	USFF +0.250%	Weekly	MS	01/21/31	49	41,927	40,664	402
EnerSys	USFF +0.250%	Weekly	MS	01/21/31	386	86,931	90,255	6,800
Everus Construction Group, Inc.	USFF +0.250%	Weekly	MS	01/21/31	1,112	168,241	184,536	22,955
General Dynamics Corp.	USFF +0.250%	Weekly	MS	01/21/31	387	130,805	137,091	11,585
Graco, Inc.	USFF +0.250%	Weekly	MS	01/21/31	239	18,924	18,071	(213)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Capital Goods — (continued)
Helios Technologies, Inc.	USFF +0.250%	Weekly	MS	07/06/26	152	$10,231	$13,566	$3,812
Hexcel Corp.	USFF +0.250%	Weekly	MS	01/21/31	430	38,012	43,026	6,405
Honeywell Aerospace, Inc.	USFF +0.250%	Weekly	MS	01/21/31	22	4,718	4,753	211
Honeywell International, Inc.	USFF +0.250%	Weekly	MS	01/21/31	82	18,564	18,472	629
Howmet Aerospace, Inc.	USFF +0.250%	Weekly	MS	01/21/31	111	29,772	29,843	1,235
Huntington Ingalls Industries, Inc.	USFF +0.250%	Weekly	MS	01/21/31	91	27,486	25,470	(897)
JBT Marel Corp.	USFF +0.250%	Weekly	MS	01/21/31	226	28,464	32,770	5,458
Johnson Controls International PLC (Ireland)	USFF +0.250%	Weekly	MS	01/21/31	151	21,159	22,063	1,727
Kennametal, Inc.	USFF +0.250%	Weekly	MS	01/21/31	1,260	42,577	44,163	3,254
L3Harris Technologies, Inc.	USFF +0.250%	Weekly	MS	07/18/30	54	16,412	15,692	(23)
Leonardo DRS, Inc.	USFF +0.250%	Weekly	MS	01/21/31	616	26,626	26,285	714
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	01/21/31	62	37,482	31,587	(4,059)
MDA Space Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	952	37,092	39,299	3,659
Mercury Systems, Inc.	USFF +0.250%	Weekly	MS	01/21/31	139	14,349	17,004	3,210
Middleby Corp. (The)	USFF +0.250%	Weekly	MS	01/21/31	959	144,851	164,958	25,807
Moog, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	39	11,218	16,530	6,553
Mueller Industries, Inc.	USFF +0.250%	Weekly	MS	01/21/31	29	3,731	3,565	(29)
MYR Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	22	9,151	11,009	2,598
Nordson Corp.	USFF +0.250%	Weekly	MS	07/18/30	293	81,455	88,395	10,658
Oshkosh Corp.	USFF +0.250%	Weekly	MS	01/21/31	147	17,786	22,562	6,101
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	01/21/31	540	41,962	38,664	(1,415)
Plug Power, Inc.	USFF +0.250%	Weekly	MS	01/21/31	58,591	129,936	158,782	35,237
Quanta Services, Inc.	USFF +0.250%	Weekly	MS	07/11/28	146	103,223	105,126	5,859
Rockwell Automation, Inc.	USFF +0.250%	Weekly	MS	01/21/31	15	6,361	7,426	1,576
Simpson Manufacturing Co., Inc.	USFF +0.250%	Weekly	MS	01/21/31	490	91,300	102,582	15,094
SiteOne Landscape Supply, Inc.	USFF +0.250%	Weekly	MS	07/18/30	239	29,215	27,344	(2,091)
Snap-on, Inc.	USFF +0.250%	Weekly	MS	01/21/31	133	49,892	53,519	6,036
Standex International Corp.	USFF +0.250%	Weekly	MS	01/21/31	39	9,663	13,949	5,185
Stanley Black & Decker, Inc.	USFF +0.250%	Weekly	MS	01/21/31	1,314	93,482	123,674	35,986
Stantec, Inc. (Canada)	USFF +0.250%	Weekly	MS	07/18/30	552	48,679	38,038	(8,582)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Capital Goods — (continued)
Sterling Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/21/31	5	$4,176	$4,197	$176
Sunrun, Inc.	USFF +0.250%	Weekly	MS	01/21/31	1,297	16,795	17,354	1,162
Terex Corp.	USFF +0.250%	Weekly	MS	09/13/29	1,838	99,391	133,053	41,912
Textron, Inc.	USFF -0.250%	Weekly	MS	07/16/29	627	50,939	57,515	8,624
Toro Co. (The)	USFF +0.250%	Weekly	MS	07/18/30	1,311	117,497	127,718	15,401
Trex Co., Inc.	USFF +0.250%	Weekly	MS	01/21/31	975	37,172	48,789	13,563
Tutor Perini Corp.	USFF +0.250%	Weekly	MS	03/12/29	2,061	122,032	171,001	54,222
Vertiv Holdings Co., Class A	USFF +0.250%	Weekly	MS	01/21/31	1,253	370,926	419,529	63,274
Watsco, Inc.	USFF +0.250%	Weekly	MS	01/21/31	370	142,359	154,190	17,421
WESCO International, Inc.	USFF +0.250%	Weekly	MS	01/21/31	152	52,478	52,505	2,108
Westinghouse Air Brake Technologies Corp.	USFF +0.250%	Weekly	MS	01/21/31	125	32,996	33,700	2,018
Willis Lease Finance Corp.	USFF +0.250%	Weekly	MS	01/21/31	21	4,277	4,805	686
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	01/21/31	18	19,855	24,487	5,454
Xylem, Inc.	USFF +0.250%	Weekly	MS	01/10/28	851	105,850	100,597	(716)
Zurn Elkay Water Solutions Corp.	USFF +0.250%	Weekly	MS	01/17/30	2,253	104,045	113,844	14,613
					105,367	3,544,397	3,930,237	549,541
Commercial & Professional Services
Amentum Holdings, Inc.	USFF +0.250%	Weekly	MS	01/21/31	4,625	105,651	95,599	(5,898)
Booz Allen Hamilton Holding Corp.	USFF +0.250%	Weekly	MS	01/21/31	762	48,580	46,231	(444)
Brink's Co. (The)	USFF +0.250%	Weekly	MS	01/21/31	500	50,461	47,245	(1,199)
CBIZ, Inc.	USFF +0.250%	Weekly	MS	01/21/31	233	5,946	7,475	1,964
Copart, Inc.	USFF +0.250%	Weekly	MS	01/21/31	2,984	92,047	84,119	(4,309)
CRA International, Inc.	USFF +0.250%	Weekly	MS	01/21/31	23	3,433	3,273	(70)
Equifax, Inc.	USFF +0.250%	Weekly	MS	01/21/31	47	7,408	7,460	333
First Advantage Corp.	USFF -0.250%	Weekly	MS	09/17/29	1,014	11,357	18,303	7,503
Genpact Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/21/31	643	18,760	17,683	(268)
Healthcare Services Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,925	29,949	47,278	18,652
Innodata, Inc.	USFF +0.250%	Weekly	MS	01/21/31	95	7,088	7,180	362
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	01/21/31	18	2,208	2,268	177
Legalzoom.com, Inc.	USFF +0.250%	Weekly	MS	01/21/31	2,074	12,447	12,714	734
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	171	27,197	17,608	(8,420)
MSA Safety, Inc.	USFF +0.250%	Weekly	MS	01/21/31	324	53,527	56,564	5,239
Paychex, Inc.	USFF +0.250%	Weekly	MS	01/21/31	843	79,503	82,892	7,524
Paycom Software, Inc.	USFF +0.250%	Weekly	MS	01/21/31	336	44,873	42,228	(885)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Commercial & Professional Services — (continued)
Paylocity Holding Corp.	USFF +0.250%	Weekly	MS	01/21/31	146	$15,118	$15,261	$729
Rollins, Inc.	USFF +0.250%	Weekly	MS	01/21/31	1,360	62,486	56,766	(3,219)
Tetra Tech, Inc.	USFF +0.250%	Weekly	MS	01/21/31	3,024	87,944	87,363	2,835
Thomson Reuters Corp. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	1,361	111,514	111,153	4,090
UL Solutions, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	181	16,686	18,437	2,442
Upwork, Inc.	USFF +0.250%	Weekly	MS	01/17/30	9,796	117,545	81,895	(31,129)
Veralto Corp.	USFF +0.250%	Weekly	MS	07/11/28	313	29,064	27,757	239
Verisk Analytics, Inc.	USFF -0.250%	Weekly	MS	03/18/30	565	94,034	101,434	11,510
Waste Management, Inc.	USFF +0.250%	Weekly	MS	01/21/31	82	18,075	18,276	1,081
Willdan Group, Inc.	USFF +0.250%	Weekly	MS	07/18/30	524	46,243	41,448	(3,089)
					33,969	1,199,144	1,155,910	6,484
Consumer Discretionary Distribution & Retail
Academy Sports & Outdoors, Inc.	USFF +0.250%	Weekly	MS	01/21/31	11	518	518	11
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	01/21/31	57	13,366	13,585	29
American Eagle Outfitters, Inc.	USFF +0.250%	Weekly	MS	01/21/31	4,940	83,414	84,968	4,639
AutoZone, Inc.	USFF +0.250%	Weekly	MS	01/21/31	16	49,350	51,135	3,720
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	01/17/30	9	562	683	185
Bob's Discount Furniture, Inc.	USFF +0.250%	Weekly	MS	01/21/31	201	2,872	3,180	411
Burlington Stores, Inc.	USFF +0.250%	Weekly	MS	01/21/31	90	28,565	28,512	791
Camping World Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	9,122	66,161	69,601	5,986
Chewy, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	177	3,528	3,478	79
Dillard's, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	36	19,934	19,023	(126)
eBay, Inc.	USFF +0.250%	Weekly	MS	01/21/31	659	71,698	73,643	4,762
Five Below, Inc.	USFF +0.250%	Weekly	MS	01/21/31	332	63,380	59,690	(1,202)
Gap, Inc. (The)	USFF +0.250%	Weekly	MS	01/21/31	13	242	243	—
GigaCloud Technology, Inc., Class A (Cayman Islands)	USFF +0.250%	Weekly	MS	01/21/31	259	8,316	8,184	186
Group 1 Automotive, Inc.	USFF -0.250%	Weekly	MS	03/12/29	178	58,762	51,828	(4,514)
Home Depot, Inc. (The)	USFF +0.250%	Weekly	MS	01/21/31	70	21,674	24,688	4,053
Kohl's Corp.	USFF +0.250%	Weekly	MS	07/18/30	1,284	17,453	22,752	6,264
Lithia Motors, Inc.	USFF +0.250%	Weekly	MS	01/21/31	253	71,896	73,494	4,514
LKQ Corp.	USFF +0.250%	Weekly	MS	01/21/31	801	22,173	21,090	(116)
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	01/21/31	63	13,643	13,891	793

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Consumer Discretionary Distribution & Retail — (continued)
Macy's, Inc.	USFF +0.250%	Weekly	MS	01/21/31	3,113	$74,244	$73,311	$2,307
Murphy USA, Inc.	USFF +0.250%	Weekly	MS	01/21/31	51	26,930	27,482	1,604
Ollie's Bargain Outlet Holdings, Inc.	USFF +0.250%	Weekly	MS	01/21/31	1,072	92,457	82,415	(6,407)
O'Reilly Automotive, Inc.	USFF +0.250%	Weekly	MS	01/21/31	695	60,809	64,003	5,769
Petco Health & Wellness Co., Inc.	USFF +0.250%	Weekly	MS	09/13/29	20,347	67,365	55,344	(9,381)
Ross Stores, Inc.	USFF +0.250%	Weekly	MS	01/17/30	274	60,711	58,321	53
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/21/31	184	28,378	27,876	619
Valvoline, Inc.	USFF +0.250%	Weekly	MS	01/21/31	857	28,418	33,886	6,685
Williams-Sonoma, Inc.	USFF +0.250%	Weekly	MS	01/21/31	21	4,621	4,895	454
					45,185	1,061,440	1,051,719	32,168
Consumer Durables & Apparel
Amer Sports, Inc. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/21/31	334	11,285	11,303	453
BRP, Inc., sub-voting shares (Canada)	USFF +0.250%	Weekly	MS	07/18/30	794	49,924	48,450	724
Callaway Golf Co.	USFF +0.250%	Weekly	MS	01/21/31	5,101	80,845	95,848	18,180
Canada Goose Holdings, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	42	395	399	10
Capri Holdings Ltd. (British Virgin Islands)	USFF +0.250%	Weekly	MS	01/21/31	4,384	83,838	81,411	868
Carter's, Inc.	USFF +0.250%	Weekly	MS	01/21/31	662	23,184	27,248	5,147
Champion Homes, Inc.	USFF +0.250%	Weekly	MS	01/21/31	1,051	79,139	92,614	16,935
Deckers Outdoor Corp.	USFF +0.250%	Weekly	MS	07/18/30	780	72,817	77,446	7,489
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/21/31	63	14,712	14,965	887
Hasbro, Inc.	USFF +0.250%	Weekly	MS	07/18/30	586	52,044	48,398	(1,332)
La-Z-Boy, Inc.	USFF +0.250%	Weekly	MS	01/21/31	270	9,400	10,832	1,940
Levi Strauss & Co., Class A	USFF +0.250%	Weekly	MS	01/21/31	986	21,771	24,482	3,707
Lululemon Athletica, Inc.	USFF +0.250%	Weekly	MS	01/21/31	1,133	137,176	129,366	(2,689)
Mohawk Industries, Inc.	USFF +0.250%	Weekly	MS	01/21/31	208	20,186	25,237	6,181
NIKE, Inc., Class B	USFF +0.250%	Weekly	MS	01/21/31	53	2,192	2,176	(769)
NVR, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2	13,796	13,627	365
Peloton Interactive, Inc., Class A	USFF +0.250%	Weekly	MS	03/12/29	19,237	96,513	113,691	20,973
Polaris, Inc.	USFF +0.250%	Weekly	MS	01/21/31	170	8,676	11,635	3,541
Ralph Lauren Corp.	USFF +0.250%	Weekly	MS	01/21/31	81	29,272	32,514	4,482
Sonos, Inc.	USFF +0.250%	Weekly	MS	01/17/30	3,253	39,021	44,013	6,520

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Consumer Durables & Apparel — (continued)
Tapestry, Inc.	USFF +0.250%	Weekly	MS	01/21/31	210	$28,687	$30,740	$3,354
Wolverine World Wide, Inc.	USFF +0.250%	Weekly	MS	01/21/31	3,182	52,593	52,598	2,251
					42,582	927,466	988,993	99,217
Consumer Services
ADT, Inc.	USFF +0.250%	Weekly	MS	01/21/31	14,695	98,940	95,518	920
American Public Education, Inc.	USFF +0.250%	Weekly	MS	01/21/31	3	161	161	(4)
Aramark	USFF +0.250%	Weekly	MS	01/21/31	366	19,749	20,825	1,845
Carnival Corp. Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/21/31	1,575	45,615	44,998	1,171
Chipotle Mexican Grill, Inc.	USFF +0.250%	Weekly	MS	01/21/31	615	17,645	20,910	4,152
Churchill Downs, Inc.	USFF +0.250%	Weekly	MS	01/21/31	554	48,053	49,661	3,571
Darden Restaurants, Inc.	USFF +0.250%	Weekly	MS	01/21/31	240	49,977	49,442	1,425
Domino's Pizza, Inc.	USFF +0.250%	Weekly	MS	01/21/31	49	14,711	14,506	376
DraftKings, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	617	15,007	15,585	1,165
Expedia Group, Inc.	USFF +0.250%	Weekly	MS	01/21/31	51	11,011	13,050	3,163
Grand Canyon Education, Inc.	USFF +0.250%	Weekly	MS	01/21/31	420	65,420	60,106	(2,745)
Las Vegas Sands Corp.	USFF +0.250%	Weekly	MS	01/21/31	896	45,065	41,386	(1,995)
Lindblad Expeditions Holdings, Inc.	USFF +0.250%	Weekly	MS	01/21/31	541	10,880	15,278	4,896
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	27	9,986	10,006	404
McDonald's Corp.	USFF +0.250%	Weekly	MS	01/21/31	273	79,220	73,795	(2,080)
Monarch Casino & Resort, Inc.	USFF -0.250%	Weekly	MS	01/07/27	89	8,549	11,713	3,656
Penn Entertainment, Inc.	USFF +0.250%	Weekly	MS	01/21/31	5,510	79,139	117,694	42,408
Perdoceo Education Corp.	USFF +0.250%	Weekly	MS	01/21/31	2,013	68,966	64,416	(1,544)
Planet Fitness, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	395	24,987	20,607	(3,842)
Restaurant Brands International, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	110	7,953	7,976	326
Six Flags Entertainment Corp.	USFF +0.250%	Weekly	MS	01/21/31	4,274	90,105	91,036	4,473
Starbucks Corp.	USFF +0.250%	Weekly	MS	01/21/31	57	5,419	5,825	723
Strategic Education, Inc.	USFF +0.250%	Weekly	MS	07/18/30	479	37,235	36,701	1,433

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Consumer Services — (continued)
Texas Roadhouse, Inc.	USFF +0.250%	Weekly	MS	01/21/31	210	$34,840	$40,578	$7,694
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	01/21/31	65	10,035	10,391	742
					34,124	898,668	932,164	72,333
Consumer Staples Distribution & Retail
Casey's General Stores, Inc.	USFF +0.250%	Weekly	MS	01/21/31	102	80,355	81,069	3,871
Costco Wholesale Corp.	USFF +0.250%	Weekly	MS	01/21/31	68	64,437	63,612	1,705
Ingles Markets, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	99	8,617	8,769	481
Kroger Co. (The)	USFF +0.250%	Weekly	MS	01/21/31	51	3,125	2,832	(267)
Sysco Corp.	USFF +0.250%	Weekly	MS	01/21/31	371	29,394	31,008	2,763
Target Corp.	USFF +0.250%	Weekly	MS	07/18/30	505	54,933	65,958	14,291
United Natural Foods, Inc.	USFF +0.250%	Weekly	MS	09/13/29	1,825	60,927	83,348	24,812
Walmart, Inc.	USFF +0.250%	Weekly	MS	01/21/31	382	49,830	43,265	(4,372)
					3,403	351,618	379,861	43,284
Energy
APA Corp.	USFF +0.250%	Weekly	MS	01/21/31	3,054	107,365	99,469	(3,674)
Archrock, Inc.	USFF +0.250%	Weekly	MS	01/21/31	241	8,119	9,811	3,137
Baker Hughes Co.	USFF +0.250%	Weekly	MS	01/21/31	3,863	248,531	214,397	(24,290)
Baytex Energy Corp. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	22,983	95,909	91,932	80
Bristow Group, Inc.	USFF +0.250%	Weekly	MS	01/21/31	158	6,920	6,529	(111)
Cameco Corp. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	2,892	298,510	294,579	7,691
CNX Resources Corp.	USFF +0.250%	Weekly	MS	07/18/30	6,764	245,013	229,503	(6,141)
ConocoPhillips	USFF +0.250%	Weekly	MS	01/21/31	1,010	109,594	105,000	(284)
Core Natural Resources, Inc.	USFF +0.250%	Weekly	MS	01/21/31	54	4,394	4,321	90
Dorian LPG Ltd. (Marshall Islands)	USFF +0.250%	Weekly	MS	01/21/31	113	4,114	3,930	(32)
DT Midstream, Inc.	USFF +0.250%	Weekly	MS	01/21/31	245	34,380	35,951	3,230
Energy Fuels, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	1,294	20,690	18,763	(1,445)
EQT Corp.	USFF +0.250%	Weekly	MS	01/21/31	1,026	54,227	54,552	2,140
Expand Energy Corp.	USFF +0.250%	Weekly	MS	01/21/31	1,654	158,263	150,828	(926)
Exxon Mobil Corp.	USFF +0.250%	Weekly	MS	01/21/31	384	56,626	52,500	(1,848)
Green Plains, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,849	26,194	28,438	3,254
Gulfport Energy Corp.	USFF +0.250%	Weekly	MS	07/18/30	591	103,598	100,293	498
Halliburton Co.	USFF +0.250%	Weekly	MS	01/21/31	2,247	82,070	76,286	(2,539)
Helix Energy Solutions Group, Inc.	USFF +0.250%	Weekly	MS	01/21/31	3,162	31,182	27,636	(2,327)
HF Sinclair Corp.	USFF +0.250%	Weekly	MS	01/21/31	956	67,416	66,585	1,962

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Energy — (continued)
Innovex International, Inc.	USFF +0.250%	Weekly	MS	07/18/30	546	$12,453	$13,541	$1,569
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	01/21/31	188	5,814	6,010	498
Kosmos Energy Ltd.	USFF +0.250%	Weekly	MS	01/21/31	44,342	127,397	93,562	(28,823)
Nabors Industries Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/21/31	793	80,339	66,620	(10,588)
Noble Corp. PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/21/31	2,055	100,809	76,652	(19,430)
Nordic American Tankers Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/21/31	3,419	18,867	18,941	1,172
NOV, Inc.	USFF +0.250%	Weekly	MS	01/21/31	164	3,035	3,042	116
Occidental Petroleum Corp.	USFF +0.250%	Weekly	MS	07/18/30	1,153	51,418	56,001	7,166
Oceaneering International, Inc.	USFF +0.250%	Weekly	MS	01/21/31	1,742	61,467	70,586	11,675
Pembina Pipeline Corp. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	1,176	55,813	54,390	1,229
Range Resources Corp.	USFF +0.250%	Weekly	MS	07/18/30	6,622	266,032	246,272	(8,507)
SFL Corp. Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	07/18/30	4,110	42,707	41,922	1,980
SLB Ltd. (Curacao)	USFF +0.250%	Weekly	MS	01/21/31	1,445	70,826	67,178	(866)
TechnipFMC PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/21/31	1,268	88,061	84,068	(618)
Tidewater, Inc.	USFF +0.250%	Weekly	MS	01/21/31	26	1,719	1,732	71
Transocean Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/21/31	12,672	76,442	61,966	(11,976)
Valero Energy Corp.	USFF +0.250%	Weekly	MS	07/18/30	280	46,415	72,923	29,209
Vermilion Energy, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	3,569	42,593	33,442	(7,214)
Weatherford International PLC (Ireland)	USFF +0.250%	Weekly	MS	01/21/31	408	36,817	33,252	(2,123)
					140,518	2,952,139	2,773,403	(56,995)
Financial Services
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	08/31/26	181	51,335	90,571	41,249
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	567	161,280	137,594	(17,339)
CME Group, Inc.	USFF +0.250%	Weekly	MS	01/21/31	437	109,780	96,503	(8,506)
Corpay, Inc.	USFF +0.250%	Weekly	MS	09/13/29	264	83,957	87,983	7,326
Donnelley Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	01/21/31	272	12,549	11,410	(698)
Euronet Worldwide, Inc.	USFF +0.250%	Weekly	MS	01/21/31	118	7,714	8,636	1,302
Fidelity National Information Services, Inc.	USFF +0.250%	Weekly	MS	01/21/31	472	18,419	18,351	764

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Financial Services — (continued)
Fiserv, Inc.	USFF +0.250%	Weekly	MS	01/21/31	752	$39,764	$36,886	$(1,321)
Flywire Corp.	USFF +0.250%	Weekly	MS	07/18/30	3,065	42,991	53,852	12,640
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	07/08/27	792	17,441	26,350	13,455
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	01/21/31	271	40,336	33,363	(5,269)
Jack Henry & Associates, Inc.	USFF +0.250%	Weekly	MS	01/21/31	76	9,553	10,468	1,369
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	65	32,268	33,384	2,254
Morningstar, Inc.	USFF +0.250%	Weekly	MS	01/21/31	34	5,276	5,305	226
MSCI, Inc.	USFF +0.250%	Weekly	MS	01/21/31	33	18,684	18,481	524
Nasdaq, Inc.	USFF +0.250%	Weekly	MS	01/21/31	228	18,329	17,971	354
NCR Atleos Corp.	USFF +0.250%	Weekly	MS	01/21/31	58	2,500	2,518	106
Paymentus Holdings, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	2,608	76,422	63,009	(10,672)
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	01/21/31	880	39,723	37,998	(49)
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	233	23,381	26,490	8,739
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	140	44,288	48,033	5,609
					11,546	855,990	865,156	52,063
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	01/21/31	10	691	720	115
Archer-Daniels-Midland Co.	USFF +0.250%	Weekly	MS	01/21/31	97	6,852	7,411	901
Brown-Forman Corp., Class B	USFF +0.250%	Weekly	MS	01/21/31	929	24,344	24,758	1,422
Darling Ingredients, Inc.	USFF +0.250%	Weekly	MS	01/21/31	1,703	96,837	93,018	(12)
Flowers Foods, Inc.	USFF +0.250%	Weekly	MS	01/21/31	2,347	18,154	18,541	1,233
General Mills, Inc.	USFF +0.250%	Weekly	MS	01/21/31	52	1,795	1,810	77
Hershey Co. (The)	USFF +0.250%	Weekly	MS	01/21/31	288	51,526	50,530	1,228
Hormel Foods Corp.	USFF +0.250%	Weekly	MS	01/21/31	2,468	52,655	61,256	11,259
Ingredion, Inc.	USFF +0.250%	Weekly	MS	01/21/31	4	379	379	4
J & J Snack Foods Corp.	USFF -0.250%	Weekly	MS	09/17/29	164	13,763	12,046	(881)
J M Smucker Co. (The)	USFF +0.250%	Weekly	MS	01/21/31	612	57,455	68,850	14,487
Marzetti Company (The)	USFF +0.250%	Weekly	MS	01/21/31	298	34,541	34,020	1,010
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	08/31/26	725	36,093	28,246	(4,780)
Mondelez International, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	178	10,413	10,296	298
National Beverage Corp.	USFF +0.250%	Weekly	MS	07/18/30	132	4,241	4,118	35
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	07/18/30	402	57,030	54,431	694

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Food, Beverage & Tobacco — (continued)
Simply Good Foods Co. (The)	USFF +0.250%	Weekly	MS	01/21/31	2,532	$38,252	$33,625	$(3,406)
Smithfield Foods, Inc.	USFF +0.250%	Weekly	MS	01/21/31	176	4,648	4,270	(151)
Tyson Foods, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	193	10,551	11,049	991
Vita Coco Co., Inc. (The)	USFF +0.250%	Weekly	MS	01/21/31	30	2,092	1,984	(35)
Westrock Coffee Co.	USFF +0.250%	Weekly	MS	01/21/31	186	1,585	1,508	(24)
					13,526	523,897	522,866	24,465
Health Care Equipment & Services
Addus HomeCare Corp.	USFF +0.250%	Weekly	MS	01/21/31	238	21,984	23,912	2,794
agilon health, Inc.	USFF +0.250%	Weekly	MS	01/21/31	463	47,928	49,624	3,576
Align Technology, Inc.	USFF +0.250%	Weekly	MS	01/21/31	685	111,999	115,532	7,939
AMN Healthcare Services, Inc.	USFF +0.250%	Weekly	MS	01/21/31	3,224	94,822	104,361	13,267
Becton Dickinson & Co.	USFF +0.250%	Weekly	MS	01/21/31	1,135	163,249	171,760	17,684
Boston Scientific Corp.	USFF +0.250%	Weekly	MS	01/21/31	4,428	210,387	188,987	(13,116)
BrightSpring Health Services, Inc.	USFF +0.250%	Weekly	MS	01/21/31	4,225	241,528	294,652	62,634
Butterfly Network, Inc.	USFF +0.250%	Weekly	MS	07/18/30	21,201	78,269	178,512	103,319
Cencora, Inc.	USFF +0.250%	Weekly	MS	01/21/31	31	8,325	8,772	768
Centene Corp.	USFF +0.250%	Weekly	MS	01/21/31	320	18,692	20,541	2,576
Chemed Corp.	USFF +0.250%	Weekly	MS	01/21/31	18	7,548	8,383	2,415
CONMED Corp.	USFF +0.250%	Weekly	MS	01/21/31	139	4,814	4,549	(122)
CorVel Corp.	USFF +0.250%	Weekly	MS	07/18/30	36	2,180	2,251	129
CVS Health Corp.	USFF +0.250%	Weekly	MS	01/21/31	583	53,496	60,311	9,062
DaVita, Inc.	USFF +0.250%	Weekly	MS	01/21/31	6	808	1,335	548
Dexcom, Inc.	USFF +0.250%	Weekly	MS	01/21/31	146	10,096	9,833	125
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	01/21/31	7	2,231	2,707	598
Enovis Corp.	USFF +0.250%	Weekly	MS	01/21/31	572	12,376	11,840	(58)
Ensign Group, Inc. (The)	USFF +0.250%	Weekly	MS	01/21/31	236	37,583	37,831	1,735
Guardant Health, Inc.	USFF +0.250%	Weekly	MS	01/21/31	782	99,914	117,323	21,338
HealthEquity, Inc.	USFF +0.250%	Weekly	MS	01/21/31	487	39,097	43,986	6,450
Hinge Health, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	2	166	166	(4)
Humana, Inc.	USFF +0.250%	Weekly	MS	01/21/31	11	4,071	4,369	456
IDEXX Laboratories, Inc.	USFF +0.250%	Weekly	MS	07/11/28	8	4,199	4,212	168
Insulet Corp.	USFF +0.250%	Weekly	MS	01/21/31	456	89,043	69,426	(16,776)
Labcorp Holdings, Inc.	USFF +0.250%	Weekly	MS	01/21/31	12	3,038	3,360	525
LeMaitre Vascular, Inc.	USFF +0.250%	Weekly	MS	07/18/30	251	22,679	24,086	2,328

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Health Care Equipment & Services — (continued)
LifeStance Health Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,471	$17,185	$26,464	$10,111
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	01/21/31	1,425	114,853	111,478	2,085
Nutex Health, Inc.	USFF +0.250%	Weekly	MS	01/21/31	110	13,824	18,798	5,615
Omnicell, Inc.	USFF +0.250%	Weekly	MS	01/21/31	357	14,067	14,823	1,300
Pediatrix Medical Group, Inc.	USFF +0.250%	Weekly	MS	03/12/29	1,567	23,561	39,692	17,271
Penumbra, Inc.	USFF +0.250%	Weekly	MS	01/21/31	72	23,217	22,734	407
Privia Health Group, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,213	25,226	31,210	7,077
Progyny, Inc.	USFF +0.250%	Weekly	MS	07/18/30	3,363	62,905	96,955	37,019
ResMed, Inc.	USFF +0.250%	Weekly	MS	01/21/31	287	58,404	55,931	(810)
Schrodinger, Inc.	USFF +0.250%	Weekly	MS	01/21/31	650	7,880	10,563	3,065
Solventum Corp.	USFF +0.250%	Weekly	MS	01/17/30	982	70,001	75,761	8,510
Teladoc Health, Inc.	USFF +0.250%	Weekly	MS	01/21/31	12	103	102	(8)
Teleflex, Inc.	USFF +0.250%	Weekly	MS	01/21/31	53	6,761	6,718	214
Tenet Healthcare Corp.	USFF +0.250%	Weekly	MS	01/21/31	582	103,987	108,881	8,597
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	01/21/31	90	35,025	37,407	3,977
Universal Health Services, Inc., Class B	USFF +0.250%	Weekly	MS	07/18/30	167	31,917	24,831	(5,967)
Veeva Systems, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	375	59,009	66,551	10,139
Waystar Holding Corp.	USFF +0.250%	Weekly	MS	07/18/30	2,966	79,483	60,892	(16,143)
					56,444	2,137,930	2,372,412	322,817
Household & Personal Products
Church & Dwight Co., Inc.	USFF +0.250%	Weekly	MS	07/18/30	217	18,118	21,023	4,096
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	01/21/31	765	69,069	70,135	4,221
Estee Lauder Cos., Inc. (The), Class A	USFF -0.250%	Weekly	MS	01/10/28	1,612	131,784	127,267	656
Interparfums, Inc.	USFF +0.250%	Weekly	MS	01/21/31	19	1,652	2,125	655
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	01/21/31	120	17,554	17,597	751
					2,733	238,177	238,147	10,379
Materials
Agnico Eagle Mines Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	170	27,672	26,372	(207)
Alamos Gold, Inc., Class A (Canada)	USFF +0.250%	Weekly	MS	01/21/31	421	14,437	12,773	(1,099)
Albemarle Corp.	USFF +0.250%	Weekly	MS	01/21/31	2,620	457,253	353,779	(84,665)
Alcoa Corp.	USFF +0.250%	Weekly	MS	01/21/31	411	21,910	21,430	373

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Materials — (continued)
Almonty Industries, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	868	$16,141	$14,374	$(1,241)
Aura Minerals, Inc. (British Virgin Islands)	USFF +0.250%	Weekly	MS	01/21/31	448	28,208	28,202	1,096
Avery Dennison Corp.	USFF +0.250%	Weekly	MS	01/21/31	3	483	487	83
Avino Silver & Gold Mines Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	1,816	11,534	11,513	424
Barrick Mining Corp. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	2,943	118,151	108,096	(5,039)
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	01/21/31	162	18,114	17,538	128
Compass Minerals International, Inc.	USFF +0.250%	Weekly	MS	01/21/31	944	28,090	29,387	2,399
Constellium SE (France)	USFF +0.250%	Weekly	MS	01/21/31	31	983	988	34
CRH PLC (Ireland)	USFF +0.250%	Weekly	MS	01/21/31	13	1,460	1,391	(21)
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,735	230,376	235,335	14,031
Eastman Chemical Co.	USFF +0.250%	Weekly	MS	01/21/31	328	22,974	21,969	(105)
Ecovyst, Inc.	USFF +0.250%	Weekly	MS	01/21/31	4,979	66,698	61,989	(2,090)
First Majestic Silver Corp. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	4,816	93,006	81,679	(7,639)
Fortuna Mining Corp. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	8,006	75,325	67,651	(4,715)
Freeport-McMoRan, Inc.	USFF +0.250%	Weekly	MS	01/21/31	268	18,202	16,855	(640)
Graphic Packaging Holding Co.	USFF +0.250%	Weekly	MS	01/21/31	5,391	55,989	56,983	3,707
Hecla Mining Co.	USFF +0.250%	Weekly	MS	01/21/31	1,344	23,586	20,738	(1,924)
Hudbay Minerals, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	3,568	83,002	84,240	4,516
Huntsman Corp.	USFF +0.250%	Weekly	MS	01/21/31	382	4,526	4,057	(301)
IAMGOLD Corp. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	7,158	138,951	113,383	(20,181)
Ingevity Corp.	USFF +0.250%	Weekly	MS	01/17/30	335	18,864	25,014	7,047
International Flavors & Fragrances, Inc.	USFF +0.250%	Weekly	MS	01/21/31	602	44,539	47,690	5,159
International Paper Co.	USFF +0.250%	Weekly	MS	01/21/31	409	13,114	15,583	3,070
Kaiser Aluminum Corp.	USFF +0.250%	Weekly	MS	01/21/31	177	31,720	34,627	4,151
Kinross Gold Corp. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	1,167	31,652	27,565	(2,828)
Koppers Holdings, Inc.	USFF +0.250%	Weekly	MS	01/21/31	125	5,235	5,613	579

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Materials — (continued)
Kronos Worldwide, Inc.	USFF +0.250%	Weekly	MS	01/21/31	1	$6	$6	$(10)
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	01/21/31	100	48,403	51,894	5,598
LSB Industries, Inc.	USFF +0.250%	Weekly	MS	01/21/31	1,318	18,744	14,248	(3,767)
LyondellBasell Industries NV, Class A (Netherlands)	USFF +0.250%	Weekly	MS	01/21/31	2,465	169,314	129,782	(31,859)
Newmont Corp.	USFF +0.250%	Weekly	MS	01/21/31	1,083	116,402	101,152	(10,493)
Nucor Corp.	USFF +0.250%	Weekly	MS	01/21/31	167	37,523	37,199	1,230
Nutrien Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	52	3,174	3,273	239
OceanaGold Corp. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	44	1,193	1,104	(53)
Olin Corp.	USFF +0.250%	Weekly	MS	01/21/31	1,788	43,869	35,438	(6,534)
Orla Mining Ltd. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	450	4,312	4,406	254
Pan American Silver Corp. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	2,038	108,046	91,282	(12,299)
Reliance, Inc.	USFF +0.250%	Weekly	MS	01/21/31	12	4,494	4,483	157
Scotts Miracle-Gro Co. (The)	USFF +0.250%	Weekly	MS	01/21/31	86	5,084	5,857	1,229
Southern Copper Corp.	USFF +0.250%	Weekly	MS	01/21/31	125	21,437	21,783	1,216
SSR Mining, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	3,110	91,996	87,951	(429)
Steel Dynamics, Inc.	USFF +0.250%	Weekly	MS	07/18/30	484	97,731	111,059	17,621
Teck Resources Ltd., Class B (Canada)	USFF +0.250%	Weekly	MS	01/21/31	1,828	105,529	108,693	7,456
TriMas Corp.	USFF +0.250%	Weekly	MS	01/21/31	1,318	51,576	59,350	9,823
Vulcan Materials Co.	USFF +0.250%	Weekly	MS	01/17/30	53	14,448	15,636	1,787
Wheaton Precious Metals Corp. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	409	53,638	45,939	(5,541)
					68,571	2,699,114	2,477,836	(110,273)
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	297	100,357	106,139	9,829
Cargurus, Inc.	USFF +0.250%	Weekly	MS	01/21/31	1,121	31,303	38,215	9,183
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	330	58,205	46,929	(8,991)
EchoStar Corp., Class A	USFF +0.250%	Weekly	MS	01/21/31	494	61,964	50,141	(9,391)
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	01/21/31	98	19,617	20,094	1,338
Fox Corp., Class A	USFF +0.250%	Weekly	MS	01/21/31	2,008	106,553	104,737	2,376
Grindr, Inc.	USFF +0.250%	Weekly	MS	01/21/31	566	5,929	8,133	2,591
Liberty Media Corp.-Liberty Formula One, Class C	USFF +0.250%	Weekly	MS	01/21/31	93	8,045	8,848	1,151

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Media & Entertainment — (continued)
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	166	$94,861	$93,506	$2,463
Netflix, Inc.	USFF +0.250%	Weekly	MS	01/21/31	521	38,398	37,199	305
New York Times Co. (The), Class A	USFF +0.250%	Weekly	MS	01/21/31	15	1,059	1,050	29
News Corp., Class A	USFF +0.250%	Weekly	MS	07/18/30	422	10,653	10,478	262
Pinterest, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	1,362	27,021	28,643	2,870
Reddit, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	836	135,484	145,113	14,960
Roku, Inc.	USFF +0.250%	Weekly	MS	01/21/31	669	82,699	92,416	13,483
Scholastic Corp.	USFF +0.250%	Weekly	MS	01/21/31	292	11,605	13,432	2,324
Trade Desk, Inc. (The), Class A	USFF +0.250%	Weekly	MS	01/21/31	10,240	202,883	185,139	(9,756)
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	01/21/31	56	5,401	5,390	192
Warner Bros Discovery, Inc.	USFF +0.250%	Weekly	MS	01/21/31	421	11,370	11,224	292
Warner Music Group Corp., Class A	USFF +0.250%	Weekly	MS	07/18/30	2,717	73,199	73,549	3,556
ZoomInfo Technologies, Inc.	USFF +0.250%	Weekly	MS	01/21/31	2,972	9,118	8,708	(93)
					25,696	1,095,724	1,089,083	38,973
Pharmaceuticals, Biotechnology & Life Sciences
10X Genomics, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	3,359	62,455	128,784	68,949
Absci Corp.	USFF +0.250%	Weekly	MS	01/21/31	2,283	18,866	26,460	8,327
Adaptive Biotechnologies Corp.	USFF +0.250%	Weekly	MS	01/21/31	1,265	22,336	27,134	5,669
Agilent Technologies, Inc.	USFF +0.250%	Weekly	MS	01/21/31	1,186	150,120	157,536	13,611
ANI Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/18/30	170	13,176	14,073	1,521
Aurinia Pharmaceuticals, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	212	3,240	3,598	555
Beam Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/21/31	387	13,280	13,282	515
Biogen, Inc.	USFF +0.250%	Weekly	MS	01/21/31	129	25,273	27,872	3,769
CareDx, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,014	16,111	28,899	14,023
Collegium Pharmaceutical, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,788	68,072	64,726	(767)
CryoPort, Inc.	USFF +0.250%	Weekly	MS	01/21/31	236	3,564	3,705	271
Cytokinetics, Inc.	USFF +0.250%	Weekly	MS	01/21/31	94	7,794	8,008	511
Design Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/21/31	59	821	854	55

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Elanco Animal Health, Inc.	USFF +0.250%	Weekly	MS	01/21/31	1,051	$22,457	$25,865	$4,283
Eton Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/21/31	305	9,309	11,041	2,095
Fortrea Holdings, Inc.	USFF +0.250%	Weekly	MS	01/21/31	2,502	38,044	43,535	6,980
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	01/21/31	972	120,562	122,802	7,687
GRAIL, Inc.	USFF +0.250%	Weekly	MS	01/21/31	249	16,756	16,999	894
Harmony Biosciences Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	156	4,039	5,680	1,994
ImmunityBio, Inc.	USFF +0.250%	Weekly	MS	01/21/31	4,635	37,313	40,579	4,728
Immunovant, Inc.	USFF +0.250%	Weekly	MS	01/21/31	852	30,133	32,828	3,872
Indivior Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/21/31	647	18,915	26,546	8,977
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	01/21/31	50	8,135	9,661	2,167
Kiniksa Pharmaceuticals International PLC (United Kingdom)	USFF +0.250%	Weekly	MS	01/21/31	25	1,169	1,599	579
Kymera Therapeutics, Inc.	USFF +0.250%	Weekly	MS	01/21/31	13	1,451	1,491	87
Ligand Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/21/31	3	626	948	444
Liquidia Corp.	USFF +0.250%	Weekly	MS	01/21/31	380	14,089	30,297	17,782
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	01/21/31	359	39,711	46,132	8,405
Neurocrine Biosciences, Inc.	USFF -0.250%	Weekly	MS	01/17/30	64	10,121	10,786	1,247
Nuvation Bio, Inc.	USFF +0.250%	Weekly	MS	01/21/31	5,600	28,591	31,808	4,334
Pfizer, Inc.	USFF +0.250%	Weekly	MS	01/21/31	2,426	58,437	58,418	2,275
Regeneron Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/21/31	255	159,598	159,003	4,437
Rhythm Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	01/21/31	21	2,272	2,332	139
Roivant Sciences Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/21/31	165	5,684	5,839	369
SELLAS Life Sciences Group, Inc.	USFF +0.250%	Weekly	MS	01/21/31	2,350	22,734	34,686	12,838
Septerna, Inc.	USFF +0.250%	Weekly	MS	01/21/31	137	4,734	4,588	31
Thermo Fisher Scientific, Inc.	USFF +0.250%	Weekly	MS	01/21/31	94	45,601	47,128	3,376
Viatris, Inc.	USFF +0.250%	Weekly	MS	01/21/31	5,097	82,209	80,940	2,087

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Xeris Biopharma Holdings, Inc.	USFF +0.250%	Weekly	MS	01/21/31	736	$4,545	$5,829	$1,474
Zoetis, Inc.	USFF -0.250%	Weekly	MS	07/11/28	457	53,828	32,840	(18,667)
					41,783	1,246,171	1,395,131	201,923
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF +0.250%	Weekly	MS	01/21/31	434	177,953	252,115	81,167
Analog Devices, Inc.	USFF +0.250%	Weekly	MS	01/21/31	72	22,048	28,596	7,582
Broadcom, Inc.	USFF +0.250%	Weekly	MS	01/21/31	500	198,287	188,875	(1,004)
Cirrus Logic, Inc.	USFF +0.250%	Weekly	MS	01/21/31	452	69,652	67,136	219
Cohu, Inc.	USFF +0.250%	Weekly	MS	01/21/31	2,313	123,041	170,954	52,753
Credo Technology Group Holding Ltd. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/21/31	180	39,281	48,951	12,687
First Solar, Inc.	USFF +0.250%	Weekly	MS	01/21/31	227	56,423	53,563	(646)
Ichor Holdings Ltd. (Cayman Islands)	USFF +0.250%	Weekly	MS	01/21/31	204	8,423	22,905	17,616
Lam Research Corp.	USFF +0.250%	Weekly	MS	01/21/31	106	40,126	45,933	7,379
Marvell Technology, Inc.	USFF +0.250%	Weekly	MS	01/21/31	640	159,001	190,650	37,906
MaxLinear, Inc.	USFF +0.250%	Weekly	MS	01/21/31	124	4,077	15,876	14,142
Microchip Technology, Inc.	USFF +0.250%	Weekly	MS	01/21/31	107	9,589	9,758	537
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	07/18/30	366	195,006	422,470	235,184
Monolithic Power Systems, Inc.	USFF +0.250%	Weekly	MS	01/17/30	48	72,361	66,353	(3,069)
NVIDIA Corp.	USFF +0.250%	Weekly	MS	07/18/30	1,438	280,900	287,729	18,267
NXP Semiconductors NV (Netherlands)	USFF +0.250%	Weekly	MS	01/21/31	469	133,612	131,803	3,667
ON Semiconductor Corp.	USFF +0.250%	Weekly	MS	01/21/31	185	16,754	17,490	1,386
Qnity Electronics, Inc.	USFF +0.250%	Weekly	MS	01/21/31	98	15,242	16,004	1,354
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	01/21/31	806	161,183	148,941	(5,263)
SiTime Corp.	USFF +0.250%	Weekly	MS	07/18/30	118	44,331	87,976	46,356
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	01/21/31	33	2,337	2,237	21
Texas Instruments, Inc.	USFF +0.250%	Weekly	MS	01/21/31	585	148,408	174,371	27,576
Universal Display Corp.	USFF +0.250%	Weekly	MS	01/21/31	753	68,994	65,202	(725)
					10,258	2,047,029	2,515,888	555,092
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/21/31	1,010	172,034	125,684	(42,649)
Adobe, Inc.	USFF +0.250%	Weekly	MS	01/21/31	212	43,707	43,464	1,470

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Software & Services — (continued)
Akamai Technologies, Inc.	USFF +0.250%	Weekly	MS	01/21/31	1,418	$183,928	$167,622	$(9,065)
Alarm.com Holdings, Inc.	USFF +0.250%	Weekly	MS	01/21/31	128	5,639	5,980	557
Appian Corp., Class A	USFF +0.250%	Weekly	MS	09/13/29	5,696	166,271	130,438	(29,288)
Arteris, Inc.	USFF +0.250%	Weekly	MS	01/21/31	370	15,873	17,978	2,721
Asana, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	2,300	18,569	16,100	(1,820)
Atlassian Corp., Class A	USFF +0.250%	Weekly	MS	01/21/31	1,174	98,137	91,325	(2,953)
Autodesk, Inc.	USFF +0.250%	Weekly	MS	01/21/31	860	190,771	167,201	(16,059)
AvePoint, Inc.	USFF +0.250%	Weekly	MS	01/21/31	3,757	37,940	42,116	5,703
Bentley Systems, Inc., Class B	USFF +0.250%	Weekly	MS	01/21/31	733	23,848	21,909	(968)
Blackbaud, Inc.	USFF +0.250%	Weekly	MS	01/17/30	2,235	100,278	66,201	(31,452)
Box, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	3,140	76,593	83,336	9,770
CCC Intelligent Solutions Holdings, Inc.	USFF +0.250%	Weekly	MS	01/21/31	3,557	17,109	18,354	2,009
Clear Secure, Inc., Class A	USFF +0.250%	Weekly	MS	07/18/30	705	31,452	39,290	9,256
Cognizant Technology Solutions Corp., Class A	USFF +0.250%	Weekly	MS	01/21/31	1,366	86,226	52,905	(29,488)
Descartes Systems Group, Inc. (The) (Canada)	USFF +0.250%	Weekly	MS	01/21/31	71	4,889	4,916	209
EPAM Systems, Inc.	USFF +0.250%	Weekly	MS	01/21/31	416	45,889	33,010	(11,141)
Five9, Inc.	USFF +0.250%	Weekly	MS	01/21/31	3,789	80,451	80,781	3,492
Gartner, Inc.	USFF +0.250%	Weekly	MS	01/21/31	83	11,450	10,758	(250)
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	01/21/31	1,341	24,745	33,377	10,060
Globant SA (Luxembourg)	USFF +0.250%	Weekly	MS	01/21/31	1,718	75,060	49,719	(22,393)
GoDaddy, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	1,055	83,621	89,548	9,502
Intuit, Inc.	USFF +0.250%	Weekly	MS	01/21/31	8	2,093	2,088	81
JFrog Ltd. (Israel)	USFF +0.250%	Weekly	MS	01/21/31	23	1,931	2,090	242
LiveRamp Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,517	38,421	57,100	20,184
Microsoft Corp.	USFF +0.250%	Weekly	MS	01/21/31	416	171,633	155,176	(9,371)
MongoDB, Inc.	USFF +0.250%	Weekly	MS	01/21/31	15	4,762	5,039	526
nCino, Inc.	USFF +0.250%	Weekly	MS	01/21/31	4,723	79,134	77,221	1,009
NCR Voyix Corp.	USFF +0.250%	Weekly	MS	07/18/30	2,167	18,322	17,704	6
Nutanix, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	581	27,588	29,608	3,150
Open Text Corp. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	1,670	38,272	36,991	592
Progress Software Corp.	USFF +0.250%	Weekly	MS	01/21/31	343	9,832	11,518	2,131

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Software & Services — (continued)
PTC, Inc.	USFF -0.250%	Weekly	MS	09/17/29	1,539	$224,726	$174,846	$(41,031)
Q2 Holdings, Inc.	USFF +0.250%	Weekly	MS	07/18/30	1,714	97,009	82,443	(11,213)
Qualys, Inc.	USFF +0.250%	Weekly	MS	01/21/31	408	34,615	56,096	24,182
Quantum Computing, Inc.	USFF +0.250%	Weekly	MS	01/21/31	696	8,160	6,751	(1,326)
Rackspace Technology, Inc.	USFF +0.250%	Weekly	MS	01/21/31	2,396	11,906	15,646	4,204
RingCentral, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	792	25,899	30,872	6,026
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	07/18/30	53	20,143	17,935	(1,566)
Salesforce, Inc.	USFF +0.250%	Weekly	MS	01/21/31	721	124,408	112,952	(6,378)
ServiceNow, Inc.	USFF +0.250%	Weekly	MS	01/21/31	736	74,802	73,070	1,206
Snowflake, Inc.	USFF +0.250%	Weekly	MS	01/21/31	541	119,358	137,685	23,021
Sprinklr, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	1,928	9,994	9,948	308
SPS Commerce, Inc.	USFF +0.250%	Weekly	MS	01/21/31	330	17,181	18,866	2,367
Tenable Holdings, Inc.	USFF +0.250%	Weekly	MS	01/21/31	1,056	21,989	38,945	19,455
Teradata Corp.	USFF +0.250%	Weekly	MS	01/21/31	5,099	138,814	176,680	43,498
Trimble, Inc.	USFF +0.250%	Weekly	MS	01/21/31	1,092	63,055	55,889	(4,806)
Tyler Technologies, Inc.	USFF +0.250%	Weekly	MS	01/21/31	203	61,341	59,369	436
UiPath, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	23,558	270,638	256,075	(3,904)
VeriSign, Inc.	USFF +0.250%	Weekly	MS	01/21/31	243	62,917	61,129	696
Workday, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	301	35,187	36,848	3,039
Zoom Communications, Inc.	USFF +0.250%	Weekly	MS	01/21/31	1,623	144,712	140,081	1,063
					93,626	3,553,322	3,348,673	(64,950)
Technology Hardware & Equipment
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	01/21/31	151	24,801	26,624	2,790
Apple, Inc.	USFF +0.250%	Weekly	MS	01/17/30	498	129,491	144,101	20,355
Arrow Electronics, Inc.	USFF +0.250%	Weekly	MS	01/21/31	223	49,191	47,590	329
Avnet, Inc.	USFF +0.250%	Weekly	MS	01/21/31	6	529	533	14
Benchmark Electronics, Inc.	USFF +0.250%	Weekly	MS	01/21/31	309	16,699	30,489	15,601
Calix, Inc.	USFF +0.250%	Weekly	MS	01/21/31	276	12,857	10,300	(2,203)
Celestica, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	98	34,486	35,750	2,614
Ciena Corp.	USFF +0.250%	Weekly	MS	01/21/31	506	219,924	248,223	40,403
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	01/21/31	1,196	142,866	140,482	3,238
Daktronics, Inc.	USFF +0.250%	Weekly	MS	07/18/30	320	5,869	6,259	619
Dell Technologies, Inc., Class C	USFF +0.250%	Weekly	MS	01/21/31	28	10,663	12,081	1,829
Diebold Nixdorf, Inc.	USFF +0.250%	Weekly	MS	07/18/30	727	50,665	61,810	13,150
F5, Inc.	USFF +0.250%	Weekly	MS	01/21/31	3	1,160	1,248	124

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Technology Hardware & Equipment — (continued)
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	01/21/31	4,963	$239,067	$223,881	$(5,191)
HP, Inc.	USFF +0.250%	Weekly	MS	01/21/31	587	14,080	12,879	(575)
Keysight Technologies, Inc.	USFF +0.250%	Weekly	MS	01/21/31	306	102,821	107,121	8,343
LightPath Technologies, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	2,092	24,634	34,204	10,743
Littelfuse, Inc.	USFF +0.250%	Weekly	MS	01/21/31	24	10,837	10,928	508
Motorola Solutions, Inc.	USFF +0.250%	Weekly	MS	01/21/31	75	30,134	31,147	2,227
Napco Security Technologies, Inc.	USFF +0.250%	Weekly	MS	07/18/30	493	19,480	18,724	85
NetApp, Inc.	USFF +0.250%	Weekly	MS	01/21/31	150	24,512	23,214	(261)
nLight, Inc.	USFF +0.250%	Weekly	MS	01/17/30	808	56,307	56,253	2,070
Novanta, Inc. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	122	18,844	19,793	1,682
PC Connection, Inc.	USFF +0.250%	Weekly	MS	01/21/31	5	356	365	13
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	01/21/31	64	60,408	61,760	3,723
TE Connectivity PLC (Ireland)	USFF +0.250%	Weekly	MS	01/21/31	361	72,658	72,781	3,266
Teledyne Technologies, Inc.	USFF +0.250%	Weekly	MS	01/21/31	75	47,749	50,018	4,182
Ubiquiti, Inc.	USFF +0.250%	Weekly	MS	01/21/31	18	10,408	9,613	(396)
Viavi Solutions, Inc.	USFF +0.250%	Weekly	MS	01/21/31	373	17,860	17,811	645
Vishay Intertechnology, Inc.	USFF +0.250%	Weekly	MS	01/21/31	2,466	146,911	132,621	(8,329)
Vistance Networks, Inc.	USFF +0.250%	Weekly	MS	01/21/31	8,919	103,693	113,985	16,814
Western Digital Corp.	USFF +0.250%	Weekly	MS	07/18/30	133	15,988	84,950	70,161
					26,375	1,715,948	1,847,538	208,573
Telecommunication Services
Anterix, Inc.	USFF +0.250%	Weekly	MS	01/21/31	229	18,522	23,573	5,771
Array Digital Infrastructure, Inc.	USFF +0.250%	Weekly	MS	01/21/31	36	1,376	1,305	(27)
AT&T, Inc.	USFF +0.250%	Weekly	MS	01/21/31	3,362	79,103	69,593	(6,014)
Bandwidth, Inc., Class A	USFF +0.250%	Weekly	MS	01/21/31	641	35,064	40,575	6,687
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	07/18/30	2,356	60,631	57,840	215
IDT Corp., Class B	USFF +0.250%	Weekly	MS	07/18/30	81	3,852	4,711	1,055
Lumen Technologies, Inc.	USFF +0.250%	Weekly	MS	01/21/31	3,540	30,154	27,187	(1,823)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Telecommunication Services — (continued)
Rogers Communications, Inc., Class B (Canada)	USFF +0.250%	Weekly	MS	07/18/30	419	$14,028	$13,618	$607
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	07/18/30	120	22,723	20,128	(1,560)
					10,784	265,453	258,530	4,911
Transportation
Allegiant Travel Co.	USFF +0.250%	Weekly	MS	01/17/30	622	47,684	73,147	27,333
Covenant Logistics Group, Inc.	USFF +0.250%	Weekly	MS	01/21/31	4	174	177	—
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	01/21/31	98	7,581	9,179	2,368
FedEx Corp.	USFF +0.250%	Weekly	MS	01/21/31	107	34,206	33,505	637
GXO Logistics, Inc.	USFF +0.250%	Weekly	MS	01/21/31	19	932	963	61
Heartland Express, Inc.	USFF +0.250%	Weekly	MS	01/21/31	124	1,873	1,887	79
Kirby Corp.	USFF +0.250%	Weekly	MS	01/21/31	24	3,366	3,263	20
Norfolk Southern Corp.	USFF +0.250%	Weekly	MS	07/18/30	90	24,696	28,313	4,942
Saia, Inc.	USFF +0.250%	Weekly	MS	01/21/31	1	414	421	13
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	01/21/31	227	15,887	16,380	1,081
Union Pacific Corp.	USFF +0.250%	Weekly	MS	01/21/31	131	33,234	35,632	3,942
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	01/21/31	239	23,515	25,693	3,496
					1,686	193,562	228,560	43,972
Utilities
Alliant Energy Corp.	USFF +0.250%	Weekly	MS	01/21/31	27	1,982	2,060	146
American States Water Co.	USFF +0.250%	Weekly	MS	01/21/31	373	28,491	30,821	3,593
American Water Works Co., Inc.	USFF +0.250%	Weekly	MS	01/12/29	80	10,025	10,526	892
Atmos Energy Corp.	USFF +0.250%	Weekly	MS	07/18/30	210	35,063	36,177	3,036
Brookfield Renewable Corp. (Canada)	USFF +0.250%	Weekly	MS	01/21/31	382	14,026	14,180	813
CenterPoint Energy, Inc.	USFF +0.250%	Weekly	MS	01/21/31	978	39,299	43,071	5,775
Duke Energy Corp.	USFF +0.250%	Weekly	MS	01/21/31	457	58,407	57,847	2,214
Evergy, Inc.	USFF +0.250%	Weekly	MS	01/21/31	58	4,854	5,013	340
FirstEnergy Corp.	USFF +0.250%	Weekly	MS	01/21/31	470	23,333	22,344	(4,963)
National Fuel Gas Co.	USFF +0.250%	Weekly	MS	01/21/31	226	17,365	17,449	885
OGE Energy Corp.	USFF +0.250%	Weekly	MS	01/21/31	759	35,875	36,933	2,481
Public Service Enterprise Group, Inc.	USFF +0.250%	Weekly	MS	01/21/31	415	33,935	33,681	1,419

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Utilities — (continued)
Southern Co. (The)	USFF +0.250%	Weekly	MS	01/21/31	60	$5,623	$5,743	$332
WEC Energy Group, Inc.	USFF +0.250%	Weekly	MS	01/21/31	173	19,353	20,201	1,895
					4,668	327,631	336,046	18,858

Total Reference Entity — Long						28,074,689	28,930,416	2,045,367

Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Short
Automobiles & Components
Aptiv PLC (Jersey)	USFF -0.250%	Weekly	MS	03/20/31	(760)	$(52,942)	$(46,649)	$9,153
Dauch Corp.	USFF -0.250%	Weekly	MS	03/20/31	(44,288)	(280,011)	(240,041)	39,338
Dorman Products, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(3,524)	(410,436)	(480,850)	(71,335)
Fox Factory Holding Corp.	USFF -0.250%	Weekly	MS	09/19/30	(3,307)	(56,986)	(56,037)	802
Harley-Davidson, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(2,575)	(63,883)	(62,984)	261
Rivian Automotive, Inc., Class A	USFF -0.250%	Weekly	MS	03/20/31	(24,580)	(376,787)	(426,463)	(50,523)
Thor Industries, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,058)	(112,590)	(79,519)	33,308
Visteon Corp.	USFF -0.250%	Weekly	MS	03/20/31	(492)	(53,027)	(48,811)	4,075
XPEL, Inc.	USFF +0.250%	Weekly	MS	07/08/27	(107)	(5,024)	(5,307)	(304)
					(80,691)	(1,411,686)	(1,446,661)	(35,225)
Capital Goods
3M Co.	USFF -0.250%	Weekly	MS	03/20/31	(682)	(111,384)	(110,423)	730
Advanced Drainage Systems, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(957)	(144,306)	(150,211)	(6,235)
AeroVironment, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(656)	(156,344)	(108,286)	46,344
Alamo Group, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(1,392)	(217,030)	(228,970)	(12,432)
Albany International Corp., Class A	USFF -0.250%	Weekly	MS	03/18/30	(435)	(27,941)	(32,407)	(5,293)
Allient, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(1,061)	(95,821)	(109,209)	(13,610)
Allison Transmission Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(6,083)	(707,613)	(685,797)	18,959
Ameresco, Inc., Class A	USFF -0.250%	Weekly	MS	07/08/27	(5,801)	(241,551)	(160,108)	80,909
American Superconductor Corp.	USFF -0.250%	Weekly	MS	09/19/30	(3,947)	(134,005)	(163,840)	(30,495)
Amprius Technologies, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(18,522)	(283,276)	(256,715)	25,922
Archer Aviation, Inc., Class A	USFF -0.262%	Weekly	MS	09/19/30	(16,088)	(124,596)	(76,096)	48,213
Array Technologies, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(14,421)	(102,149)	(106,860)	(4,947)
Astec Industries, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,131)	(63,911)	(69,206)	(5,686)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Capital Goods — (continued)
Atkore, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,411)	$(173,414)	$(183,332)	$(12,926)
Boise Cascade Co.	USFF -0.250%	Weekly	MS	07/16/29	(3,152)	(266,672)	(244,690)	19,493
Cadre Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,590)	(87,225)	(73,841)	12,584
Carrier Global Corp.	USFF -0.250%	Weekly	MS	03/20/31	(2,379)	(161,384)	(174,500)	(14,509)
CECO Environmental Corp.	USFF -0.530%	Weekly	MS	09/19/30	(1,533)	(95,418)	(139,104)	(45,825)
Centuri Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(18,118)	(528,263)	(547,888)	(20,808)
Chart Industries, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(185)	(38,345)	(38,654)	(499)
Crane Co.	USFF -0.250%	Weekly	MS	03/20/31	(2,764)	(545,205)	(616,565)	(72,581)
CSW Industrials, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(613)	(180,974)	(170,598)	9,330
DNOW, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(46,793)	(578,377)	(606,905)	(29,822)
DXP Enterprises, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,542)	(193,902)	(260,197)	(67,794)
Eaton Corp. PLC (Ireland)	USFF -0.250%	Weekly	MS	03/20/31	(568)	(241,322)	(242,036)	(2,338)
Enpro, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(76)	(21,884)	(28,647)	(6,848)
Esab Corp.	USFF -0.250%	Weekly	MS	09/19/30	(807)	(100,982)	(79,594)	21,707
Eve Holding, Inc.	USFF -0.730%	Weekly	MS	03/18/30	(12,570)	(49,593)	(31,551)	17,922
Federal Signal Corp.	USFF -0.250%	Weekly	MS	09/19/30	(1,372)	(161,282)	(176,288)	(16,210)
Firefly Aerospace, Inc.	USFF -0.580%	Weekly	MS	03/20/31	(16,451)	(558,497)	(483,659)	73,587
Fluor Corp.	USFF -0.250%	Weekly	MS	03/20/31	(9,257)	(463,154)	(484,974)	(22,859)
Fortune Brands Innovations, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(275)	(14,468)	(15,098)	(672)
Franklin Electric Co., Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,432)	(242,754)	(260,686)	(19,685)
GATX Corp.	USFF -0.250%	Weekly	MS	01/12/29	(2,700)	(463,252)	(478,413)	(19,163)
GE Vernova, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(345)	(371,485)	(405,327)	(34,677)
General Electric Co.	USFF -0.250%	Weekly	MS	03/20/31	(2,845)	(945,259)	(1,063,262)	(122,239)
Gibraltar Industries, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(1,425)	(53,638)	(64,267)	(10,758)
Graham Corp.	USFF -0.250%	Weekly	MS	03/20/31	(41)	(5,012)	(5,075)	(85)
Herc Holdings, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(585)	(104,349)	(83,854)	18,055
Hillman Solutions Corp.	USFF -0.250%	Weekly	MS	09/19/30	(23,850)	(200,256)	(201,294)	(1,493)
Hubbell, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(254)	(132,722)	(132,893)	(589)
IES Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(264)	(148,849)	(193,950)	(49,493)
Ingersoll Rand, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(5,587)	(437,588)	(458,078)	(21,472)
Intuitive Machines, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(3,596)	(107,107)	(76,918)	29,940
ITT, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(4,878)	(983,452)	(964,673)	13,735
Karman Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,321)	(100,328)	(65,944)	34,151
Kratos Defense & Security Solutions, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(14,379)	(1,069,343)	(716,937)	350,021
Lennox International, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(222)	(124,707)	(127,195)	(3,367)
Limbach Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,883)	(173,364)	(144,991)	27,978

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Capital Goods — (continued)
Lincoln Electric Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(824)	$(232,861)	$(218,780)	$12,639
Lindsay Corp.	USFF +0.250%	Weekly	MS	07/18/30	(541)	(64,297)	(66,976)	(2,831)
Loar Holdings, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(288)	(21,837)	(23,216)	(1,438)
LSI Industries, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(1,494)	(36,485)	(39,711)	(3,321)
Masterbrand, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(6,111)	(50,021)	(62,882)	(12,983)
Mueller Water Products, Inc., Class A	USFF -0.250%	Weekly	MS	03/20/31	(2,820)	(73,910)	(72,841)	798
NANO Nuclear Energy, Inc.	USFF -1.730%	Weekly	MS	03/20/31	(239)	(5,401)	(5,052)	326
NuScale Power Corp.	USFF -0.250%	Weekly	MS	03/20/31	(10,732)	(117,562)	(107,642)	9,649
nVent Electric PLC (Ireland)	USFF -0.250%	Weekly	MS	03/20/31	(142)	(20,291)	(24,085)	(5,558)
Owens Corning	USFF -0.250%	Weekly	MS	09/19/30	(1,875)	(229,478)	(298,050)	(69,092)
Power Solutions International, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(5,306)	(407,193)	(206,350)	201,396
Preformed Line Products Co.	USFF -0.250%	Weekly	MS	03/20/31	(724)	(230,122)	(297,245)	(69,406)
Primoris Services Corp.	USFF -0.250%	Weekly	MS	03/20/31	(3,789)	(502,653)	(375,566)	129,440
Quanex Building Products Corp.	USFF -0.250%	Weekly	MS	09/17/29	(4,120)	(81,917)	(76,714)	3,973
QXO, Inc.	USFF -1.880%	Weekly	MS	03/18/30	(7,115)	(145,150)	(122,947)	21,871
Regal Rexnord Corp.	USFF -0.250%	Weekly	MS	03/20/31	(490)	(110,284)	(116,713)	(6,894)
Resideo Technologies, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(4,508)	(163,404)	(140,199)	23,011
Shoals Technologies Group, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(52,961)	(512,494)	(524,314)	(12,968)
SPX Technologies, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,788)	(409,025)	(438,364)	(32,298)
StandardAero, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(9,794)	(272,049)	(292,939)	(21,504)
Tennant Co.	USFF -0.250%	Weekly	MS	09/19/30	(1,460)	(109,606)	(127,808)	(18,922)
Transcat, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(313)	(27,789)	(29,037)	(1,320)
V2X, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(312)	(26,870)	(23,263)	3,999
Valmont Industries, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(95)	(44,211)	(54,872)	(11,630)
Voyager Technologies, Inc., Class A	USFF -0.250%	Weekly	MS	03/20/31	(574)	(17,830)	(18,512)	(731)
Watts Water Technologies, Inc., Class A	USFF -0.250%	Weekly	MS	03/20/31	(1,225)	(402,342)	(479,526)	(78,266)
Woodward, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(341)	(147,974)	(145,075)	2,749
Worthington Enterprises, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,451)	(81,293)	(78,006)	2,376
X-Energy, Inc.	USFF -1.530%	Weekly	MS	03/20/31	(2,714)	(54,330)	(49,829)	4,370
					(385,385)	(17,132,432)	(16,816,520)	241,605

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Commercial & Professional Services
ACV Auctions, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(36,449)	$(383,836)	$(262,068)	$120,029
Barrett Business Services, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(1,148)	(36,996)	(40,777)	(3,904)
BlackSky Technology, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(2,189)	(57,224)	(61,117)	(4,030)
Boyd Group, Inc. (Canada)	USFF -0.250%	Weekly	MS	03/20/31	(114)	(11,467)	(10,787)	633
Brady Corp., Class A	USFF -0.250%	Weekly	MS	09/19/30	(334)	(31,621)	(30,584)	863
BrightView Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(9,714)	(130,685)	(137,647)	(7,263)
CACI International, Inc., Class A	USFF -0.250%	Weekly	MS	03/20/31	(306)	(159,310)	(141,758)	18,722
Clarivate PLC (Jersey)	USFF -0.630%	Weekly	MS	07/11/28	(10,979)	(90,998)	(23,715)	69,877
Concentrix Corp.	USFF -0.250%	Weekly	MS	03/20/31	(4,042)	(106,419)	(90,561)	15,193
CoreCivic, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(15,150)	(301,517)	(460,257)	(159,420)
GEO Group, Inc. (The)	USFF -0.250%	Weekly	MS	03/20/31	(1,087)	(19,943)	(32,121)	(13,436)
GFL Environmental, Inc. (Canada)	USFF -0.250%	Weekly	MS	03/20/31	(4,663)	(172,250)	(171,552)	263
HNI Corp.	USFF -0.250%	Weekly	MS	09/19/30	(11,238)	(413,257)	(454,128)	(45,712)
Huron Consulting Group, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(913)	(97,759)	(82,316)	15,220
Insperity, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(5,035)	(353,634)	(207,996)	129,052
ManpowerGroup, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(2,317)	(104,271)	(78,245)	22,635
Onterris, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(34)	(682)	(687)	(17)
Parsons Corp.	USFF -0.250%	Weekly	MS	03/20/31	(3,241)	(192,242)	(169,796)	22,589
Planet Labs PBC	USFF -0.250%	Weekly	MS	03/20/31	(2,400)	(65,489)	(79,512)	(14,179)
RB Global, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/08/27	(32)	(3,725)	(3,726)	(85)
Resolute Holdings Management, Inc.	USFF -0.680%	Weekly	MS	03/20/31	(1,747)	(205,552)	(252,494)	(47,408)
Robert Half, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(2,486)	(77,094)	(76,320)	592
TIC Solutions, Inc.	USFF -1.080%	Weekly	MS	09/19/30	(19,886)	(157,022)	(160,878)	(4,217)
TriNet Group, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(67)	(3,358)	(3,316)	25
UniFirst Corp.	USFF -0.250%	Weekly	MS	09/19/30	(357)	(95,220)	(94,412)	248
Verra Mobility Corp.	USFF -0.250%	Weekly	MS	09/17/29	(13,366)	(233,494)	(56,805)	177,025
Vestis Corp.	USFF -0.250%	Weekly	MS	09/17/29	(13,589)	(132,902)	(197,312)	(66,784)
					(162,883)	(3,637,967)	(3,380,887)	226,511
Consumer Discretionary Distribution & Retail
Abercrombie & Fitch Co., Class A	USFF -0.250%	Weekly	MS	03/20/31	(1,562)	(137,573)	(140,596)	(3,339)
Advance Auto Parts, Inc.	USFF -0.630%	Weekly	MS	03/20/31	(1,445)	(84,679)	(89,908)	(5,427)
Arhaus, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(1,976)	(15,235)	(16,638)	(1,447)
CarMax, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(23,448)	(936,034)	(1,240,165)	(306,219)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Consumer Discretionary Distribution & Retail — (continued)
Carvana Co.	USFF -0.250%	Weekly	MS	03/20/31	(626)	$(48,905)	$(41,203)	$7,897
Dick's Sporting Goods, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,240)	(291,180)	(281,244)	4,004
Etsy, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(4,736)	(355,731)	(356,763)	(1,832)
Gold.com, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(2,521)	(104,563)	(104,899)	(761)
Groupon, Inc.	USFF -1.730%	Weekly	MS	03/20/31	(2,494)	(46,715)	(60,006)	(13,658)
Pool Corp.	USFF +0.250%	Weekly	MS	09/17/29	(208)	(43,855)	(44,699)	(951)
Savers Value Village, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(15,986)	(175,396)	(161,299)	13,541
Sonic Automotive, Inc., Class A	USFF -0.250%	Weekly	MS	03/20/31	(1,478)	(122,929)	(125,320)	(3,231)
Upbound Group, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(4,647)	(112,556)	(98,609)	6,875
Urban Outfitters, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(8,550)	(631,751)	(605,853)	24,799
Winmark Corp.	USFF -0.250%	Weekly	MS	03/20/31	(78)	(31,692)	(33,000)	(1,389)
					(70,995)	(3,138,794)	(3,400,202)	(281,138)
Consumer Durables & Apparel
Acushnet Holdings Corp.	USFF -0.250%	Weekly	MS	03/18/30	(5,274)	(490,103)	(625,127)	(137,578)
Brunswick Corp.	USFF -0.250%	Weekly	MS	03/20/31	(1,070)	(86,251)	(90,137)	(4,674)
Cavco Industries, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(175)	(117,846)	(107,516)	9,774
Crocs, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(2,319)	(273,151)	(279,764)	(7,230)
Gildan Activewear, Inc. (Canada)	USFF -0.250%	Weekly	MS	09/19/30	(16,004)	(1,038,548)	(825,806)	203,446
KB Home	USFF -0.250%	Weekly	MS	09/19/30	(1,311)	(76,822)	(82,055)	(6,500)
Kontoor Brands, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(2,623)	(209,139)	(218,601)	(11,321)
Latham Group, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(151)	(962)	(977)	(27)
Leggett & Platt, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(2,062)	(23,009)	(24,146)	(1,202)
LGI Homes, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(965)	(39,909)	(61,451)	(22,093)
Mattel, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(6,374)	(132,287)	(88,471)	45,774
SharkNinja, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	03/20/31	(808)	(100,246)	(123,034)	(23,021)
Steven Madden Ltd.	USFF -0.250%	Weekly	MS	09/19/30	(9,259)	(341,128)	(389,804)	(53,745)
Under Armour, Inc., Class C	USFF -0.250%	Weekly	MS	03/20/31	(568)	(3,464)	(3,533)	(87)
VF Corp.	USFF -0.250%	Weekly	MS	03/20/31	(25,846)	(436,373)	(431,111)	1,644
Whirlpool Corp.	USFF -0.530%	Weekly	MS	03/20/31	(2,248)	(96,264)	(88,616)	7,507
					(77,057)	(3,465,502)	(3,440,149)	667
Consumer Services
Boyd Gaming Corp.	USFF -0.250%	Weekly	MS	03/20/31	(2,336)	(202,703)	(206,339)	(4,582)
Cheesecake Factory, Inc. (The)	USFF -0.250%	Weekly	MS	03/20/31	(1,392)	(93,544)	(110,720)	(17,393)
Choice Hotels International, Inc.	USFF -1.080%	Weekly	MS	03/20/31	(589)	(69,125)	(64,949)	4,013
Coursera, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(28,967)	(279,210)	(163,374)	115,206
Cracker Barrel Old Country Store, Inc.	USFF -1.180%	Weekly	MS	09/19/30	(2,115)	(64,741)	(112,729)	(51,029)
Duolingo, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(342)	(42,849)	(39,337)	3,668

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Consumer Services — (continued)
First Watch Restaurant Group, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(14,213)	$(236,598)	$(183,206)	$52,682
Flutter Entertainment PLC (Ireland)	USFF -0.250%	Weekly	MS	03/20/31	(929)	(104,372)	(94,916)	9,214
Graham Holdings Co., Class B	USFF -0.250%	Weekly	MS	09/19/30	(162)	(180,982)	(184,910)	(4,424)
Kura Sushi USA, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(1,173)	(94,304)	(67,518)	27,300
Life Time Group Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(10,304)	(325,835)	(420,815)	(95,714)
MGM Resorts International	USFF +0.250%	Weekly	MS	01/21/31	(4,884)	(238,143)	(233,504)	3,859
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	03/18/30	(2,251)	(53,612)	(47,519)	5,964
OneSpaWorld Holdings Ltd. (Bahamas)	USFF -0.250%	Weekly	MS	03/18/30	(9,508)	(223,420)	(268,506)	(46,310)
Red Rock Resorts, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(3,127)	(193,809)	(203,443)	(13,384)
Service Corp. International	USFF -0.250%	Weekly	MS	09/19/30	(334)	(28,644)	(25,371)	3,135
Shake Shack, Inc., Class A	USFF -0.250%	Weekly	MS	03/20/31	(10,436)	(631,258)	(584,625)	45,222
Sweetgreen, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(3,242)	(48,641)	(28,562)	21,437
United Parks & Resorts, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(755)	(32,363)	(36,044)	(3,763)
Universal Technical Institute, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(4,706)	(169,879)	(201,276)	(31,784)
Vail Resorts, Inc.	USFF -0.730%	Weekly	MS	03/20/31	(222)	(30,129)	(30,225)	(1,176)
Viking Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	03/20/31	(3,005)	(269,221)	(314,533)	(45,920)
Wendy's Co. (The)	USFF -9.930%	Weekly	MS	09/19/30	(14,221)	(104,156)	(117,892)	(16,799)
Wingstop, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(552)	(86,320)	(95,722)	(9,604)
Wyndham Hotels & Resorts, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(2,361)	(202,363)	(198,820)	3,084
					(122,126)	(4,006,221)	(4,034,855)	(47,098)
Consumer Staples Distribution & Retail
BJ's Wholesale Club Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(7,042)	(671,327)	(614,203)	55,453
Chefs' Warehouse, Inc. (The)	USFF -0.250%	Weekly	MS	09/19/30	(993)	(66,724)	(95,427)	(30,334)
Grocery Outlet Holding Corp.	USFF -0.250%	Weekly	MS	03/20/31	(10,086)	(77,276)	(100,658)	(23,574)
Maplebear, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(16,516)	(708,452)	(782,033)	(75,164)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Consumer Staples Distribution & Retail — (continued)
Natural Grocers by Vitamin Cottage, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(61)	$(1,946)	$(1,892)	$39
PriceSmart, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,023)	(157,961)	(199,833)	(42,810)
US Foods Holding Corp.	USFF -0.250%	Weekly	MS	03/20/31	(1,059)	(98,641)	(108,283)	(9,871)
					(36,780)	(1,782,327)	(1,902,329)	(126,261)
Energy
Antero Resources Corp.	USFF -0.250%	Weekly	MS	03/20/31	(10,511)	(409,580)	(369,357)	40,185
Atlas Energy Solutions, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(5,710)	(125,080)	(94,843)	22,874
BKV Corp.	USFF -0.250%	Weekly	MS	03/20/31	(7,153)	(191,731)	(195,706)	(4,411)
Borr Drilling Ltd. (Bermuda)	USFF -0.265%	Weekly	MS	03/20/31	(23,257)	(102,303)	(96,051)	6,014
BW LPG Ltd. (Singapore)	USFF -0.780%	Weekly	MS	09/17/29	(2,935)	(41,052)	(51,157)	(16,183)
Cactus, Inc., Class A	USFF -0.250%	Weekly	MS	03/20/31	(8,436)	(489,247)	(432,176)	55,219
California Resources Corp.	USFF -0.250%	Weekly	MS	03/20/31	(10,096)	(596,697)	(533,776)	59,586
Canadian Natural Resources Ltd. (Canada)	USFF -0.250%	Weekly	MS	03/20/31	(6,444)	(309,939)	(254,538)	56,321
Cenovus Energy, Inc. (Canada)	USFF -0.250%	Weekly	MS	03/20/31	(5,311)	(139,147)	(131,766)	6,784
Centrus Energy Corp., Class A	USFF -0.930%	Weekly	MS	09/19/30	(145)	(30,694)	(24,341)	6,710
Cheniere Energy, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(4,688)	(1,122,274)	(1,120,479)	(1,291)
Chevron Corp.	USFF -0.250%	Weekly	MS	03/20/31	(1,426)	(242,917)	(236,374)	5,994
Chord Energy Corp.	USFF -0.250%	Weekly	MS	03/20/31	(615)	(90,119)	(70,294)	20,777
Comstock Resources, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(18,493)	(259,709)	(275,916)	(16,793)
Crescent Energy Co., Class A	USFF -0.250%	Weekly	MS	08/31/26	(7,272)	(98,132)	(71,411)	25,974
CVR Energy, Inc.	USFF +0.250%	Weekly	MS	01/17/30	(2,569)	(87,893)	(70,750)	17,320
Denison Mines Corp. (Canada)	USFF -0.260%	Weekly	MS	03/20/31	(145,247)	(466,360)	(444,456)	20,859
DHT Holdings, Inc. (Marshall Islands)	USFF -0.250%	Weekly	MS	03/20/31	(11,854)	(215,980)	(195,947)	14,723
Enbridge, Inc. (Canada)	USFF -0.250%	Weekly	MS	03/20/31	(3,111)	(175,041)	(168,647)	5,604
Enerflex Ltd. (Canada)	USFF -0.250%	Weekly	MS	03/20/31	(1,739)	(47,521)	(42,623)	4,758
Excelerate Energy, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(3,994)	(114,022)	(151,732)	(38,661)
FLEX LNG Ltd. (Bermuda)	USFF -2.230%	Weekly	MS	09/19/30	(1,435)	(43,439)	(40,266)	1,415

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Energy — (continued)
Flowco Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	03/20/31	(6,406)	$(154,274)	$(136,704)	$17,068
Helmerich & Payne, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,503)	(51,133)	(49,208)	1,176
Kinetik Holdings, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(2,575)	(97,246)	(124,475)	(58,184)
Liberty Energy, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(3,589)	(119,100)	(93,996)	24,502
Magnolia Oil & Gas Corp., Class A	USFF -0.250%	Weekly	MS	09/19/30	(13,782)	(394,166)	(352,544)	40,197
Matador Resources Co.	USFF -0.250%	Weekly	MS	07/16/29	(20,889)	(1,198,386)	(1,039,854)	147,104
NextDecade Corp.	USFF -0.530%	Weekly	MS	01/12/29	(30,982)	(268,515)	(233,604)	34,304
Northern Oil & Gas, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(2,613)	(51,867)	(47,426)	3,154
Okeanis Eco Tankers Corp. (Marshall Islands)	USFF -1.830%	Weekly	MS	03/20/31	(2,528)	(128,862)	(126,703)	713
Ovintiv, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(19,423)	(1,111,964)	(1,022,621)	82,275
Par Pacific Holdings, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(6,406)	(406,786)	(359,248)	46,624
Peabody Energy Corp.	USFF -0.250%	Weekly	MS	03/20/31	(5,416)	(139,056)	(125,218)	13,519
Permian Resources Corp., Class A	USFF -0.250%	Weekly	MS	09/19/30	(37,276)	(752,845)	(686,251)	57,303
Phillips 66	USFF -0.250%	Weekly	MS	03/20/31	(1,044)	(185,938)	(176,488)	7,879
Precision Drilling Corp. (Canada)	USFF -0.250%	Weekly	MS	09/19/30	(1,196)	(110,583)	(91,685)	18,642
ProPetro Holding Corp.	USFF -0.250%	Weekly	MS	09/19/30	(59,066)	(842,559)	(847,006)	(6,328)
RPC, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(7,828)	(51,934)	(45,637)	6,171
Sable Offshore Corp.	USFF -0.250%	Weekly	MS	09/19/30	(9,834)	(97,903)	(30,289)	67,782
Seadrill Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	09/19/30	(1,549)	(69,139)	(58,583)	10,641
Select Water Solutions, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,293)	(93,969)	(165,694)	(76,734)
SM Energy Co.	USFF -0.250%	Weekly	MS	03/20/31	(37,474)	(1,136,733)	(978,071)	150,882
Solaris Energy Infrastructure, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(1,404)	(104,858)	(112,966)	(8,494)
Talos Energy, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(6,321)	(101,042)	(81,604)	19,588
Targa Resources Corp.	USFF -0.250%	Weekly	MS	03/20/31	(2,603)	(687,776)	(697,968)	(11,730)
TETRA Technologies, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(26,791)	(265,557)	(303,542)	(38,585)
Uranium Energy Corp.	USFF -0.250%	Weekly	MS	03/20/31	(2,966)	(30,707)	(31,618)	(989)
Valaris Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	09/19/30	(7,936)	(767,156)	(576,154)	190,099

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Energy — (continued)
Venture Global, Inc., Class A	USFF -0.250%	Weekly	MS	03/20/31	(5,985)	$(68,951)	$(66,613)	$2,175
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	03/20/31	(2,176)	(166,815)	(161,764)	3,511
					(618,295)	(15,054,697)	(13,896,140)	1,038,043
Financial Services
Bullish (Cayman Islands)	USFF -0.880%	Weekly	MS	03/20/31	(1,374)	(37,424)	(32,193)	5,138
Coinbase Global, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(7,413)	(1,356,888)	(1,083,706)	270,159
Payoneer Global, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(27,811)	(167,117)	(198,014)	(31,279)
Sezzle, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(905)	(72,299)	(155,325)	(83,196)
Shift4 Payments, Inc., Class A	USFF -1.180%	Weekly	MS	03/20/31	(162)	(7,829)	(7,880)	(78)
Toast, Inc., Class A	USFF -0.250%	Weekly	MS	03/20/31	(1,475)	(41,167)	(41,034)	31
					(39,140)	(1,682,724)	(1,518,152)	160,775
Food, Beverage & Tobacco
Bunge Global SA (Switzerland)	USFF -0.250%	Weekly	MS	09/19/30	(1,573)	(179,303)	(167,886)	9,959
Cal-Maine Foods, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,216)	(99,909)	(97,961)	1,225
JBS NV, Class A (Netherlands)	USFF -0.250%	Weekly	MS	03/20/31	(3,488)	(44,086)	(41,333)	2,645
Lamb Weston Holdings, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(4,263)	(191,474)	(184,076)	5,536
McCormick & Co., Inc., non-voting shares	USFF -0.250%	Weekly	MS	03/20/31	(9,986)	(532,929)	(503,494)	25,285
Pilgrim's Pride Corp.	USFF -0.250%	Weekly	MS	09/19/30	(2,164)	(93,591)	(60,830)	33,209
Turning Point Brands, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(2,364)	(201,693)	(200,491)	588
Universal Corp.	USFF -0.250%	Weekly	MS	09/19/30	(743)	(39,586)	(38,762)	132
Utz Brands, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(3,185)	(43,504)	(24,525)	18,203
					(28,982)	(1,426,075)	(1,319,358)	96,782
Health Care Equipment & Services
Abbott Laboratories	USFF -0.250%	Weekly	MS	03/20/31	(1,819)	(170,798)	(165,056)	5,624
Acadia Healthcare Co., Inc.	USFF -0.250%	Weekly	MS	07/11/28	(1,973)	(151,846)	(58,263)	93,236
AdaptHealth Corp.	USFF -0.250%	Weekly	MS	03/20/31	(10,087)	(118,587)	(105,107)	13,207
Alphatec Holdings, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(17,912)	(142,010)	(154,939)	(13,254)
Ardent Health, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(7)	(69)	(69)	(10)
Artivion, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,545)	(56,467)	(34,716)	21,822
Astrana Health, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(2,458)	(78,991)	(114,076)	(35,286)
Avanos Medical, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(3,153)	(77,891)	(78,447)	(751)
Axogen, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(3,082)	(105,977)	(142,358)	(38,234)
Bausch + Lomb Corp. (Canada)	USFF -0.830%	Weekly	MS	03/18/30	(3,224)	(47,737)	(53,389)	(5,855)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Health Care Equipment & Services — (continued)
Baxter International, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(6,056)	$(105,029)	$(129,114)	$(24,389)
Ceribell, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(21)	(408)	(408)	(12)
Certara, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(10,876)	(61,645)	(71,238)	(9,739)
DENTSPLY SIRONA, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(57,396)	(754,371)	(608,972)	136,526
Edwards Lifesciences Corp.	USFF -0.250%	Weekly	MS	03/20/31	(441)	(37,898)	(39,893)	(2,090)
Envista Holdings Corp.	USFF -0.250%	Weekly	MS	03/20/31	(9,589)	(247,527)	(252,670)	(5,703)
GeneDx Holdings Corp.	USFF -0.250%	Weekly	MS	09/19/30	(15,246)	(928,544)	(1,046,638)	(120,166)
GoodRx Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(11,480)	(25,847)	(33,062)	(7,283)
Guardian Pharmacy Services, Inc., Class A	USFF -0.250%	Weekly	MS	03/20/31	(161)	(6,652)	(6,741)	(114)
Haemonetics Corp.	USFF -0.250%	Weekly	MS	03/20/31	(1,336)	(101,840)	(100,200)	1,179
Henry Schein, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(2,636)	(199,359)	(220,159)	(21,253)
Hims & Hers Health, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,456)	(103,274)	(85,150)	17,727
Innovage Holding Corp.	USFF -0.250%	Weekly	MS	03/20/31	(6)	(73)	(71)	(8)
Inspire Medical Systems, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(6,876)	(434,548)	(306,738)	126,835
Integer Holdings Corp.	USFF -0.250%	Weekly	MS	07/06/26	(1,371)	(140,843)	(128,120)	12,233
Integra LifeSciences Holdings Corp.	USFF -0.250%	Weekly	MS	07/11/28	(14,646)	(392,484)	(263,042)	128,113
LivaNova PLC (United Kingdom)	USFF -0.250%	Weekly	MS	09/19/30	(306)	(21,585)	(25,162)	(3,635)
Lumexa Imaging Holdings, Inc.	USFF -0.630%	Weekly	MS	03/20/31	(2,398)	(20,859)	(27,049)	(6,247)
Merit Medical Systems, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(529)	(36,988)	(36,681)	215
Molina Healthcare, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,207)	(239,838)	(276,041)	(36,746)
NeoGenomics, Inc.	USFF -0.250%	Weekly	MS	01/05/27	(12,064)	(116,891)	(176,014)	(61,194)
Novocure Ltd. (Jersey)	USFF -0.250%	Weekly	MS	01/10/28	(11,801)	(334,416)	(178,785)	154,684
Option Care Health, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(8,963)	(264,787)	(187,954)	76,299
Pennant Group, Inc. (The)	USFF -0.250%	Weekly	MS	09/19/30	(1,155)	(37,477)	(42,677)	(5,364)
Phreesia, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(12,049)	(230,861)	(123,984)	106,560
Procept Biorobotics Corp.	USFF +0.250%	Weekly	MS	01/12/29	(4,376)	(150,001)	(98,810)	50,848

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Health Care Equipment & Services — (continued)
QuidelOrtho Corp.	USFF +0.250%	Weekly	MS	07/06/26	(3,454)	$(44,711)	$(60,497)	$(15,895)
RadNet, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(3,495)	(190,998)	(215,537)	(24,973)
Select Medical Holdings Corp.	USFF -0.250%	Weekly	MS	03/20/31	(4,223)	(69,389)	(69,722)	68,615
Sonida Senior Living, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(4,706)	(169,167)	(192,005)	(23,224)
Tandem Diabetes Care, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(13,179)	(198,113)	(198,871)	(1,208)
TransMedics Group, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(879)	(65,701)	(58,383)	7,162
UFP Technologies, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(37)	(9,576)	(9,810)	(266)
US Physical Therapy, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(969)	(61,589)	(66,551)	(5,254)
Zimmer Biomet Holdings, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(9,867)	(830,242)	(849,450)	(26,609)
					(281,510)	(7,583,904)	(7,092,619)	526,123
Household & Personal Products
BellRing Brands, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(13,005)	(152,542)	(168,285)	(16,091)
Coty, Inc., Class A	USFF -0.250%	Weekly	MS	03/20/31	(14,088)	(34,604)	(30,430)	4,155
Edgewell Personal Care Co.	USFF -0.250%	Weekly	MS	03/18/30	(6,603)	(175,282)	(177,357)	(6,897)
Oddity Tech Ltd., Class A (Israel)	USFF -2.130%	Weekly	MS	03/20/31	(560)	(7,637)	(8,473)	(863)
WD-40 Co.	USFF -0.250%	Weekly	MS	09/19/30	(375)	(91,259)	(91,365)	(557)
					(34,631)	(461,324)	(475,910)	(20,253)
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(734)	(221,482)	(215,194)	5,862
Amrize Ltd. (Switzerland)	USFF -0.250%	Weekly	MS	03/20/31	(2,509)	(135,722)	(133,730)	1,565
AptarGroup, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(649)	(93,050)	(81,255)	11,480
ASP Isotopes, Inc.	USFF -1.830%	Weekly	MS	03/20/31	(1,544)	(10,319)	(9,604)	682
Axalta Coating Systems Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	03/20/31	(2,571)	(87,873)	(87,980)	(341)
Ball Corp.	USFF -0.250%	Weekly	MS	03/20/31	(11,855)	(662,901)	(739,752)	(79,822)
Century Aluminum Co.	USFF -0.250%	Weekly	MS	09/19/30	(6,997)	(362,261)	(321,932)	39,515
Chemours Co. (The)	USFF -0.250%	Weekly	MS	03/20/31	(5,513)	(148,534)	(113,127)	35,409
Coeur Mining, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(38,901)	(741,021)	(634,864)	106,057
Collective Mining Ltd. (Canada)	USFF -3.930%	Weekly	MS	03/20/31	(25)	(346)	(306)	28
Commercial Metals Co.	USFF -0.250%	Weekly	MS	03/20/31	(4,363)	(300,218)	(273,778)	26,299
Crown Holdings, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(1,706)	(178,352)	(190,765)	(13,084)
Dow, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(4,244)	(206,626)	(116,116)	77,471

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Materials — (continued)
Eagle Materials, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(800)	$(181,948)	$(180,000)	$979
Ecolab, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(1,587)	(433,081)	(442,154)	(10,241)
Element Solutions, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(14,897)	(633,315)	(711,332)	(82,494)
Elemental Royalty Corp. (Canada)	USFF -9.030%	Weekly	MS	03/20/31	(194)	(3,056)	(3,387)	(354)
ERO Copper Corp. (Canada)	USFF -0.250%	Weekly	MS	03/20/31	(1,199)	(33,260)	(32,073)	1,100
Flotek Industries, Inc.	USFF -0.580%	Weekly	MS	03/20/31	(710)	(15,738)	(16,699)	(1,006)
FMC Corp.	USFF -0.250%	Weekly	MS	09/19/30	(3,022)	(48,807)	(34,753)	14,393
Gold Royalty Corp. (Canada)	USFF -0.250%	Weekly	MS	03/20/31	(16,961)	(60,694)	(46,812)	13,778
Hawkins, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(536)	(85,448)	(76,166)	8,949
HB Fuller Co.	USFF -0.250%	Weekly	MS	03/20/31	(1,389)	(87,830)	(80,965)	6,363
Highlander Silver Corp. (Canada)	USFF -1.736%	Weekly	MS	03/20/31	(42)	(190)	(196)	(17)
Hycroft Mining Holding Corp., Class A	USFF -0.580%	Weekly	MS	03/20/31	(4,250)	(144,949)	(99,450)	45,167
i-80 Gold Corp. (Canada)	USFF -0.250%	Weekly	MS	09/19/30	(43,489)	(65,302)	(62,624)	2,478
Innospec, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,640)	(141,105)	(133,480)	4,506
Lithium Americas Corp. (Canada)	USFF -0.265%	Weekly	MS	09/19/30	(164,102)	(785,041)	(631,793)	151,495
Louisiana-Pacific Corp.	USFF -0.250%	Weekly	MS	09/19/30	(2,329)	(188,609)	(183,199)	3,652
Martin Marietta Materials, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(327)	(199,457)	(188,581)	10,258
Materion Corp.	USFF -0.250%	Weekly	MS	09/19/30	(820)	(179,221)	(243,860)	(65,122)
Metallus, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(207)	(4,013)	(3,869)	125
Methanex Corp. (Canada)	USFF -0.250%	Weekly	MS	09/19/30	(1,501)	(93,236)	(69,271)	23,432
Minerals Technologies, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(426)	(30,732)	(31,511)	(973)
Mosaic Co. (The)	USFF -0.250%	Weekly	MS	09/19/30	(8,796)	(252,631)	(186,387)	63,772
NewMarket Corp.	USFF +0.250%	Weekly	MS	09/13/29	(185)	(129,546)	(146,379)	(19,357)
NioCorp Developments Ltd. (Canada)	USFF -0.250%	Weekly	MS	09/19/30	(11,957)	(65,553)	(57,633)	7,769
O-I Glass, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(10,911)	(97,012)	(105,073)	(8,286)
Osisko Development Corp. (Canada)	USFF -2.130%	Weekly	MS	03/20/31	(123)	(300)	(303)	(13)
Packaging Corp. of America	USFF -0.250%	Weekly	MS	09/19/30	(309)	(70,957)	(73,629)	(3,946)
Perimeter Solutions, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(18,446)	(598,787)	(657,600)	(60,638)
Quaker Chemical Corp.	USFF -0.250%	Weekly	MS	03/18/30	(453)	(64,028)	(71,968)	(8,741)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Materials — (continued)
Ramaco Resources, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(9,080)	$(244,180)	$(120,128)	$123,499
Royal Gold, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(4,986)	(1,314,277)	(995,255)	314,399
Ryerson Holding Corp.	USFF -0.250%	Weekly	MS	03/20/31	(2,112)	(57,173)	(51,976)	4,844
Sensient Technologies Corp.	USFF -0.250%	Weekly	MS	03/18/30	(1,619)	(173,182)	(199,607)	(29,365)
Sherwin-Williams Co. (The)	USFF -0.250%	Weekly	MS	03/20/31	(1,574)	(532,744)	(541,960)	(10,409)
Skeena Resources Ltd. (Canada)	USFF -0.250%	Weekly	MS	09/19/30	(5,845)	(160,145)	(155,828)	3,952
Smurfit Westrock PLC (Ireland)	USFF -0.250%	Weekly	MS	03/20/31	(1,064)	(48,799)	(49,221)	(786)
Sonoco Products Co.	USFF -0.250%	Weekly	MS	03/20/31	(463)	(24,793)	(26,090)	(1,362)
Stepan Co.	USFF -0.250%	Weekly	MS	09/19/30	(722)	(42,647)	(40,230)	1,693
Sylvamo Corp.	USFF -0.250%	Weekly	MS	03/18/30	(2,079)	(91,162)	(78,586)	10,842
TMC the metals Co., Inc. (Canada)	USFF -0.275%	Weekly	MS	09/19/30	(10,320)	(49,230)	(45,718)	3,393
Tronox Holdings PLC (United Kingdom)	USFF -0.250%	Weekly	MS	03/18/30	(33,807)	(218,377)	(212,984)	2,311
United States Antimony Corp.	USFF -1.730%	Weekly	MS	09/19/30	(17,758)	(112,509)	(128,923)	(16,674)
United States Lime & Minerals, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(346)	(45,370)	(36,216)	9,177
USA Rare Earth, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(2,591)	(54,403)	(55,914)	(1,642)
Vizsla Silver Corp. (Canada)	USFF -0.554%	Weekly	MS	09/19/30	(74,381)	(247,688)	(245,457)	1,670
Warrior Met Coal, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(263)	(21,282)	(21,345)	(120)
West Fraser Timber Co. Ltd. (Canada)	USFF -0.250%	Weekly	MS	03/18/30	(624)	(44,485)	(42,239)	1,384
Westlake Corp.	USFF -0.250%	Weekly	MS	03/20/31	(7,244)	(614,358)	(528,812)	83,461
Worthington Steel, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,534)	(51,496)	(51,512)	(869)
					(571,631)	(11,990,851)	(11,117,551)	807,547
Media & Entertainment
Cinemark Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(14,639)	(451,284)	(464,495)	(16,605)
Clear Channel Outdoor Holdings, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(11,874)	(28,335)	(28,735)	(477)
Ibotta, Inc., Class A	USFF -0.780%	Weekly	MS	03/18/30	(1,397)	(71,101)	(47,722)	23,569
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(599)	(98,417)	(109,683)	(11,495)
Madison Square Garden Entertainment Corp.	USFF -0.250%	Weekly	MS	03/20/31	(968)	(67,828)	(78,302)	(10,634)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Media & Entertainment — (continued)
Madison Square Garden Sports Corp.	USFF -0.250%	Weekly	MS	03/20/31	(132)	$(44,650)	$(53,043)	$(9,302)
Magnite, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(8,412)	(150,455)	(159,660)	(9,549)
Nexstar Media Group, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(2,715)	(473,576)	(484,872)	(12,357)
Paramount Skydance Corp., Class B	USFF -0.980%	Weekly	MS	03/20/31	(6,012)	(65,072)	(59,278)	5,488
People, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(9,317)	(388,875)	(430,073)	(42,071)
QuinStreet, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(546)	(7,561)	(7,999)	(465)
ROBLOX Corp., Class A	USFF -0.250%	Weekly	MS	09/19/30	(4,209)	(234,352)	(228,885)	(1,953)
Stubhub Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(9,534)	(70,543)	(122,703)	(54,936)
TripAdvisor, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(7,343)	(80,967)	(100,673)	(19,895)
Webtoon Entertainment, Inc.	USFF -4.330%	Weekly	MS	09/19/30	(2,926)	(38,392)	(33,415)	4,879
Ziff Davis, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(1,003)	(46,382)	(52,527)	(6,259)
					(81,626)	(2,317,790)	(2,462,065)	(162,062)
Pharmaceuticals, Biotechnology & Life Sciences
AbCellera Biologics, Inc. (Canada)	USFF -5.480%	Weekly	MS	07/11/28	(5,374)	(29,153)	(42,186)	(15,170)
ACADIA Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(9,044)	(200,197)	(228,813)	(29,071)
Alkermes PLC (Ireland)	USFF -0.250%	Weekly	MS	03/20/31	(11,039)	(416,227)	(578,388)	(163,217)
Amneal Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(14,104)	(202,938)	(244,140)	(41,663)
Arrowhead Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(1,334)	(104,398)	(108,734)	(5,729)
Avantor, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(35,854)	(335,425)	(354,955)	(20,980)
Bio-Rad Laboratories, Inc., Class A	USFF -0.250%	Weekly	MS	03/20/31	(428)	(132,380)	(125,665)	6,435
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	03/20/31	(354)	(25,086)	(25,010)	10
Capricor Therapeutics, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(51)	(1,223)	(1,228)	(18)
Charles River Laboratories International, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(221)	(49,935)	(50,121)	(306)
Corcept Therapeutics, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(4,624)	(236,900)	(402,057)	(172,747)
Corvus Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(1,754)	(26,230)	(26,205)	(486)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Crinetics Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(2,755)	$(126,696)	$(103,092)	$23,313
EyePoint, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(21,396)	(296,623)	(305,963)	(10,008)
Geron Corp.	USFF -0.250%	Weekly	MS	03/20/31	(62,536)	(83,494)	(80,046)	3,252
Harrow, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(354)	(14,768)	(15,034)	(309)
Insmed, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(166)	(17,513)	(17,699)	(1,089)
Maze Therapeutics, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(2,851)	(79,535)	(85,074)	(5,940)
MBX Biosciences, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(899)	(26,792)	(49,625)	(24,560)
Medpace Holdings, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(505)	(258,175)	(267,443)	(9,851)
Mettler-Toledo International, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(195)	(238,626)	(249,114)	(11,028)
Ocular Therapeutix, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(17,341)	(194,748)	(170,289)	24,079
Organon & Co.	USFF -0.250%	Weekly	MS	09/19/30	(20,319)	(192,688)	(275,119)	(87,696)
Pacira BioSciences, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(8,291)	(216,220)	(210,343)	5,300
Perrigo Co. PLC (Ireland)	USFF -0.250%	Weekly	MS	09/19/30	(3,597)	(52,957)	(37,373)	12,551
Phibro Animal Health Corp., Class A	USFF -0.250%	Weekly	MS	03/20/31	(1,652)	(55,477)	(51,873)	3,369
PTC Therapeutics, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(2,876)	(210,490)	(234,595)	(26,775)
QIAGEN NV (Netherlands)	USFF -0.250%	Weekly	MS	03/20/31	(94)	(3,703)	(3,675)	10
Repligen Corp.	USFF -0.250%	Weekly	MS	09/19/30	(372)	(50,530)	(50,756)	(385)
Sotera Health Co.	USFF -0.250%	Weekly	MS	03/20/31	(5,734)	(89,162)	(101,778)	(12,825)
Stoke Therapeutics, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(3,210)	(109,253)	(105,031)	3,926
Supernus Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(2,266)	(116,719)	(105,392)	11,413
Vaxcyte, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(2,609)	(129,888)	(151,661)	(23,672)
Vertex Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(181)	(89,729)	(89,908)	(389)
Waters Corp.	USFF -0.250%	Weekly	MS	03/20/31	(2,227)	(776,077)	(835,214)	(67,310)
WaVe Life Sciences Ltd. (Singapore)	USFF -0.250%	Weekly	MS	09/19/30	(10,416)	(102,522)	(60,517)	41,767
Zymeworks, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(355)	(8,541)	(9,280)	(768)
					(257,378)	(5,301,018)	(5,853,396)	(596,567)
Semiconductors & Semiconductor Equipment
ACM Research, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(1,512)	(84,709)	(191,858)	(128,427)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Semiconductors & Semiconductor Equipment — (continued)
Alpha & Omega Semiconductor Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	03/20/31	(2,224)	$(94,393)	$(105,262)	$(11,088)
Ambarella, Inc. (Cayman Islands)	USFF -0.250%	Weekly	MS	09/19/30	(6,049)	(396,172)	(519,004)	(123,722)
Applied Materials, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(283)	(146,120)	(204,609)	(74,615)
Astera Labs, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(631)	(281,336)	(304,786)	(24,084)
Axcelis Technologies, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(519)	(57,471)	(98,325)	(41,262)
Enphase Energy, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(2,923)	(100,778)	(143,929)	(43,384)
indie Semiconductor, Inc., Class A	USFF -2.008%	Weekly	MS	03/20/31	(2,009)	(7,789)	(9,020)	(1,259)
KLA Corp.	USFF -0.250%	Weekly	MS	03/20/31	(2,188)	(461,695)	(660,141)	(223,567)
Onto Innovation, Inc.	USFF +0.250%	Weekly	MS	01/17/30	(379)	(115,834)	(143,433)	(27,866)
PDF Solutions, Inc.	USFF -0.250%	Weekly	MS	09/17/29	(1,098)	(30,532)	(77,727)	(49,867)
Photronics, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(2,147)	(97,184)	(69,842)	27,663
Power Integrations, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(472)	(34,531)	(39,535)	(7,665)
Rambus, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(1,329)	(209,469)	(176,411)	38,157
Semtech Corp.	USFF -0.250%	Weekly	MS	03/20/31	(1,009)	(147,805)	(163,307)	(21,932)
Silicon Laboratories, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(380)	(83,178)	(83,053)	(69)
Teradyne, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(403)	(177,846)	(194,988)	(17,547)
Ultra Clean Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(5,253)	(400,504)	(749,025)	(371,844)
Veeco Instruments, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,462)	(61,118)	(110,820)	(50,858)
					(32,270)	(2,988,464)	(4,045,075)	(1,153,236)
Software & Services
A10 Networks, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(3,381)	(92,761)	(126,314)	(33,907)
ACI Worldwide, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(4,921)	(221,234)	(247,477)	(26,744)
Adeia, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(4,303)	(110,661)	(141,698)	(31,529)
BigBear.ai Holdings, Inc.	USFF -2.219%	Weekly	MS	03/20/31	(3,286)	(11,409)	(12,060)	(686)
Braze, Inc., Class A	USFF -0.250%	Weekly	MS	03/20/31	(1,288)	(25,816)	(27,937)	(2,188)
C3.ai, Inc., Class A	USFF -0.250%	Weekly	MS	03/18/30	(10,648)	(123,300)	(96,790)	26,226
Cadence Design Systems, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(286)	(116,735)	(107,342)	10,860
Cloudflare, Inc., Class A	USFF -0.250%	Weekly	MS	03/20/31	(591)	(136,297)	(144,960)	(8,976)
Commvault Systems, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(2,980)	(300,656)	(422,355)	(122,377)
CoreWeave, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(11,806)	(1,315,704)	(1,175,169)	137,604
DoubleVerify Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(28,444)	(311,832)	(308,333)	2,796

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Software & Services — (continued)
D-Wave Quantum, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(4,806)	$(110,592)	$(115,296)	$(4,959)
DXC Technology Co.	USFF -0.250%	Weekly	MS	09/19/30	(10,839)	(152,427)	(95,925)	58,214
Dynatrace, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(5,109)	(225,981)	(224,336)	1,133
Fastly, Inc., Class A	USFF -0.250%	Weekly	MS	03/20/31	(22,669)	(398,090)	(416,203)	(19,733)
Figma, Inc., Class A	USFF -0.250%	Weekly	MS	03/20/31	(7,726)	(148,573)	(139,763)	7,948
Hive Digital Technologies Ltd. (Canada)	USFF -2.855%	Weekly	MS	09/19/30	(30,255)	(105,103)	(110,128)	(5,269)
Intapp, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(11,753)	(277,817)	(296,293)	(19,484)
Karooooo Ltd. (Singapore)	USFF -1.980%	Weekly	MS	03/20/31	(107)	(5,057)	(5,282)	(246)
Klaviyo, Inc., Class A	USFF -0.250%	Weekly	MS	03/20/31	(14,777)	(206,314)	(223,133)	(17,286)
Life360, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(1,467)	(63,706)	(81,213)	(17,659)
Lightspeed Commerce, Inc. (Canada)	USFF -0.250%	Weekly	MS	07/06/26	(8,889)	(299,280)	(93,246)	205,552
Mitek Systems, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(2,935)	(51,028)	(59,082)	(8,177)
Oracle Corp.	USFF -0.250%	Weekly	MS	03/20/31	(2,784)	(516,127)	(407,995)	111,982
PagerDuty, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(4,186)	(40,181)	(40,395)	(355)
Palo Alto Networks, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(2,990)	(738,031)	(1,019,650)	(367,471)
Pegasystems, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(13,144)	(483,115)	(393,926)	90,549
Red Violet, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(25)	(1,577)	(1,593)	(30)
SailPoint, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(44,206)	(566,311)	(647,176)	(82,132)
Shopify, Inc., Class A (Canada)	USFF -0.250%	Weekly	MS	03/20/31	(1,602)	(190,179)	(182,916)	7,057
SoundHound AI, Inc., Class A	USFF -10.180%	Weekly	MS	03/20/31	(3,809)	(24,724)	(24,644)	14
Terawulf, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(5,599)	(70,328)	(138,295)	(68,134)
Varonis Systems, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(11,255)	(392,570)	(472,260)	(85,127)
Vertex, Inc., Class A	USFF -0.250%	Weekly	MS	09/17/29	(24,754)	(705,001)	(284,176)	419,514
Whitefiber, Inc. (Cayman Islands)	USFF -3.830%	Weekly	MS	03/20/31	(213)	(7,880)	(8,275)	(423)
					(307,833)	(8,546,397)	(8,291,636)	156,557
Technology Hardware & Equipment
ADTRAN Holdings, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(4,222)	(43,167)	(58,686)	(16,529)
Advanced Energy Industries, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(1,918)	(674,088)	(715,165)	(42,685)
Aeva Technologies, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(5,708)	(98,061)	(163,934)	(67,287)
Applied Optoelectronics, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(1,263)	(232,653)	(187,126)	45,001
Badger Meter, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(262)	(35,589)	(38,876)	(3,376)
Belden, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(2,469)	(296,280)	(296,058)	(523)
CDW Corp.	USFF -0.250%	Weekly	MS	03/20/31	(2,022)	(275,224)	(284,374)	(9,771)
Coherent Corp.	USFF -0.250%	Weekly	MS	03/20/31	(314)	(125,461)	(123,864)	1,292

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Technology Hardware & Equipment — (continued)
Crane NXT Co.	USFF -0.250%	Weekly	MS	03/20/31	(1,278)	$(54,522)	$(65,382)	$(11,137)
ePlus, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(543)	(42,513)	(45,194)	(2,925)
Extreme Networks, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(11,117)	(219,622)	(359,857)	(145,087)
GPGI, Inc., Class A	USFF -0.530%	Weekly	MS	09/19/30	(9,345)	(166,336)	(148,118)	17,813
Insight Enterprises, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(743)	(68,566)	(90,497)	(22,650)
Mirion Technologies, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(6,082)	(112,713)	(109,050)	3,402
NETGEAR, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,940)	(54,597)	(45,299)	9,208
OSI Systems, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(521)	(138,448)	(113,943)	24,188
Plexus Corp.	USFF -0.250%	Weekly	MS	09/19/30	(200)	(45,255)	(60,134)	(17,061)
Ralliant Corp.	USFF -0.250%	Weekly	MS	09/19/30	(2,996)	(139,162)	(220,595)	(84,727)
Super Micro Computer, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(3,756)	(143,630)	(110,163)	33,137
TD SYNNEX Corp.	USFF -0.250%	Weekly	MS	03/20/31	(1,016)	(274,668)	(271,617)	2,431
Viasat, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(8,371)	(455,575)	(751,800)	(297,246)
Vishay Precision Group, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(557)	(32,360)	(83,500)	(53,261)
					(66,643)	(3,728,490)	(4,343,232)	(637,793)
Telecommunication Services
AST SpaceMobile, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(1,584)	(119,397)	(140,754)	(21,632)
BCE, Inc. (Canada)	USFF -0.250%	Weekly	MS	09/19/30	(12,901)	(326,765)	(277,501)	42,465
Cogent Communications Holdings, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(11,200)	(427,406)	(155,456)	264,806
Iridium Communications, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(3,743)	(186,419)	(205,304)	(19,915)
Liberty Capital Corp.	USFF -0.680%	Weekly	MS	03/20/31	(39)	(822)	(854)	(44)
Shenandoah Telecommunications Co.	USFF -0.250%	Weekly	MS	07/06/26	(3,790)	(74,065)	(57,153)	8,938
Verizon Communications, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(786)	(37,800)	(33,279)	6,311
					(34,043)	(1,172,674)	(870,301)	280,929
Transportation
Alaska Air Group, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(1,137)	(44,631)	(59,351)	(14,830)
Canadian National Railway Co. (Canada)	USFF -0.250%	Weekly	MS	03/20/31	(277)	(33,390)	(33,029)	(288)
Canadian Pacific Kansas City Ltd. (Canada)	USFF -0.250%	Weekly	MS	03/20/31	(1,057)	(91,376)	(91,589)	(840)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Transportation — (continued)
Frontier Group Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(10,121)	$(49,889)	$(80,057)	$(30,859)
JetBlue Airways Corp.	USFF -0.250%	Weekly	MS	09/19/30	(16,439)	(94,340)	(94,195)	(75)
Lyft, Inc., Class A	USFF -0.250%	Weekly	MS	09/19/30	(4,283)	(60,517)	(62,575)	(2,202)
Matson, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(129)	(22,680)	(24,798)	(2,588)
SkyWest, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(400)	(38,751)	(39,732)	(1,078)
TFI International, Inc. (Canada)	USFF -0.250%	Weekly	MS	03/20/31	(315)	(44,483)	(45,225)	(1,306)
United Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(2,954)	(282,052)	(401,714)	(120,299)
Werner Enterprises, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(7,826)	(276,268)	(341,292)	(67,610)
					(44,938)	(1,038,377)	(1,273,557)	(241,975)
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	07/11/28	(1,471)	(31,626)	(21,565)	5,427
Algonquin Power & Utilities Corp. (Canada)	USFF -0.250%	Weekly	MS	03/20/31	(4,129)	(24,544)	(24,196)	(111)
Avista Corp.	USFF -0.250%	Weekly	MS	03/18/30	(1,524)	(62,650)	(62,347)	(2,129)
Brookfield Infrastructure Corp., Class A (Canada)	USFF -0.250%	Weekly	MS	03/20/31	(3,545)	(145,417)	(136,482)	7,919
California Water Service Group	USFF -0.250%	Weekly	MS	01/10/28	(7,875)	(369,048)	(383,119)	(24,308)
Chesapeake Utilities Corp.	USFF -0.250%	Weekly	MS	09/17/29	(1,473)	(183,285)	(180,413)	(980)
Clearway Energy, Inc., Class C	USFF -0.250%	Weekly	MS	03/18/30	(3,317)	(109,478)	(113,375)	(8,539)
CMS Energy Corp.	USFF -0.250%	Weekly	MS	09/19/30	(2,817)	(210,804)	(215,500)	(7,542)
Consolidated Edison, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(4,427)	(486,965)	(489,759)	(6,575)
Constellation Energy Corp.	USFF -0.250%	Weekly	MS	03/20/31	(855)	(227,382)	(212,356)	14,443
Dominion Energy, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(997)	(61,691)	(68,085)	(8,739)
Eversource Energy	USFF -0.250%	Weekly	MS	09/19/30	(2,471)	(185,834)	(178,579)	2,761
Exelon Corp.	USFF -0.250%	Weekly	MS	09/19/30	(8,526)	(395,359)	(397,482)	(6,499)
H2O America	USFF -0.250%	Weekly	MS	01/12/29	(2,712)	(144,042)	(164,808)	(27,730)
Hawaiian Electric Industries, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(7,187)	(97,109)	(97,240)	(357)
MDU Resources Group, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(3,361)	(69,783)	(71,287)	(2,203)
Middlesex Water Co.	USFF -0.250%	Weekly	MS	09/19/30	(761)	(39,603)	(42,738)	(3,821)
New Jersey Resources Corp.	USFF -0.250%	Weekly	MS	09/17/29	(1,561)	(78,923)	(87,478)	(12,501)
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	03/20/31	(1,580)	(152,123)	(138,677)	11,997
Northwest Natural Holding Co.	USFF -0.250%	Weekly	MS	07/06/26	(3,203)	(147,488)	(157,139)	(24,966)

GOTHAM NEUTRAL FUND
Portfolio of Investments (Concluded)
June 30, 2026
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Utilities — (continued)
Northwestern Energy Group, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,100)	$(74,000)	$(78,782)	$(7,244)
NRG Energy, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(4,432)	(697,425)	(647,338)	47,245
Otter Tail Corp.	USFF -0.250%	Weekly	MS	09/19/30	(895)	(78,892)	(80,532)	(2,155)
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	09/19/30	(335)	(33,546)	(35,845)	(2,689)
Portland General Electric Co.	USFF -0.250%	Weekly	MS	03/20/31	(498)	(24,473)	(25,811)	(1,795)
PPL Corp.	USFF -0.250%	Weekly	MS	03/20/31	(1,524)	(59,918)	(55,397)	3,924
Sempra	USFF -0.250%	Weekly	MS	03/20/31	(911)	(86,801)	(84,459)	1,485
Southwest Gas Holdings, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(1,840)	(144,701)	(163,171)	(23,369)
Spire, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(2,440)	(202,788)	(190,540)	8,140
TransAlta Corp. (Canada)	USFF -0.250%	Weekly	MS	09/17/29	(6,108)	(87,420)	(84,474)	1,654
TXNM Energy, Inc.	USFF -0.250%	Weekly	MS	03/18/30	(477)	(27,171)	(27,084)	(783)
Unitil Corp.	USFF -0.250%	Weekly	MS	09/19/30	(605)	(31,839)	(31,877)	(415)
WaterBridge Infrastructure LLC, Class A	USFF -0.880%	Weekly	MS	09/19/30	(5,987)	(168,748)	(205,174)	(37,018)
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	09/19/30	(1,324)	(106,936)	(106,317)	(1,438)
					(92,268)	(5,047,812)	(5,059,426)	(108,911)

Total Reference Entity — Short						(102,915,526)	(102,040,021)	125,020
Net Value of Reference Entity						$(74,840,837)	$(73,109,605)	$2,170,387

*	The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.
**	The USFF rate as of June 30, 2026 was 3.63%.
***	Includes $439,155 related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $2,170,387, which are considered Level 2 as of and for the period ended June 30, 2026.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM INDEX PLUS FUND
Portfolio of Investments
June 30, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 24.9%
Automobiles & Components — 0.1%
Aptiv PLC (Jersey)*	4,403	$ 270,256
Ford Motor Co.	27,733	385,489
General Motors Co.	2,306	177,746
		833,491
Banks — 0.6%
Bank of America Corp.	24,719	1,408,489
Citigroup, Inc.	6,182	865,233
Citizens Financial Group, Inc.	2,079	145,675
Fifth Third Bancorp	59	3,326
Huntington Bancshares, Inc.	15	266
JPMorgan Chase & Co.	8,141	2,664,793
KeyCorp.	429	9,888
M&T Bank Corp.	675	160,657
PNC Financial Services Group, Inc. (The)	1,193	293,740
Regions Financial Corp.	3,323	100,355
Truist Financial Corp.	6,052	301,511
US Bancorp	7,587	458,255
Wells Fargo & Co.	14,829	1,225,468
		7,637,656
Capital Goods — 2.6%
A. O. Smith Corp.	11,832	742,103
Allegion PLC (Ireland)	11,758	1,651,881
AMETEK, Inc.	4,867	1,177,522
Caterpillar, Inc.	1,786	1,901,911
Cummins, Inc.	1,798	1,282,352
Deere & Co.	63	39,963
Dover Corp.	1,035	232,130
EMCOR Group, Inc.	3,603	2,990,058
Fortive Corp.	30	1,833
GE Vernova, Inc.	59	69,317
General Dynamics Corp.	475	168,264
General Electric Co.	1	374
Honeywell Aerospace, Inc.*	2,442	539,767
Honeywell International, Inc.	2,480	555,384
Huntington Ingalls Industries, Inc.	5,309	1,485,936
Illinois Tool Works, Inc.	762	206,098
Johnson Controls International PLC (Ireland)	6,437	940,510
L3Harris Technologies, Inc.	4,879	1,417,789
Lockheed Martin Corp.	4,437	2,260,474
Masco Corp.	5,531	450,057
Nordson Corp.	4,097	1,236,024
Northrop Grumman Corp.	1,821	927,453
Otis Worldwide Corp.	16,216	1,161,066
Rockwell Automation, Inc.	1,138	563,401
RTX Corp.	1,674	317,608
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Snap-on, Inc.	3,028	$ 1,218,467
Stanley Black & Decker, Inc.	5,809	546,743
Textron, Inc.	17,679	1,621,695
United Rentals, Inc.	236	267,362
Vertiv Holdings Co., Class A	8,805	2,948,090
Westinghouse Air Brake Technologies Corp.	1,469	396,042
WW Grainger, Inc.	1,128	1,534,531
Xylem, Inc.	13,566	1,603,637
		32,455,842
Commercial & Professional Services — 0.5%
Automatic Data Processing, Inc.	1,728	386,986
Broadridge Financial Solutions, Inc.	2,755	377,297
Copart, Inc.*	26,192	738,353
Jacobs Solutions, Inc.	3,066	386,316
Leidos Holdings, Inc.	14,523	1,495,433
Paychex, Inc.	7,665	753,699
Veralto Corp.	20,578	1,824,857
		5,962,941
Consumer Discretionary Distribution & Retail — 0.8%
Amazon.com, Inc.*	22,106	5,268,744
AutoZone, Inc.*	158	504,959
Best Buy Co., Inc.	1,206	91,511
Genuine Parts Co.	1,480	174,610
Lowe's Cos., Inc.	5,591	1,232,760
Ross Stores, Inc.	7,382	1,571,259
TJX Cos., Inc. (The)	64	9,696
Ulta Beauty, Inc.*	2,880	1,298,822
Williams-Sonoma, Inc.	255	59,440
		10,211,801
Consumer Durables & Apparel — 0.5%
Deckers Outdoor Corp.*	24,413	2,423,967
Garmin Ltd. (Switzerland)	3,090	733,999
Hasbro, Inc.	7,460	616,121
Lululemon Athletica, Inc.*	12,457	1,422,340
Tapestry, Inc.	5,407	791,477
		5,987,904
Consumer Services — 0.7%
Booking Holdings, Inc.	3,091	550,940
Carnival Corp. Ltd. (Bermuda)	75,416	2,154,635
Expedia Group, Inc.	1,638	419,131
Las Vegas Sands Corp.	24,767	1,143,988
Marriott International, Inc., Class A	4,011	1,486,437
McDonald's Corp.	4,560	1,232,614
Yum! Brands, Inc.	8,719	1,393,819
		8,381,564

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Staples Distribution & Retail — 0.5%
Dollar General Corp.	12,180	$ 1,402,040
Dollar Tree, Inc.*	14,214	1,719,183
Kroger Co. (The)	10,624	589,951
Sysco Corp.	7,527	629,106
Target Corp.	15,413	2,013,092
		6,353,372
Energy — 1.3%
APA Corp.	3,705	120,672
Baker Hughes Co.	7,880	437,340
ConocoPhillips	1,724	179,227
Devon Energy Corp.	39,059	1,613,918
EQT Corp.	12,511	665,210
Expand Energy Corp.	11,931	1,087,988
Halliburton Co.	8,641	293,362
Kinder Morgan, Inc.	40,372	1,290,693
Occidental Petroleum Corp.	40,650	1,974,371
ONEOK, Inc.	8,159	709,343
Valero Energy Corp.	30,260	7,880,914
		16,253,038
Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.	3,981	651,172
AvalonBay Communities, Inc.	4,215	795,328
Digital Realty Trust, Inc.	7,335	1,317,219
Equity Residential	3,979	270,294
Federal Realty Investment Trust	3,551	438,336
Host Hotels & Resorts, Inc.	4,837	114,685
Mid-America Apartment Communities, Inc.	3,026	420,432
Prologis, Inc.	2,619	354,796
Public Storage	3,833	1,220,082
Realty Income Corp.	10,784	668,177
Simon Property Group, Inc.	20,942	4,683,678
Ventas, Inc.	20,424	1,813,651
VICI Properties, Inc.	21,781	578,286
Welltower, Inc.	3,526	800,296
		14,126,432
Financial Services — 1.7%
American Express Co.	1,080	365,310
Ameriprise Financial, Inc.	208	95,422
Apollo Global Management, Inc.	56	6,625
Bank of New York Mellon Corp. (The)	3,016	436,144
Berkshire Hathaway, Inc., Class B*	3,043	1,522,687
Blackrock, Inc.	394	378,855
Blackstone, Inc.	66	7,766
Capital One Financial Corp.	2,343	470,053
Cboe Global Markets, Inc.	6,491	1,575,171
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
Charles Schwab Corp. (The)	6,171	$ 569,398
CME Group, Inc.	9,953	2,197,921
Corpay, Inc.*	1,929	642,878
FactSet Research Systems, Inc.	10,610	2,441,149
Fiserv, Inc.*	18,148	890,159
Franklin Resources, Inc.	29,940	996,104
Goldman Sachs Group, Inc. (The)	1,782	1,802,261
Interactive Brokers Group, Inc., Class A	54	4,700
Intercontinental Exchange, Inc.	12,110	1,490,862
Invesco Ltd. (Bermuda)	1,102	29,082
KKR & Co., Inc.	4,102	376,482
Mastercard, Inc., Class A	572	293,779
Morgan Stanley	155	32,401
Nasdaq, Inc.	1,563	123,196
Northern Trust Corp.	295	51,283
PayPal Holdings, Inc.	38,292	1,653,448
Raymond James Financial, Inc.	932	141,692
Robinhood Markets, Inc., Class A*	3,382	339,147
State Street Corp.	1,380	234,048
Synchrony Financial	1,585	120,539
T Rowe Price Group, Inc.	7,639	868,478
Visa, Inc., Class A	3,006	1,031,328
		21,188,368
Food, Beverage & Tobacco — 0.8%
Altria Group, Inc.	19,913	1,432,740
Brown-Forman Corp., Class B	80,994	2,158,490
Coca-Cola Co. (The)	9,354	760,200
General Mills, Inc.	16,796	584,501
Hershey Co. (The)	1,185	207,908
Kraft Heinz Co. (The)	43,563	1,028,958
Molson Coors Beverage Co., Class B	9,590	373,627
PepsiCo, Inc.	11,888	1,609,635
Tyson Foods, Inc., Class A	27,365	1,566,646
		9,722,705
Health Care Equipment & Services — 1.4%
Abbott Laboratories	4,531	411,143
Align Technology, Inc.*	5,823	982,107
Becton Dickinson & Co.	13,329	2,017,078
Cardinal Health, Inc.	14,668	3,484,530
Centene Corp.*	2,484	159,448
Cigna Group (The)	1,893	521,862
CVS Health Corp.	7,885	815,703
DaVita, Inc.*	5,535	1,231,427
Elevance Health, Inc.	221	85,467
GE HealthCare Technologies, Inc.	9,643	617,248

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
McKesson Corp.	796	$ 601,458
Medtronic PLC (Ireland)	24,418	1,910,220
ResMed, Inc.	5,262	1,025,459
Stryker Corp.	4,020	1,265,657
UnitedHealth Group, Inc.	960	399,005
Universal Health Services, Inc., Class B	10,212	1,518,422
Veeva Systems, Inc., Class A*	2,289	406,229
		17,452,463
Household & Personal Products — 0.4%
Clorox Co. (The)	1,951	186,203
Colgate-Palmolive Co.	839	76,920
Kenvue, Inc.	130,743	2,498,499
Kimberly-Clark Corp.	7,873	864,219
Procter & Gamble Co. (The)	8,905	1,305,829
		4,931,670
Insurance — 0.7%
Assurant, Inc.	5,069	1,361,179
Brown & Brown, Inc.	8,312	533,215
Chubb Ltd. (Switzerland)	1,039	354,029
Cincinnati Financial Corp.	2,608	482,845
Erie Indemnity Co., Class A	3,886	931,669
Globe Life, Inc.	4,833	863,560
Hartford Insurance Group, Inc. (The)	2,503	331,698
Loews Corp.	7,878	891,868
Marsh & McLennan Cos., Inc.	3,308	551,344
Principal Financial Group, Inc.	6,248	673,409
Willis Towers Watson PLC (Ireland)	6,130	1,602,198
		8,577,014
Materials — 0.9%
Albemarle Corp.	17,953	2,424,194
Avery Dennison Corp.	5,568	903,965
CF Industries Holdings, Inc.	2,452	265,454
Corteva, Inc.	522	44,208
CRH PLC (Ireland)	3,008	321,856
DuPont de Nemours, Inc.	8,124	1,101,894
Linde PLC (Ireland)	1,244	645,561
LyondellBasell Industries NV, Class A (Netherlands)	29,510	1,553,701
Newmont Corp.	14,227	1,328,802
PPG Industries, Inc.	8,960	1,086,758
Smurfit Westrock PLC (Ireland)	23,841	1,102,885
Steel Dynamics, Inc.	2,207	506,418
		11,285,696
Media & Entertainment — 1.8%
Alphabet, Inc., Class A	28,386	10,144,305
	Number of Shares	Value
COMMON STOCKS — (Continued)
Media & Entertainment — (Continued)
Charter Communications, Inc., Class A*	2,951	$ 419,662
Electronic Arts, Inc.	311	63,767
Fox Corp., Class A	15,193	792,467
Meta Platforms, Inc., Class A	11,313	6,372,500
Netflix, Inc.*	30,162	2,153,567
News Corp., Class A	18,264	453,495
Omnicom Group, Inc.	3,252	236,843
Take-Two Interactive Software, Inc.*	563	140,739
Walt Disney Co. (The)	11,008	1,059,520
Warner Bros Discovery, Inc.*	12,393	330,397
		22,167,262
Pharmaceuticals, Biotechnology & Life Sciences — 1.2%
Amgen, Inc.	1,156	418,611
Biogen, Inc.*	1,031	222,758
Bristol-Myers Squibb Co.	29,312	1,688,957
Charles River Laboratories International, Inc.*	2,499	566,748
Danaher Corp.	21	4,000
Gilead Sciences, Inc.	11,716	1,480,199
Incyte Corp.*	6,579	745,795
IQVIA Holdings, Inc.*	4,994	964,941
Johnson & Johnson	216	54,858
Merck & Co., Inc.	4,573	587,631
Pfizer, Inc.	42,571	1,025,110
Regeneron Pharmaceuticals, Inc.	6,156	3,838,512
Thermo Fisher Scientific, Inc.	2,232	1,119,036
Viatris, Inc.	129,813	2,061,430
		14,778,586
Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A*	2,583	347,904
Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc.*	3,770	2,190,031
Analog Devices, Inc.	885	351,495
Broadcom, Inc.	6,002	2,267,256
First Solar, Inc.*	2,535	598,159
Lam Research Corp.	2,562	1,110,192
Marvell Technology, Inc.	2,547	758,726
Micron Technology, Inc.	2,605	3,006,925
NVIDIA Corp.	64,236	12,852,981
NXP Semiconductors NV (Netherlands)	5,855	1,645,431
ON Semiconductor Corp.*	49,297	4,660,538
QUALCOMM, Inc.	1,974	364,775
Skyworks Solutions, Inc.	1,281	86,852
		29,893,361

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — 2.3%
Accenture PLC, Class A (Ireland)	17,809	$ 2,216,152
Adobe, Inc.*	8,976	1,840,260
AppLovin Corp., Class A*	1,478	761,510
Cognizant Technology Solutions Corp., Class A	28,803	1,115,540
Gartner, Inc.*	2,242	290,608
Gen Digital, Inc.	137,362	3,418,940
GoDaddy, Inc., Class A*	17,405	1,477,336
Microsoft Corp.	26,218	9,779,838
PTC, Inc.*	26,608	3,022,935
Roper Technologies, Inc.	7,853	2,657,377
Salesforce, Inc.	10,175	1,594,016
		28,174,512
Technology Hardware & Equipment — 1.6%
Amphenol Corp., Class A	751	132,416
Apple, Inc.	6,026	1,743,683
CDW Corp.	1,964	276,217
Cisco Systems, Inc.	8,031	943,321
Corning, Inc.	1,170	298,853
Dell Technologies, Inc., Class C	751	324,027
F5, Inc.*	1,995	829,840
Flex Ltd. (Singapore)*	4,727	766,105
Hewlett Packard Enterprise Co.	53,869	2,430,031
HP, Inc.	107,939	2,368,182
Jabil, Inc.	330	127,208
Keysight Technologies, Inc.*	4,387	1,535,757
Motorola Solutions, Inc.	1,277	530,325
NetApp, Inc.	23,656	3,661,003
Sandisk Corp.*	1,748	3,974,480
TE Connectivity PLC (Ireland)	1,474	297,173
Zebra Technologies Corp., Class A*	1,362	358,560
		20,597,181
Telecommunication Services — 0.2%
AT&T, Inc.	43,648	903,514
Comcast Corp., Class A	43,333	1,063,825
T-Mobile US, Inc.	5,507	923,689
		2,891,028
Transportation — 0.5%
CSX Corp.	14,541	691,134
Delta Air Lines, Inc.	1,515	141,895
Expeditors International of Washington, Inc.	944	153,853
FedEx Corp.	5,836	1,827,427
Fedex Freight Holding Co., Inc.*	90	13,590
JB Hunt Transport Services, Inc.	3,534	1,022,846
Uber Technologies, Inc.*	4,000	288,640
	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Union Pacific Corp.	3,072	$ 835,584
United Parcel Service, Inc., Class B	12,419	1,335,042
		6,310,011
Utilities — 0.3%
Constellation Energy Corp.	683	169,637
DTE Energy Co.	580	88,375
Duke Energy Corp.	6,333	801,631
Edison International	1,918	142,795
Evergy, Inc.	364	31,460
NRG Energy, Inc.	10,160	1,483,970
PG&E Corp.	7,215	121,356
Vistra Corp.	2,512	398,479
		3,237,703
TOTAL COMMON STOCKS (Cost $264,415,864)		309,759,505
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY — 46.5%
Gotham Enhanced 500 ETF(a)(b)	14,210,300	576,942,443
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY (Cost $375,173,391)		576,942,443
SHORT-TERM INVESTMENT — 3.0%
BNY Dreyfus Government Cash Management Fund, Institutional Shares, 3.54%(c)	37,175,959	37,175,959
TOTAL SHORT-TERM INVESTMENT (Cost $37,175,959)		37,175,959

TOTAL INVESTMENTS - 74.4% (Cost $676,765,214)		923,877,907
OTHER ASSETS IN EXCESS OF LIABILITIES - 25.6%		318,715,403
NET ASSETS - 100.0%		$1,242,593,310

(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
(b)	Security position is either entirely or partially designated as collateral for total return swaps.
(c)	Rate disclosed is the 7-day yield at June 30, 2026.
*	Non-income producing.

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
ETF	Exchange-Traded Fund
PLC	Public Limited Company

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
The portfolio matures between July 6, 2026 and May 5, 2031, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The maturity date shown in the table below is the earliest maturity date for the specific entity. At June 30, 2026, there are no upfront fees paid or received in connection with the total return swaps. The following table represents the individual long and short positions and related values of total return swaps.
Total Return Swaps
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Long
Automobiles & Components
Aptiv PLC (Jersey)	USFF +0.250%	Weekly	MS	01/17/30	32,028	$1,913,057	$1,965,879	$94,371
Ford Motor Co.	USFF +0.250%	Weekly	MS	07/29/30	199,694	2,172,219	2,775,747	765,946
General Motors Co.	USFF +0.250%	Weekly	MS	07/11/28	54,777	4,027,413	4,222,211	297,708
					286,499	8,112,689	8,963,837	1,158,025
Banks
Bank of America Corp.	USFF +0.250%	Weekly	MS	01/07/27	45,199	1,697,256	2,575,439	1,047,715
Citigroup, Inc.	USFF +0.250%	Weekly	MS	01/12/29	13,265	834,014	1,856,569	1,106,188
Citizens Financial Group, Inc.	USFF +0.250%	Weekly	MS	01/10/28	2,306	66,252	161,581	110,755
Fifth Third Bancorp	USFF +0.250%	Weekly	MS	07/16/29	9,063	411,529	510,881	129,525
Huntington Bancshares, Inc.	USFF +0.250%	Weekly	MS	01/17/30	13,897	233,931	246,394	31,632
JPMorgan Chase & Co.	USFF +0.250%	Weekly	MS	01/07/27	18,180	2,517,841	5,950,859	3,818,522
KeyCorp.	USFF +0.250%	Weekly	MS	11/04/30	773	17,079	17,818	2,583
M&T Bank Corp.	USFF +0.250%	Weekly	MS	07/16/29	848	179,213	201,832	36,038
PNC Financial Services Group, Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	2,855	516,030	702,958	227,743
Regions Financial Corp.	USFF +0.250%	Weekly	MS	11/04/30	5,067	145,055	153,023	15,031
Truist Financial Corp.	USFF +0.250%	Weekly	MS	01/10/28	6,613	238,796	329,460	134,107
US Bancorp	USFF +0.250%	Weekly	MS	01/10/28	8,621	352,352	520,708	221,281
Wells Fargo & Co.	USFF +0.250%	Weekly	MS	01/12/29	15,014	853,519	1,240,757	462,436
					141,701	8,062,867	14,468,279	7,343,556
Capital Goods
A. O. Smith Corp.	USFF +0.250%	Weekly	MS	01/17/30	177,331	11,055,173	11,122,200	464,411
Allegion PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	76,960	10,664,169	10,812,110	499,304
AMETEK, Inc.	USFF +0.250%	Weekly	MS	01/07/27	30,834	6,229,489	7,459,978	1,414,858
Caterpillar, Inc.	USFF +0.250%	Weekly	MS	07/08/27	7,036	4,357,939	7,492,636	3,276,256
Cummins, Inc.	USFF +0.250%	Weekly	MS	01/12/29	6,327	2,859,221	4,512,480	1,781,172
Deere & Co.	USFF +0.250%	Weekly	MS	11/04/30	1,688	959,613	1,070,749	137,969
Dover Corp.	USFF +0.250%	Weekly	MS	11/04/30	14,992	3,150,895	3,362,406	286,394
EMCOR Group, Inc.	USFF +0.250%	Weekly	MS	07/29/30	7,431	4,671,784	6,166,838	1,601,758
Fortive Corp.	USFF +0.250%	Weekly	MS	07/29/30	21,721	1,014,630	1,326,936	340,179
GE Vernova, Inc.	USFF +0.250%	Weekly	MS	11/04/30	1,595	1,589,649	1,873,902	319,578
General Dynamics Corp.	USFF +0.250%	Weekly	MS	01/10/28	31,291	9,996,621	11,084,524	1,447,380
General Electric Co.	USFF +0.250%	Weekly	MS	01/07/27	1	231	374	5,360
Honeywell Aerospace, Inc.	USFF +0.250%	Weekly	MS	05/05/31	10,739	2,120,029	2,374,178	300,049

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Capital Goods — (continued)
Honeywell International, Inc.	USFF +0.250%	Weekly	MS	05/05/31	34,270	$7,474,976	$7,673,053	$356,565
Huntington Ingalls Industries, Inc.	USFF +0.250%	Weekly	MS	05/05/31	14,770	4,304,470	4,133,975	(79,613)
Illinois Tool Works, Inc.	USFF +0.250%	Weekly	MS	01/07/27	4,538	1,165,629	1,227,393	175,633
Johnson Controls International PLC (Ireland)	USFF +0.250%	Weekly	MS	07/11/28	33,764	3,652,336	4,933,258	1,440,076
L3Harris Technologies, Inc.	USFF +0.250%	Weekly	MS	05/05/31	10,966	3,335,275	3,186,610	(73,286)
Lockheed Martin Corp.	USFF +0.250%	Weekly	MS	07/06/26	14,118	7,681,751	7,192,556	(186,674)
Masco Corp.	USFF +0.250%	Weekly	MS	07/08/27	38,599	2,414,566	3,140,801	805,821
Nordson Corp.	USFF +0.250%	Weekly	MS	11/04/30	13,314	3,184,987	4,016,701	924,919
Northrop Grumman Corp.	USFF +0.250%	Weekly	MS	07/06/26	6,102	3,368,194	3,107,810	(145,573)
Otis Worldwide Corp.	USFF +0.250%	Weekly	MS	11/04/30	99,211	7,793,563	7,103,508	(485,419)
Rockwell Automation, Inc.	USFF +0.250%	Weekly	MS	07/29/30	10,169	3,378,182	5,034,469	1,784,061
RTX Corp.	USFF +0.250%	Weekly	MS	01/17/30	9,387	1,565,529	1,780,996	307,705
Snap-on, Inc.	USFF +0.250%	Weekly	MS	07/08/27	15,574	5,565,319	6,266,978	952,776
Stanley Black & Decker, Inc.	USFF +0.250%	Weekly	MS	01/17/30	63,355	4,040,210	5,962,973	2,246,176
Textron, Inc.	USFF +0.250%	Weekly	MS	01/07/27	24,240	1,932,673	2,223,535	335,451
United Rentals, Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,317	1,042,353	1,492,016	484,069
Vertiv Holdings Co., Class A	USFF +0.250%	Weekly	MS	05/05/31	15,731	5,253,709	5,267,053	125,948
Westinghouse Air Brake Technologies Corp.	USFF +0.250%	Weekly	MS	11/04/30	7,011	1,777,899	1,890,166	151,063
WW Grainger, Inc.	USFF +0.250%	Weekly	MS	05/05/31	3,700	4,658,356	5,033,480	474,393
Xylem, Inc.	USFF +0.250%	Weekly	MS	11/04/30	37,750	4,253,454	4,462,427	316,417
					845,832	136,512,874	153,789,069	21,785,176
Commercial & Professional Services
Automatic Data Processing, Inc.	USFF +0.250%	Weekly	MS	01/05/27	9,658	2,249,783	2,162,909	61,585
Broadridge Financial Solutions, Inc.	USFF +0.250%	Weekly	MS	07/11/28	16,123	2,492,988	2,208,045	(212,012)
Copart, Inc.	USFF +0.250%	Weekly	MS	05/05/31	244,947	7,924,567	6,905,056	(851,570)
Jacobs Solutions, Inc.	USFF +0.250%	Weekly	MS	01/10/28	36,926	4,202,403	4,652,676	596,762
Leidos Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	58,437	7,375,110	6,017,258	(1,110,647)
Paychex, Inc.	USFF +0.250%	Weekly	MS	11/04/30	31,469	3,241,568	3,094,347	(21,333)
Veralto Corp.	USFF +0.250%	Weekly	MS	07/11/28	83,545	7,615,596	7,408,771	(4,184)
					481,105	35,102,015	32,449,062	(1,541,399)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Consumer Discretionary Distribution & Retail
Amazon.com, Inc.	USFF +0.250%	Weekly	MS	01/07/27	104,622	$17,239,657	$24,935,607	$8,059,254
AutoZone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	1,191	3,587,017	3,806,365	303,053
Best Buy Co., Inc.	USFF +0.250%	Weekly	MS	07/11/28	25,686	1,608,598	1,949,054	428,190
Genuine Parts Co.	USFF +0.250%	Weekly	MS	11/04/30	22,793	2,294,828	2,689,118	471,393
Lowe's Cos., Inc.	USFF +0.250%	Weekly	MS	01/17/30	24,254	5,295,257	5,347,764	209,230
Ross Stores, Inc.	USFF +0.250%	Weekly	MS	11/04/30	19,644	4,306,381	4,181,225	(25,693)
TJX Cos., Inc. (The)	USFF +0.250%	Weekly	MS	01/10/28	3,794	475,272	574,791	132,643
Ulta Beauty, Inc.	USFF +0.250%	Weekly	MS	01/17/30	15,860	6,674,694	7,152,543	619,512
Williams-Sonoma, Inc.	USFF +0.250%	Weekly	MS	05/05/31	1,510	262,038	351,981	96,810
					219,354	41,743,742	50,988,448	10,294,392
Consumer Durables & Apparel
Deckers Outdoor Corp.	USFF +0.250%	Weekly	MS	01/17/30	67,115	6,341,472	6,663,848	457,033
Garmin Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	07/11/28	3,212	742,676	762,978	40,794
Hasbro, Inc.	USFF +0.250%	Weekly	MS	07/16/29	31,304	2,213,775	2,585,397	507,451
Lululemon Athletica, Inc.	USFF +0.250%	Weekly	MS	11/04/30	49,923	6,695,017	5,700,208	(858,523)
Tapestry, Inc.	USFF +0.250%	Weekly	MS	07/11/28	40,704	4,978,131	5,958,252	1,192,022
					192,258	20,971,071	21,670,683	1,338,777
Consumer Services
Booking Holdings, Inc.	USFF +0.250%	Weekly	MS	07/08/27	36,693	5,779,971	6,540,160	954,736
Carnival Corp. Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	05/05/31	78,690	2,279,321	2,248,173	18,102
Expedia Group, Inc.	USFF +0.250%	Weekly	MS	01/17/30	26,430	5,506,419	6,762,908	1,419,667
Las Vegas Sands Corp.	USFF +0.250%	Weekly	MS	07/29/30	70,580	4,004,508	3,260,090	(610,699)
Marriott International, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/30	13,688	4,344,452	5,072,636	841,150
McDonald's Corp.	USFF +0.250%	Weekly	MS	07/11/28	35,923	11,029,180	9,710,346	(895,265)
Yum! Brands, Inc.	USFF +0.250%	Weekly	MS	07/11/28	16,444	2,412,289	2,628,738	358,807
					278,448	35,356,140	36,223,051	2,086,498
Consumer Staples Distribution & Retail
Dollar General Corp.	USFF +0.250%	Weekly	MS	07/29/30	54,427	5,833,561	6,265,092	616,946
Dollar Tree, Inc.	USFF +0.250%	Weekly	MS	01/17/30	65,205	6,116,627	7,886,545	1,899,846
Kroger Co. (The)	USFF +0.250%	Weekly	MS	11/04/30	30,734	1,893,722	1,706,659	(142,083)
Sysco Corp.	USFF +0.250%	Weekly	MS	07/11/28	17,607	1,290,014	1,471,593	234,251
Target Corp.	USFF +0.250%	Weekly	MS	01/17/30	37,431	3,671,120	4,888,863	1,396,149
					205,404	18,805,044	22,218,752	4,005,109
Energy
APA Corp.	USFF +0.250%	Weekly	MS	07/29/30	509,117	11,586,285	16,581,941	5,609,685
Baker Hughes Co.	USFF +0.250%	Weekly	MS	01/12/29	64,232	4,022,357	3,564,876	(342,681)
ConocoPhillips	USFF +0.250%	Weekly	MS	11/04/30	30,770	3,292,888	3,198,849	20,945

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Energy — (continued)
Devon Energy Corp.	USFF +0.250%	Weekly	MS	07/29/30	134,688	$4,390,068	$5,565,308	$1,467,605
EQT Corp.	USFF +0.250%	Weekly	MS	11/04/30	106,499	6,075,757	5,662,552	(272,434)
Expand Energy Corp.	USFF +0.250%	Weekly	MS	11/04/30	90,177	8,790,178	8,223,241	(324,981)
Exxon Mobil Corp.	USFF +0.250%	Weekly	MS	11/04/30	1,549	184,289	211,779	43,646
Halliburton Co.	USFF +0.250%	Weekly	MS	01/17/30	157,379	3,464,486	5,343,017	2,060,837
Kinder Morgan, Inc.	USFF +0.250%	Weekly	MS	07/11/28	250,442	7,640,580	8,006,631	791,939
Occidental Petroleum Corp.	USFF +0.250%	Weekly	MS	11/04/30	160,236	6,809,700	7,782,663	1,212,757
ONEOK, Inc.	USFF +0.250%	Weekly	MS	11/04/30	49,816	4,276,796	4,331,003	186,966
Valero Energy Corp.	USFF +0.250%	Weekly	MS	07/29/30	44,668	6,924,942	11,633,334	5,005,594
					1,599,573	67,458,326	80,105,194	15,459,878
Equity Real Estate Investment Trusts (REITs)
American Tower Corp.	USFF +0.250%	Weekly	MS	11/04/30	14,351	2,588,250	2,347,393	(146,032)
AvalonBay Communities, Inc.	USFF +0.250%	Weekly	MS	07/11/28	15,888	2,841,204	2,997,907	272,274
Digital Realty Trust, Inc.	USFF +0.250%	Weekly	MS	01/10/28	37,155	6,435,243	6,672,295	595,186
Equity Residential	USFF +0.250%	Weekly	MS	07/29/30	16,530	1,090,623	1,122,883	64,860
Federal Realty Investment Trust	USFF +0.250%	Weekly	MS	05/05/31	26,808	3,232,966	3,309,180	145,514
Host Hotels & Resorts, Inc.	USFF +0.250%	Weekly	MS	11/04/30	59,684	1,198,971	1,415,108	304,751
Mid-America Apartment Communities, Inc.	USFF +0.250%	Weekly	MS	11/04/30	27,882	3,483,795	3,873,925	488,171
Prologis, Inc.	USFF +0.250%	Weekly	MS	01/17/30	17,100	2,219,600	2,316,537	198,040
Public Storage	USFF +0.250%	Weekly	MS	05/05/31	6,638	2,110,837	2,112,942	47,813
Realty Income Corp.	USFF +0.250%	Weekly	MS	07/11/28	48,852	2,763,945	3,026,870	510,888
Simon Property Group, Inc.	USFF +0.250%	Weekly	MS	07/29/30	14,564	2,659,496	3,257,239	733,366
Ventas, Inc.	USFF +0.250%	Weekly	MS	07/16/29	56,031	4,249,123	4,975,553	943,963
VICI Properties, Inc.	USFF +0.250%	Weekly	MS	07/11/28	143,767	4,144,809	3,817,014	32,121
Welltower, Inc.	USFF +0.250%	Weekly	MS	07/08/27	31,057	4,855,092	7,049,007	2,465,510
					516,307	43,873,954	48,293,853	6,656,425
Financial Services
American Express Co.	USFF +0.250%	Weekly	MS	01/07/27	6,121	1,008,245	2,070,428	1,141,582
Ameriprise Financial, Inc.	USFF +0.250%	Weekly	MS	07/11/28	670	278,087	307,369	45,770
Apollo Global Management, Inc.	USFF +0.250%	Weekly	MS	07/16/29	5,234	898,168	619,235	(242,680)
Bank of New York Mellon Corp. (The)	USFF +0.250%	Weekly	MS	01/12/29	4,233	274,007	612,134	361,230
Berkshire Hathaway, Inc., Class B	USFF +0.250%	Weekly	MS	01/07/27	19,481	8,455,414	9,748,098	1,471,786
Blackrock, Inc.	USFF +0.250%	Weekly	MS	07/08/27	2,188	2,138,109	2,103,893	62,815

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Financial Services — (continued)
Blackstone, Inc.	USFF +0.250%	Weekly	MS	07/11/28	7,355	$999,831	$865,463	$(42,512)
Capital One Financial Corp.	USFF +0.250%	Weekly	MS	07/08/27	4,303	530,296	863,268	372,147
Cboe Global Markets, Inc.	USFF +0.250%	Weekly	MS	01/10/28	19,675	4,912,813	4,774,532	12,749
Charles Schwab Corp. (The)	USFF +0.250%	Weekly	MS	01/07/27	10,717	792,818	988,858	247,534
CME Group, Inc.	USFF +0.250%	Weekly	MS	05/05/31	27,162	6,115,252	5,998,184	14,975
Corpay, Inc.	USFF +0.250%	Weekly	MS	07/08/27	15,503	4,085,196	5,166,685	1,168,707
FactSet Research Systems, Inc.	USFF +0.250%	Weekly	MS	05/05/31	27,581	6,849,653	6,345,836	(427,473)
Fiserv, Inc.	USFF +0.250%	Weekly	MS	01/10/28	143,588	9,928,361	7,042,991	(2,675,299)
Franklin Resources, Inc.	USFF +0.250%	Weekly	MS	01/07/27	79,070	2,063,174	2,630,659	919,353
Goldman Sachs Group, Inc. (The)	USFF +0.250%	Weekly	MS	07/08/27	2,513	873,664	2,541,573	1,800,179
Interactive Brokers Group, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/30	4,588	287,643	399,340	120,555
Intercontinental Exchange, Inc.	USFF +0.250%	Weekly	MS	07/08/27	79,534	11,797,737	9,791,431	(1,716,080)
Invesco Ltd. (Bermuda)	USFF +0.250%	Weekly	MS	01/17/30	3,552	70,627	93,737	28,869
KKR & Co., Inc.	USFF +0.250%	Weekly	MS	01/12/29	4,203	463,061	385,751	(60,190)
Mastercard, Inc., Class A	USFF +0.250%	Weekly	MS	01/07/27	8,112	4,050,341	4,166,323	226,814
Northern Trust Corp.	USFF +0.250%	Weekly	MS	07/11/28	1,562	133,103	271,538	153,993
PayPal Holdings, Inc.	USFF +0.250%	Weekly	MS	07/11/28	252,104	12,838,670	10,885,851	(1,614,498)
Raymond James Financial, Inc.	USFF +0.250%	Weekly	MS	01/07/27	964	99,994	146,557	56,302
Robinhood Markets, Inc., Class A	USFF +0.250%	Weekly	MS	07/29/30	5,686	613,459	570,192	(29,042)
State Street Corp.	USFF +0.250%	Weekly	MS	07/16/29	1,570	153,501	266,272	124,394
Synchrony Financial	USFF +0.250%	Weekly	MS	07/16/29	1,696	87,138	128,981	48,807
T Rowe Price Group, Inc.	USFF +0.250%	Weekly	MS	01/07/27	13,275	1,364,105	1,509,235	323,963
Visa, Inc., Class A	USFF +0.250%	Weekly	MS	07/08/27	15,502	4,670,883	5,318,581	804,728
					767,742	86,833,350	86,612,995	2,699,478
Food, Beverage & Tobacco
Altria Group, Inc.	USFF +0.250%	Weekly	MS	07/11/28	125,971	8,260,397	9,063,613	1,358,371
Brown-Forman Corp., Class B	USFF +0.250%	Weekly	MS	05/05/31	123,148	3,177,161	3,281,894	198,112
Coca-Cola Co. (The)	USFF +0.250%	Weekly	MS	07/16/29	87,388	6,641,009	7,102,023	722,859
General Mills, Inc.	USFF +0.250%	Weekly	MS	01/05/27	138,537	5,754,057	4,821,088	(664,221)
Hershey Co. (The)	USFF +0.250%	Weekly	MS	11/04/30	13,899	2,561,995	2,438,580	(52,502)
Kraft Heinz Co. (The)	USFF +0.250%	Weekly	MS	11/04/30	102,341	2,587,133	2,417,294	(45,462)
Molson Coors Beverage Co., Class B	USFF +0.250%	Weekly	MS	07/29/30	25,368	1,072,851	988,337	(45,622)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Food, Beverage & Tobacco — (continued)
PepsiCo, Inc.	USFF +0.250%	Weekly	MS	01/17/30	38,563	$5,628,647	$5,221,430	$(168,974)
Tyson Foods, Inc., Class A	USFF +0.250%	Weekly	MS	01/17/30	80,071	4,342,391	4,584,065	461,118
					735,286	40,025,641	39,918,324	1,763,679
Health Care Equipment & Services
Abbott Laboratories	USFF +0.250%	Weekly	MS	07/11/28	47,708	4,334,696	4,329,024	88,320
Align Technology, Inc.	USFF +0.250%	Weekly	MS	11/04/30	66,757	11,399,362	11,259,236	100,872
Becton Dickinson & Co.	USFF +0.250%	Weekly	MS	11/04/30	65,125	9,759,828	9,855,366	371,036
Cardinal Health, Inc.	USFF +0.250%	Weekly	MS	07/08/27	12,060	1,956,019	2,864,974	965,439
Cencora, Inc.	USFF +0.250%	Weekly	MS	05/05/31	11,694	3,117,529	3,309,168	260,158
Centene Corp.	USFF +0.250%	Weekly	MS	07/18/30	22,485	580,233	1,443,312	876,606
Cigna Group (The)	USFF +0.250%	Weekly	MS	07/06/26	16,378	4,485,425	4,515,087	217,121
CVS Health Corp.	USFF +0.250%	Weekly	MS	07/16/29	75,926	6,050,738	7,854,545	2,033,829
DaVita, Inc.	USFF +0.250%	Weekly	MS	07/11/28	42,727	5,013,637	9,505,903	4,599,005
Elevance Health, Inc.	USFF +0.250%	Weekly	MS	07/18/30	3,921	1,104,948	1,516,368	459,225
GE HealthCare Technologies, Inc.	USFF +0.250%	Weekly	MS	01/07/27	155,438	9,506,608	9,949,586	657,626
McKesson Corp.	USFF +0.250%	Weekly	MS	07/16/29	6,279	4,315,858	4,744,412	540,973
Medtronic PLC (Ireland)	USFF +0.250%	Weekly	MS	07/16/29	141,898	11,878,549	11,100,681	(336,429)
ResMed, Inc.	USFF +0.250%	Weekly	MS	07/29/30	40,802	9,806,865	7,951,494	(1,604,450)
Stryker Corp.	USFF +0.250%	Weekly	MS	11/04/30	9,192	2,706,380	2,894,009	249,704
UnitedHealth Group, Inc.	USFF +0.250%	Weekly	MS	07/18/30	28,456	7,839,042	11,827,167	4,289,979
Universal Health Services, Inc., Class B	USFF +0.250%	Weekly	MS	01/17/30	43,086	7,139,352	6,406,457	(563,758)
Veeva Systems, Inc., Class A	USFF +0.250%	Weekly	MS	05/05/31	5,349	841,997	949,287	126,320
					795,281	101,837,066	112,276,076	13,331,576
Household & Personal Products
Clorox Co. (The)	USFF +0.250%	Weekly	MS	11/04/30	13,814	1,198,292	1,318,408	146,637
Colgate-Palmolive Co.	USFF +0.250%	Weekly	MS	07/11/28	39,000	3,271,923	3,575,520	407,989
Kenvue, Inc.	USFF +0.250%	Weekly	MS	07/29/30	169,682	2,544,825	3,242,623	858,257
Kimberly-Clark Corp.	USFF +0.250%	Weekly	MS	11/04/30	41,602	4,118,686	4,566,652	627,931
Procter & Gamble Co. (The)	USFF +0.250%	Weekly	MS	07/08/27	18,876	2,694,711	2,767,977	183,644
					282,974	13,828,437	15,471,180	2,224,458
Insurance
Aflac, Inc.	USFF +0.250%	Weekly	MS	07/06/26	7,776	792,919	911,736	192,773
Assurant, Inc.	USFF +0.250%	Weekly	MS	05/05/31	26,568	6,777,747	7,134,305	524,764
Brown & Brown, Inc.	USFF +0.250%	Weekly	MS	07/08/27	133,877	9,802,643	8,588,210	(950,055)
Chubb Ltd. (Switzerland)	USFF +0.250%	Weekly	MS	01/10/28	19,838	6,209,187	6,759,600	761,679

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Insurance — (continued)
Cincinnati Financial Corp.	USFF +0.250%	Weekly	MS	07/11/28	23,850	$3,909,440	$4,415,589	$655,963
Erie Indemnity Co., Class A	USFF +0.250%	Weekly	MS	11/04/30	27,784	6,772,186	6,661,214	45,122
Globe Life, Inc.	USFF +0.250%	Weekly	MS	01/17/30	22,199	3,369,825	3,966,517	674,476
Hartford Insurance Group, Inc. (The)	USFF +0.250%	Weekly	MS	01/12/29	23,138	2,930,011	3,066,248	292,544
Loews Corp.	USFF +0.250%	Weekly	MS	07/06/26	44,100	4,170,746	4,992,561	952,879
Marsh & McLennan Cos., Inc.	USFF +0.250%	Weekly	MS	07/29/30	21,974	3,787,511	3,662,407	(38,568)
Principal Financial Group, Inc.	USFF +0.250%	Weekly	MS	11/04/30	35,934	3,520,680	3,872,967	457,245
Willis Towers Watson PLC (Ireland)	USFF +0.250%	Weekly	MS	11/04/30	13,482	3,558,365	3,523,790	56,148
					400,520	55,601,260	57,555,144	3,624,970
Materials
Albemarle Corp.	USFF +0.250%	Weekly	MS	05/05/31	91,177	16,409,264	12,311,630	(3,731,339)
Avery Dennison Corp.	USFF +0.250%	Weekly	MS	01/17/30	42,095	6,955,042	6,834,123	128,307
CF Industries Holdings, Inc.	USFF +0.250%	Weekly	MS	07/29/30	49,772	4,089,137	5,388,317	1,478,398
Corteva, Inc.	USFF +0.250%	Weekly	MS	07/16/29	122,707	8,762,712	10,392,056	1,887,709
CRH PLC (Ireland)	USFF +0.250%	Weekly	MS	11/04/30	24,817	2,794,736	2,655,419	(70,981)
DuPont de Nemours, Inc.	USFF +0.250%	Weekly	MS	07/16/29	96,500	11,262,415	13,089,260	2,064,964
Linde PLC (Ireland)	USFF +0.250%	Weekly	MS	01/10/28	15,445	7,231,628	8,015,028	1,006,725
LyondellBasell Industries NV, Class A (Netherlands)	USFF +0.250%	Weekly	MS	07/29/30	78,390	3,425,653	4,127,233	902,175
Newmont Corp.	USFF +0.250%	Weekly	MS	01/17/30	43,775	3,186,978	4,088,585	1,006,695
PPG Industries, Inc.	USFF +0.250%	Weekly	MS	07/29/30	29,388	2,848,466	3,564,471	831,733
Smurfit Westrock PLC (Ireland)	USFF +0.250%	Weekly	MS	11/04/30	81,097	2,734,780	3,751,547	1,148,522
Steel Dynamics, Inc.	USFF +0.250%	Weekly	MS	11/04/30	10,375	2,454,129	2,380,647	(17,613)
					685,538	72,154,940	76,598,316	6,635,295
Media & Entertainment
Alphabet, Inc., Class A	USFF +0.250%	Weekly	MS	07/11/28	103,410	21,779,794	36,955,632	15,732,564
Charter Communications, Inc., Class A	USFF +0.250%	Weekly	MS	11/04/30	29,087	4,962,263	4,136,462	(720,142)
Electronic Arts, Inc.	USFF +0.250%	Weekly	MS	01/17/30	5,113	880,987	1,048,370	190,357
Fox Corp., Class A	USFF +0.250%	Weekly	MS	07/16/29	71,394	3,982,898	3,723,911	(138,043)
Meta Platforms, Inc., Class A	USFF +0.250%	Weekly	MS	01/07/27	18,596	5,919,382	10,474,941	4,755,557
Netflix, Inc.	USFF +0.250%	Weekly	MS	05/05/31	51,675	4,030,316	3,689,595	(254,657)
News Corp., Class A	USFF +0.250%	Weekly	MS	07/29/30	93,215	2,419,457	2,314,528	(42,673)
Omnicom Group, Inc.	USFF +0.250%	Weekly	MS	07/08/27	71,537	5,087,426	5,210,040	453,728

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Media & Entertainment — (continued)
Take-Two Interactive Software, Inc.	USFF +0.250%	Weekly	MS	01/07/27	1,253	$209,461	$313,225	$109,495
Walt Disney Co. (The)	USFF +0.250%	Weekly	MS	07/11/28	63,002	6,088,720	6,063,942	234,080
Warner Bros Discovery, Inc.	USFF +0.250%	Weekly	MS	11/04/30	12,301	344,876	327,945	(8,451)
					520,583	55,705,580	74,258,591	20,311,815
Pharmaceuticals, Biotechnology & Life Sciences
Amgen, Inc.	USFF +0.250%	Weekly	MS	05/05/31	4,628	1,625,066	1,675,891	87,327
Biogen, Inc.	USFF +0.250%	Weekly	MS	01/17/30	19,148	2,645,542	4,137,117	1,548,524
Bristol-Myers Squibb Co.	USFF +0.250%	Weekly	MS	01/12/29	106,339	4,773,676	6,127,253	1,723,754
Charles River Laboratories International, Inc.	USFF +0.250%	Weekly	MS	07/29/30	35,506	5,349,188	8,052,406	2,817,012
Danaher Corp.	USFF +0.250%	Weekly	MS	07/29/30	7,112	1,221,248	1,354,694	176,158
Gilead Sciences, Inc.	USFF +0.250%	Weekly	MS	01/07/27	32,453	3,736,963	4,100,112	620,942
Incyte Corp.	USFF +0.250%	Weekly	MS	07/11/28	84,372	6,611,753	9,564,410	3,092,996
IQVIA Holdings, Inc.	USFF +0.250%	Weekly	MS	01/17/30	29,180	4,723,781	5,638,160	1,028,493
Johnson & Johnson	USFF +0.250%	Weekly	MS	01/17/30	18,581	3,288,391	4,719,017	1,613,419
Merck & Co., Inc.	USFF +0.250%	Weekly	MS	07/06/26	50,373	5,223,682	6,472,930	1,518,221
Pfizer, Inc.	USFF +0.250%	Weekly	MS	01/17/30	190,335	4,299,668	4,583,267	728,930
Regeneron Pharmaceuticals, Inc.	USFF +0.250%	Weekly	MS	07/29/30	8,159	4,574,110	5,087,463	634,805
Thermo Fisher Scientific, Inc.	USFF +0.250%	Weekly	MS	11/04/30	6,699	3,121,950	3,358,611	319,721
Viatris, Inc.	USFF +0.250%	Weekly	MS	05/05/31	267,570	4,453,832	4,249,012	(85,616)
					860,455	55,648,850	69,120,343	15,824,686
Real Estate Management & Development
CBRE Group, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	30,263	4,026,411	4,076,123	135,695
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	USFF +0.250%	Weekly	MS	07/29/30	13,671	5,804,453	7,941,621	2,260,533
Analog Devices, Inc.	USFF +0.250%	Weekly	MS	11/04/30	9,641	2,761,689	3,829,116	1,145,818
Applied Materials, Inc.	USFF +0.250%	Weekly	MS	07/29/30	2	256	1,446	3,052
Broadcom, Inc.	USFF +0.250%	Weekly	MS	07/08/27	22,884	5,928,057	8,644,431	3,007,958
First Solar, Inc.	USFF +0.250%	Weekly	MS	05/05/31	42,740	9,330,475	10,084,930	951,955
Lam Research Corp.	USFF +0.250%	Weekly	MS	07/29/30	72,103	6,831,115	31,244,393	26,031,496
Marvell Technology, Inc.	USFF +0.250%	Weekly	MS	05/05/31	3,039	836,878	905,288	87,332
Micron Technology, Inc.	USFF +0.250%	Weekly	MS	07/18/30	15,353	3,781,247	17,721,814	14,005,078

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Semiconductors & Semiconductor Equipment — (continued)
NVIDIA Corp.	USFF +0.250%	Weekly	MS	01/10/28	159,391	$18,939,501	$31,892,545	$13,405,166
NXP Semiconductors NV (Netherlands)	USFF +0.250%	Weekly	MS	11/04/30	22,605	6,018,678	6,352,683	484,016
ON Semiconductor Corp.	USFF +0.250%	Weekly	MS	01/17/30	46,496	4,801,047	4,395,732	(303,046)
QUALCOMM, Inc.	USFF +0.250%	Weekly	MS	07/08/27	45,801	6,201,266	8,463,567	2,533,039
Skyworks Solutions, Inc.	USFF +0.250%	Weekly	MS	11/04/30	6,458	411,410	437,852	38,037
					460,184	71,646,072	131,915,418	63,650,434
Software & Services
Accenture PLC, Class A (Ireland)	USFF +0.250%	Weekly	MS	01/12/29	40,541	7,861,451	5,044,922	(2,594,010)
Adobe, Inc.	USFF +0.250%	Weekly	MS	11/04/30	64,518	15,864,646	13,227,480	(2,302,285)
AppLovin Corp., Class A	USFF +0.250%	Weekly	MS	05/05/31	4,571	2,070,286	2,355,116	329,685
Cognizant Technology Solutions Corp., Class A	USFF +0.250%	Weekly	MS	07/08/27	144,233	7,883,095	5,586,144	(2,089,854)
Gartner, Inc.	USFF +0.250%	Weekly	MS	11/04/30	42,468	6,567,254	5,504,702	(923,149)
Gen Digital, Inc.	USFF +0.250%	Weekly	MS	07/11/28	666,464	14,800,836	16,588,289	2,424,657
GoDaddy, Inc., Class A	USFF +0.250%	Weekly	MS	01/12/29	105,550	9,914,848	8,959,084	(761,861)
Microsoft Corp.	USFF +0.250%	Weekly	MS	01/05/27	61,321	20,531,635	22,873,959	3,155,887
PTC, Inc.	USFF +0.250%	Weekly	MS	11/04/30	109,904	16,092,016	12,486,193	(3,266,162)
Roper Technologies, Inc.	USFF +0.250%	Weekly	MS	07/08/27	26,559	9,916,067	8,987,300	(683,425)
Salesforce, Inc.	USFF +0.250%	Weekly	MS	07/08/27	36,910	6,225,083	5,782,321	(314,915)
					1,303,039	117,727,217	107,395,510	(7,025,432)
Technology Hardware & Equipment
Amphenol Corp., Class A	USFF +0.250%	Weekly	MS	07/18/30	18,363	1,958,486	3,237,764	1,338,512
Apple, Inc.	USFF +0.250%	Weekly	MS	07/08/27	149,689	32,991,688	43,314,009	11,164,376
CDW Corp.	USFF +0.250%	Weekly	MS	11/04/30	17,063	1,860,651	2,399,740	591,660
Cisco Systems, Inc.	USFF +0.250%	Weekly	MS	01/07/27	93,584	6,612,174	10,992,377	4,733,036
Corning, Inc.	USFF +0.250%	Weekly	MS	01/17/30	12,590	2,258,105	3,215,864	1,009,061
Dell Technologies, Inc., Class C	USFF +0.250%	Weekly	MS	01/17/30	15,809	4,881,938	6,820,951	2,086,358
F5, Inc.	USFF +0.250%	Weekly	MS	01/10/28	13,794	3,362,873	5,737,752	2,446,911
Flex Ltd. (Singapore)	USFF +0.250%	Weekly	MS	05/05/31	10,245	1,587,573	1,660,407	107,540
Hewlett Packard Enterprise Co.	USFF +0.250%	Weekly	MS	05/05/31	147,928	6,900,911	6,673,032	(76,210)
HP, Inc.	USFF +0.250%	Weekly	MS	05/05/31	103,291	2,304,758	2,266,205	14,570
Jabil, Inc.	USFF +0.250%	Weekly	MS	07/16/29	2,355	470,693	907,805	449,810
Keysight Technologies, Inc.	USFF +0.250%	Weekly	MS	07/29/30	13,173	3,374,209	4,611,472	1,309,532

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Technology Hardware & Equipment — (continued)
Motorola Solutions, Inc.	USFF +0.250%	Weekly	MS	05/05/31	2,867	$1,149,181	$1,190,636	$70,631
NetApp, Inc.	USFF +0.250%	Weekly	MS	05/05/31	11,869	1,835,929	1,836,846	42,212
Sandisk Corp.	USFF +0.250%	Weekly	MS	05/05/31	474	949,891	1,077,748	149,155
Seagate Technology Holdings PLC (Ireland)	USFF +0.250%	Weekly	MS	07/29/30	2	213	1,930	3,055
TE Connectivity PLC (Ireland)	USFF +0.250%	Weekly	MS	11/04/30	10,764	2,185,330	2,170,130	38,592
Zebra Technologies Corp., Class A	USFF +0.250%	Weekly	MS	11/04/30	11,581	2,446,987	3,048,814	654,627
					635,441	77,131,590	101,163,482	26,133,428
Telecommunication Services
AT&T, Inc.	USFF +0.250%	Weekly	MS	05/05/31	165,649	3,966,208	3,428,934	(433,421)
Comcast Corp., Class A	USFF +0.250%	Weekly	MS	11/04/30	303,731	8,098,263	7,456,596	(464,905)
T-Mobile US, Inc.	USFF +0.250%	Weekly	MS	07/06/26	13,359	2,507,873	2,240,705	(168,400)
					482,739	14,572,344	13,126,235	(1,066,726)
Transportation
CSX Corp.	USFF +0.250%	Weekly	MS	01/17/30	46,504	2,068,430	2,210,335	203,913
Delta Air Lines, Inc.	USFF +0.250%	Weekly	MS	07/11/28	89,704	4,902,191	8,401,677	3,704,934
Expeditors International of Washington, Inc.	USFF +0.250%	Weekly	MS	07/18/30	18,700	2,586,047	3,047,726	535,746
FedEx Corp.	USFF +0.250%	Weekly	MS	01/17/30	26,878	7,447,696	8,416,308	1,128,503
Fedex Freight Holding Co., Inc.	USFF +0.250%	Weekly	MS	01/17/30	1,377	147,253	207,927	65,041
JB Hunt Transport Services, Inc.	USFF +0.250%	Weekly	MS	07/18/30	34,425	5,740,854	9,963,628	4,385,103
Uber Technologies, Inc.	USFF +0.250%	Weekly	MS	01/17/30	12,625	895,888	911,020	35,295
Union Pacific Corp.	USFF +0.250%	Weekly	MS	01/17/30	13,324	3,356,230	3,624,128	370,153
United Parcel Service, Inc., Class B	USFF +0.250%	Weekly	MS	01/17/30	36,444	3,375,794	3,917,730	732,182
					279,981	30,520,383	40,700,479	11,160,870
Utilities
Constellation Energy Corp.	USFF +0.250%	Weekly	MS	01/05/27	17,660	4,734,962	4,386,214	(222,117)
DTE Energy Co.	USFF +0.250%	Weekly	MS	01/17/30	24,462	3,355,075	3,727,275	526,342
Duke Energy Corp.	USFF +0.250%	Weekly	MS	11/04/30	21,297	2,565,569	2,695,774	235,212
Edison International	USFF +0.250%	Weekly	MS	11/04/30	36,676	2,576,954	2,730,528	216,402
Evergy, Inc.	USFF +0.250%	Weekly	MS	01/17/30	9,381	714,026	810,800	145,093
NRG Energy, Inc.	USFF +0.250%	Weekly	MS	07/11/28	17,116	2,332,812	2,499,963	235,959

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Pay*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts Long	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Utilities — (continued)
PG&E Corp.	USFF +0.250%	Weekly	MS	07/08/27	14,476	$204,932	$243,486	$47,571
Vistra Corp.	USFF +0.250%	Weekly	MS	07/16/29	14,731	1,963,810	2,336,779	431,243
					155,799	18,448,140	19,430,819	1,615,705

Total Reference Entity — Long						1,231,706,003	1,418,789,263	229,606,368

Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Short
Capital Goods
3M Co.	USFF -0.250%	Weekly	MS	11/04/30	(45,149)	$(6,823,576)	$(7,310,075)	$(709,004)
Axon Enterprise, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(17,550)	(11,990,192)	(9,838,706)	1,842,488
Boeing Co. (The)	USFF -0.250%	Weekly	MS	07/11/28	(42,021)	(9,595,082)	(9,096,286)	223,058
Builders FirstSource, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(75,630)	(9,191,609)	(6,767,372)	2,160,150
Carrier Global Corp.	USFF -0.250%	Weekly	MS	07/16/29	(127,652)	(8,746,931)	(9,363,274)	(932,174)
Eaton Corp. PLC (Ireland)	USFF -0.250%	Weekly	MS	07/23/30	(10,665)	(4,297,021)	(4,544,570)	(403,764)
Emerson Electric Co.	USFF -0.250%	Weekly	MS	05/05/31	(49,885)	(7,092,079)	(7,141,038)	(273,496)
Fastenal Co.	USFF -0.250%	Weekly	MS	07/29/30	(159,663)	(7,299,365)	(7,668,614)	(609,205)
Generac Holdings, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(15,376)	(3,135,673)	(4,502,247)	(1,455,791)
Howmet Aerospace, Inc.	USFF -0.250%	Weekly	MS	05/05/31	(22,421)	(5,978,735)	(6,028,110)	(226,706)
Hubbell, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(10,283)	(5,375,453)	(5,380,066)	(158,644)
IDEX Corp.	USFF -0.250%	Weekly	MS	07/16/29	(28,278)	(6,052,453)	(6,417,692)	(571,075)
Ingersoll Rand, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(99,200)	(8,233,980)	(8,133,408)	(137,800)
Lennox International, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(18,265)	(10,618,876)	(10,464,932)	(269,407)
PACCAR, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(65,118)	(7,898,276)	(7,821,974)	(210,607)
Parker-Hannifin Corp.	USFF -0.250%	Weekly	MS	11/04/30	(5,438)	(5,179,274)	(5,319,017)	(292,527)
Pentair PLC (Ireland)	USFF -0.250%	Weekly	MS	11/04/30	(70,333)	(6,806,994)	(5,391,728)	1,207,805
Quanta Services, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(8,577)	(4,790,260)	(6,175,783)	(1,523,456)
Trane Technologies PLC (Ireland)	USFF -0.250%	Weekly	MS	07/29/30	(17,060)	(8,076,470)	(8,379,190)	(561,126)
TransDigm Group, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(4,003)	(5,492,804)	(5,332,156)	(220,246)
					(892,567)	(142,675,103)	(141,076,238)	(3,121,527)
Commercial & Professional Services
Cintas Corp.	USFF -0.250%	Weekly	MS	05/05/31	(32,420)	(5,601,659)	(5,513,994)	(72,759)
Equifax, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(31,035)	(8,011,717)	(4,925,875)	2,782,821
Republic Services, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(25,856)	(5,698,704)	(5,509,396)	24,882
Rollins, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(39,097)	(2,364,317)	(1,631,909)	651,485

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Commercial & Professional Services — (continued)
Verisk Analytics, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(13,422)	$(2,890,606)	$(2,409,652)	$385,429
Waste Management, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(20,357)	(4,578,737)	(4,537,168)	(121,133)
					(162,187)	(29,145,740)	(24,527,994)	3,650,725
Consumer Discretionary Distribution & Retail
Carvana Co.	USFF -0.250%	Weekly	MS	11/04/30	(15,411)	(1,368,022)	(1,014,352)	315,494
eBay, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(20,838)	(2,219,150)	(2,328,647)	(175,862)
Home Depot, Inc. (The)	USFF -0.250%	Weekly	MS	07/29/30	(151)	(63,246)	(53,255)	8,457
O'Reilly Automotive, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(59,434)	(5,704,015)	(5,473,277)	67,358
Tractor Supply Co.	USFF -0.250%	Weekly	MS	07/16/29	(201,112)	(11,106,196)	(6,357,150)	4,314,321
					(296,946)	(20,460,629)	(15,226,681)	4,529,768
Consumer Durables & Apparel
DR Horton, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(15,045)	(2,515,288)	(2,450,530)	(14,170)
Lennar Corp., Class A	USFF -0.250%	Weekly	MS	11/04/30	(27,275)	(3,289,153)	(2,468,115)	713,754
NIKE, Inc., Class B	USFF -0.250%	Weekly	MS	01/22/30	(161,326)	(11,485,279)	(6,622,432)	4,325,494
NVR, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(22)	(177,181)	(149,895)	23,497
PulteGroup, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(23,571)	(3,101,636)	(3,234,177)	(226,577)
Ralph Lauren Corp.	USFF -0.250%	Weekly	MS	05/05/31	(11,100)	(4,278,973)	(4,455,651)	(309,592)
					(238,339)	(24,847,510)	(19,380,800)	4,512,406
Consumer Services
Airbnb, Inc., Class A	USFF -0.250%	Weekly	MS	01/12/29	(55,533)	(7,757,252)	(7,946,772)	(412,189)
Chipotle Mexican Grill, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(28,211)	(1,294,023)	(959,174)	298,810
Darden Restaurants, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(14,435)	(3,099,289)	(2,973,754)	(1,091)
Domino's Pizza, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(1,438)	(750,022)	(425,706)	292,608
DoorDash, Inc., Class A	USFF -0.250%	Weekly	MS	07/29/30	(31,564)	(7,556,934)	(5,824,505)	1,515,545
Hilton Worldwide Holdings, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(12,033)	(3,957,640)	(3,976,425)	(132,977)
MGM Resorts International	USFF -0.250%	Weekly	MS	01/22/30	(29,257)	(1,174,146)	(1,398,777)	(320,618)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/05/27	(114,858)	(3,212,302)	(2,424,652)	696,219
Royal Caribbean Cruises Ltd. (Liberia)	USFF -0.250%	Weekly	MS	11/04/30	(21,990)	(6,165,658)	(6,982,485)	(1,021,186)
Starbucks Corp.	USFF -0.250%	Weekly	MS	07/16/29	(45,155)	(4,637,145)	(4,614,389)	(202,430)
Wynn Resorts Ltd.	USFF -0.250%	Weekly	MS	05/05/31	(29,763)	(2,962,775)	(2,889,690)	(11,140)
					(384,237)	(42,567,186)	(40,416,329)	701,551

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Consumer Staples Distribution & Retail
Casey's General Stores, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(4,379)	$(3,437,181)	$(3,480,385)	$(142,698)
Costco Wholesale Corp.	USFF -0.250%	Weekly	MS	01/22/30	(7,088)	(7,124,566)	(6,630,611)	275,132
Walmart, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(15,538)	(1,946,389)	(1,759,834)	130,202
					(27,005)	(12,508,136)	(11,870,830)	262,636
Energy
Chevron Corp.	USFF -0.250%	Weekly	MS	11/04/30	(28,799)	(5,431,422)	(4,773,722)	460,854
Diamondback Energy, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(69,939)	(13,022,105)	(12,293,877)	110,038
EOG Resources, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(67,881)	(8,950,763)	(8,806,202)	(139,077)
Marathon Petroleum Corp.	USFF -0.250%	Weekly	MS	07/29/30	(24,223)	(5,195,354)	(6,193,094)	(1,191,529)
Phillips 66	USFF -0.250%	Weekly	MS	11/04/30	(83,937)	(13,618,291)	(14,189,550)	(1,063,961)
SLB Ltd. (Curacao)	USFF -0.250%	Weekly	MS	11/04/30	(46,767)	(2,547,128)	(2,174,198)	284,655
Targa Resources Corp.	USFF -0.250%	Weekly	MS	07/16/29	(33,789)	(8,161,266)	(9,060,182)	(1,264,170)
Texas Pacific Land Corp.	USFF -0.250%	Weekly	MS	11/04/30	(35,707)	(16,277,185)	(15,626,811)	85,549
Williams Cos., Inc. (The)	USFF -0.250%	Weekly	MS	11/04/30	(138,710)	(10,246,549)	(10,311,701)	(434,657)
					(529,752)	(83,450,063)	(83,429,337)	(3,152,298)
Equity Real Estate Investment Trusts (REITs)
Alexandria Real Estate Equities, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(119,327)	(8,978,497)	(6,306,432)	1,967,751
BXP, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(19,090)	(1,478,609)	(1,265,858)	82,655
Camden Property Trust	USFF -0.250%	Weekly	MS	01/22/30	(43,245)	(4,728,770)	(4,951,120)	(463,196)
Crown Castle, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(86,019)	(8,042,752)	(6,514,219)	1,070,887
Equinix, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(7,549)	(7,037,305)	(7,869,002)	(1,218,274)
Essex Property Trust, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(15,928)	(4,500,224)	(4,644,446)	(510,565)
Extra Space Storage, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(36,548)	(5,271,950)	(5,310,424)	(222,797)
Healthpeak Properties, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(248,724)	(4,914,046)	(5,322,694)	(943,967)
Invitation Homes, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(15,770)	(502,106)	(476,412)	5,655
Iron Mountain, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(40,635)	(4,598,979)	(5,132,607)	(895,192)
Kimco Realty Corp.	USFF -0.250%	Weekly	MS	11/04/30	(157,084)	(3,454,110)	(3,982,079)	(688,481)
Regency Centers Corp.	USFF -0.250%	Weekly	MS	07/16/29	(52,724)	(4,091,591)	(4,204,212)	(274,007)
SBA Communications Corp.	USFF -0.250%	Weekly	MS	07/16/29	(15,117)	(3,408,751)	(2,667,546)	584,725

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Equity Real Estate Investment Trusts (REITs) — (continued)
UDR, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(116,488)	$(4,352,602)	$(4,650,201)	$(457,481)
Weyerhaeuser Co.	USFF -0.250%	Weekly	MS	01/10/28	(160,469)	(4,621,234)	(3,841,628)	487,122
					(1,134,717)	(69,981,526)	(67,138,880)	(1,475,165)
Exchange Traded Funds
State Street SPDR S&P 500 ETF Trust	USFF -0.250%	Weekly	MS	05/05/31	(8,293)	(6,161,808)	(6,192,964)	(214,294)
Financial Services
Block, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(100,671)	(7,504,174)	(7,650,996)	(362,183)
Coinbase Global, Inc., Class A	USFF -0.250%	Weekly	MS	07/29/30	(49,803)	(9,937,296)	(7,280,701)	2,370,977
Fidelity National Information Services, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(47,356)	(4,894,315)	(1,841,201)	2,760,065
Global Payments, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(16,558)	(1,306,641)	(1,201,448)	61,974
Jack Henry & Associates, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(19,977)	(3,597,348)	(2,751,632)	715,056
Moody's Corp.	USFF -0.250%	Weekly	MS	07/29/30	(15,637)	(7,259,186)	(7,082,310)	(42,464)
MSCI, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(19,921)	(11,709,024)	(11,156,557)	30,746
S&P Global, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(1,216)	(497,553)	(495,228)	(10,716)
					(271,139)	(46,705,537)	(39,460,073)	5,523,455
Food, Beverage & Tobacco
Archer-Daniels-Midland Co.	USFF -0.250%	Weekly	MS	11/04/30	(36,860)	(2,856,095)	(2,816,104)	(51,985)
Bunge Global SA (Switzerland)	USFF -0.250%	Weekly	MS	11/04/30	(22,306)	(2,753,797)	(2,380,719)	286,724
Constellation Brands, Inc., Class A	USFF -0.250%	Weekly	MS	05/05/31	(53,300)	(7,386,776)	(7,413,497)	(238,692)
Hormel Foods Corp.	USFF -0.250%	Weekly	MS	01/22/30	(4,929)	(145,355)	(122,338)	17,011
J M Smucker Co. (The)	USFF -0.250%	Weekly	MS	01/12/29	(26,304)	(2,835,723)	(2,959,200)	(347,549)
Keurig Dr Pepper, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(49,517)	(1,487,404)	(1,620,691)	(204,740)
McCormick & Co., Inc., non-voting shares	USFF -0.250%	Weekly	MS	01/22/30	(68,587)	(4,707,526)	(3,458,157)	1,020,975
Mondelez International, Inc., Class A	USFF -0.250%	Weekly	MS	07/29/30	(97,827)	(5,889,008)	(5,658,314)	(36,363)
Monster Beverage Corp.	USFF -0.250%	Weekly	MS	05/05/31	(37,437)	(3,483,006)	(3,598,444)	(214,686)
Philip Morris International, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(41,351)	(6,796,538)	(7,480,809)	(972,330)
					(438,418)	(38,341,228)	(37,508,273)	(741,635)
Health Care Equipment & Services
Baxter International, Inc.	USFF -0.250%	Weekly	MS	05/05/31	(71,013)	(1,246,325)	(1,513,997)	(303,044)
Boston Scientific Corp.	USFF -0.250%	Weekly	MS	07/29/30	(57,160)	(5,594,945)	(2,439,589)	2,995,126

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Health Care Equipment & Services — (continued)
Cooper Cos., Inc. (The)	USFF -0.250%	Weekly	MS	07/06/26	(155,518)	$(12,799,658)	$(11,152,196)	$1,279,191
Dexcom, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(101,327)	(10,252,067)	(6,824,373)	3,132,985
Edwards Lifesciences Corp.	USFF -0.250%	Weekly	MS	07/06/26	(134,073)	(11,584,298)	(12,128,244)	(877,123)
HCA Healthcare, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(11,240)	(4,704,350)	(4,382,364)	180,935
Henry Schein, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(140,562)	(10,545,711)	(11,739,738)	(1,559,394)
Humana, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(6,263)	(1,866,249)	(2,487,789)	(696,892)
IDEXX Laboratories, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(10,998)	(5,999,563)	(5,789,787)	37,862
Insulet Corp.	USFF -0.250%	Weekly	MS	01/10/28	(19,633)	(6,326,948)	(2,989,124)	3,156,456
Intuitive Surgical, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(18,701)	(9,696,751)	(7,437,014)	1,981,064
Labcorp Holdings, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(34,826)	(9,256,344)	(9,751,280)	(793,084)
Quest Diagnostics, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(34,770)	(6,964,905)	(7,369,502)	(607,965)
Solventum Corp.	USFF -0.250%	Weekly	MS	05/05/31	(25,920)	(1,983,916)	(1,999,728)	(73,781)
STERIS PLC (Ireland)	USFF -0.250%	Weekly	MS	11/04/30	(9,745)	(2,458,197)	(2,052,005)	325,926
Zimmer Biomet Holdings, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(80,913)	(7,485,798)	(6,965,800)	270,409
					(912,662)	(108,766,025)	(97,022,530)	8,448,671
Household & Personal Products
Church & Dwight Co., Inc.	USFF -0.250%	Weekly	MS	01/22/30	(54,263)	(5,453,096)	(5,256,999)	13,948
Estee Lauder Cos., Inc. (The), Class A	USFF -0.250%	Weekly	MS	07/08/27	(30,757)	(3,558,291)	(2,428,265)	990,966
					(85,020)	(9,011,387)	(7,685,264)	1,004,914
Insurance
Allstate Corp. (The)	USFF -0.250%	Weekly	MS	07/16/29	(32,798)	(6,916,154)	(7,803,956)	(1,305,171)
American International Group, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(109,275)	(8,703,215)	(8,144,266)	172,516
Aon PLC, Class A (Ireland)	USFF -0.250%	Weekly	MS	07/29/30	(25,256)	(8,516,506)	(8,377,163)	(131,631)
Arch Capital Group Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	01/12/29	(99,179)	(9,400,381)	(9,626,314)	(527,510)
Arthur J Gallagher & Co.	USFF -0.250%	Weekly	MS	07/29/30	(8,187)	(2,296,955)	(1,879,490)	335,734
Everest Group Ltd. (Bermuda)	USFF -0.250%	Weekly	MS	07/11/28	(8,829)	(3,165,103)	(3,153,984)	(172,016)
MetLife, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(65,113)	(5,235,687)	(5,509,211)	(490,511)
Progressive Corp. (The)	USFF -0.250%	Weekly	MS	05/05/31	(22,601)	(5,000,180)	(4,937,188)	(84,374)
Prudential Financial, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(28,156)	(3,116,117)	(3,038,877)	(43,328)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Insurance — (continued)
Travelers Cos., Inc. (The)	USFF -0.250%	Weekly	MS	11/04/30	(2,171)	$(670,836)	$(716,691)	$(112,908)
W R Berkley Corp.	USFF -0.250%	Weekly	MS	11/04/30	(127,494)	(8,780,858)	(8,992,152)	(509,180)
					(529,059)	(61,801,992)	(62,179,292)	(2,868,379)
Materials
Air Products and Chemicals, Inc.	USFF -0.250%	Weekly	MS	01/10/28	(30,710)	(9,185,698)	(9,003,558)	(264,173)
Amcor PLC (Jersey)	USFF -0.250%	Weekly	MS	07/29/30	(38,750)	(1,667,197)	(1,679,813)	(113,579)
Ball Corp.	USFF -0.250%	Weekly	MS	05/05/31	(31,381)	(1,751,773)	(1,958,174)	(262,172)
Dow, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(376,806)	(16,881,017)	(10,309,412)	5,170,325
Ecolab, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(34,174)	(9,064,671)	(9,521,218)	(745,299)
Freeport-McMoRan, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(5,525)	(375,922)	(347,467)	16,891
International Flavors & Fragrances, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(66,400)	(4,810,338)	(5,260,208)	(630,330)
International Paper Co.	USFF -0.250%	Weekly	MS	01/22/30	(16,702)	(849,157)	(636,346)	164,134
Martin Marietta Materials, Inc.	USFF +0.250%	Weekly	MS	07/29/30	(7,584)	(4,958,649)	(4,373,693)	431,979
Mosaic Co. (The)	USFF -0.250%	Weekly	MS	01/22/30	(645,177)	(19,224,626)	(13,671,301)	4,572,132
Nucor Corp.	USFF -0.250%	Weekly	MS	01/12/29	(14,924)	(3,165,985)	(3,324,321)	(283,763)
Packaging Corp. of America	USFF -0.250%	Weekly	MS	11/04/30	(39,150)	(8,273,588)	(9,328,662)	(1,401,273)
Sherwin-Williams Co. (The)	USFF -0.250%	Weekly	MS	07/16/29	(39,395)	(14,089,338)	(13,564,486)	13,337
Vulcan Materials Co.	USFF -0.250%	Weekly	MS	11/04/30	(14,107)	(4,187,348)	(4,161,706)	(101,364)
					(1,360,785)	(98,485,307)	(87,140,365)	6,566,845
Media & Entertainment
EchoStar Corp., Class A	USFF -0.630%	Weekly	MS	11/04/30	(16,979)	(1,871,411)	(1,723,369)	95,331
Live Nation Entertainment, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(13,506)	(2,228,383)	(2,473,084)	(311,716)
Paramount Skydance Corp., Class B	USFF -0.980%	Weekly	MS	07/29/30	(226,584)	(3,361,252)	(2,234,118)	994,492
TKO Group Holdings, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(11,271)	(2,305,730)	(2,268,965)	(45,793)
Trade Desk, Inc. (The), Class A	USFF -0.250%	Weekly	MS	01/22/30	(240,075)	(13,688,888)	(4,340,556)	8,954,384
					(508,415)	(23,455,664)	(13,040,092)	9,686,698
Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(15,789)	(3,544,602)	(3,973,144)	(547,984)
Agilent Technologies, Inc.	USFF -0.250%	Weekly	MS	05/05/31	(26,111)	(3,566,233)	(3,468,324)	(11,453)
Bio-Techne Corp.	USFF -0.250%	Weekly	MS	07/06/26	(34,346)	(3,410,879)	(2,426,545)	849,094
Eli Lilly & Co.	USFF -0.250%	Weekly	MS	05/05/31	(768)	(854,914)	(921,162)	(90,563)
Mettler-Toledo International, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(4,389)	(5,657,209)	(5,606,991)	(111,811)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Moderna, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(34,410)	$(4,420,292)	$(2,409,732)	$1,944,547
Revvity, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(15,798)	(1,935,340)	(1,757,685)	116,975
Vertex Pharmaceuticals, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(22,220)	(10,738,420)	(11,037,341)	(607,673)
Waters Corp.	USFF -0.250%	Weekly	MS	07/16/29	(22,033)	(8,190,491)	(8,263,256)	(307,944)
West Pharmaceutical Services, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(16,467)	(5,808,486)	(5,911,653)	(302,659)
Zoetis, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(5,653)	(1,208,413)	(406,225)	736,749
					(197,984)	(49,335,279)	(46,182,058)	1,667,278
Real Estate Management & Development
CoStar Group, Inc.	USFF -0.250%	Weekly	MS	07/08/27	(216,839)	(11,664,068)	(6,140,880)	5,187,707
Semiconductors & Semiconductor Equipment
Intel Corp.	USFF -0.250%	Weekly	MS	05/05/31	(16,256)	(2,022,613)	(2,269,825)	(383,917)
KLA Corp.	USFF -0.250%	Weekly	MS	05/05/31	(7,176)	(1,406,805)	(2,165,071)	(1,023,446)
Microchip Technology, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(75,297)	(6,074,090)	(6,867,086)	(1,151,929)
Monolithic Power Systems, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(3,077)	(4,160,268)	(4,253,522)	(224,959)
Qnity Electronics, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(16,013)	(2,325,391)	(2,615,083)	(356,459)
Teradyne, Inc.	USFF -0.250%	Weekly	MS	01/12/29	(8,011)	(2,566,094)	(3,876,042)	(1,422,917)
Texas Instruments, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(9,164)	(2,599,892)	(2,731,513)	(210,141)
					(134,994)	(21,155,153)	(24,778,142)	(4,773,768)
Software & Services
Akamai Technologies, Inc.	USFF -0.250%	Weekly	MS	07/11/28	(16,099)	(1,949,094)	(1,903,063)	(8,923)
Autodesk, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(11,012)	(3,396,772)	(2,140,953)	1,159,062
Cadence Design Systems, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(15,983)	(5,593,353)	(5,998,740)	(565,571)
Crowdstrike Holdings, Inc., Class A	USFF -0.250%	Weekly	MS	01/22/30	(5,774)	(2,929,593)	(4,406,370)	(1,560,045)
Datadog, Inc., Class A	USFF -0.250%	Weekly	MS	01/22/30	(31,504)	(5,465,626)	(8,202,381)	(2,994,445)
Fair Isaac Corp.	USFF -0.250%	Weekly	MS	01/22/30	(2,047)	(3,680,363)	(2,445,715)	1,129,702
Fortinet, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(28,553)	(2,478,085)	(4,386,312)	(1,978,457)
International Business Machines Corp.	USFF -0.250%	Weekly	MS	07/29/30	(34,551)	(9,944,773)	(9,716,087)	(161,186)
Intuit, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(3,511)	(2,344,863)	(916,371)	1,353,683
Oracle Corp.	USFF -0.250%	Weekly	MS	05/05/31	(12,292)	(2,066,598)	(1,801,393)	205,336
Palantir Technologies, Inc., Class A	USFF -0.250%	Weekly	MS	11/04/30	(35,265)	(4,773,387)	(4,114,368)	522,512
Palo Alto Networks, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(8,495)	(1,725,664)	(2,896,965)	(1,686,679)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
Total Return Swaps (continued)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Software & Services — (continued)
ServiceNow, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(54,026)	$(7,633,218)	$(5,363,701)	$2,050,429
Synopsys, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(13,765)	(7,006,565)	(6,140,154)	665,420
Trimble, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(33,115)	(2,790,412)	(1,694,826)	1,016,339
Tyler Technologies, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(25,268)	(10,903,138)	(7,389,879)	3,199,751
VeriSign, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(26,852)	(7,635,910)	(6,754,889)	651,636
Workday, Inc., Class A	USFF -0.250%	Weekly	MS	07/16/29	(38,920)	(7,983,910)	(4,764,586)	2,990,110
					(397,032)	(90,301,324)	(81,036,753)	5,988,674
Technology Hardware & Equipment
Arista Networks, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(21,321)	(3,458,421)	(3,622,011)	(262,127)
Ciena Corp.	USFF -0.250%	Weekly	MS	11/04/30	(7,248)	(3,244,257)	(3,555,579)	(403,675)
Coherent Corp.	USFF -0.250%	Weekly	MS	11/04/30	(3,998)	(1,332,676)	(1,577,091)	(281,570)
Lumentum Holdings, Inc.	USFF -0.250%	Weekly	MS	05/05/31	(3,995)	(3,594,847)	(3,427,950)	53,352
Super Micro Computer, Inc.	USFF -0.250%	Weekly	MS	01/22/30	(49,562)	(1,818,088)	(1,453,653)	313,263
Teledyne Technologies, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(9,259)	(5,804,838)	(6,174,827)	(536,281)
Western Digital Corp.	USFF -0.250%	Weekly	MS	05/05/31	(8,079)	(5,181,550)	(5,160,219)	(125,724)
					(103,462)	(24,434,677)	(24,971,330)	(1,242,762)
Telecommunication Services
Verizon Communications, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(205,902)	(9,659,278)	(8,717,891)	663,796
Transportation
CH Robinson Worldwide, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(48,130)	(8,689,615)	(9,064,804)	(653,684)
Norfolk Southern Corp.	USFF -0.250%	Weekly	MS	11/04/30	(12,568)	(3,952,348)	(3,953,767)	(121,807)
Old Dominion Freight Line, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(41,885)	(8,270,327)	(9,072,291)	(1,079,564)
Southwest Airlines Co.	USFF -0.250%	Weekly	MS	07/06/26	(131,096)	(5,839,744)	(6,740,956)	(1,233,880)
United Airlines Holdings, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(22,586)	(2,544,509)	(3,071,470)	(599,109)
					(256,265)	(29,296,543)	(31,903,288)	(3,688,044)
Utilities
AES Corp. (The)	USFF -0.250%	Weekly	MS	01/10/28	(404,370)	(7,483,336)	(5,928,064)	865,025
Alliant Energy Corp.	USFF -0.250%	Weekly	MS	11/04/30	(31,677)	(2,310,453)	(2,416,638)	(183,867)
Ameren Corp.	USFF -0.250%	Weekly	MS	11/04/30	(34,361)	(3,800,842)	(3,884,167)	(239,048)
American Electric Power Co., Inc.	USFF -0.250%	Weekly	MS	11/04/30	(28,001)	(3,630,449)	(3,830,817)	(327,822)
American Water Works Co., Inc.	USFF -0.250%	Weekly	MS	07/06/26	(36,878)	(5,351,561)	(4,852,407)	171,813
Atmos Energy Corp.	USFF -0.250%	Weekly	MS	07/29/30	(19,477)	(3,466,837)	(3,355,303)	(14,447)
CenterPoint Energy, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(119,756)	(5,077,294)	(5,274,054)	(372,739)

GOTHAM INDEX PLUS FUND
Portfolio of Investments (Concluded)
June 30, 2026
(Unaudited)
Total Return Swaps (concluded)
Reference Entity	Receive*,**	Payment Frequency	Counter- party	Maturity Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)***
Utilities — (continued)
CMS Energy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(38,654)	$(2,869,009)	$(2,957,031)	$(274,491)
Consolidated Edison, Inc.	USFF -0.250%	Weekly	MS	07/16/29	(60,457)	(6,631,852)	(6,688,358)	(320,731)
Dominion Energy, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(36,070)	(2,350,709)	(2,463,220)	(193,752)
Entergy Corp.	USFF -0.250%	Weekly	MS	07/29/30	(21,268)	(2,175,562)	(2,442,842)	(351,494)
Eversource Energy	USFF -0.250%	Weekly	MS	11/04/30	(111,796)	(7,634,457)	(8,079,497)	(747,879)
Exelon Corp.	USFF -0.250%	Weekly	MS	01/22/30	(165,761)	(7,918,133)	(7,727,778)	(164,262)
FirstEnergy Corp.	USFF -0.250%	Weekly	MS	01/07/27	(50,243)	(2,438,427)	(2,388,552)	(83,851)
NextEra Energy, Inc.	USFF -0.250%	Weekly	MS	07/06/26	(57,296)	(5,294,693)	(5,028,870)	58,140
NiSource, Inc.	USFF -0.250%	Weekly	MS	11/04/30	(70,485)	(3,327,710)	(3,351,562)	(127,193)
Pinnacle West Capital Corp.	USFF -0.250%	Weekly	MS	01/22/30	(22,541)	(2,179,431)	(2,411,887)	(329,201)
PPL Corp.	USFF -0.250%	Weekly	MS	07/29/30	(128,232)	(4,802,706)	(4,661,233)	(77,639)
Public Service Enterprise Group, Inc.	USFF -0.250%	Weekly	MS	07/23/30	(10,913)	(968,491)	(885,699)	28,377
Sempra	USFF -0.250%	Weekly	MS	07/29/30	(54,201)	(5,142,457)	(5,024,975)	(93,559)
Southern Co. (The)	USFF -0.250%	Weekly	MS	07/23/30	(44,749)	(4,265,235)	(4,282,927)	(202,089)
WEC Energy Group, Inc.	USFF -0.250%	Weekly	MS	07/29/30	(18,569)	(2,129,392)	(2,168,302)	(126,806)
Xcel Energy, Inc.	USFF -0.250%	Weekly	MS	01/07/27	(106,947)	(8,559,695)	(8,587,844)	(400,618)
					(1,672,702)	(99,808,731)	(98,692,027)	(3,508,133)

Total Reference Entity — Short						(1,154,019,894)	(1,075,718,311)	33,609,119
Net Value of Reference Entity						$77,686,109	$343,070,952	$263,215,487

*	The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.
**	The USFF rate as of June 30, 2026 was 3.63%.
***	Includes $(2,169,356) related to open trades, dividends receivables/payables and swap receivables/payables activities.
MS	Morgan Stanley
USFF	U.S. Fed Funds
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $263,215,487, which are considered Level 2 as of and for the period ended June 30, 2026.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM LARGE VALUE FUND
Portfolio of Investments
June 30, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.5%
Automobiles & Components — 1.3%
Aptiv PLC (Jersey)*	673	$ 41,309
Ford Motor Co.	11,669	162,199
General Motors Co.	2,697	207,885
		411,393
Banks — 2.6%
Citigroup, Inc.	2,461	344,442
Citizens Financial Group, Inc.	1,138	79,740
Fifth Third Bancorp	1,523	85,851
Huntington Bancshares, Inc.	5,466	96,912
KeyCorp.	2,381	54,882
PNC Financial Services Group, Inc. (The)	669	164,721
		826,548
Capital Goods — 12.6%
A. O. Smith Corp.	437	27,409
Allegion PLC (Ireland)	272	38,213
AMETEK, Inc.	609	147,341
Builders FirstSource, Inc.*	217	19,417
Caterpillar, Inc.	511	544,164
Comfort Systems USA, Inc.	5	9,910
Cummins, Inc.	374	266,741
Deere & Co.	96	60,896
Dover Corp.	381	85,451
EMCOR Group, Inc.	129	107,054
Fortive Corp.	711	43,435
General Dynamics Corp.	789	279,495
Honeywell Aerospace, Inc.*	489	108,108
Honeywell International, Inc.	730	163,447
Huntington Ingalls Industries, Inc.	92	25,750
IDEX Corp.	174	39,489
Illinois Tool Works, Inc.	909	245,857
Ingersoll Rand, Inc.	711	58,295
L3Harris Technologies, Inc.	265	77,006
Lockheed Martin Corp.	627	319,431
Masco Corp.	621	50,531
Nordson Corp.	173	52,192
Northrop Grumman Corp.	309	157,377
Otis Worldwide Corp.	1,150	82,340
PACCAR, Inc.	1,118	134,294
Parker-Hannifin Corp.	173	169,215
Pentair PLC (Ireland)	380	29,131
Rockwell Automation, Inc.	144	71,292
RTX Corp.	89	16,886
Snap-on, Inc.	164	65,994
Stanley Black & Decker, Inc.	492	46,307
Textron, Inc.	373	34,215
United Rentals, Inc.	56	63,442
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Westinghouse Air Brake Technologies Corp.	397	$ 107,031
WW Grainger, Inc.	110	149,644
Xylem, Inc.	703	83,102
		3,979,902
Commercial & Professional Services — 2.6%
Automatic Data Processing, Inc.	1,205	269,860
Broadridge Financial Solutions, Inc.	329	45,057
Copart, Inc.*	2,799	78,904
Equifax, Inc.	275	43,648
Jacobs Solutions, Inc.	375	47,250
Leidos Holdings, Inc.	376	38,717
Paychex, Inc.	1,067	104,918
Rollins, Inc.	1,064	44,411
Veralto Corp.	778	68,993
Verisk Analytics, Inc.	406	72,889
		814,647
Consumer Discretionary Distribution & Retail — 4.1%
Best Buy Co., Inc.	665	50,460
eBay, Inc.	859	95,993
Genuine Parts Co.	402	47,428
Home Depot, Inc. (The)	900	317,412
Lowe's Cos., Inc.	1,320	291,047
Ross Stores, Inc.	827	176,027
TJX Cos., Inc. (The)	958	145,137
Tractor Supply Co.	1,237	39,102
Ulta Beauty, Inc.*	137	61,784
Williams-Sonoma, Inc.	319	74,359
		1,298,749
Consumer Durables & Apparel — 1.8%
Deckers Outdoor Corp.*	422	41,900
Garmin Ltd. (Switzerland)	279	66,274
Hasbro, Inc.	448	37,000
Lennar Corp., Class A	567	51,308
Lululemon Athletica, Inc.*	341	38,935
NIKE, Inc., Class B	3,223	132,304
NVR, Inc.*	6	40,880
Ralph Lauren Corp.	170	68,240
Tapestry, Inc.	641	93,830
		570,671
Consumer Services — 2.8%
Carnival Corp. Ltd. (Bermuda)	3,251	92,881
Chipotle Mexican Grill, Inc.*	1,439	48,926
Domino's Pizza, Inc.	86	25,460
Expedia Group, Inc.	349	89,302
Las Vegas Sands Corp.	1,960	90,532

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Marriott International, Inc., Class A	725	$ 268,678
McDonald's Corp.	885	239,224
MGM Resorts International*	630	30,120
		885,123
Consumer Staples Distribution & Retail — 1.4%
Dollar General Corp.	698	80,347
Dollar Tree, Inc.*	609	73,658
Kroger Co. (The)	228	12,661
Sysco Corp.	1,507	125,955
Target Corp.	1,161	151,638
		444,259
Energy — 4.1%
APA Corp.	1,120	36,478
Baker Hughes Co.	2,438	135,309
ConocoPhillips	2,838	295,038
Devon Energy Corp.	1,818	75,120
EQT Corp.	1,463	77,788
Expand Energy Corp.	626	57,085
Exxon Mobil Corp.	85	11,621
Halliburton Co.	2,438	82,770
Occidental Petroleum Corp.	2,849	138,376
SLB Ltd. (Curacao)	3,695	171,781
Valero Energy Corp.	882	229,708
		1,311,074
Equity Real Estate Investment Trusts (REITs) — 4.4%
Alexandria Real Estate Equities, Inc.	425	22,461
AvalonBay Communities, Inc.	122	23,020
BXP, Inc.	60	3,979
Digital Realty Trust, Inc.	513	92,124
Federal Realty Investment Trust	273	33,699
Healthpeak Properties, Inc.	91	1,947
Host Hotels & Resorts, Inc.	1,931	45,784
Invitation Homes, Inc.	1,622	49,001
Kimco Realty Corp.	1,686	42,740
Mid-America Apartment Communities, Inc.	313	43,488
Prologis, Inc.	2,183	295,731
Public Storage	36	11,459
Realty Income Corp.	2,659	164,752
Regency Centers Corp.	478	38,116
Simon Property Group, Inc.	943	210,902
Ventas, Inc.	1,357	120,502
VICI Properties, Inc.	2,742	72,800
Welltower, Inc.	492	111,669
		1,384,174
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — 3.4%
Cboe Global Markets, Inc.	303	$ 73,529
CME Group, Inc.	836	184,614
Corpay, Inc.*	210	69,987
FactSet Research Systems, Inc.	110	25,309
Fidelity National Information Services, Inc.	1,457	56,648
Fiserv, Inc.*	1,553	76,174
Franklin Resources, Inc.	1,647	54,796
Global Payments, Inc.	643	46,656
Intercontinental Exchange, Inc.	1,334	164,229
Jack Henry & Associates, Inc.	168	23,140
PayPal Holdings, Inc.	2,828	122,113
S&P Global, Inc.	245	99,779
T Rowe Price Group, Inc.	681	77,423
		1,074,397
Food, Beverage & Tobacco — 5.6%
Altria Group, Inc.	5,297	381,119
Brown-Forman Corp., Class B	1,144	30,488
Coca-Cola Co. (The)	5,146	418,216
General Mills, Inc.	1,590	55,332
Hershey Co. (The)	538	94,392
Hormel Foods Corp.	1,591	39,489
J M Smucker Co. (The)	289	32,513
Keurig Dr Pepper, Inc.	3,200	104,736
Kraft Heinz Co. (The)	3,426	80,922
McCormick & Co., Inc., non-voting shares	691	34,840
Molson Coors Beverage Co., Class B	572	22,285
Mondelez International, Inc., Class A	110	6,362
Monster Beverage Corp.*	553	53,154
PepsiCo, Inc.	2,578	349,061
Tyson Foods, Inc., Class A	1,119	64,063
		1,766,972
Health Care Equipment & Services — 9.7%
Abbott Laboratories	666	60,433
Align Technology, Inc.*	208	35,081
Becton Dickinson & Co.	873	132,111
Boston Scientific Corp.*	3,493	149,081
Cardinal Health, Inc.	496	117,830
Cencora, Inc.	468	132,435
Cigna Group (The)	773	213,101
CVS Health Corp.	3,067	317,281
DaVita, Inc.*	209	46,498
Elevance Health, Inc.	540	208,834
GE HealthCare Technologies, Inc.	1,442	92,302
HCA Healthcare, Inc.	543	211,710

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Humana, Inc.	295	$ 117,180
Insulet Corp.*	130	19,793
McKesson Corp.	303	228,947
Medtronic PLC (Ireland)	3,207	250,884
Quest Diagnostics, Inc.	1	212
ResMed, Inc.	390	76,003
Solventum Corp.*	521	40,195
STERIS PLC (Ireland)	228	48,010
Stryker Corp.	686	215,980
UnitedHealth Group, Inc.	770	320,035
Universal Health Services, Inc., Class B	191	28,400
		3,062,336
Household & Personal Products — 2.8%
Church & Dwight Co., Inc.	695	67,332
Clorox Co. (The)	353	33,690
Colgate-Palmolive Co.	2,182	200,046
Estee Lauder Cos., Inc. (The), Class A	960	75,792
Kenvue, Inc.	5,539	105,850
Kimberly-Clark Corp.	1,052	115,478
Procter & Gamble Co. (The)	1,874	274,803
		872,991
Insurance — 3.0%
Aflac, Inc.	237	27,788
Arthur J Gallagher & Co.	642	147,384
Assurant, Inc.	117	31,418
Brown & Brown, Inc.	975	62,546
Chubb Ltd. (Switzerland)	171	58,267
Cincinnati Financial Corp.	58	10,738
Erie Indemnity Co., Class A	151	36,202
Globe Life, Inc.	184	32,877
Hartford Insurance Group, Inc. (The)	168	22,263
Loews Corp.	655	74,153
Marsh & McLennan Cos., Inc.	1,420	236,672
Principal Financial Group, Inc.	567	61,111
Travelers Cos., Inc. (The)	248	81,870
Willis Towers Watson PLC (Ireland)	298	77,888
		961,177
Materials — 3.0%
Albemarle Corp.	278	37,538
Avery Dennison Corp.	243	39,451
CF Industries Holdings, Inc.	362	39,190
Corteva, Inc.	2,124	179,882
DuPont de Nemours, Inc.	433	58,732
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
International Flavors & Fragrances, Inc.	601	$ 47,611
International Paper Co.	1,289	49,111
LyondellBasell Industries NV, Class A (Netherlands)	930	48,965
Newmont Corp.	3,385	316,159
PPG Industries, Inc.	648	78,596
Smurfit Westrock PLC (Ireland)	1,481	68,511
		963,746
Media & Entertainment — 1.9%
Charter Communications, Inc., Class A*	387	55,035
Fox Corp., Class A	1,134	59,149
Netflix, Inc.*	464	33,130
News Corp., Class A	1,663	41,292
Omnicom Group, Inc.	830	60,449
Trade Desk, Inc. (The), Class A*	1,108	20,033
Walt Disney Co. (The)	3,190	307,038
Warner Bros Discovery, Inc.*	852	22,714
		598,840
Pharmaceuticals, Biotechnology & Life Sciences — 7.9%
Amgen, Inc.	581	210,392
Biogen, Inc.*	425	91,825
Bristol-Myers Squibb Co.	6,293	362,603
Charles River Laboratories International, Inc.*	133	30,163
Gilead Sciences, Inc.	2,556	322,925
Incyte Corp.*	633	71,757
IQVIA Holdings, Inc.*	185	35,746
Johnson & Johnson	641	162,795
Merck & Co., Inc.	3,787	486,629
Pfizer, Inc.	17,213	414,489
Regeneron Pharmaceuticals, Inc.	274	170,850
Viatris, Inc.	2,739	43,495
Zoetis, Inc.	1,193	85,729
		2,489,398
Semiconductors & Semiconductor Equipment — 6.9%
Analog Devices, Inc.	99	39,320
Applied Materials, Inc.	46	33,258
First Solar, Inc.*	290	68,428
KLA Corp.	335	101,073
Lam Research Corp.	1,854	803,394
Micron Technology, Inc.	144	166,218
NXP Semiconductors NV (Netherlands)	594	166,932
ON Semiconductor Corp.*	1,113	105,223

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Concluded)
June 30, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Qnity Electronics, Inc.	498	$ 81,328
QUALCOMM, Inc.	2,369	437,768
Skyworks Solutions, Inc.	353	23,933
Teradyne, Inc.	262	126,766
Texas Instruments, Inc.	103	30,701
		2,184,342
Software & Services — 3.4%
Accenture PLC, Class A (Ireland)	1,826	227,228
Adobe, Inc.*	1,166	239,053
Autodesk, Inc.*	486	94,488
Cognizant Technology Solutions Corp., Class A	1,434	55,539
Gartner, Inc.*	215	27,868
Gen Digital, Inc.	1,896	47,192
GoDaddy, Inc., Class A*	407	34,546
Intuit, Inc.	646	168,606
PTC, Inc.*	346	39,309
Roper Technologies, Inc.	311	105,239
Trimble, Inc.*	545	27,893
		1,066,961
Technology Hardware & Equipment — 6.6%
Apple, Inc.	729	210,944
CDW Corp.	405	56,959
Cisco Systems, Inc.	2,081	244,434
Dell Technologies, Inc., Class C	692	298,570
F5, Inc.*	180	74,873
Flex Ltd. (Singapore)*	857	138,894
Hewlett Packard Enterprise Co.	3,200	144,352
HP, Inc.	2,899	63,604
Jabil, Inc.	112	43,174
Keysight Technologies, Inc.*	402	140,728
Motorola Solutions, Inc.	105	43,606
NetApp, Inc.	625	96,725
Sandisk Corp.*	119	270,574
TE Connectivity PLC (Ireland)	881	177,618
Teledyne Technologies, Inc.*	100	66,690
Zebra Technologies Corp., Class A*	131	34,487
		2,106,232
Telecommunication Services — 3.1%
AT&T, Inc.	10,719	221,883
	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Comcast Corp., Class A	10,357	$ 254,264
T-Mobile US, Inc.	1,693	283,967
Verizon Communications, Inc.	5,275	223,344
		983,458
Transportation — 4.5%
CH Robinson Worldwide, Inc.	346	65,166
CSX Corp.	4,682	222,535
Delta Air Lines, Inc.	248	23,228
Expeditors International of Washington, Inc.	418	68,125
FedEx Corp.	769	240,797
JB Hunt Transport Services, Inc.	283	81,909
Norfolk Southern Corp.	605	190,327
Union Pacific Corp.	959	260,848
United Parcel Service, Inc., Class B	2,452	263,590
		1,416,525
TOTAL COMMON STOCKS (Cost $28,105,599)		31,473,915
SHORT-TERM INVESTMENT — 0.4%
BNY Dreyfus Government Cash Management Fund, Institutional Shares, 3.54%(a)	128,652	128,652
TOTAL SHORT-TERM INVESTMENT (Cost $128,652)		128,652

TOTAL INVESTMENTS - 99.9% (Cost $28,234,251)		31,602,567
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		23,503
NET ASSETS - 100.0%		$31,626,070

(a)	Rate disclosed is the 7-day yield at June 30, 2026.
*	Non-income producing.
PLC	Public Limited Company

GOTHAM LARGE VALUE FUND
Portfolio of Investments (Concluded)
June 30, 2026
(Unaudited)
All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended June 30, 2026.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments
June 30, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 98.9%
Automobiles & Components — 2.1%
Aptiv PLC (Jersey)*	402	$ 24,675
Ford Motor Co.	6,343	88,167
General Motors Co.	1,459	112,460
Tesla, Inc.*	783	329,330
		554,632
Banks — 3.1%
Bank of America Corp.	2,702	153,960
Citigroup, Inc.	669	93,633
Citizens Financial Group, Inc.	163	11,422
Fifth Third Bancorp	345	19,448
Huntington Bancshares, Inc.	78	1,383
JPMorgan Chase & Co.	1,015	332,240
KeyCorp.	367	8,459
M&T Bank Corp.	39	9,282
PNC Financial Services Group, Inc. (The)	153	37,672
Regions Financial Corp.	45	1,359
Truist Financial Corp.	472	23,515
US Bancorp	591	35,696
Wells Fargo & Co.	1,160	95,862
		823,931
Capital Goods — 5.7%
3M Co.	30	4,857
A. O. Smith Corp.	216	13,547
Allegion PLC (Ireland)	137	19,247
AMETEK, Inc.	56	13,549
Axon Enterprise, Inc.*	4	2,242
Boeing Co. (The)*	37	8,009
Builders FirstSource, Inc.*	6	537
Carrier Global Corp.	47	3,447
Caterpillar, Inc.	281	299,237
Comfort Systems USA, Inc.	5	9,910
Cummins, Inc.	148	105,555
Deere & Co.	15	9,515
Dover Corp.	206	46,202
Eaton Corp. PLC (Ireland)	22	9,375
EMCOR Group, Inc.	62	51,453
Emerson Electric Co.	32	4,581
Fastenal Co.	56	2,690
Fortive Corp.	18	1,100
GE Vernova, Inc.	15	17,623
Generac Holdings, Inc.*	3	878
General Dynamics Corp.	418	148,072
General Electric Co.	59	22,050
Honeywell Aerospace, Inc.*	245	54,054
	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Honeywell International, Inc.	483	$ 108,256
Howmet Aerospace, Inc.	23	6,184
Hubbell, Inc.	3	1,570
Huntington Ingalls Industries, Inc.	2	560
IDEX Corp.	4	908
Illinois Tool Works, Inc.	16	4,327
Ingersoll Rand, Inc.	22	1,804
Johnson Controls International PLC (Ireland)	601	87,812
L3Harris Technologies, Inc.	10	2,906
Lennox International, Inc.	2	1,146
Lockheed Martin Corp.	349	177,802
Masco Corp.	11	895
Nordson Corp.	89	26,850
Northrop Grumman Corp.	55	28,012
Otis Worldwide Corp.	597	42,745
PACCAR, Inc.	29	3,483
Parker-Hannifin Corp.	7	6,847
Pentair PLC (Ireland)	9	690
Quanta Services, Inc.	8	5,760
Rockwell Automation, Inc.	6	2,970
RTX Corp.	75	14,230
Snap-on, Inc.	80	32,192
Stanley Black & Decker, Inc.	240	22,589
Textron, Inc.	9	826
Trane Technologies PLC (Ireland)	12	5,894
TransDigm Group, Inc.	3	3,996
United Rentals, Inc.	3	3,399
Vertiv Holdings Co., Class A	14	4,687
Westinghouse Air Brake Technologies Corp.	9	2,426
WW Grainger, Inc.	2	2,721
Xylem, Inc.	369	43,619
		1,495,836
Commercial & Professional Services — 1.2%
Automatic Data Processing, Inc.	657	147,135
Broadridge Financial Solutions, Inc.	179	24,514
Cintas Corp.	20	3,402
Copart, Inc.*	1,476	41,609
Equifax, Inc.	6	952
Jacobs Solutions, Inc.	186	23,436
Leidos Holdings, Inc.	195	20,079
Paychex, Inc.	561	55,163
Republic Services, Inc.	17	3,622
Rollins, Inc.	24	1,002
Veralto Corp.	15	1,330

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Verisk Analytics, Inc.	7	$ 1,257
Waste Management, Inc.	20	4,458
		327,959
Consumer Discretionary Distribution & Retail — 6.3%
Amazon.com, Inc.*	4,955	1,180,975
AutoZone, Inc.*	1	3,196
Best Buy Co., Inc.	366	27,772
Carvana Co.*	28	1,843
eBay, Inc.	470	52,522
Genuine Parts Co.	213	25,130
Home Depot, Inc. (The)	62	21,866
Lowe's Cos., Inc.	867	191,165
O'Reilly Automotive, Inc.*	45	4,144
Ross Stores, Inc.	493	104,935
TJX Cos., Inc. (The)	62	9,393
Tractor Supply Co.	29	917
Ulta Beauty, Inc.*	69	31,118
Williams-Sonoma, Inc.	6	1,398
		1,656,374
Consumer Durables & Apparel — 0.7%
Deckers Outdoor Corp.*	228	22,638
DR Horton, Inc.	16	2,606
Garmin Ltd. (Switzerland)	10	2,375
Hasbro, Inc.	227	18,748
Lennar Corp., Class A	14	1,267
Lululemon Athletica, Inc.*	184	21,009
NIKE, Inc., Class B	84	3,448
NVR, Inc.*	1	6,813
PulteGroup, Inc.	10	1,372
Ralph Lauren Corp.	94	37,733
Tapestry, Inc.	380	55,625
		173,634
Consumer Services — 0.9%
Airbnb, Inc., Class A*	30	4,293
Booking Holdings, Inc.	44	7,843
Carnival Corp. Ltd. (Bermuda)	54	1,543
Chipotle Mexican Grill, Inc.*	73	2,482
Darden Restaurants, Inc.	6	1,236
Domino's Pizza, Inc.	51	15,098
DoorDash, Inc., Class A*	17	3,137
Expedia Group, Inc.	49	12,538
Hilton Worldwide Holdings, Inc.	12	3,966
Las Vegas Sands Corp.	1,060	48,961
Marriott International, Inc., Class A	15	5,559
McDonald's Corp.	461	124,613
	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
MGM Resorts International*	14	$ 669
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	25	528
Royal Caribbean Cruises Ltd. (Liberia)	15	4,763
Starbucks Corp.	65	6,642
Wynn Resorts Ltd.	5	485
Yum! Brands, Inc.	15	2,398
		246,754
Consumer Staples Distribution & Retail — 1.2%
Casey's General Stores, Inc.	1	795
Costco Wholesale Corp.	21	19,645
Dollar General Corp.	344	39,598
Dollar Tree, Inc.*	342	41,365
Kroger Co. (The)	34	1,888
Sysco Corp.	739	61,765
Target Corp.	701	91,557
Walmart, Inc.	449	50,854
		307,467
Energy — 3.0%
APA Corp.	549	17,881
Baker Hughes Co.	1,532	85,026
Chevron Corp.	451	74,758
ConocoPhillips	69	7,173
Devon Energy Corp.	941	38,882
Diamondback Energy, Inc.	15	2,637
EOG Resources, Inc.	30	3,892
EQT Corp.	966	51,362
Expand Energy Corp.	371	33,831
Exxon Mobil Corp.	1,199	163,927
Halliburton Co.	1,289	43,762
Kinder Morgan, Inc.	125	3,996
Marathon Petroleum Corp.	17	4,346
Occidental Petroleum Corp.	75	3,643
ONEOK, Inc.	35	3,043
Phillips 66	22	3,719
SLB Ltd. (Curacao)	2,290	106,462
Targa Resources Corp.	11	2,950
Texas Pacific Land Corp.	3	1,313
Valero Energy Corp.	476	123,969
Williams Cos., Inc. (The)	64	4,758
		781,330
Equity Real Estate Investment Trusts (REITs) — 1.9%
Alexandria Real Estate Equities, Inc.	9	476
American Tower Corp.	26	4,253

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Equity Real Estate Investment Trusts (REITs) — (Continued)
AvalonBay Communities, Inc.	7	$ 1,321
BXP, Inc.	9	597
Camden Property Trust	5	572
Crown Castle, Inc.	24	1,817
Digital Realty Trust, Inc.	15	2,694
Equinix, Inc.	4	4,170
Equity Residential	21	1,427
Essex Property Trust, Inc.	3	875
Extra Space Storage, Inc.	11	1,598
Federal Realty Investment Trust	133	16,417
Healthpeak Properties, Inc.	34	728
Host Hotels & Resorts, Inc.	219	5,192
Invitation Homes, Inc.	30	906
Iron Mountain, Inc.	14	1,768
Kimco Realty Corp.	38	963
Mid-America Apartment Communities, Inc.	6	834
Prologis, Inc.	759	102,822
Public Storage	9	2,865
Realty Income Corp.	979	60,659
Regency Centers Corp.	10	797
SBA Communications Corp.	6	1,059
Simon Property Group, Inc.	508	113,614
UDR, Inc.	18	719
Ventas, Inc.	603	53,546
VICI Properties, Inc.	49	1,301
Welltower, Inc.	490	111,215
Weyerhaeuser Co.	41	982
		496,187
Financial Services — 8.4%
American Express Co.	258	87,269
Ameriprise Financial, Inc.	35	16,057
Apollo Global Management, Inc.	217	25,673
Ares Management Corp., Class A	86	9,573
Bank of New York Mellon Corp. (The)	266	38,466
Berkshire Hathaway, Inc., Class B*	809	404,816
Blackrock, Inc.	59	56,732
Blackstone, Inc.	281	33,065
Block, Inc.*	34	2,584
Capital One Financial Corp.	235	47,146
Cboe Global Markets, Inc.	161	39,070
Charles Schwab Corp. (The)	657	60,621
CME Group, Inc.	550	121,457
Coinbase Global, Inc., Class A*	15	2,193
Corpay, Inc.*	120	39,992
	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial Services — (Continued)
FactSet Research Systems, Inc.	60	$ 13,805
Fidelity National Information Services, Inc.	799	31,065
Fiserv, Inc.*	897	43,998
Franklin Resources, Inc.	224	7,453
Global Payments, Inc.	423	30,693
Goldman Sachs Group, Inc. (The)	116	117,319
Interactive Brokers Group, Inc., Class A	169	14,710
Intercontinental Exchange, Inc.	876	107,844
Invesco Ltd. (Bermuda)	181	4,777
Jack Henry & Associates, Inc.	109	15,014
KKR & Co., Inc.	335	30,746
Mastercard, Inc., Class A	342	175,651
Moody's Corp.	10	4,529
Morgan Stanley	634	132,531
MSCI, Inc.	4	2,240
Nasdaq, Inc.	32	2,522
Northern Trust Corp.	70	12,169
PayPal Holdings, Inc.	1,690	72,974
Raymond James Financial, Inc.	74	11,250
Robinhood Markets, Inc., Class A*	343	34,396
S&P Global, Inc.	188	76,565
State Street Corp.	107	18,147
Synchrony Financial	127	9,658
T Rowe Price Group, Inc.	107	12,165
Visa, Inc., Class A	725	248,740
		2,215,675
Food, Beverage & Tobacco — 3.1%
Altria Group, Inc.	2,583	185,847
Archer-Daniels-Midland Co.	27	2,063
Brown-Forman Corp., Class B	25	666
Bunge Global SA (Switzerland)	8	854
Coca-Cola Co. (The)	3,313	269,247
Constellation Brands, Inc., Class A	9	1,252
General Mills, Inc.	825	28,710
Hershey Co. (The)	11	1,930
Hormel Foods Corp.	851	21,122
J M Smucker Co. (The)	6	675
Keurig Dr Pepper, Inc.	747	24,449
Kraft Heinz Co. (The)	67	1,582
McCormick & Co., Inc., non-voting shares	15	756
Molson Coors Beverage Co., Class B	10	390
Mondelez International, Inc., Class A	72	4,164

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Monster Beverage Corp.*	55	$ 5,287
PepsiCo, Inc.	1,649	223,275
Philip Morris International, Inc.	87	15,739
Tyson Foods, Inc., Class A	551	31,545
		819,553
Health Care Equipment & Services — 3.9%
Abbott Laboratories	670	60,796
Align Technology, Inc.*	112	18,890
Baxter International, Inc.	29	618
Becton Dickinson & Co.	427	64,618
Boston Scientific Corp.*	2,278	97,225
Cardinal Health, Inc.	14	3,326
Cencora, Inc.	10	2,830
Centene Corp.*	27	1,733
Cigna Group (The)	406	111,926
Cooper Cos., Inc. (The)*	11	789
CVS Health Corp.	1,968	203,589
DaVita, Inc.*	113	25,140
Dexcom, Inc.*	18	1,212
Edwards Lifesciences Corp.*	29	2,623
Elevance Health, Inc.	12	4,641
GE HealthCare Technologies, Inc.	720	46,087
HCA Healthcare, Inc.	12	4,679
Henry Schein, Inc.*	6	501
Humana, Inc.	184	73,088
IDEXX Laboratories, Inc.*	4	2,106
Insulet Corp.*	3	457
Intuitive Surgical, Inc.*	16	6,363
Labcorp Holdings, Inc.	4	1,120
McKesson Corp.	75	56,670
Medtronic PLC (Ireland)	1,981	154,974
Quest Diagnostics, Inc.	6	1,272
ResMed, Inc.	224	43,653
Solventum Corp.*	9	694
STERIS PLC (Ireland)	5	1,053
Stryker Corp.	21	6,612
UnitedHealth Group, Inc.	52	21,613
Universal Health Services, Inc., Class B	98	14,571
Veeva Systems, Inc., Class A*	10	1,775
Zimmer Biomet Holdings, Inc.	11	947
		1,038,191
Household & Personal Products — 1.5%
Church & Dwight Co., Inc.	343	33,230
Clorox Co. (The)	6	573
	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Colgate-Palmolive Co.	920	$ 84,346
Estee Lauder Cos., Inc. (The), Class A	553	43,659
Kenvue, Inc.	2,968	56,718
Kimberly-Clark Corp.	514	56,422
Procter & Gamble Co. (The)	878	128,750
		403,698
Insurance — 1.3%
Aflac, Inc.	29	3,400
Allstate Corp. (The)	13	3,093
American International Group, Inc.	30	2,236
Aon PLC, Class A (Ireland)	12	3,980
Arch Capital Group Ltd. (Bermuda)*	20	1,941
Arthur J Gallagher & Co.	397	91,139
Assurant, Inc.	20	5,371
Brown & Brown, Inc.	527	33,807
Chubb Ltd. (Switzerland)	22	7,496
Cincinnati Financial Corp.	8	1,481
Erie Indemnity Co., Class A	3	719
Everest Group Ltd. (Bermuda)	2	715
Globe Life, Inc.	4	715
Hartford Insurance Group, Inc. (The)	15	1,988
Loews Corp.	11	1,245
Marsh & McLennan Cos., Inc.	769	128,169
MetLife, Inc.	36	3,046
Principal Financial Group, Inc.	12	1,293
Progressive Corp. (The)	32	6,991
Prudential Financial, Inc.	19	2,051
Travelers Cos., Inc. (The)	12	3,962
W R Berkley Corp.	21	1,481
Willis Towers Watson PLC (Ireland)	146	38,160
		344,479
Materials — 1.6%
Air Products and Chemicals, Inc.	10	2,932
Albemarle Corp.	182	24,575
Amcor PLC (Jersey)	24	1,040
Avery Dennison Corp.	119	19,320
Ball Corp.	15	936
CF Industries Holdings, Inc.	8	866
Corteva, Inc.	1,055	89,348
CRH PLC (Ireland)	27	2,889
Dow, Inc.	40	1,094
DuPont de Nemours, Inc.	218	29,570
Ecolab, Inc.	15	4,179
Freeport-McMoRan, Inc.	81	5,094

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
International Flavors & Fragrances, Inc.	14	$ 1,109
International Paper Co.	818	31,166
Linde PLC (Ireland)	26	13,492
LyondellBasell Industries NV, Class A (Netherlands)	18	948
Martin Marietta Materials, Inc.	3	1,730
Mosaic Co. (The)	18	381
Newmont Corp.	1,883	175,872
Nucor Corp.	13	2,896
Packaging Corp. of America	5	1,191
PPG Industries, Inc.	12	1,456
Sherwin-Williams Co. (The)	14	4,821
Smurfit Westrock PLC (Ireland)	29	1,342
Steel Dynamics, Inc.	8	1,836
Vulcan Materials Co.	7	2,065
		422,148
Media & Entertainment — 9.3%
Alphabet, Inc., Class A	3,523	1,259,014
Charter Communications, Inc., Class A*	217	30,860
EchoStar Corp., Class A*	12	1,218
Electronic Arts, Inc.	97	19,889
Fox Corp., Class A	645	33,643
Live Nation Entertainment, Inc.*	11	2,014
Meta Platforms, Inc., Class A	1,171	659,613
Netflix, Inc.*	1,905	136,017
News Corp., Class A	900	22,347
Omnicom Group, Inc.	483	35,177
Paramount Skydance Corp., Class B	60	592
Take-Two Interactive Software, Inc.*	72	17,998
TKO Group Holdings, Inc.	4	805
Trade Desk, Inc. (The), Class A*	728	13,162
Walt Disney Co. (The)	2,059	198,179
Warner Bros Discovery, Inc.*	959	25,567
		2,456,095
Pharmaceuticals, Biotechnology & Life Sciences — 4.6%
AbbVie, Inc.	99	24,912
Agilent Technologies, Inc.	14	1,860
Amgen, Inc.	30	10,864
Biogen, Inc.*	8	1,728
Bio-Techne Corp.	8	565
Bristol-Myers Squibb Co.	3,148	181,388
Charles River Laboratories International, Inc.*	2	454
	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Danaher Corp.	273	$ 52,001
Eli Lilly & Co.	45	53,974
Gilead Sciences, Inc.	428	54,074
Incyte Corp.*	309	35,028
IQVIA Holdings, Inc.*	9	1,739
Johnson & Johnson	342	86,858
Merck & Co., Inc.	2,347	301,589
Mettler-Toledo International, Inc.*	1	1,277
Moderna, Inc.*	22	1,541
Pfizer, Inc.	8,810	212,145
Regeneron Pharmaceuticals, Inc.	162	101,013
Revvity, Inc.	6	668
Thermo Fisher Scientific, Inc.	22	11,030
Vertex Pharmaceuticals, Inc.*	14	6,954
Viatris, Inc.	1,800	28,584
Waters Corp.*	4	1,500
West Pharmaceutical Services, Inc.	4	1,436
Zoetis, Inc.	653	46,925
		1,220,107
Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A*	16	2,155
CoStar Group, Inc.*	19	538
		2,693
Semiconductors & Semiconductor Equipment — 14.4%
Advanced Micro Devices, Inc.*	368	213,775
Analog Devices, Inc.	28	11,121
Applied Materials, Inc.	46	33,258
Broadcom, Inc.	429	162,055
First Solar, Inc.*	166	39,169
Intel Corp.*	245	34,209
KLA Corp.	75	22,628
Lam Research Corp.	1,198	519,129
Marvell Technology, Inc.	33	9,830
Microchip Technology, Inc.	31	2,827
Micron Technology, Inc.	711	820,700
Monolithic Power Systems, Inc.	2	2,765
NVIDIA Corp.	7,622	1,525,086
NXP Semiconductors NV (Netherlands)	390	109,602
ON Semiconductor Corp.*	600	56,724
Qnity Electronics, Inc.	323	52,749
QUALCOMM, Inc.	753	139,147
Skyworks Solutions, Inc.	8	543

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Continued)
June 30, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Teradyne, Inc.	80	$ 38,707
Texas Instruments, Inc.	38	11,327
		3,805,351
Software & Services — 7.6%
Accenture PLC, Class A (Ireland)	1,006	125,187
Adobe, Inc.*	645	132,238
Akamai Technologies, Inc.*	8	946
AppLovin Corp., Class A*	14	7,213
Autodesk, Inc.*	323	62,798
Cadence Design Systems, Inc.*	15	5,630
Cognizant Technology Solutions Corp., Class A	779	30,171
Crowdstrike Holdings, Inc., Class A*	10	7,631
Datadog, Inc., Class A*	14	3,645
Fair Isaac Corp.*	1	1,195
Fortinet, Inc.*	37	5,684
Gartner, Inc.*	125	16,202
Gen Digital, Inc.	1,046	26,035
GoDaddy, Inc., Class A*	223	18,928
International Business Machines Corp.	53	14,904
Intuit, Inc.	425	110,925
Microsoft Corp.	3,425	1,277,593
Oracle Corp.	162	23,741
Palantir Technologies, Inc., Class A*	134	15,634
Palo Alto Networks, Inc.*	32	10,913
PTC, Inc.*	187	21,245
Roper Technologies, Inc.	168	56,849
Salesforce, Inc.	47	7,363
ServiceNow, Inc.*	59	5,857
Synopsys, Inc.*	10	4,461
Trimble, Inc.*	358	18,322
Tyler Technologies, Inc.*	2	585
VeriSign, Inc.	5	1,258
Workday, Inc., Class A*	14	1,714
		2,014,867
Technology Hardware & Equipment — 13.8%
Amphenol Corp., Class A	74	13,048
Apple, Inc.	6,720	1,944,499
Arista Networks, Inc.*	71	12,061
CDW Corp.	203	28,550
Ciena Corp.*	5	2,453
Cisco Systems, Inc.	2,550	299,523
Coherent Corp.*	7	2,761
Corning, Inc.	47	12,005
	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Dell Technologies, Inc., Class C	993	$ 428,440
F5, Inc.*	3	1,248
Flex Ltd. (Singapore)*	534	86,545
Hewlett Packard Enterprise Co.	2,050	92,476
HP, Inc.	1,594	34,972
Jabil, Inc.	7	2,698
Keysight Technologies, Inc.*	264	92,418
Lumentum Holdings, Inc.*	2	1,716
Motorola Solutions, Inc.	9	3,738
NetApp, Inc.	304	47,047
Sandisk Corp.*	192	436,556
Seagate Technology Holdings PLC (Ireland)	13	12,545
Super Micro Computer, Inc.*	35	1,027
TE Connectivity PLC (Ireland)	447	90,120
Teledyne Technologies, Inc.*	2	1,334
Western Digital Corp.	21	13,413
Zebra Technologies Corp., Class A*	3	790
		3,661,983
Telecommunication Services — 1.4%
AT&T, Inc.	395	8,177
Comcast Corp., Class A	5,522	135,565
T-Mobile US, Inc.	1,365	228,951
Verizon Communications, Inc.	237	10,035
		382,728
Transportation — 1.6%
CH Robinson Worldwide, Inc.	6	1,130
CSX Corp.	105	4,991
Delta Air Lines, Inc.	37	3,465
Expeditors International of Washington, Inc.	219	35,693
FedEx Corp.	454	142,161
Fedex Freight Holding Co., Inc.*	57	8,607
JB Hunt Transport Services, Inc.	145	41,967
Norfolk Southern Corp.	12	3,775
Old Dominion Freight Line, Inc.	10	2,166
Southwest Airlines Co.	28	1,440
Uber Technologies, Inc.*	98	7,072
Union Pacific Corp.	33	8,976
United Airlines Holdings, Inc.*	18	2,448
United Parcel Service, Inc., Class B	1,403	150,822
		414,713
Utilities — 0.3%
AES Corp. (The)	40	586
Alliant Energy Corp.	13	992

GOTHAM ENHANCED S&P 500 INDEX FUND
Portfolio of Investments (Concluded)
June 30, 2026
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Ameren Corp.	13	$ 1,470
American Electric Power Co., Inc.	25	3,420
American Water Works Co., Inc.	9	1,184
Atmos Energy Corp.	7	1,206
CenterPoint Energy, Inc.	30	1,321
CMS Energy Corp.	14	1,071
Consolidated Edison, Inc.	20	2,213
Constellation Energy Corp.	17	4,222
Dominion Energy, Inc.	49	3,346
DTE Energy Co.	11	1,676
Duke Energy Corp.	44	5,569
Edison International	18	1,340
Entergy Corp.	20	2,297
Evergy, Inc.	11	951
Eversource Energy	21	1,518
Exelon Corp.	57	2,657
FirstEnergy Corp.	27	1,284
NextEra Energy, Inc.	97	8,514
NiSource, Inc.	21	999
NRG Energy, Inc.	11	1,607
PG&E Corp.	842	14,162
Pinnacle West Capital Corp.	6	642
PPL Corp.	42	1,527
Public Service Enterprise Group, Inc.	28	2,272
Sempra	30	2,781
Southern Co. (The)	52	4,977
	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Vistra Corp.	19	$ 3,014
WEC Energy Group, Inc.	15	1,752
Xcel Energy, Inc.	27	2,168
		82,738
TOTAL COMMON STOCKS (Cost $19,798,053)		26,149,123
SHORT-TERM INVESTMENT — 1.2%
BNY Dreyfus Government Cash Management Fund, Institutional Shares, 3.54%(a)	330,862	330,862
TOTAL SHORT-TERM INVESTMENT (Cost $330,862)		330,862

TOTAL INVESTMENTS - 100.1% (Cost $20,128,915)		26,479,985
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(29,436)
NET ASSETS - 100.0%		$26,450,549

(a)	Rate disclosed is the 7-day yield at June 30, 2026.
*	Non-income producing.
PLC	Public Limited Company

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended June 30, 2026.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.

GOTHAM TOTAL RETURN FUND
Portfolio of Investments
June 30, 2026
(Unaudited)
	Number of Shares	Value
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES(a) — 99.7%
Gotham 1000 Value ETF	192,473	$ 5,080,364
Gotham Enhanced S&P 500 Index Fund	131,992	2,749,712
Gotham Index Plus Fund	129,229	4,414,471
Gotham Large Value Fund	221,577	3,456,605
Gotham Neutral Fund*	115,233	1,667,417
TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $13,593,366)		17,368,569
SHORT-TERM INVESTMENT — 0.5%
BNY Dreyfus Government Cash Management Fund, Institutional Shares, 3.54%(b)	79,029	79,029
TOTAL SHORT-TERM INVESTMENT (Cost $79,029)		79,029

TOTAL INVESTMENTS - 100.2% (Cost $13,672,395)		17,447,598
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(31,746)
NET ASSETS - 100.0%		$17,415,852

(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds are publicly available on the Securities and Exchange Commission’s website.
(b)	Rate disclosed is the 7-day yield at June 30, 2026.
*	Non-income producing.
ETF	Exchange-Traded Fund
S&P	Standard & Poor's

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets as of and for the period ended June 30, 2026.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.